                            N-30D TABLE OF CONTENTS


SSgA Fund Name                                                        N-30D Page
--------------                                                        ----------
SSgA-SM-Life Solutions-SM- Funds....................................
     Income and Growth Fund.........................................
     Balanced Fund..................................................
     Growth Fund....................................................
Money Market Fund...................................................
Disciplined Equity Fund.............................................
Prime Money Market Fund.............................................
Small Cap Fund......................................................
US Treasury Money Market Fund.......................................
Yield Plus Fund.....................................................
Bond Market Fund....................................................
S&P 500 Index Fund..................................................
International Stock Selection Fund..................................
Tax Free Money Market Fund..........................................
US Government Money Market Fund.....................................
Growth and Income Fund..............................................
Intermediate Fund...................................................
Intermediate Municipal Bond Fund....................................
Emerging Markets Fund...............................................
Tuckerman Active REIT Fund..........................................
International Growth Opportunities..................................
High Yield Bond.....................................................
Special Equity......................................................
Aggressive Equity Fund..............................................
IAM Shares Fund.....................................................
MSCI EAFE Index Fund................................................

[GRAPHICS]

[SSgA(R) FUNDS LOGO]

SEMIANNUAL REPORT

LIFE SOLUTIONS FUNDS

FEBRUARY 28, 2002

                        SSgA(R) LIFE SOLUTIONS(SM) FUNDS

                             INCOME AND GROWTH FUND
                                  BALANCED FUND
                                   GROWTH FUND

                          Semiannual Report (Unaudited)
                                February 28, 2002

                                Table of Contents

                                                                        PAGE
   INCOME AND GROWTH FUND Financial Statements                             2
     Financial Highlights                                                  6
   BALANCED FUND Financial Statements                                      8
     Financial Highlights                                                 12
   GROWTH FUND Financial Statements                                       14
     Financial Highlights                                                 18
   Notes to Financial Statements                                          19

   Fund Management and Service Providers                                  27

"SSgA(R)" IS A REGISTERED TRADEMARK AND "LIFE SOLUTIONS(SM)" IS A REGISTERED SERVICE MARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUNDS AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVES AND OPERATIONS OF THE FUNDS, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INTERNATIONAL MARKETS ENTAIL DIFFERENT RISKS THAN THOSE TYPICALLY ASSOCIATED WITH DOMESTIC MARKETS, INCLUDING CURRENCY FLUCTUATIONS, POLITICAL AND ECONOMIC INSTABILITY, ACCOUNTING CHANGES AND FOREIGN TAXATION. SECURITIES MAY BE LESS LIQUID AND MORE VOLATILE. PLEASE SEE THE PROSPECTUS FOR FURTHER DETAILS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA LIFE SOLUTIONS
INCOME AND GROWTH FUND

STATEMENT OF NET ASSETS

                                                   FEBRUARY 28, 2002 (UNAUDITED)

                                                         NUMBER          VALUE
                                                           OF            (000)
                                                         SHARES            $
                                                       ---------        -------

INVESTMENTS
DOMESTIC EQUITIES - 37.3%
SSgA Aggressive Equity Fund                            1,302,519          5,692
SSgA S&P 500 Index Fund                                   68,122          1,246
SSgA Small Cap Fund                                       27,121            566
                                                                        -------
                                                                          7,504
                                                                        -------

INTERNATIONAL EQUITIES - 7.1%
SSgA International Stock Selection Fund                  184,945          1,228
SSgA Emerging Market Fund                                 22,162            209
                                                                        -------
                                                                          1,437
                                                                        -------

BONDS - 55.7%
SSgA Bond Market Fund                                    965,490          9,819
SSgA High Yield Bond Fund                                169,372          1,399
                                                                        -------
                                                                         11,218
                                                                        -------

SHORT-TERM ASSETS - 0.1%
SSgA Money Market Fund                                    17,043             17
                                                                        -------

TOTAL INVESTMENTS - 100.2%
(identified cost $20,471)                                                20,176
                                                                        -------

OTHER ASSETS AND LIABILITIES
Deferred organization expenses                                                4
Receivable from Advisor                                                      16
Other assets                                                                  1
Liabilities                                                                 (71)
                                                                        -------

TOTAL OTHER ASSETS AND LIABILITIES,
NET - (0.2%)                                                                (50)
                                                                        -------

NET ASSETS - 100.0%                                                      20,126
                                                                        =======

                                                                         VALUE
                                                                         (000)
                                                                           $
                                                                        -------
NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income                (28)
Accumulated net realized gain (loss)                                     (3,522)
Unrealized appreciation (depreciation) on investments                      (295)
Shares of beneficial interest                                                 2
Additional paid-in capital                                               23,969
                                                                        -------

NET ASSETS                                                               20,126
                                                                        =======

NET ASSET VALUE, offering and redemption price per share:
   ($20,125,815 divided by 1,922,937 shares of $.001 par value
   shares of beneficial interest outstanding)                             10.47
                                                                        =======

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS
Amounts in thousands      FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (UNAUDITED)

INVESTMENT INCOME
  Income distributions from Underlying Funds                                        $     347

EXPENSES
  Distribution fees                                                   $       2
  Transfer agent fees                                                        13
  Fund accounting fees                                                        8
  Professional fees                                                           5
  Registration fees                                                          12
  Shareholder servicing fees                                                 11
  Amortization of deferred organization expenses                              4
  Miscellaneous                                                               5
                                                                      ---------

  Expenses before reductions                                                 60
  Expense reductions                                                        (16)
                                                                      ---------

    Expenses, net                                                                          44
                                                                                    ---------

Net investment income                                                                     303
                                                                                    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments                                                  (611)
Net change in unrealized appreciation (depreciation) on investments                       481
                                                                                    ---------

Net realized and unrealized gain (loss)                                                  (130)
                                                                                    ---------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                               $     173
                                                                                    =========

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                                   FOR THE SIX
                                                                                   MONTHS ENDED         FOR THE FISCAL
                                                                                FEBRUARY 28, 2002         YEAR ENDED
                                                                                   (UNAUDITED)         AUGUST 31, 2001
                                                                               ------------------      ----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income                                                        $              303       $            799
  Net realized gain (loss)                                                                   (611)                  (981)
  Net change in unrealized appreciation (depreciation)                                        481                 (1,161)
                                                                               ------------------       ----------------

     Net increase (decrease) in net assets from operations                                    173                 (1,343)
                                                                               ------------------       ----------------

DISTRIBUTIONS
  From net investment income                                                                 (857)                (1,334)
  From net realized gain                                                                       --                 (1,316)
                                                                               ------------------       ----------------

     Net decrease in net assets from distributions                                           (857)                (2,650)
                                                                               ------------------       ----------------

SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions                               932                  2,721
                                                                               ------------------       ----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                                   248                 (1,272)

NET ASSETS
  Beginning of period                                                                      19,878                 21,150
                                                                               ------------------       ----------------
  End of period (including accumulated distributions in excess of net investment income of $28 and undistributed net investment income of
    $526, respectively)                                                        $           20,126       $         19,878
                                                                               ==================       ================

See accompanying notes which are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                         FISCAL YEARS ENDED AUGUST 31,
                                                                ---------------------------------------------
                                                      2002*          2001            2000            1999
                                                -------------   -------------   -------------   -------------
NET ASSET VALUE, BEGINNING OF PERIOD            $       10.84   $       13.21   $       12.93   $       12.65
                                                -------------   -------------   -------------   -------------

INCOME FROM OPERATIONS
   Net investment income (a)                              .16             .45             .47             .44
   Net realized and unrealized gain (loss)               (.08)          (1.24)            .94             .95
                                                -------------   -------------   -------------   -------------

      Total income from operations                        .08            (.79)           1.41            1.39
                                                -------------   -------------   -------------   -------------

DISTRIBUTIONS
  From net investment income                             (.45)           (.79)           (.77)           (.61)
  From net realized gain                                   --            (.79)           (.36)           (.50)
                                                -------------   -------------   -------------   -------------

     Total distributions                                 (.45)          (1.58)          (1.13)          (1.11)
                                                -------------   -------------   -------------   -------------

NET ASSET VALUE, END OF PERIOD                  $       10.47   $       10.84   $       13.21   $       12.93
                                                =============   =============   =============   =============

TOTAL RETURN (%)(b)
                                                          .91           (6.35)          11.73           11.27

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)             20,126          19,878          21,150          25,742

  Ratios to average net assets (%)(c):
     Operating expenses, net (d)(e)                       .45             .45             .45             .45
     Operating expenses, gross (d)(e)                     .61             .59             .55             .50
     Net investment income                               3.09            3.87            3.71            3.37

  Portfolio turnover rate (%)(f)                        20.02           79.47           31.07           93.34

                                                FISCAL YEARS ENDED AUGUST 31,
                                                -----------------------------
                                                     1998            1997**
                                                -------------   -------------
NET ASSET VALUE, BEGINNING OF PERIOD            $       12.93   $       12.68
                                                -------------   -------------

INCOME FROM OPERATIONS
   Net investment income (a)                              .46              --
   Net realized and unrealized gain (loss)               (.01)            .25
                                                -------------   -------------

      Total income from operations                        .45             .25
                                                -------------   -------------

DISTRIBUTIONS
  From net investment income                             (.41)             --
  From net realized gain                                 (.32)             --
                                                -------------   -------------

     Total distributions                                 (.73)             --
                                                -------------   -------------

NET ASSET VALUE, END OF PERIOD                  $       12.65   $       12.93
                                                =============   =============

TOTAL RETURN (%)(b)                                      3.53            1.97

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)             23,771          13,979

  Ratios to average net assets (%)(c):
     Operating expenses, net (d)(e)                       .45             .35
     Operating expenses, gross (d)(e)                     .72            1.14
     Net investment income                               3.00             .16

  Portfolio turnover rate (%)(f)                        93.28          106.68

*   For the six months ended February 28, 2002 (Unaudited).
**  For the period July 1, 1997 (commencement of operations) to August 31, 1997.
(a) For the periods subsequent to August 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(e) See Note 4 for current period amounts.
(f) The ratio for the period ended August 31, 1997 is annualized.

SSgA LIFE SOLUTIONS
BALANCED FUND

STATEMENT OF NET ASSETS
                                                   FEBRUARY 28, 2002 (UNAUDITED)

                                                      NUMBER          VALUE
                                                        OF            (000)
                                                      SHARES            $
                                                  -------------   -------------
INVESTMENTS
DOMESTIC EQUITIES - 52.4%
SSgA Aggressive Equity Fund                           5,933,929          25,931
SSgA S&P 500 Index Fund                                 311,384           5,695
SSgA Small Cap Fund                                      93,074           1,943
                                                                  -------------
                                                                         33,569
                                                                  -------------

INTERNATIONAL EQUITIES - 12.0%
SSgA International Stock Selection Fund               1,050,149           6,973
SSgA Emerging Market Fund                                73,296             690
                                                                  -------------
                                                                          7,663
                                                                  -------------

BONDS - 35.7%
SSgA Bond Market Fund                                 1,945,984          19,791
SSgA High Yield Bond Fund                               376,956           3,114
                                                                  -------------
                                                                         22,905
                                                                  -------------

SHORT-TERM ASSETS - 0.1%
SSgA Money Market Fund                                   96,679              97
                                                                  -------------

TOTAL INVESTMENTS - 100.2%
(identified cost $68,020)                                                64,234
                                                                  -------------

OTHER ASSETS AND LIABILITIES
Deferred organization expenses                                                4
Other assets                                                                  2
Liabilities                                                                (159)
                                                                  -------------

TOTAL OTHER ASSETS AND LIABILITIES,
NET - (0.2%)                                                               (153)
                                                                  -------------

NET ASSETS - 100.0%                                                      64,081
                                                                  =============

                                                                         VALUE
                                                                         (000)
                                                                           $
                                                                       ---------
NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income               (106)
Accumulated net realized gain (loss)                                    (17,142)
Unrealized appreciation (depreciation) on investments                    (3,786)
Shares of beneficial interest                                                 6
Additional paid-in capital                                               85,109
                                                                       --------

NET ASSETS                                                               64,081
                                                                       ========

NET ASSET VALUE, offering and redemption price per share:
   ($64,081,046 divided by 6,463,339 shares of $.001 par value
   shares of beneficial interest outstanding)                              9.91
                                                                       ========

  See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS
Amounts in thousands      FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (UNAUDITED)

INVESTMENT INCOME
   Income distributions from Underlying Fund                                                       $           781

EXPENSES
  Distribution fees                                                          $   7
  Transfer agent fees                                                           13
  Fund accounting fees                                                           8
  Professional fees                                                              5
  Registration fees                                                             13
  Shareholder servicing fees                                                    43
  Amortization of deferred organization expenses                                 4
  Miscellaneous                                                                  9
                                                                             -----
     Total expenses                                                                                            102
                                                                                                   ---------------

Net investment income                                                                                          679
                                                                                                   ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments                                                                     (1,591)
Net change in unrealized appreciation (depreciation) on investments                                            861
                                                                                                   ---------------

Net realized and unrealized gain (loss)                                                                       (730)
                                                                                                   ---------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                              $           (51)
                                                                                                   ===============

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                                      FOR THE SIX
                                                                                      MONTHS ENDED             FOR THE FISCAL
                                                                                    FEBRUARY 28, 2002            YEAR ENDED
                                                                                       (UNAUDITED)            AUGUST 31, 2001
                                                                                    -----------------       --------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income                                                               $             679     $              2,093
  Net realized gain (loss)                                                                       (1,591)                  (4,251)
  Net change in unrealized appreciation (depreciation)                                              861                   (8,573)
                                                                                      -----------------     --------------------

     Net increase (decrease) in net assets from operations                                          (51)                 (10,731)
                                                                                      -----------------     --------------------

DISTRIBUTIONS
  From net investment income                                                                     (2,052)                  (6,387)
  From net realized gain                                                                             --                   (9,861)
                                                                                      -----------------     --------------------

     Net decrease in net assets from distributions                                               (2,052)                 (16,248)
                                                                                      -----------------     --------------------

SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions                                     527                   10,925
                                                                                      -----------------     --------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                                      (1,576)                 (16,054)

NET ASSETS
  Beginning of period                                                                            65,657                   81,711
                                                                                      -----------------     --------------------
  End of period (including accumulated distributions in excess of net investment income of $106 and undistributed net investment income of
     $1,267, respectively)                                                            $          64,081     $             65,657
                                                                                      =================     ====================

See accompanying notes which are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                         FISCAL YEARS ENDED AUGUST 31,
                                                                ---------------------------------------------
                                                     2002*           2001            2000            1999
                                                -------------   -------------   -------------   -------------
NET ASSET VALUE, BEGINNING OF PERIOD            $       10.25   $       14.59   $       13.80   $       12.95
                                                -------------   -------------   -------------   -------------

INCOME FROM OPERATIONS
   Net investment income (a)                              .10             .33             .42             .38
   Net realized and unrealized gain (loss)               (.12)          (2.09)           1.47            1.84
                                                -------------   -------------   -------------   -------------

      Total income from operations                       (.02)          (1.76)           1.89            2.22
                                                -------------   -------------   -------------   -------------

DISTRIBUTIONS
   From net investment income                            (.32)          (1.01)           (.70)           (.61)
   From net realized gain                                  --           (1.57)           (.40)           (.76)
                                                -------------   -------------   -------------   -------------

      Total distributions                                (.32)          (2.58)          (1.10)          (1.37)
                                                -------------   -------------   -------------   -------------

NET ASSET VALUE, END OF PERIOD                  $        9.91   $       10.25   $       14.59   $       13.80
                                                =============   =============   =============   =============

TOTAL RETURN (%)(b)                                      (.14)         (13.35)          14.59           17.89

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)             64,081          65,657          81,711          99,092

  Ratios to average net assets (%)(c):
     Operating expenses, net (d)                          .32             .28             .24             .28
     Operating expenses, gross (d)                        .32             .28             .24             .28
     Net investment income                               2.14            2.84            3.01            2.83

  Portfolio turnover rate (%)(e)                        15.99          102.02           42.47           51.09

                                                FISCAL YEARS ENDED AUGUST 31,
                                                -----------------------------
                                                     1998           1997**
                                                -------------   -------------
NET ASSET VALUE, BEGINNING OF PERIOD            $       13.98   $       13.69
                                                -------------   -------------

INCOME FROM OPERATIONS
   Net investment income (a)                              .50              --
   Net realized and unrealized gain (loss)               (.45)            .29
                                                -------------   -------------

      Total income from operations                        .05             .29
                                                -------------   -------------

DISTRIBUTIONS
   From net investment income                            (.56)             --
   From net realized gain                                (.52)             --
                                                -------------   -------------

      Total distributions                               (1.08)             --
                                                -------------   -------------

NET ASSET VALUE, END OF PERIOD                  $       12.95   $       13.98
                                                =============   =============

TOTAL RETURN (%)(b)                                       .33            2.12

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)             90,804          47,003

  Ratios to average net assets (%)(c):
     Operating expenses, net (d)                          .36             .35
     Operating expenses, gross (d)                        .36             .49
     Net investment income                               2.07             .07

  Portfolio turnover rate (%)(e)                       101.40           51.61

*   For the six months ended February 28, 2002 (Unaudited).
**  For the period July 1, 1997 (commencement of operations) to August 31, 1997.
(a) For the periods subsequent to August 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(e) The ratio for the period ended August 31, 1997 is annualized.

SSgA LIFE SOLUTIONS
GROWTH FUND

STATEMENT OF NET ASSETS
                                                   FEBRUARY 28, 2002 (UNAUDITED)

                                                     NUMBER             VALUE
                                                       OF               (000)
                                                     SHARES               $
                                                   ----------        ----------
INVESTMENTS
DOMESTIC EQUITIES - 67.6%
SSgA Aggressive Equity Fund                         4,412,897            19,284
SSgA S&P 500 Index Fund                               228,212             4,174
SSgA Small Cap Fund                                    63,272             1,321
                                                                     ----------
                                                                         24,779
                                                                     ----------

INTERNATIONAL EQUITIES - 17.1%
SSgA International Stock Selection Fund               888,615             5,900
SSgA Emerging Market Fund                              37,960               357
                                                                     ----------
                                                                          6,257
                                                                     ----------

BONDS - 15.7%
SSgA Bond Market Fund                                 428,023             4,354
SSgA High Yield Bond Fund                             173,641             1,435
                                                                     ----------
                                                                          5,789
                                                                     ----------

SHORT-TERM ASSETS - 0.1%
SSgA Money Market Fund                                 25,475                25
                                                                     ----------

TOTAL INVESTMENTS - 100.5%
(identified cost $40,193)                                                36,850
                                                                     ----------

OTHER ASSETS AND LIABILITIES
Deferred organization expenses                                                4
Other assets                                                                  1
Liabilities                                                                (192)
                                                                     ----------

TOTAL OTHER ASSETS AND LIABILITIES,
NET - (0.5%)                                                               (187)
                                                                     ----------

NET ASSETS - 100.0%                                                      36,663
                                                                     ==========

                                                                        Value
                                                                        (000)
                                                                          $
                                                                       --------
NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income                (91)
Accumulated net realized gain (loss)                                    (12,681)
Unrealized appreciation (depreciation) on investments                    (3,343)
Shares of beneficial interest                                                 4
Additional paid-in capital                                               52,774
                                                                       --------

NET ASSETS                                                               36,663
                                                                       ========

NET ASSET VALUE, offering and redemption price per share:
   ($36,662,705 divided by 3,921,215 shares of $001 par value
   shares of beneficial interest outstanding)                              9.35
                                                                       ========

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS
Amounts in thousands      FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (UNAUDITED)

INVESTMENT INCOME
  Income distributions from Underlying Funds                                       $   234

EXPENSES
  Distribution fees                                                    $     3
  Transfer agent fees                                                       13
  Fund accounting fees                                                       8
  Professional fees                                                          5
  Registration fees                                                         12
  Shareholder servicing fees                                                17
  Amortization of deferred organization expenses                             4
  Miscellaneous                                                              7
                                                                       -------
     Total expenses                                                                     69
                                                                                   -------

Net investment income                                                                  165
                                                                                   -------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments                                             (1,220)
Net change in unrealized appreciation (depreciation) on investments                    496
                                                                                   -------

Net realized and unrealized gain (loss)                                               (724)
                                                                                   -------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                              $  (559)
                                                                                   ========

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                                         FOR THE SIX
                                                                                         MONTHS ENDED            FOR THE FISCAL
                                                                                      FEBRUARY 28, 2002            YEAR ENDED
                                                                                         (UNAUDITED)            AUGUST 31, 2001
                                                                                     --------------------     --------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income                                                              $                165     $                626
  Net realized gain (loss)                                                                         (1,220)                  (2,708)
  Net change in unrealized appreciation (depreciation)                                                496                   (8,166)
                                                                                     --------------------     --------------------

     Net increase (decrease) in net assets from operations                                           (559)                 (10,248)
                                                                                     --------------------     --------------------

DISTRIBUTIONS
  From net investment income                                                                         (568)                  (3,865)
  From net realized gain                                                                               --                   (7,423)
                                                                                     --------------------     --------------------

      Net decrease in net assets from distributions                                                  (568)                 (11,288)
                                                                                     --------------------     --------------------

SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions                                      (728)                   8,643
                                                                                     --------------------     --------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                                        (1,855)                 (12,893)

NET ASSETS
  Beginning of period                                                                              38,518                   51,411
                                                                                     --------------------     --------------------
  End of period (including accumulated distributions in excess of net investment income of $91 and undistributed net investment income of
    $312, respectively)                                                              $             36,663     $             38,518
                                                                                     ====================     ====================

See accompanying notes which are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                        FISCAL YEARS ENDED AUGUST 31,
                                                                ---------------------------------------------
                                                     2002*           2001            2000            1999
                                                -------------   -------------   -------------   -------------
NET ASSET VALUE, BEGINNING OF PERIOD            $        9.63   $       15.73   $       14.62   $       13.02
                                                -------------   -------------   -------------   -------------

INCOME FROM OPERATIONS
  Net investment income (a)                               .04             .16             .26             .26
  Net realized and unrealized gain (loss)                (.18)          (2.94)           2.13            2.81
                                                -------------   -------------   -------------   -------------

      Total income from operations                       (.14)          (2.78)           2.39            3.07
                                                -------------   -------------   -------------   -------------

DISTRIBUTIONS
   From net investment income                            (.14)          (1.12)           (.72)           (.55)
   From net realized gain                                  --           (2.20)           (.56)           (.92)
                                                -------------   -------------   -------------   -------------

      Total distributions                                (.14)          (3.32)          (1.28)          (1.47)
                                                -------------   -------------   -------------   -------------

NET ASSET VALUE, END OF PERIOD                  $        9.35   $        9.63   $       15.73   $       14.62
                                                =============   =============   =============   =============

TOTAL RETURN (%)(b)                                     (1.38)         (20.16)          17.15           24.72

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)             36,663          38,518          51,411          65,018

  Ratios to average net assets (%)(c):
     Operating expenses, net (d)                          .38             .35             .35             .38
     Operating expenses, gross (d)                        .38             .35             .35             .38
     Net investment income                                .91            1.41            1.78            1.89

  Portfolio turnover rate (%)(e)                        18.32          111.13           33.00           43.15

                                                FISCAL YEARS ENDED AUGUST 31,
                                                -----------------------------
                                                     1998           1997**
                                                -------------   -------------
NET ASSET VALUE, BEGINNING OF PERIOD            $       14.79   $       14.44
                                                -------------   -------------

INCOME FROM OPERATIONS
   Net investment income (a)                              .38              --
   Net realized and unrealized gain (loss)               (.75)            .35
                                                -------------   -------------

      Total income from operations                       (.37)            .35
                                                -------------   -------------

DISTRIBUTIONS
   From net investment income                            (.71)             --
   From net realized gain                                (.69)             --
                                                -------------   -------------

      Total distributions                               (1.40)             --
                                                -------------   -------------

NET ASSET VALUE, END OF PERIOD                  $       13.02   $       14.79
                                                =============   =============

TOTAL RETURN (%)(b)                                     (2.68)           2.42

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)             53,432          43,603

  Ratios to average net assets (%)(c):
     Operating expenses, net (d)                          .41             .35
     Operating expenses, gross (d)                        .41             .54
     Net investment income                               1.52             .09

  Portfolio turnover rate (%)(e)                        67.66           39.49

*   For the six months ended February 28, 2002 (Unaudited).
**  For the period July 1, 1997 (commencement of operations) to August 31, 1997.
(a) For the periods subsequent to August 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(e) The ratio for the period ended August 31, 1997 is annualized.

SSgA
LIFE SOLUTIONS FUNDS

                                                   NOTES TO FINANCIAL STATEMENTS

                                                   FEBRUARY 28, 2002 (UNAUDITED)

1. ORGANIZATION
   The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 25 investment portfolios which are in operation as of February 28, 2002. These financial statements report on three portfolios, the SSgA Life Solutions Income and Growth Fund, Balanced Fund and Growth Fund (the "Funds"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3,1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value. The Funds are designed primarily for tax-advantaged retirement accounts and other long-term investment strategies. Each Fund allocates its assets by investing in shares of a combination of the Investment Company's portfolios (the "Underlying Funds"). The table below illustrates the equity, bond and short-term fund asset allocation ranges for each Fund.

     ASSET CLASS/UNDERLYING FUND                                    ASSET ALLOCATION RANGES
                                                           ----------------------------------------
                                                            INCOME AND      BALANCED        GROWTH
                                                           GROWTH FUND        FUND           FUND
                                                           -----------     ----------     ---------
      EQUITIES
         US Equities                                        20 - 60%       40 - 80%       60 - 100%
           SSgA S&P 500 Index Fund
           SSgA Disciplined Equity Fund
           SSgA Small Cap Fund
           SSgA Growth and Income Fund
           SSgA Special Equity Fund
           SSgA Tuckerman Active REIT Fund
           SSgA Aggressive Equity Fund
           SSgA IAM SHARES Fund
         International Equities*                            0 - 15%        0 - 20%        0 - 25%
           SSgA International Stock Selection Fund
           SSgA Emerging Markets Fund
           SSgA International Growth Opportunities Fund
           SSgA MSCI(R) EAFE(R) Index Fund
      BONDS                                                 40 - 80%       20 - 60%       0 - 40%
           SSgA Bond Market Fund
           SSgA Intermediate Fund
           SSgA High Yield Bond Fund
           SSgA Yield Plus Fund
      SHORT TERM ASSETS                                     0 - 20%        0 - 20%        0 - 20%
           SSgA Money Market Fund
           SSgA US Government Money Market Fund

* International equities are included in the total equity exposure indicated above and should not exceed the listed percentages.

   OBJECTIVES OF THE UNDERLYING FUNDS:
   The Life Solutions Funds are comprised of various combinations of the Underlying Funds. Each of the Life Solutions Funds will invest in at least six of the Underlying Funds. The Board of Trustees has approved investment in all of the Underlying Funds presented above. The fundamental investment objectives of the Underlying Funds utilized by the Life Solutions Funds are listed below.

   SSgA S&P 500 INDEX FUND: To seek to replicate the total return of the S&P 500 Index.

   SSgA DISCIPLINED EQUITY FUND: To provide total returns that exceed over time the S&P 500 Index through investment in equity securities.

   SSgA SMALL CAP FUND: To maximize total return through investment in equity securities; under normal market conditions, at least 80% of total assets will be invested in securities of smaller capitalized issuers.

   SSgA GROWTH AND INCOME FUND: To achieve long-term capital growth, current income and growth of income primarily through investments in equity securities.

   SSgA SPECIAL EQUITY FUND: To maximize total return through investment in mid-and small capitalization US equity securities.

   SSgA TUCKERMAN ACTIVE REIT FUND: To provide income and capital growth by investing primarily in publicly traded securities of real estate companies.

   SSgA AGGRESSIVE EQUITY FUND: To maximize total return through investing in US equity securities that are undervalued relative to their growth potential as measured by SSgA's proprietary models.

   SSgA IAM SHARES FUND: To maximize total return primarily through investing in equity securities of companies that have entered into collective bargaining agreements with the International Association of Machinists and Aerospace workers or affiliated labor unions (IAM companies).

   SSgA INTERNATIONAL STOCK SELECTION FUND: To provide long-term capital growth by investing primarily in securities of foreign issuers.

   SSgA EMERGING MARKETS FUND: To provide maximum total return, primarily through capital appreciation, by investing in securities of foreign issuers.

   SSgA INTERNATIONAL GROWTH OPPORTUNITIES FUND: To provide long-term capital growth by investing primarily in securities of foreign issuers.

   SSgA MSCI(R) EAFE(R) INDEX FUND: To replicate the performance of the Morgan Stanley Capital International, Europe, Australasia, Far East Index.

   SSgA BOND MARKET FUND: To maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers Aggregate Bond Index (the "LBAB Index").

   SSgA INTERMEDIATE FUND: To seek a high level of current income while preserving principal by investing primarily in a diversified portfolio of debt securities with a dollar-weighted average maturity between three and ten years.

   SSgA HIGH YIELD BOND FUND: To maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers High Yield Bond Index.

   SSgA YIELD PLUS FUND: To seek high current income and liquidity by investing in a diversified portfolio of high-quality debt securities and by maintaining a portfolio duration of one year or less.

   SSgA MONEY MARKET FUND: To maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar dominated securities with remaining maturities of one year or less.

   SSgA US GOVERNMENT MONEY MARKET FUND: To maximize current income to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in obligations of the US Government or its agencies or instrumentalities with remaining maturities of one year or less.

2. SIGNIFICANT ACCOUNTING POLICIES
   The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

   SECURITY VALUATION: Investments in Underlying Funds are valued at the net asset value per share of each Underlying Fund as of the close of regular trading on the New York Stock Exchange.

   SECURITIES TRANSACTIONS: Securities transactions of the Underlying Funds are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

   INVESTMENT INCOME: Distributions of income and capital gains are recorded from the Underlying Funds on the ex-dividend date.

   FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

   It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Funds to distribute all of their taxable income. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

   The Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 2002 are as follows:

                                                                                                             NET
                                                                                                          UNREALIZED
                                      FEDERAL TAX            UNREALIZED            UNREALIZED             APPRECIATION
                                         COST               APPRECIATION         (DEPRECIATION)          (DEPRECIATION)
                                  -------------------    ------------------    -------------------    -------------------
     Income and Growth Fund      $        21,217,347    $        1,602,240    $        (2,643,669)   $        (1,041,429)
     Balanced Fund                        70,710,754             1,988,635             (8,465,824)            (6,477,189)
     Growth Fund                          42,106,658               396,577             (5,653,401)            (5,256,824)

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting year may differ significantly from distributions during such year. The differences between tax regulations and GAAP relate primarily to certain securities sold at a loss. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset value.

   EXPENSES: The Funds will pay all of their expenses other than those expressly assumed by the Adviser and the Administrator. Certain expenses of the Investment Company not directly attributable to any one Fund but applicable to all Funds, such as Trustee fees, insurance, legal and other expenses will be allocated to each Fund based on each Fund's net assets. Expenses included in the accompanying Statements of Operations reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds.

   DEFERRED ORGANIZATION EXPENSES: The Funds have incurred expenses in connection with their organization. These costs were deferred and are being amortized over 60 months on a straight-line basis.

3. SECURITIES TRANSACTIONS
   INVESTMENT TRANSACTIONS: During the period ended February 28, 2002, purchases and sales of the Underlying Funds aggregated to the following:

                                        PURCHASES                 SALES
                                  ---------------------   ---------------------
     Income and Growth Fund       $           4,392,050   $           3,959,488
     Balanced Fund                           10,279,426              11,112,347
     Growth Fund                              6,781,754               7,911,631

4. RELATED PARTIES
   ADVISER: Effective May 1, 2001, the Investment Company entered into an investment advisory agreement with SSgA Funds Management, Inc. (the "Adviser"). The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. Prior to May 1, 2001, the investment advisory agreement was with State Street Bank and Trust Company ("State Street"), through State Street Global Advisors, the investment management group of State Street. The Adviser, State Street and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. The Funds will not be charged a fee by the Adviser. The Funds will not be charged a fee by the Adviser. However, each Fund, as a shareholder in the Underlying Funds, will bear its proportionate share of any investment advisory fees and other expenses paid by the Underlying Funds. Each Underlying Fund pays the Adviser a fee, calculated daily and paid monthly, that on an annual basis is equal to a certain percentage of each Underlying Fund's average daily net assets. For the period ended February 28, 2002, the Adviser voluntarily agreed to reimburse the Funds for all expenses (except 12b-1 distribution and shareholder servicing expenses) in excess of .30% of average daily net assets on an annual basis. The total amount of reimbursement for the Income and Growth Fund for the period ended February 28, 2002 was $16,163.

   ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. For these services, the Underlying Funds pay the Administrator a combined fee that on an annual basis is equal to a certain percentage of their average aggregate daily net assets. The Funds will not be charged a fee by the Administrator. Instead, the Administrator will assess administration fees on the Underlying Funds.

   DISTRIBUTOR AND SHAREHOLDER SERVICING: Pursuant to the Distribution Agreement with Investment Company, Russell Fund Distributors, Inc. ("Distributor"), a wholly-owned subsidiary of the Administrator, serves as distributor for all Investment Company portfolio shares, including the Funds.

   The Funds and Underlying Funds have a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The purpose of the Plan is to provide for the payment of certain Investment Company distribution and shareholder servicing expenses. Under the Plan, Distributor will be reimbursed in an amount up to .25% of the Funds and Underlying Funds' average annual net assets for distribution-related and shareholder servicing expenses. Payments under the Plan will be made to the Distributor to finance activity that is intended to result in the sale and retention of the Funds' and Underlying Funds' shares including: (1) payments made to certain broker-dealers, investments advisors and other third party intermediaries;
   (2) the costs of prospectuses, reports to shareholders and sales literature;
   (3) advertising; and (4) expenses incurred in connection with the promotion and sale of shares, including Distributor's overhead expenses for rent, office supplies, equipment, travel, communication, compensation and benefits of sales personnel.

   Payments to Distributor, as well as payments to Service Organizations from each Fund, are not permitted by the Plan to exceed .25% of each Fund's average net asset value per year. Any payments that are required to be made by the Distribution Agreement and any Service Agreement but could not be made because of the .25% limitation may be carried forward and paid in subsequent years so long as the Plan is in effect. Each Fund's liability for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of each Fund's shareholders have the right, however, to terminate the Plan and all payments thereunder at anytime. The Funds will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan's termination or noncontinuance. There were no expenses carried over as of February 28,2002. Service Organizations will be responsible for prompt transmission of purchase and redemption orders and may charge fees for their services.

   Each fund has Shareholder Service Agreements with State Street Capital Markets LLC ("Capital Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, each Fund pays a maximum of .13% each, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the period ended February 28, 2002, each Fund was charged shareholder servicing expenses by CitiStreet and Capital Markets as follows:

                                       CITISTREET             CAPITAL MARKETS
                                   ---------------------   ----------------------
     Income and Growth Fund        $               9,805   $                    1
     Balanced Fund                                34,149                      106
     Growth Fund                                  19,622                       17

   The Funds did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during this period.

   BOARD OF TRUSTEES: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds based upon their relative net assets.

   ACCRUED FEES PAYABLE TO AFFILIATES AS OF FEBRUARY 28, 2002 WERE AS FOLLOWS:

                                          INCOME AND            BALANCED              GROWTH
                                         GROWTH FUND              FUND                 FUND
                                      ------------------    -----------------    -----------------
     Fund accounting fees             $            2,896    $           6,837    $          13,517
     Distribution fees                             3,348               20,071               24,508
     Shareholder servicing fees                    8,097                2,478                6,062
     Transfer agent fees                           2,664                1,898                2,458
                                      ------------------    -----------------    -----------------
                                      $           17,005    $          31,284    $          46,545
                                      ==================    =================    =================

   BENEFICIAL INTEREST: In the Income and Growth Fund, as of February 28, 2002, two shareholders (who were also affiliates of the Investment Company) were record owners of approximately 80% and 11%, respectively, of the total outstanding shares of the Fund. In the Balanced Fund, as of February 28, 2002, two shareholders (who were also affiliates of the Investment Company) were record owners of approximately 86% and 12%, respectively, of the total outstanding shares of the Fund. In the Growth Fund, as of February 28, 2002, two shareholders (who were also affiliates of the Investment Company) were record owners of approximately 80% and 18% respectively, of the total outstanding shares of the Fund.

   TRANSACTIONS WITH AFFILIATED COMPANIES: An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Transactions during the period ended February 28, 2002 with Underlying Funds which are or were affiliates are as follows:

                                                                                                      INCOME AND
                                                                                                     CAPITAL GAIN
                     AFFILIATE                            PURCHASE COST         SALES COST           DISTRIBUTIONS
   -----------------------------------------------      -----------------    -----------------     -----------------
   INCOME AND GROWTH FUND
        SSgA Aggressive Equity Fund                     $         626,336    $         553,755     $              --
                                                        -----------------    -----------------     -----------------
                                                        $         626,336    $         553,755     $              --
                                                        =================    =================     =================
   BALANCED FUND
        SSgA Aggressive Equity Fund                     $       1,907,923    $       1,981,631     $              --
        SSgA International Stock Selection Fund                 1,369,327            3,748,378                53,108
        SSgA Bond Market Fund                                   3,816,184            4,377,049               540,991
        SSgA High Yield Bond Fund                                 878,814              450,375               136,728
                                                        -----------------    -----------------     -----------------
                                                        $       7,972,248    $      10,557,433     $         730,827
                                                        =================    =================     =================
   GROWTH FUND
        SSgA Aggressive Equity Fund                     $         596,927    $       1,681,362     $              --
        SSgA International Stock Selection Fund                 1,711,197            3,047,134                40,443
                                                        -----------------    -----------------     -----------------
                                                        $       2,308,124    $       4,728,496     $          40,443
                                                        =================    =================     =================

The values of the above Underlying Funds are shown in the accompanying Statements of Net Assets.

5. FUND SHARE TRANSACTIONS (amounts in thousands)

                                                                        FOR THE PERIODS ENDED
                                                      ---------------------------------------------------------
                                                           FEBRUARY 28, 2002              AUGUST 31, 2001
                                                      --------------------------      -------------------------
                                                        SHARES         DOLLARS          SHARES      DOLLARS
                                                      ---------     ------------      ---------    ------------
   INCOME AND GROWTH FUND
   Proceeds from shares sold                                214     $      2,230            423    $      4,851
   Proceeds from reinvestment of distributions               84              857            231           2,650
   Payments for shares redeemed                            (208)          (2,155)          (421)         (4,780)
                                                      ---------     ------------      ---------    ------------
   Total net increase (decrease)                             90     $        932            233    $      2,721
                                                      =========     ============      =========    ============

   BALANCED FUND
   Proceeds from shares sold                                367     $      3,580          1,128    $     14,153
   Proceeds from reinvestment of distributions              213            2,052          1,405          16,248
   Payments for shares redeemed                            (521)          (5,105)        (1,730)        (19,476)
                                                      ---------     ------------      ---------    ------------
   Total net increase (decrease)                             59     $        527            803    $     10,925
                                                      =========     ============      =========    ============

   GROWTH FUND
   Proceeds from shares sold                                396     $      3,651            623    $      6,919
   Proceeds from reinvestment of distributions               63              568            983          11,288
   Payments for shares redeemed                            (537)          (4,947)          (875)         (9,564)
                                                      ---------     ------------      ---------    ------------
   Total net increase (decrease)                            (78)    $       (728)           731    $      8,643
                                                      =========     ============      =========    ============

6. INTERFUND LENDING PROGRAM
   The Fund and all other funds of the Investment Company received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Fund did not utilize the interfund lending program during this period.

7. SUBSEQUENT EVENT
   Effective March 1, 2002, State Street Global Markets, LLC will serve as distributor for all Investment Company portfolio shares. Terms will remain substantially similar to the existing relationship with Russell Fund Distributors.

SSgA LIFE SOLUTIONS FUNDS
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

TRUSTEES
  Lynn L. Anderson, Chairman
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

OFFICERS
  Lynn L. Anderson, President and CEO
  Mark E. Swanson, Treasurer and Principal
    Accounting Officer
  J. David Griswold, Vice President and Secretary
  Deedra S. Walkey, Assistant Secretary
  Ross E. Erickson, Assistant Treasurer
  Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
  SSgA Funds Management, Inc.
  One International Place, 27th Floor
  Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND
OFFICE OF SHAREHOLDER INQUIRIES
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts 02171
  (800) 647-7327

DISTRIBUTOR
  State Street Global Markets, LLC
  One International Place, 27th Floor
  Boston, Massachusetts 02110
  (800) 997-7327

ADMINISTRATOR
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington 98402

LEGAL COUNSEL
  Goodwin Procter LLP
  Exchange Place
  Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP
  160 Federal Street
  Boston, Massachusetts 02110

[GRAPHIC]

[SSgA(R) FUNDS LOGO]

SEMIANNUAL REPORT

MONEY MARKET FUND

FEBRUARY 28, 2002

                                  SSgA(R) FUNDS

                                MONEY MARKET FUND

                          Semiannual Report (Unaudited)
                                February 28, 2002

                                Table of Contents

                                                                      PAGE
      Financial Statements                                               3

      Financial Highlights                                              12

      Notes to Financial Statements                                     13

      Fund Management and Service Providers                             17

"SSgA(R)" IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE US GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

STATEMENT OF NET ASSETS

                                                   FEBRUARY 28, 2002 (UNAUDITED)

                                                                  PRINCIPAL
                                                                    AMOUNT                       DATE        VALUE
                                                                    (000)         RATE            OF         (000)
                                                                      $            %           MATURITY        $
                                                                 -----------     -------      ----------    ---------

CORPORATE BONDS & NOTES - 2.5%
Bank of New York                                                     65,000       2.370        07/15/02       65,000
BellSouth Telecommunications (a)                                    100,000       2.042        01/03/03      100,000
Toyota Motor Credit (a)                                              80,000       1.843        12/24/02       80,000
US Bank NA                                                           70,000       3.620        10/01/02       69,992
                                                                                                             -------

TOTAL CORPORATE BONDS AND NOTES (amortized cost $314,992)                                                    314,992
                                                                                                             -------

MORTGAGE BACK SECURITIES - 0.4%
Holmes Financing PLC (a)                                             50,000       1.858        10/15/02       50,000
                                                                                                             -------

TOTAL MORTGAGE BACK SECURITIES (amortized cost $50,000)                                                       50,000
                                                                                                             -------

DOMESTIC CERTIFICATES OF DEPOSIT - 2.8%
Branch Banking & Trust Co. (a)                                       75,000       1.750        07/24/02       75,000
Chase Manhattan USA                                                 100,000       1.750        03/11/02      100,000
Comerica Bank (a)                                                    63,000       1.810        03/25/02       63,000
Comerica Bank (a)                                                    55,000       1.805        06/19/02       55,000
Comerica Bank (a)                                                    50,000       1.805        06/28/02       49,999
                                                                                                             -------

TOTAL DOMESTIC CERTIFICATES OF DEPOSIT (amortized cost $342,999)                                             342,999
                                                                                                             -------

EURODOLLAR CERTIFICATE OF DEPOSITS - 10.5%
Australia and NZ Banking Group, Ltd.                                 40,000       4.220        04/25/02       40,001
Australia and NZ Banking Group, Ltd.                                 25,000       1.930        10/10/02       25,001
Bank of Nova Scotia                                                 100,000       1.860        06/28/02      100,000
Bank of Scotland                                                    125,000       3.740        08/12/02      125,000
Bank of Scotland                                                     25,000       3.600        09/10/02       25,000
Halifax PLC                                                         100,000       1.740        04/11/02      100,014
Halifax PLC                                                          50,000       1.815        06/13/02       49,995
Halifax PLC                                                          25,000       2.140        10/29/02       25,000
ING Bank NV                                                         100,000       1.750        04/10/02      100,000
ING Bank NV                                                         100,000       1.850        07/31/02      100,000
ING Bank NV                                                          30,000       3.700        08/07/02       30,000
ING Bank NV                                                          50,000       2.000        08/30/02       50,000
ING Bank NV                                                          75,000       1.840        10/16/02       75,000
Landesbank Hessen-Thuringen                                          50,000       2.150        10/30/02       50,000
Landesbank Baden Wuerttemberg                                        50,000       1.820        05/31/02       50,000
Lloyds TSB Bank PLC                                                  50,000       1.690        07/31/02       49,981
Lloyds TSB Bank PLC                                                  60,000       1.980        09/06/02       60,012

                                        3

                                                                  PRINCIPAL
                                                                    AMOUNT                       DATE        VALUE
                                                                    (000)         RATE            OF         (000)
                                                                      $            %           MATURITY        $
                                                                 -----------     -------      ----------  ----------
National Australia Bank                                              50,000       2.490        03/25/02       50,005
National Australia Bank                                              30,000       2.150        10/31/02       30,006
Rabobank Nederland NV                                                75,000       1.750        03/18/02       74,999
                                                                                                          ----------

TOTAL EURODOLLAR CERTIFICATE OF DEPOSIT (amortized cost
  $1,310,066)                                                                                              1,210,014
                                                                                                          ----------

DOMESTIC TIME DEPOSIT - 1.5%
Wells Fargo Bank NA                                                 184,828       1.813        03/01/02      184,828
                                                                                                          ----------

TOTAL DOMESTIC TIME DEPOSIT (amortized cost $184,828)                                                        184,828
                                                                                                          ----------

DOMESTIC COMMERCIAL PAPER - 32.4%
Alpine Securitization                                                75,000       1.810        03/08/02       74,974
Amsterdam Funding Corp.                                              50,000       1.800        03/06/02       49,987
Amsterdam Funding Corp.                                              50,000       1.810        03/15/02       49,965
Amsterdam Funding Corp.                                             100,000       1.800        03/21/02       99,900
Amsterdam Funding Corp.                                              25,000       1.820        03/22/02       24,973
Barton Capital Corp.                                                 25,223       1.810        05/09/02       25,135
Bavaria TRR Corp.                                                    79,570       1.810        03/18/02       79,502
Blue Ridge Asset Funding                                             50,000       1.810        04/05/02       49,912
Blue Ridge Asset Funding                                             50,380       1.800        04/12/02       50,274
Ciesco, LP                                                           90,000       1.730        03/12/02       89,952
Corporate Asset Funding Corp.                                        68,500       1.620        03/01/02       68,500
Corporate Rec Corp. (CRC)                                           100,000       1.707        04/24/02       99,745
CXC, Inc.                                                            30,000       1.900        03/04/02       29,995
CXC, Inc.                                                           100,000       1.800        03/22/02       99,895
CXC, Inc.                                                            20,000       1.800        04/11/02       19,959
CXC, Inc.                                                           100,000       1.700        04/24/02       99,745
CXC, Inc.                                                            75,000       1.800        05/03/02       74,764
Delaware Funding Corp.                                               25,111       1.800        03/06/02       25,105
Delaware Funding Corp.                                              125,000       1.800        03/15/02      124,913
Edison Asset Securitization, LLC                                     50,000       1.730        03/11/02       49,976
Edison Asset Securitization, LLC                                    100,000       1.820        05/22/02       99,585
Edison Asset Securitization, LLC                                     50,000       1.945        08/13/02       49,554
Fairway Finance Corp.                                                46,889       1.820        04/02/02       46,813
Fairway Finance Corp.                                                43,792       1.810        04/12/02       43,700
Fairway Finance Corp.                                                50,237       1.830        05/29/02       50,010
GE Capital International Funding, Inc.                              100,000       1.790        04/04/02       99,831
GE Capital International Funding, Inc.                               40,000       1.920        07/24/02       39,691
General Electric Capital Corp.                                       30,000       2.080        05/20/02       29,861

                                        4

                                                                  PRINCIPAL
                                                                    AMOUNT                       DATE        VALUE
                                                                    (000)         RATE            OF         (000)
                                                                      $            %           MATURITY        $
                                                                 -----------     -------      ----------  ----------
General Electric Capital Corp.                                       50,000       1.880        07/10/02       49,658
General Electric Capital Corp.                                       75,000       1.820        07/22/02       74,458
General Electric Capital Corp.                                       70,000       2.120        10/25/02       69,019
Girozentrale Funding US Corp.                                        55,000       1.630        04/15/02       54,888
Girozentrale Multi Funding Corp.                                     25,000       1.810        03/20/02       24,976
Govco, Inc.                                                          30,000       1.750        03/07/02       29,991
Govco, Inc.                                                          20,000       1.800        04/19/02       19,951
Govco, Inc.                                                          50,000       1.810        05/15/02       49,812
Greenwich Funding Corp.                                              75,000       1.800        03/08/02       74,974
Greenwich Funding Corp.                                             100,000       1.800        03/22/02       99,895
IBM Credit Corp.                                                     15,000       1.975        10/01/02       14,824
IBM Credit Corp.                                                     42,000       1.975        10/04/02       41,500
ING (US) Funding, LLC                                                25,000       1.975        10/04/02       24,702
Jupiter Securitization Corp.                                        100,000       1.800        03/11/02       99,950
Jupiter Securitization Corp.                                         50,000       1.800        03/13/02       49,970
Jupiter Securitization Corp.                                         50,000       1.800        03/19/02       49,955
Kitty Hawk Funding Corp.                                            100,000       1.800        03/06/02       99,975
Liberty Street Funding Co.                                           50,156       1.800        03/12/02       50,128
Liberty Street Funding Co.                                           50,000       1.760        03/27/02       49,936
Liberty Street Funding Co.                                           50,329       1.810        04/12/02       50,223
Nestle Capital Corp.                                                 90,000       1.750        03/11/02       89,956
Nestle Capital Corp.                                                 75,000       1.700        04/09/02       74,862
New Center Asset Trust                                               45,000       2.470        03/22/02       44,935
Old Line Funding Corp.                                               50,325       1.800        03/20/02       50,277
Old Line Funding Corp.                                               54,409       1.810        04/17/02       54,280
Park Avenue Receivables Corp.                                        50,426       1.800        04/22/02       50,295
Pennine Funding, LLC                                                 31,000       1.800        03/11/02       30,985
Pennine Funding, LLC                                                 25,000       1.750        04/11/02       24,950
Pennine Funding, LLC                                                 50,000       1.750        04/29/02       49,857
Preferred Receivables Funding Corp.                                  30,000       1.810        03/07/02       29,991
Sheffield Receivables Corp.                                          60,000       1.810        03/04/02       59,991
Sheffield Receivables Corp.                                          60,000       1.770        03/18/02       59,950
Sheffield Receivables Corp.                                         100,000       1.810        03/20/02       99,905
Surrey Funding Corp.                                                 60,000       1.770        03/18/02       59,950
Surrey Funding Corp.                                                 35,000       1.830        03/18/02       34,970
Surrey Funding Corp.                                                 35,000       1.750        04/10/02       34,932
Surrey Funding Corp.                                                 50,000       1.680        04/19/02       49,886
Thunder Bay Funding, Inc.                                            40,000       1.820        03/15/02       39,972
Verizon Global Funding                                               55,000       2.590        10/02/02       54,149
Verizon Global Funding                                               35,000       2.445        10/04/02       34,484

                                        5

                                                                  PRINCIPAL
                                                                    AMOUNT                       DATE        VALUE
                                                                    (000)         RATE            OF         (000)
                                                                      $            %           MATURITY        $
                                                                 -----------     -------      ----------  ----------
Windmill Funding Corp.                                              118,271       1.810        03/06/02      118,241
Windmill Funding Corp.                                               75,000       1.800        04/05/02       74,869
                                                                                                          ----------

TOTAL DOMESTIC COMMERCIAL PAPER (amortized cost $4,046,688)                                                4,046,688
                                                                                                          ----------

FOREIGN COMMERCIAL PAPER - 3.0%
Diageo PLC                                                           60,000       3.460        05/06/02       59,620
Diageo PLC                                                          100,000       2.530        09/26/02       98,531
KFW International Finance                                            50,000       1.750        03/28/02       49,934
Lloyds TSB Bank PLC                                                  83,300       1.615        04/15/02       83,132
Nordea North America, Inc.                                           54,000       1.730        04/09/02       53,899
Westpac Trust Securities NZ, Ltd.                                    30,000       1.830        06/25/02       29,823
                                                                                                          ----------

TOTAL FOREIGN COMMERCIAL PAPER (amortized cost $374,939)                                                     374,939
                                                                                                          ----------

UNITED STATES GOVERNMENT AGENCIES - 5.7%
Federal Home Loan Bank (a)                                          100,000       1.710        03/05/02      100,000
Federal Home Loan Bank (a)                                          100,000       1.718        03/06/03       99,947
Federal Home Loan Bank Mortgage Corp. Discount Note                  65,906       1.680        04/11/02       65,780
Federal Home Loan Bank Mortgage Corp. Discount Note                 100,000       1.570        04/17/02       99,795
Federal National Mortgage Association Discount Note                  50,000       1.800        03/07/02       49,985
Federal National Mortgage Association Discount Note                 100,000       1.690        04/24/02       99,747
Federal National Mortgage Association Discount Note                 200,000       1.810        07/03/02      198,753
                                                                                                          ----------

TOTAL UNITED STATES GOVERNMENT AGENCIES (amortized cost $714,007)                                            714,007
                                                                                                          ----------

YANKEE CERTIFICATE OF DEPOSIT - 26.5%
Abbey National PLC                                                   50,000       2.520        10/15/02       49,997
Abbey National Treasury Services PLC                                100,000       1.840        06/28/02      100,000
Abbey National Treasury Services PLC                                 30,000       2.000        09/16/02       30,000
Abbey National Treasury Services PLC (a)                            100,000       1.770        10/09/02       99,970
Abbey National Treasury Services PLC                                 75,000       2.100        10/28/02       75,000
ABN-AMRO Bank NV                                                     50,000       4.350        06/03/02       49,999
ABN-AMRO Bank NV                                                     50,000       1.800        10/15/02       50,000
Australia and NZ Banking Group, Ltd.                                 50,000       2.500        10/15/02       50,000
Bank of Nova Scotia                                                  50,000       2.010        04/08/02       50,003
Bank of Nova Scotia                                                  35,000       3.730        08/12/02       34,998
Barclays Bank PLC (a)                                                50,000       1.745        03/12/02       50,000
Bayerische Hypo und Vereinsbank                                     125,000       1.810        03/21/02      125,000
Bayerische Hypo und Vereinsbank                                     100,000       1.630        04/18/02      100,000
Bayerische Landesbank Girozentrale (a)                              200,000       1.745        10/01/02      199,935

                                        6

                                                                  PRINCIPAL
                                                                    AMOUNT                       DATE        VALUE
                                                                    (000)         RATE            OF         (000)
                                                                      $            %           MATURITY        $
                                                                 -----------     -------      ----------  ----------
Canadian Imperial Bank Corp. (a)                                     75,000       1.765        03/01/02       75,000
Canadian Imperial Bank Corp.                                        100,000       4.300        05/01/02       99,998
Canadian Imperial Bank Corp.                                        100,000       4.310        05/07/02      100,034
Commerzbank AG                                                       75,000       2.300        04/12/02       75,000
Den Danske Corp.                                                     50,000       1.720        04/24/02       49,998
Deutsche Bank AG                                                    100,000       1.620        04/25/02      100,000
Deutsche Bank AG                                                     40,000       4.050        05/13/02       39,999
Dexia Bank NY Branch                                                 50,000       4.195        05/17/02       49,999
Dexia Delaware, LLC                                                  75,000       1.730        04/09/02       74,859
Dresdner Resdner Bank New York                                       40,000       1.890        05/13/02       39,985
Landesbank Baden Wuerttemberg NY                                    100,000       2.050        06/10/02      100,052
Merita Bank PLC NY                                                   50,000       4.160        06/05/02       50,277
Merita Bank PLC NY                                                   50,000       1.895        06/21/02       49,999
National Westminister Bank PLC                                       60,000       4.185        05/15/02       59,999
National Westminister Bank PLC                                       25,000       4.360        06/03/02       24,999
National Westminister Bank PLC                                       50,000       4.085        07/05/02       50,293
Norddeutsche Landesbank Girozentrale                                 55,000       1.735        04/15/02       55,007
Norddeutsche Landesbank Girozentrale                                 75,000       1.740        04/15/02       75,011
Norddeutsche Landesbank Girozentrale                                 75,000       3.735        08/06/02       74,995
Norddeutsche Landesbank Girozentrale                                 50,000       3.630        08/19/02       49,995
Rabobank Nederland NV (a)                                            50,000       1.760        09/30/02       49,986
Royal Bank of Canada                                                 50,000       4.315        05/01/02       49,999
Royal Bank of Canada                                                 40,000       4.210        06/14/02       39,999
Royal Bank of Scotland                                              125,000       2.450        04/03/02      125,000
Royal Bank of Scotland                                               50,000       1.815        10/16/02       49,961
Royal Bank of Scotland                                               50,000       2.070        10/28/02       49,998
Svenska Handelsbanken                                                80,000       3.880        07/23/02       79,994
Svenska Handelsbanken                                               100,000       4.070        07/30/02       99,988
Svenska Handelsbanken                                                55,000       3.735        08/06/02       54,997
Svenska Handelsbanken                                                15,000       2.010        10/15/02       15,001
Toronto Dominion Bank                                                25,000       1.850        07/10/02       25,000
UBS AG Stamford Branche                                              50,000       4.090        05/14/02       49,999
UBS AG Stamford Branche                                             125,000       1.810        10/15/02      125,000
UBS AG Stamford Branche                                              75,000       2.490        10/15/02       74,995
Westdeutsche Landesbank Girozentrale                                 75,000       1.890        07/08/02       75,000
Westdeutsche Landesbank Girozentrale                                 50,000       1.950        08/27/02       50,000
Westpac Banking Corp.                                                25,000       4.090        05/14/02       24,998
                                                                                                           ---------

TOTAL YANKEE CERTIFICATE OF DEPOSITS (amortized cost $3,300,264)                                           3,400,316
                                                                                                           ---------

TOTAL INVESTMENTS - 85.3% (amortized cost $10,638,783)                                                    10,638,783
                                                                                                           ---------

                                                                                                           VALUE
                                                                                                           (000)
                                                                                                             $
                                                                                                         -----------
REPURCHASE AGREEMENTS - 14.4%
Agreement with Bank of America and Bank of New York (Tri-party) of $311,000 acquired on February 28, 2002 at 1.910% to be repurchased at $311,016 on March
  1, 2002, collateralized by:
    $313,842 various US Government Agency Notes, valued at $317,221                                          311,000
Agreement with Credit Suisse First Boston and J.P. Morgan Chase & Co. (Tri-party) of $200,000 acquired on February 28, 2002 at 1.900% to be repurchased at $200,010 on March 1, 2002, collateralized by:
    $192,257 various US Government Agency Notes, valued at $204,000                                          200,000
Agreement with J.P. Morgan Securities, Inc. and J.P. Morgan Chase & Co. (Tri-party) of $780,000 acquired on February 28, 2002 at 1.900% to be repurchased at $780,041 on March 1, 2002, collateralized by:
    $767,911 various US Government Agency Notes, valued at $795,603                                          780,000
Agreement with UBS Warburg, LLC and J.P. Morgan Chase & Co. (Tri-party) of $502,451 acquired on February 28, 2002 at 1.870% to be repurchased at $502,477 on March 1, 2002, collateralized by:
    $500,649 various US Government Agency Notes, valued at $512,504                                          502,451
                                                                                                         -----------

TOTAL REPURCHASE AGREEMENTS (identified cost $1,793,451)                                                   1,793,451
                                                                                                         -----------

TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS - 99.7% (cost $12,432,234)(b)                                 12,432,234

OTHER ASSETS AND LIABILITIES, NET - 0.3%                                                                      34,082
                                                                                                         -----------

NET ASSETS - 100.0%                                                                                       12,466,316
                                                                                                         ===========

(a) Adjustable or floating rate security.
(b) The identified cost for Federal income tax purposes is the same as shown above.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNT)     FEBRUARY 28, 2002 (UNAUDITED)

ASSETS
Investments at amortized cost which approximates market                                          $   10,638,783
Repurchase agreements (identified cost $1,793,451)                                                    1,793,451
Cash                                                                                                      2,001
Interest receivable                                                                                      52,516
Prepaid expenses                                                                                             10
                                                                                                 --------------

    Total assets                                                                                     12,486,761

LIABILITIES
Payables:
  Dividends                                                                     $     16,476
  Accrued fees to affiliates                                                           3,741
  Other accrued expenses                                                                 228
                                                                                ------------

    Total liabilities                                                                                    20,445
                                                                                                 --------------

NET ASSETS                                                                                       $   12,466,316
                                                                                                 ==============
NET ASSETS CONSIST OF:

Shares of beneficial interest                                                                    $       12,466
Additional paid-in capital                                                                           12,453,850
                                                                                                 --------------

NET ASSETS                                                                                       $   12,466,316
                                                                                                 ==============
NET ASSET VALUE, offering and redemption price per share:
  ($12,466,316,444 divided by 12,466,316,547 shares of $.001 par value
    shares of beneficial interest outstanding)                                                   $         1.00
                                                                                                 ==============

  See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS
Amounts in thousands      FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (UNAUDITED)

INVESTMENT INCOME
  Interest                                                                                       $      158,072

EXPENSES
  Advisory fees                                                                 $     14,939
  Administrative fees                                                                  1,894
  Custodian fees                                                                       1,046
  Distribution fees.                                                                   1,798
  Transfer agent fees                                                                    131
  Professional fees                                                                       51
  Registration fees                                                                       78
  Shareholder servicing fees                                                           2,615
  Trustees' fees                                                                          90
  Insurance fees                                                                       1,106
  Miscellaneous                                                                           75
                                                                                ------------

  Expenses before reductions                                                          23,823
  Expense reductions                                                                    (132)
                                                                                ------------
    Expenses, net                                                                                        23,691
                                                                                                 --------------

Net investment income                                                                                   134,381
                                                                                                 --------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                            $      134,381
                                                                                                 ==============

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                                 FOR THE SIX
                                                                                MONTHS ENDED
                                                                                FEBRUARY 28,     FOR THE FISCAL
                                                                                    2002           YEAR ENDED
                                                                                 (UNAUDITED)    AUGUST 31, 2001
                                                                                ------------    ---------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income                                                         $    134,381    $       544,325
                                                                                ------------    ---------------

DISTRIBUTIONS
  From net investment income                                                        (134,381)          (544,325)
                                                                                ------------    ---------------

SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions                    1,741,909          2,168,163
                                                                                ------------    ---------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                        1,741,909          2,168,163

NET ASSETS
  Beginning of period                                                             10,724,407          8,556,244
                                                                                ------------    ---------------

  End of period                                                                 $ 12,466,316    $    10,724,407
                                                                                ============    ===============

  See accompanying notes which are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                               FISCAL YEARS ENDED AUGUST 31,
                                                            -----------------------------------------------------------------------
                                                 2002*          2001            2000           1999            1998         1997
                                             ------------   -----------     ----------     -----------     ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD         $     1.0000   $    1.0000     $   1.0000     $    1.0000     $   1.0000    $   1.0000
                                             ------------   -----------     ----------     -----------     ----------    ----------

INCOME FROM OPERATIONS
  Net investment income                             .0113         .0518          .0562           .0476          .0528         .0516
                                             ------------   -----------     ----------     -----------     ----------    ----------

DISTRIBUTIONS
  From net investment income                       (.0113)       (.0518)        (.0562)         (.0476)        (.0528)       (.0516)
                                             ------------   -----------     ----------     -----------     ----------    ----------

NET ASSET VALUE, END OF PERIOD               $     1.0000   $    1.0000     $   1.0000     $    1.0000     $   1.0000    $   1.0000
                                             ============   ===========     ==========     ===========     ==========    ==========

TOTAL RETURN (%)(a)                                  1.14          5.31           5.78            4.86           5.41          5.28

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)     12,466,316    10,724,407      8,556,244      10,084,283      5,477,326     4,278,165

Ratios to average net assets (%)(b):
  Operating expenses                                  .40           .38            .39             .40            .41           .39
  Net investment income                              2.25          5.14           5.62            4.74           5.28          5.17

*   For the six months ended February 28, 2002 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for periods less than one year are annualized.

Semiannual Report

                                                   NOTES TO FINANCIAL STATEMENTS

                                                   FEBRUARY 28, 2002 (UNAUDITED)

1. ORGANIZATION
   The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 25 investment portfolios which are in operation as of February 28, 2002. These financial statements report on one portfolio, the SSgA Money Market Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. SIGNIFICANT ACCOUNTING POLICIES
   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION: The Fund utilizes the amortized cost valuation method in accordance with Rule 2a-7 of the 1940 Act, a method by which each portfolio instrument meeting certain materiality parameters and credit worthiness standards are initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed.

   SECURITIES TRANSACTIONS: Securities transactions are recorded on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from the securities transactions, if any, are recorded on the basis of identified cost.

   INVESTMENT INCOME: Interest income is recorded daily on the accrual basis.

   FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

   It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records dividends on net investment income daily and pays them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

   EXPENSES: Most expenses can be directly attributed to the Fund. Expenses of the Investment Company which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

   REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with certain qualified financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. SSgA Funds Management, Inc. (the "Adviser") will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

3. SECURITIES TRANSACTIONS
   INVESTMENT TRANSACTIONS: For the period ended February 28, 2002, purchases and maturities of investment securities, excluding US Government and Agency obligations and repurchase agreements, for the Fund aggregated to $111,718,519,089 and $109,327,725,286, respectively.

   For the period ended February 28, 2002, purchases and maturities of US Government and Agency obligations, excluding repurchase agreements, aggregated to $811,832,488 and $1,467,692,000, respectively.

4. RELATED PARTIES
   ADVISER: Effective May 1, 2001, the Investment Company entered into an investment advisory agreement with the Adviser. The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. Prior to May 1, 2001, the investment advisory agreement was with State Street Bank and Trust Company ("State Street"), through State Street Global Advisors, the investment management group of State Street. The Adviser, State Street and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .25% of its average daily net assets. The Adviser has agreed to reimburse the Fund for all expenses in excess of .40% of its average daily net assets on an annual basis. The Investment Company also has contracts with affiliates to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

   In addition, the Fund has entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $132,342 under these arrangements.

   ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all money market portfolios: $0 up to $15 billion - .0315%; over $15 billion - .029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. For administrative services provided in connection with the monthly portfolio fact sheets, the Investment Company pays $1,000 per year per fund for monthly fact sheets. In addition, the Fund reimburses the Administrator for out of pocket expenses and start-up costs for new Funds.

   DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor"), which is a wholly-owned subsidiary of the Administrator, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

   The Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Capital Markets LLC ("Capital Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, the Fund pays .025% to State Street, and a maximum of .175% to each of the other named affiliated Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the period ended February 28, 2002, the Fund was charged shareholder servicing expenses of $1,493,878, $321,845, $310,268, and $117,894 by State Street, Capital Markets, Fiduciary Investors Services and CitiStreet. The Funds did not incur any expenses from High Net Worth Services during this period.

   The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2002.

   BOARD OF TRUSTEES: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds based upon their relative net assets.

   ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 2002 WERE AS FOLLOWS:

        Advisory fees                        $     2,609,983
        Administration fees                          315,195
        Custodian fees                               307,811
        Distribution fees                            340,591
        Shareholder servicing fees                   105,073
        Transfer agent fees                           55,853
        Trustees' fees                                 6,530
                                             ---------------
                                             $     3,741,036
                                             ===============

5. FUND SHARE TRANSACTIONS (ON A CONSTANT DOLLAR BASIS):

                                                                 (AMOUNTS IN THOUSANDS)
                                                                  FOR THE PERIODS ENDED
                                                       ---------------------------------------------
                                                       FEBRUARY 28, 2002             AUGUST 31, 2001
                                                       -----------------            ----------------
Proceeds from shares sold                              $      78,613,630            $    152,934,827
Proceeds from reinvestment of distributions                      127,059                     474,400
Payments for shares redeemed                                 (76,998,780)               (151,241,064)
                                                       -----------------            ----------------

Total net increase (decrease)                          $       1,741,909            $      2,168,163
                                                       =================            ================

6. INTERFUND LENDING PROGRAM
   The Fund and all other funds of the Investment Company received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. Interest Income on the Statement of Operations includes $1,254 received under the Interfund Lending Program for the period ended February 28, 2002.

7. SUBSEQUENT EVENT
   Effective March 1, 2002, State Street Global Markets, LLC will serve as distributor for all Investment Company portfolio shares. Terms will remain substantially similar to the existing relationship with Russell Fund Distributors.

SSgA MONEY MARKET FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800)997-7327

TRUSTEES
  Lynn L. Anderson, Chairman
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

OFFICERS
  Lynn L. Anderson, President and CEO
  Mark E. Swanson, Treasurer and Principal
     Accounting Officer
  J. David Griswold, Vice President and Secretary
  Deedra S. Walkey, Assistant Secretary
  Ross E. Erickson, Assistant Treasurer
  Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
  SSgA Funds Management, Inc.
  One International Place, 27th
  Floor Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND
OFFICE OF SHAREHOLDER INQUIRIES
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts 02171
  (800) 647-7327

DISTRIBUTOR
  State Street Global Markets, LLC
  One International Place, 27th Floor
  Boston, Massachusetts 02110
  (800) 997-7327

ADMINISTRATOR
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington 98402

LEGAL COUNSEL
  Goodwin Procter LLP
  Exchange Place
  Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP
  160 Federal Street
  Boston, Massachusetts 02110

[GRAPHIC]

[SSgA(R) FUNDS LOGO]

SEMIANNUAL REPORT

DISCIPLINED EQUITY FUND

FEBRUARY 28, 2002

                                  SSgA(R) FUNDS

                             DISCIPLINED EQUITY FUND

                          Semiannual Report (Unaudited)
                                February 28, 2002

                                Table of Contents

                                                                          PAGE
    Financial Statements                                                     3

    Financial Highlights                                                    11

    Notes to Financial Statements                                           12

    Fund Management and Service Providers                                   18

"SSgA(R)" IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
DISCIPLINED EQUITY FUND

STATEMENT OF NET ASSETS

                                                   FEBRUARY 28, 2002 (UNAUDITED)

                                                                    MARKET
                                                 NUMBER             VALUE
                                                   OF               (000)
                                                 SHARES               $
                                                -------            -------
COMMON STOCKS - 96.7%
CONSUMER DISCRETIONARY - 14.4%
AOL Time Warner, Inc. (a)                       144,650              3,587
AutoZone, Inc. (a)                                2,900                192
Avon Products, Inc.                               9,000                465
Best Buy Co. (a)                                 10,400                701
Block (H&R), Inc.                                 4,100                206
Brunswick Corp.                                   5,100                138
Cendant Corp. (a)                                43,600                759
Circuit City Stores - Circuit City Group         34,800                622
Coach, Inc. New (a)                               5,100                254
Constellation Brands, Inc. Class A (a)            1,100                 59
Dillard's, Inc. Class A                           6,500                126
Disney (Walt) Co.                                58,700              1,350
Dollar Tree Stores, Inc. (a)                      2,800                 90
Donnelley (R.R.) & Sons Co.                      17,500                507
Estee Lauder Cos., Class A                        5,600                175
Federated Department Stores, Inc. (a)            40,400              1,693
Ford Motor Co.                                  124,250              1,849
Goodyear Tire & Rubber Co.                       20,000                553
Harley-Davidson, Inc.                            15,100                774
Harrah's Entertainment, Inc. (a)                 40,900              1,654
Hearst-Argyle Television, Inc. (a)                2,700                 56
Home Depot, Inc. (The)                           49,500              2,475
International Game Technology (a)                19,800              1,337
JC Penney & Co., Inc.                            21,000                410
Jones Apparel Group, Inc. (a)                    10,700                381
Knight-Ridder, Inc.                                 900                 61
Kohl's Corp. (a)                                  4,600                311
Lennar Corp.                                      5,000                276
Limited, Inc. (The)                              28,200                515
Liz Claiborne, Inc.                              14,000                424
Lowe's Companies., Inc.                          20,800                941
Mattel, Inc.                                     28,000                531
May Department Stores Co.                        36,500              1,337
McDonald's Corp.                                 15,900                415
MGM Grand, Inc. (a)                               2,800                 96
New York Times Co. Class A                       19,800                869
Newell Rubbermaid, Inc.                           1,600                 50
Office Depot, Inc. (a)                           24,500                466
Omnicom Group, Inc.                               7,500                705
PanAmSat Corp. (a)                                9,000                194
RadioShack Corp.                                 25,000                686
Reebok International, Ltd. (a)                    7,000                194
Ross Stores, Inc.                                 4,900                180
Saks, Inc. (a)                                   31,400                361
Sears Roebuck & Co.                              54,400              2,860
Target Corp.                                      2,400                104
Viacom, Inc. Class B (a)                         70,400              3,277
Wal-Mart Stores, Inc.                            97,900              6,071
Walgreen Co.                                     25,000              1,006
Whirlpool Corp.                                  23,000              1,727
                                                                   -------
                                                                    44,070
                                                                   -------

CONSUMER STAPLES - 8.4%
Anheuser-Busch Cos., Inc.                        13,200                671
Campbell Soup Co.                                24,300                650
Clorox Co. (The)                                  5,400                236
Coca-Cola Co. (The)                              97,000              4,597
Colgate-Palmolive Co.                            23,800              1,332
CVS Corp.                                         7,000                191
Gillette Co. (The)                               19,100                653
Pepsi Bottling Group, Inc. (The)                 69,800              1,735
PepsiAmericas, Inc.                               4,200                 58
PepsiCo, Inc.                                    63,300              3,197
Philip Morris Cos., Inc.                         94,800              4,992
Procter & Gamble Co.                             51,300              4,350
SYSCO Corp.                                      27,900                825
Tyson Foods, Inc. Class A                        75,600                982
Unilever NV                                       3,400                197
UST, Inc.                                         6,300                220
Whole Foods Market, Inc. (a)                     16,700                742
Winn-Dixie Stores, Inc.                          18,500                307
                                                                   -------
                                                                    25,935
                                                                   -------

ENERGY - 7.0%
Ashland, Inc.                                    26,300              1,141
BJ Services Co. (a)                              10,000                332
ChevronTexaco Corp.                              37,210              3,142
Exxon Mobil Corp.                               230,716              9,529

                                        3

                                                                    MARKET
                                                 NUMBER             VALUE
                                                   OF               (000)
                                                 SHARES               $
                                                -------            -------
Halliburton Co.                                  15,000                247
Marathon Oil Corp.                               25,700                707
Nabors Industries, Inc. (a)                       2,800                 99
Newfield Exploration Co. (a)                      3,900                142
Occidental Petroleum Corp.                       41,000              1,100
Phillips Petroleum Co.                            8,000                473
Royal Dutch Petroleum Co.                        70,000              3,596
Sempra Energy                                     7,400                165
Smith International, Inc. (a)                     2,700                173
Valero Energy Corp.                              13,063                560
                                                                   -------
                                                                    21,406
                                                                   -------

FINANCIALS - 17.6%
ACE, Ltd.                                         5,900                261
AFLAC, Inc.                                      40,000              1,028
American Express Co.                             54,400              1,983
American International Group, Inc.               75,025              5,550
Bank of America Corp.                            40,200              2,571
Bank of New York Co., Inc.                        8,100                305
Bank One Corp.                                   52,300              1,874
Bear Stearns Cos., Inc. (The)                     9,500                523
Charter One Financial, Inc.                      26,250                800
CIGNA Corp.                                       8,900                798
Comerica, Inc.                                   42,200              2,526
Equity Office Properties Trust (b)               10,400                298
Fannie Mae                                       53,000              4,147
FirstMerit Corp.                                 15,000                411
Fiserv, Inc. (a)                                  9,000                385
FleetBoston Financial Corp.                      67,500              2,253
Franklin Resources, Inc.                         15,000                617
Freddie Mac                                      49,800              3,174
Greenpoint Financial Corp.                       17,100                752
Household International, Inc.                    22,200              1,143
J.P. Morgan Chase & Co.                          92,900              2,717
John Hancock Financial Services, Inc.             7,000                269
KeyCorp                                           7,900                198
Lincoln National Corp.                            1,800                 92
MBNA Corp.                                       13,100                454
Mellon Financial Corp.                           15,900                572
Merrill Lynch & Co., Inc.                        19,700                945
MetLife, Inc.                                    25,700                819
MGIC Investment Corp.                            14,400                967
Morgan Stanley Dean Witter & Co.                  6,300                309
National City Corp.                              36,800              1,050
Old Republic International Corp.                  9,200                294
PMI Group, Inc. (The)                             6,100                432
Progressive Corp.                                15,400              2,399
Protective Life Corp.                            43,300              1,345
Provident Financial Group, Inc.                  36,800                894
Schwab (Charles) Corp.                           33,400                436
Stilwell Financial, Inc.                         10,000                228
T. Rowe Price Group, Inc.                         3,200                127
U.S. Bancorp                                    142,000              2,961
Wachovia Corp.                                   31,000              1,030
Washington Mutual, Inc.                          56,078              1,824
Wells Fargo & Co.                                46,800              2,195
                                                                   -------
                                                                    53,956
                                                                   -------

HEALTH CARE - 14.0%
Abbott Laboratories                              11,800                667
Allergan, Inc.                                    2,200                143
American Home Products Corp.                     14,300                915
Amgen, Inc. (a)                                  30,800              1,786
Andrx Group (a)                                   3,900                130
Applera Corp. - Applied
  Biosystems Group                                9,000                203
Barr Laboratories, Inc. (a)                       4,700                321
Bausch & Lomb, Inc.                               4,200                160
Becton, Dickinson & Co.                           2,000                 74
Bristol-Myers Squibb Co.                         54,000              2,538
Cardinal Health, Inc.                             8,300                550
Chiron Corp. (a)                                  7,600                330
Genzyme Corp. (a)                                 5,700                253
ICN Pharmaceuticals, Inc.                        19,000                529
Immunex Corp. (a)                                 7,700                221
Johnson & Johnson                               118,830              7,237
King Pharmaceuticals, Inc. (a)                    7,200                224
Lilly (Eli) & Co.                                32,600              2,469
MedImmune, Inc. (a)                               3,000                124
Medtronic, Inc.                                  39,100              1,742

                                        4

                                                                    MARKET
                                                 NUMBER             VALUE
                                                   OF               (000)
                                                 SHARES               $
                                                -------            -------
Merck & Co., Inc.                                83,800              5,139
Pfizer, Inc.                                    194,675              7,974
Pharmacia Corp.                                  41,700              1,712
Schering-Plough Corp.                            55,500              1,914
St. Jude Medical, Inc. (a)                       24,000              1,879
Tenet Healthcare Corp. (a)                       31,500              1,819
UnitedHealth Group, Inc.                          5,800                423
Wellpoint Health Networks, Inc. (a)              11,600              1,411
Zimmer Holdings, Inc. (a)                         5,400                193
                                                                   -------
                                                                    43,080
                                                                   -------

INDUSTRIALS - 7.7%
American Power Conversion Corp. (a)               9,300                122
Boeing Co. (The)                                 41,300              1,898
Burlington Northern Santa Fe Corp.               50,000              1,451
Danaher Corp.                                     8,000                540
Dover Corp.                                      25,300              1,001
Emerson Electric Co.                             15,000                864
General Electric Co.                            346,500             13,340
Honeywell International, Inc.                    11,300                425
Ingersoll-Rand Co. Class A                       14,000                689
Minnesota Mining &                                1,600                189
Navistar International Corp.                      9,400                400
Northwest Airlines Corp. Class A (a)             25,900                413
Tyco International, Ltd.                         76,500              2,227
                                                                   -------
                                                                    23,559
                                                                   -------

INFORMATION TECHNOLOGY - 18.9%
Adobe Systems, Inc.                               3,500                127
Advanced Micro Devices, Inc. (a)                  2,400                 32
Agilent Technologies, Inc. (a)                   27,400                854
Apple Computer, Inc. (a)                         16,000                347
Applied Materials, Inc. (a)                      30,400              1,321
Automatic Data Processing, Inc.                  38,600              2,035
Broadcom Corp. Class A (a)                        7,600                233
CheckFree Corp. (a)                               1,500                 21
Cisco Systems, Inc. (a)                         277,900              3,966
Citrix Systems, Inc. (a)                          5,900                 90
CMGI, Inc. (a)                                    8,700                 13
Computer Associates International, Inc.          33,100                539
Computer Sciences Corp. (a)                       9,100                432
Concord EFS, Inc. (a)                            10,600                327
Dell Computer Corp. (a)                          82,200              2,030
DoubleClick, Inc. (a)                            10,900                117
Electronic Data Systems Corp.                    14,700                868
EMC Corp. (a)                                    40,200                438
First Data Corp.                                 38,400              3,130
General Dynamics Corp.                           19,900              1,809
Guidant Corp. (a)                                15,800                656
Hewlett-Packard Co.                              83,000              1,670
Intel Corp.                                     229,900              6,564
International Business Machines Corp.            43,100              4,229
International Rectifier Corp. (a)                 2,800                103
Intuit, Inc. (a)                                  1,800                 68
Investment Technology Group (a)                   6,000                279
KLA Tencor Corp. (a)                              9,500                550
L-3 Communications Holdings, Inc. (a)             6,000                659
Lam Research Corp. (a)                              300                  6
Lexmark International Group, Inc.
  Class A (a)                                     2,400                119
Linear Technology Corp.                          15,800                582
Lockheed Martin Corp.                            13,600                767
LSI Logic Corp. (a)                              13,800                207
Lucent Technologies, Inc.                        35,500                198
Maxim Integrated Products, Inc. (a)               2,200                101
Microchip Technology, Inc. (a)                    2,200                 75
Micron Technology, Inc. (a)                      25,600                823
Microsoft Corp. (a)                             170,900              9,970
Motorola, Inc.                                   25,000                325
National Semiconductor Corp. (a)                  9,000                226
Network Appliance, Inc. (a)                       5,800                 93
Nortel Networks Corp.                            49,500                251
NVIDIA Corp. (a)                                  4,300                219
Oracle Corp. (a)                                175,400              2,915
PeopleSoft, Inc. (a)                              9,200                267
QLogic Corp. (a)                                  4,200                155
Rational Software Corp. (a)                      19,000                353
Scientific-Atlanta, Inc.                         10,900                246
Semtech Corp. (a)                                 2,900                 88
Siebel Systems, Inc. (a)                         11,800                328

                                        5

                                                                    MARKET
                                                 NUMBER             VALUE
                                                   OF               (000)
                                                 SHARES               $
                                                -------            -------
Storage Technology Corp. (a)                     14,500                278
Sun Microsystems, Inc. (a)                      103,700                882
Symantec Corp. (a)                                2,800                101
Tech Data Corp. (a)                               4,700                215
Texas Instruments, Inc.                          38,800              1,139
United Technologies Corp.                        33,000              2,407
Veritas Software Corp. (a)                       14,000                497
Xerox Corp. (a)                                  12,800                124
Xilinx, Inc. (a)                                  6,800                245
Yahoo!, Inc. (a)                                 26,300                380
                                                                   -------
                                                                    58,089
                                                                   -------

MATERIALS - 2.2%
Alcoa, Inc.                                       3,000                114
Eastman Chemical Co.                             22,000                968
Freeport-McMoRan Copper & Gold, Inc.
  Class B (a)                                    10,600                155
Georgia-Pacific Group                            49,200              1,262
Inco, Ltd. (a)                                   14,400                268
MeadWestvaco Corp.                               23,200                806
Newmont Mining Corp.                             22,200                535
Nucor Corp.                                       7,300                412
Praxair, Inc.                                     6,800                394
Sealed Air Corp. (a)                              5,800                261
Sherwin-Williams Co.                             10,800                285
Smurfit-Stone Container Corp. (a)                64,900              1,059
Waters Corp. (a)                                  6,300                204
                                                                   -------
                                                                     6,723
                                                                   -------

TELECOMMUNICATION SERVICES - 4.6%
AT&T Corp.                                      123,700              1,922
AT&T Wireless Services, Inc. (a)                100,656              1,016
BellSouth Corp.                                  39,900              1,547
Nextel Partners, Inc. (a)                        16,900                 91
QUALCOMM, Inc. (a)                               22,700                755
SBC Communications, Inc.                        112,518              4,258
Verizon Communications, Inc.                     86,600              4,053
WorldCom, Inc. - WorldCom Group (a)              64,800                487
                                                                   -------
                                                                    14,129
                                                                   -------

UTILITIES - 1.9%
Allegheny Energy, Inc.                           47,500              1,642
American Electric Power Co., Inc.                12,000                526
Calpine Corp. (a)                                 9,700                 71
Duke Energy Corp.                                21,700                766
Dynegy, Inc. Class A                             11,400                292
Edison International (a)                          6,200                 98
Exelon Corp.                                     17,800                877
FirstEnergy Corp.                                 1,658                 61
Mirant Corp. New (a)                             10,000                 87
Northeast Utilities                              15,000                276
PG&E Corp. (a)                                    8,800                187
PPL Corp.                                         4,500                147
Progress Energy, Inc.                             9,600                430
Public Service Enterprise Group, Inc.             5,900                249
Reliant Energy, Inc.                              7,100                148
                                                                   -------
                                                                     5,857
                                                                   -------

TOTAL COMMON STOCKS
(cost $330,343)                                                    296,804
                                                                   -------

                                               PRINCIPAL
                                                 AMOUNT
                                                 (000)
                                                   $
                                               --------
SHORT-TERM INVESTMENTS - 3.4%
AIM Short-Term Investment Prime Portfolio
  Class A                                         6,970              6,970
Federated Investors Prime Cash Obligation
  Fund                                            2,386              2,386
United States Treasury Bills (c)(d)(e)
  1.650 due 03/14/02                              1,020              1,020
                                                                   -------

TOTAL SHORT-TERM INVESTMENTS
(cost $10,376)                                                      10,376
                                                                   -------

TOTAL INVESTMENTS - 100.1% (identified cost
  $340,719)                                                        307,180

                                        6

                                                                    MARKET
                                                                    VALUE
                                                                    (000)
                                                                      $
                                                                   -------
OTHER ASSETS AND LIABILITIES,
NET - (0.1%)                                                          (368)
                                                                   -------

NET ASSETS - 100.0%                                                306,812
                                                                   =======

                                                                  UNREALIZED
                                                NOTIONAL         APPRECIATION
                                                 AMOUNT         (DEPRECIATION)
                                                 (000)              (000)
FUTURES CONTRACTS                                  $                  $
                                               ---------        --------------
S&P 500 Index expiration date 03/02               7,195                   (23)
                                                                --------------

Total Unrealized Appreciation
  (Depreciation) on Open Futures Contracts Purchased                      (23)
                                                                ==============

(a)  Nonincome-producing security.
(b)  Real Estate Investment Trust (REIT).
(c)  At amortized cost, which approximates market value.
(d) Pledged to cover initial margin requirements for open futures contracts purchased by the Fund.
(e)  Rate noted is yield-to-maturity from date of inception.

  See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNT)     FEBRUARY 28, 2002 (UNAUDITED)

ASSETS
Investments at market (including securities on
  loan of $5,031), (identified cost $340,719)                                $ 307,180
Receivables:
   Investments sold                                                             12,174
   Fund shares sold                                                              2,275
   Dividends                                                                       443
Prepaid expenses                                                                    63
Short-term investments held as collateral for
   securities loaned, at market                                                  5,259
                                                                             ---------

     Total assets                                                              327,394

LIABILITIES
Payables:
   Investments purchased                                    $  13,676
   Fund shares redeemed                                         1,115
   Accrued fees to affiliates                                     467
   Other accrued expenses                                          41
   Daily variation margin on futures contracts                     24
Payable upon return of securities loaned, at market             5,259
                                                            ---------

     Total liabilities                                                          20,582
                                                                             ---------

NET ASSETS
                                                                             $ 306,812
                                                                             =========

NET ASSETS VALUE, CONSIST OF:
Undistributed net investment income                                          $     530
Accumulated net realized gain (loss)                                           (59,536)
Unrealized appreciation (depreciation) on:
   Investments                                                                 (33,539)
   Futures contracts                                                               (23)
Shares of beneficial interest                                                       35
Additional paid-in capital                                                     399,345
                                                                             ---------

NET ASSETS                                                                   $ 306,812
                                                                             =========

NET ASSET VALUE, offering and redemption price per share:
  ($306,812,257 divided by 35,321,518 shares of $.001 par
    value shares of beneficial interest outstanding)                         $    8.69
                                                                             =========

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS
Amounts in thousands      FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (UNAUDITED)

INVESTMENT INCOME
   Dividends                                                                 $   2,136
   Securities Lending Income                                                        18
   Interest                                                                          8
                                                                             ---------

      Total investment income                                                    2,162

EXPENSES
   Advisory fees                                            $   1,109
   Administrative fees                                             64
   Custodian fees                                                  38
   Distribution fees                                               91
   Transfer agent fees                                             24
   Professional fees                                               12
   Registration fees                                               16
   Shareholder servicing fees                                     133
   Trustees' fees                                                   8
   Miscellaneous                                                    7
                                                            ---------

   Expenses before reductions                                   1,502
   Expense reductions                                            (740)
                                                            ---------

      Expenses, net                                                                762
                                                                             ---------

Net investment income (loss)                                                     1,400
                                                                             ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                                                 (1,180)
   Futures contracts                                              860             (320)
                                                            ---------

Net change in unrealized appreciation (depreciation) on:
   Investments                                                 (4,169)
   Futures contracts                                              (23)          (4,192)
                                                            ---------        ---------

Net realized and unrealized gain (loss)                                         (4,512)
                                                                             ---------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                        $  (3,112)
                                                                             =========

  See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                           FOR THE SIX
                                                           MONTHS ENDED      FOR THE FISCAL
                                                        FEBRUARY 28, 2002      YEAR ENDED
                                                           (UNAUDITED)      AUGUST 31, 2001
                                                        -----------------   ---------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment  income (loss)                        $           1,400   $         1,122
   Net realized  gain (loss)                                         (320)          (49,421)
   Net change in unrealized appreciation
     (depreciation)                                                (4,192)          (60,279)
                                                        -----------------   ---------------

      Net increase (decrease) in net assets from
        operations                                                 (3,112)         (108,578)
                                                        -----------------   ---------------

DISTRIBUTIONS
   From net  investment  income                                    (1,058)           (1,082)
   From  net  realized gain                                            --          (106,016)
                                                        -----------------   ---------------
      Net decrease in net assets from distributions                (1,058)         (107,098)
                                                        -----------------   ---------------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share
     transactions                                                  27,158            80,949
                                                        -----------------   ---------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                        22,988          (134,727)

NET ASSETS
   Beginning of period                                            283,824           418,551
                                                        -----------------   ---------------
   End of period (including undistributed net
     investment income of $530 and $188,
     respectively)                                      $         306,812   $       283,824
                                                        =================   ===============

See accompanying notes which are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                               FISCAL YEARS ENDED AUGUST 31,
                                                            -----------------------------------------------------------------
                                                 2002*        2001          2000          1999           1998          1997
                                               --------     --------      --------      --------       --------      --------
NET ASSET VALUE, BEGINNING OF PERIOD           $   8.83     $  17.01      $  17.51      $  15.68       $  18.41      $  14.13
                                               --------     --------      --------      --------       --------      --------

INCOME FROM OPERATIONS
   Net investment income (loss)(a)                  .04          .04           .05           .09            .17           .21
   Net realized and unrealized gain (loss)         (.15)       (3.76)         1.96          4.42            .29          5.43
                                               --------     --------      --------      --------       --------      --------

      Total income (loss) from operations          (.11)       (3.72)         2.01          4.51            .46          5.64
                                               --------     --------      --------      --------       --------      --------

DISTRIBUTIONS
   From net investment income                      (.03)        (.04)         (.06)         (.10)          (.19)         (.22)
   From net realized gain                            --        (4.42)        (2.45)        (2.58)         (3.00)        (1.14)
                                               --------     --------      --------      --------       --------      --------

      Total distributions                          (.03)       (4.46)        (2.51)        (2.68)         (3.19)        (1.36)
                                               --------     --------      --------      --------       --------      --------

NET ASSET VALUE, END OF PERIOD                 $   8.69     $   8.83      $  17.01      $  17.51       $  15.68      $  18.41
                                               ========     ========      ========      ========       ========      ========

TOTAL RETURN (%)(b)                               (1.23)      (26.74)        14.19         32.83           2.09         42.75

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)     306,812      283,824       418,551       557,029        445,077       429,397

   Ratios to average net assets (%)(c):
      Operating expenses, net (d)                   .52          .91           .91           .78            .69           .58
      Operating expenses, gross (d)                1.02         1.02           .96           .94            .97           .96
      Net investment income                         .95          .35           .28           .52            .97          1.33

   Portfolio turnover rate (%)                    12.47       124.98        149.82        130.98         133.63        117.27

*   For the six months ended February 28, 2002 (Unaudited).
(a) For the periods subsequent to August 31, 1998, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) See Note 4 for current period amounts.

                                                   NOTES TO FINANCIAL STATEMENTS

                                                   FEBRUARY 28, 2002 (UNAUDITED)

1. ORGANIZATION
   The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 25 investment portfolios which are in operation as of February 28, 2002. These financial statements report on one portfolio, the SSgA Disciplined Equity Fund (formerly SSgA Matrix Equity Fund)(the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. SIGNIFICANT ACCOUNTING POLICIES
   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION: United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the basis of the last reported sales price. Futures contracts are valued on the basis of the last sale price. Investments in other mutual funds are valued at the net asset value per share.

   International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the last reported sales price. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

   Short-term instruments maturing within 60 days of the valuation date are valued at amortized cost.

   The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

   INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

   AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short-and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

   FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

   It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At August 31, 2001, the Fund had a net tax basis capital loss carryover of $1,807,249, which may be applied against any realized net taxable gains in each succeeding year or until its expiration date of August 31, 2009.

   The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 2002 are as follows:

                                                                      NET
                                                                   UNREALIZED
         FEDERAL TAX        UNREALIZED         UNREALIZED         APPRECIATION
             COST          APPRECIATION      (DEPRECIATION)      (DEPRECIATION)
        -------------      ------------      --------------      --------------
        $ 349,145,792      $ 21,692,044       $ (63,658,098)      $ (41,966,054)

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

   EXPENSES: Most expenses can be directly attributed to the individual Fund. Expenses of the Investment Company which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

   DERIVATIVES: To the extent permitted by the investment objective, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Fund's use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment objective.

   The Fund typically uses derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Fund through the use of options and futures to earn "market-like" returns with the Fund's excess and liquidity reserve cash balances. Hedging is used by the Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   FUTURES: The Fund utilizes exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

3. SECURITIES TRANSACTIONS
   INVESTMENT TRANSACTIONS: For the period ended February 28, 2002, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $60,151,116 and $35,845,270, respectively.

   SECURITIES LENDING: The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 28, 2002, the value of outstanding securities on loan and the value of collateral amounted to $5,030,652 and $5,258,701, respectively.

4. RELATED PARTIES
   ADVISER: Effective May 1, 2001, the Investment Company entered into an investment advisory agreement with SSgA Funds Management, Inc. (the "Adviser"). The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. Prior to May 1, 2001, the investment advisory agreement was with State Street, through State Street Global Advisors, the investment management group of State Street. The Adviser, State Street and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .75% of its average daily net assets. Effective June 1, 2001, the Adviser has voluntarily agreed to waive .50% of its .75% Advisory fee.

   The total amount of the waiver is $739,062 for the period ended February 28, 2002. The Investment Company also has contracts with affiliates to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

   In addition, the Fund has entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $830 under these arrangements.

   ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all U.S. Equity portfolios: $0 to $2 billion - .0315%; over $2 billion - .029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. For administrative services provided in connection with the monthly portfolio fact sheets, the Investment Company pays $1,000 per year per fund for monthly fact sheets. In addition, the Fund reimburses the Administrator for out of pocket expenses and start-up costs for new Funds.

   DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor"), which is a wholly-owned subsidiary of the Administrator, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

   The Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Capital Markets LLC ("Capital Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, the Fund pays .025% to State Street, and a maximum of .175% to each of the other named affiliated Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the period ended February 28, 2002, the Fund was charged shareholder servicing expenses of $36,953, $435 and $38,338 by State Street, Capital Markets and CitiStreet. The Funds did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during this period.

   The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28,2002.

   AFFILIATED BROKERAGE: The Fund placed a portion of its portfolio transactions with Capital Markets, an affiliated broker dealer of State Street. The commissions paid to Capital Markets were $16,718 for the period ended February 28,2002.

   BOARD OF TRUSTEES: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds based upon their relative net assets.

   ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 2002 WERE AS FOLLOWS:

       Advisory fees                             $   119,341
       Administration fees                            17,364
       Custodian fees                                  5,292
       Distribution fees                             124,717
       Shareholder servicing fees                    188,327
       Transfer agent fees                             8,795
       Trustees' fees                                  2,736
                                                 -----------
                                                 $   466,572
                                                 ===========

   BENEFICIAL INTEREST: As of February 28, 2002, two shareholders (who were also affiliates of the Investment Company) were record owners of approximately 15% and 14%, respectively, of the total outstanding shares of the Fund.

5. FUND SHARE TRANSACTIONS (amounts in thousands)

                                                  FOR THE PERIODS ENDED
                                       ----------------------------------------
                                        FEBRUARY 28, 2002      AUGUST 31, 2001
                                       -------------------   ------------------
                                       SHARES      DOLLARS   SHARES     DOLLARS
                                       ------     --------  -------   ---------
   Proceeds from shares sold            9,186     $ 78,859   10,410   $ 103,091
   Proceeds from reinvestment of
     distributions                         58          516    9,667     105,346
   Payments for shares redeemed        (6,068)     (52,217) (12,544)   (127,488)
                                       ------     --------  -------   ---------

   Total net increase (decrease)        3,176     $ 27,158    7,533   $  80,949
                                       ======     ========  =======   =========

6. INTERFUND LENDING PROGRAM
   The Fund and all other funds of the Investment Company received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Fund did not utilize the interfund lending program during this period.

7. DIVIDENDS
   On March 1, 2002, the Board of Trustees declared a dividend of $.0227 from net investment income, payable on March 7, 2002 to shareholders of record on March 4, 2002.

8. SUBSEQUENT EVENT
   Effective March 1, 2002, State Street Global Markets, LLC will serve as distributor for all Investment Company portfolio shares. Terms will remain substantially similar to the existing relationship with Russell Fund Distributors.

SSgA DISCIPLINED EQUITY FUND

One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President and CEO
   Mark E. Swanson, Treasurer and Principal Accounting Officer
   J. David Griswold, Vice President and Secretary
   Deedra S. Walkey, Assistant Secretary
   Ross E. Erickson, Assistant Treasurer
   Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
   SSgA Funds Management, Inc.
   One International Place, 27th Floor
   Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts 02171 (800) 647-7327

DISTRIBUTOR
   State Street Global Markets, LLC
   One International Place, 27th Floor
   Boston, Massachusetts 02110 (800) 997-7327

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington 98402

LEGAL COUNSEL
   Goodwin Procter LLP
   Exchange Place
   Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
   PricewaterhouseCoopers LLP
   160 Federal Street
   Boston, Massachusetts 02110

[GRAPHIC]

[SSgA(R) FUNDS LOGO]

SEMIANNUAL REPORT

PRIME MONEY MARKET FUND

FEBRUARY 28, 2002

                                  SSgA(R) FUNDS

                             PRIME MONEY MARKET FUND

                          Semiannual Report (Unaudited)
                                February 28, 2002

                                Table of Contents

                                                                          PAGE
     Financial Statements                                                   3
     Financial Highlights                                                  11
     Notes to Financial Statements                                         12
     Fund Management and Service Providers                                 16

"SSgA(R)" IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE US GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
PRIME MONEY MARKET FUND

STATEMENT OF NET ASSETS

                                                   FEBRUARY 28, 2002 (UNAUDITED)

                                                                          PRINCIPAL
                                                                           AMOUNT                       DATE          VALUE
                                                                            (000)          RATE          OF           (000)
                                                                              $              %        MATURITY          $
                                                                          ---------        -----      --------       -------
CORPORATE BONDS AND NOTES - 1.8%
Bank of New York                                                             25,000        2.370      07/15/02        25,000
Morgan J.P. & Co. (a)                                                        20,000        1.950      09/11/02        20,016
Toyota Motor Credit (a)                                                      35,000        1.843      12/24/02        35,000
U.S. Bancorp (a)                                                             20,000        2.060      11/01/02        20,035
                                                                                                                     -------

TOTAL CORPORATE BONDS AND NOTES (amortized cost $100,051)                                                            100,051
                                                                                                                     -------

MORTGAGE-BACKED SECURITIES - 0.5%
Holmes Financing PLC (a)                                                     25,000        1.858      10/15/02        25,000
                                                                                                                     -------

TOTAL MORTGAGE-BACKED SECURITIES (amortized cost $25,000)                                                             25,000
                                                                                                                     -------

DOMESTIC CERTIFICATES OF DEPOSIT - 1.3%
Branch Banking & Trust Co. (a)                                               25,000        1.750      07/24/02        25,000
Comerica Bank (a)                                                            30,000        1.805      06/19/02        30,000
Fleet National Bank (a)                                                      20,000        2.090      03/06/02        20,000
                                                                                                                     -------

TOTAL DOMESTIC CERTIFICATES OF DEPOSIT (amortized cost $75,000)                                                       75,000
                                                                                                                     -------

EURODOLLAR CERTIFICATES OF DEPOSIT - 9.4%
Australia and NZ Banking Group Ltd.                                          25,000        1.930      10/10/02        25,001
Bank of Nova Scotia                                                          95,000        1.750      03/13/02        95,000
Bank of Nova Scotia                                                          30,000        1.860      06/28/02        30,000
Bank of Scotland                                                             25,000        3.600      09/10/02        25,000
Dresdner Bank AG                                                             50,000        1.760      03/14/02        50,000
ING Bank NV                                                                  50,000        1.750      04/10/02        50,000
ING Bank NV                                                                  50,000        1.850      07/31/02        50,000
ING Bank NV                                                                  20,000        3.700      08/07/02        20,000
ING Bank NV                                                                  20,000        2.000      08/30/02        20,000
ING Bank NV                                                                  25,000        1.840      10/16/02        25,000
Landesbank Baden Wuerttemberg                                                25,000        1.820      05/31/02        25,000
Landesbank Hessen-Thuringen                                                  20,000        2.150      10/30/02        20,000
Lloyds TSB Bank PLC                                                          50,000        1.690      07/31/02        49,981
National Australia Bank                                                      20,000        2.150      10/31/02        20,004
Norddeutsche Landesbank Girozentrale                                         30,000        1.770      07/22/02        30,000
                                                                                                                     -------

TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT (amortized cost $534,986)                                                   534,986
                                                                                                                     -------

                                        3

                                                                          PRINCIPAL
                                                                           AMOUNT                       DATE          VALUE
                                                                            (000)          RATE          OF           (000)
                                                                              $              %        MATURITY          $
                                                                          ---------        -----      --------       -------
DOMESTIC COMMERCIAL PAPER - 39.9%
Alpine Securitization                                                        50,000        1.810      03/08/02        49,982
Alpine Securitization                                                        50,000        1.800      03/22/02        49,948
Amsterdam Funding Corp.                                                      25,000        1.820      03/22/02        24,973
Amsterdam Funding Corp.                                                      25,000        1.800      04/05/02        24,956
Bavaria TRR Corp.                                                            25,000        1.810      03/18/02        24,979
CXC, Inc.                                                                    20,000        1.900      03/04/02        19,997
CXC, Inc.                                                                    50,000        1.800      03/07/02        49,985
CXC, Inc.                                                                    30,000        1.800      04/11/02        29,939
Delaware Funding Corp.                                                       75,000        1.800      03/15/02        74,948
Delaware Funding Corp.                                                       48,669        1.800      05/10/02        48,499
Edison Asset Securitization, LLC                                             25,000        1.730      03/11/02        24,988
Edison Asset Securitization, LLC                                             50,000        1.820      03/20/02        49,952
Edison Asset Securitization, LLC                                             20,000        1.820      05/22/02        19,917
Edison Asset Securitization, LLC                                             40,000        1.820      05/23/02        39,832
Edison Asset Securitization, LLC                                             25,000        1.945      08/13/02        24,777
Fairway Finance Corp.                                                        44,435        1.820      03/14/02        44,406
Fairway Finance Corp.                                                        60,541        1.810      03/20/02        60,483
Fairway Finance Corp.                                                        60,000        1.810      04/03/02        59,900
GE Capital International Funding, Inc.                                       25,000        1.820      05/23/02        24,895
GE Capital International Funding, Inc.                                       20,000        1.920      07/24/02        19,845
General Electric Capital Corp.                                               25,000        2.080      04/25/02        24,921
General Electric Capital Corp.                                               20,000        1.880      07/10/02        19,863
General Electric Capital Corp.                                               50,000        2.120      10/25/02        49,299
Girozentrale Funding US Corp.                                                25,000        1.630      04/15/02        24,949
Girozentrale Multi Funding Corp.                                             75,000        1.810      03/20/02        74,928
Govco, Inc.                                                                  20,000        1.750      03/07/02        19,994
Govco, Inc.                                                                  20,000        1.800      04/19/02        19,951
Govco, Inc.                                                                  50,000        1.800      05/10/02        49,825
Greenwich Funding Corp.                                                      25,000        1.800      03/08/02        24,991
Greenwich Funding Corp.                                                      75,000        1.800      03/22/02        74,921
IBM Credit Corp.                                                             10,000        1.975      10/01/02         9,883
IBM Credit Corp.                                                             25,000        1.975      10/04/02        24,702
Jupiter Securitization Corp.                                                 50,000        1.800      03/11/02        49,975
Jupiter Securitization Corp.                                                 25,000        1.800      03/13/02        24,985
Jupiter Securitization Corp.                                                 50,000        1.800      03/19/02        49,955
Kitty Hawk Funding Corp.                                                     25,082        1.800      04/30/02        25,007
Kitty Hawk Funding Corp.                                                     23,569        1.950      08/15/02        23,356
Liberty Street Funding Co.                                                   50,000        1.810      03/13/02        49,970
Liberty Street Funding Co.                                                   25,000        1.810      04/24/02        24,932

                                        4

                                                                          PRINCIPAL
                                                                           AMOUNT                       DATE         VALUE
                                                                            (000)          RATE          OF          (000)
                                                                              $              %        MATURITY         $
                                                                          ---------        -----      --------     ---------
Nestle Capital Corp.                                                         60,000        1.750      03/11/02        59,971
Nestle Capital Corp.                                                         25,000        1.700      04/09/02        24,954
New Center Asset Trust                                                       20,000        2.470      03/22/02        19,971
Old Line Funding Corp.                                                       55,088        1.810      04/17/02        54,958
Park Avenue Receivables Corp.                                               100,000        1.800      04/22/02        99,740
Pennine Funding, LLC                                                         50,000        1.800      03/11/02        49,975
Pennine Funding, LLC                                                         25,000        1.750      04/29/02        24,928
Pennine Funding, LLC                                                         30,000        1.810      05/13/02        29,890
Preferred Receivables Funding Corp.                                          30,630        1.810      03/07/02        30,621
Sheffield Receivables Corp.                                                  30,000        1.810      03/04/02        29,995
Sheffield Receivables Corp.                                                  30,000        1.770      03/18/02        29,975
Sheffield Receivables Corp.                                                  72,600        1.810      03/20/02        72,531
Stellar Funding Group                                                        20,000        1.830      05/21/02        19,918
Surrey Funding Corp.                                                         30,000        1.770      03/18/02        29,975
Surrey Funding Corp.                                                         34,000        1.830      03/18/02        33,971
Surrey Funding Corp.                                                         50,000        1.680      04/19/02        49,886
Thunder Bay Funding, Inc.                                                    20,220        1.800      03/12/02        20,209
Thunder Bay Funding, Inc.                                                    27,098        1.820      03/15/02        27,079
Thunder Bay Funding, Inc.                                                    72,961        1.820      03/20/02        72,891
Tulip Funding Corp.                                                          16,000        2.090      11/01/02        15,772
Verizon Global Funding                                                       20,000        2.590      10/02/02        19,691
Verizon Global Funding                                                       15,000        2.445      10/04/02        14,779
                                                                                                                   ---------

TOTAL DOMESTIC COMMERCIAL PAPER (amortized cost $2,265,288)                                                        2,265,288
                                                                                                                   ---------

FOREIGN COMMERCIAL PAPER - 2.4%
Diageo PLC                                                                   20,000        3.460      05/06/02        19,873
Diageo PLC                                                                   35,000        2.530      09/26/02        34,486
Halifax PLC                                                                  37,150        1.615      04/11/02        37,082
KFW International Finance                                                    25,000        1.750      03/14/02        24,984
Westpac Trust Securities NZ Ltd.                                             20,000        1.830      06/25/02        19,882
                                                                                                                   ---------

TOTAL FOREIGN COMMERCIAL PAPER (amortized cost $136,307)                                                             136,307
                                                                                                                   ---------

UNITED STATES GOVERNMENT AGENCIES - 4.6%
Federal Home Loan Bank (a)                                                   50,000        1.710      03/05/02        50,000
Federal Home Loan Bank Discount Note (a)                                     24,500        1.570      04/17/02        24,450
Federal National Mortgage Association Discount Note                          50,000        1.800      03/07/02        49,985
Federal National Mortgage Association Discount Note                          35,000        1.830      07/03/02        34,779
Freddie Mac Corp. Discount Note                                             100,000        1.810      07/01/02        99,387
                                                                                                                   ---------

TOTAL UNITED STATES GOVERNMENT AGENCIES (amortized cost $258,601)                                                    258,601
                                                                                                                   ---------

                                        5

                                                                          PRINCIPAL
                                                                           AMOUNT                       DATE         VALUE
                                                                            (000)          RATE          OF          (000)
                                                                              $              %        MATURITY         $
                                                                          ---------        -----      --------     ---------
YANKEE CERTIFICATES OF DEPOSIT - 22.4%
Abbey National PLC                                                           40,000        2.520      10/15/02        39,998
Abbey National Treasury Services PLC                                         50,000        1.840      06/28/02        50,000
Abbey National Treasury Services PLC                                         20,000        2.000      09/16/02        20,000
Abbey National Treasury Services PLC (a)                                     35,000        1.770      10/09/02        34,989
Abbey National Treasury Services PLC                                         25,000        2.100      10/28/02        25,000
ABN-AMRO Bank N.V.                                                           25,000        4.350      06/03/02        24,999
ABN-AMRO Bank N.V.                                                           50,000        1.800      10/15/02        50,000
Bank of Nova Scotia                                                          10,000        3.730      08/12/02         9,999
Barclays Bank PLC (a)                                                        25,000        1.745      03/12/02        25,000
Bayerische Hypo und Vereinsbank                                              50,000        1.630      04/18/02        50,000
Bayerische Landesbank (a)                                                   100,000        1.745      10/01/02        99,968
Canadian Imperial Bank (a)                                                   30,000        1.765      03/01/02        30,000
Canadian Imperial Bank                                                       25,000        4.300      05/01/02        25,000
Canadian Imperial Bank                                                       50,000        4.105      05/10/02        49,999
Commerzbank AG                                                               50,000        2.300      04/12/02        50,000
Deutsche Bank AG                                                             50,000        1.620      04/25/02        50,000
Deutsche Bank AG                                                             30,000        4.050      05/13/02        29,999
Dexia Bank NY Branch                                                         25,000        4.195      05/17/02        24,999
Dexia Delaware, LLC                                                          25,000        1.730      04/09/02        24,953
National Westminster Bank PLC                                                30,000        4.185      05/15/02        29,999
Norddeutsche Landesbank Girozentrale                                         25,000        3.630      08/19/02        24,998
Norddeutsche Landesbank Girozentrale (a)                                     70,000        1.770      12/06/02        69,973
Rabobank Nederland NV (a)                                                    50,000        2.540      12/10/02        50,000
Royal Bank of Canada (a)                                                     40,000        1.760      03/06/02        40,000
Royal Bank of Canada                                                         20,000        4.210      06/14/02        19,999
Royal Bank of Scotland                                                       30,000        2.450      04/03/02        30,000
Royal Bank of Scotland                                                       25,000        1.815      10/16/02        24,980
Svenska Handelsbanken                                                        50,000        4.070      07/30/02        49,994
Svenska Handelsbanken                                                        30,000        3.735      08/06/02        29,998
Toronto Dominion Bank                                                        17,000        1.850      07/10/02        17,000
UBS AG Stamford CT                                                           50,000        4.090      05/14/02        49,999
UBS AG Stamford CT                                                           20,000        3.730      08/06/02        19,998
UBS AG Stamford CT                                                           25,000        1.810      10/15/02        25,000
Westdeutsche Landesbank Girozentrale                                         50,000        1.890      07/08/02        50,000
Westdeutsche Landesbank Girozentrale                                         25,000        1.950      08/27/02        25,000
                                                                                                                   ---------

TOTAL YANKEE CERTIFICATES OF DEPOSIT (amortized cost $1,271,841)                                                   1,271,841
                                                                                                                   ---------

TOTAL INVESTMENTS - 82.3% (amortized cost $4,667,074)                                                              4,667,074
                                                                                                                   ---------

                                        6

                                                                                                                     VALUE
                                                                                                                     (000)
                                                                                                                       $
                                                                                                                   ---------
REPURCHASE AGREEMENTS - 17.6%
Agreement with Salomon Smith Barney and Bank of New York (Tri-Party) of $286,000
   acquired on February 28, 2002 at 1.910% to be repurchased at $286,015 on
   March 1, 2002, collateralized by:
     $339,033 various United States Government Agencies, valued at $291,720                                          286,000
Agreement with UBS Warburg, LLC of $197,549 acquired on February 28, 2002 at
   1.870% to be repurchased at $197,559 on March 1, 2002, collateralized by:
     $194,204 various United States Government Agencies, valued at $201,503                                          197,549
Agreement with UBS Warburg, LLC of $515,000 acquired on February 28, 2002 at
   1.900% to be repurchased at $515,027 on March 1, 2002, collateralized by:
     $506,414 various United States Government Agencies, valued at $525,301                                          515,000
                                                                                                                   ---------

TOTAL REPURCHASE AGREEMENTS (identified cost $998,549)                                                               998,549
                                                                                                                   ---------

TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS - 99.9% (cost $5,665,623)(b)                                           5,665,623

OTHER ASSETS AND LIABILITIES, NET - 0.1%                                                                               8,258
                                                                                                                   ---------

NET ASSETS - 100.0%                                                                                                5,673,881
                                                                                                                   =========

(a) Adjustable or floating rate security.
(b) The identified cost for federal income tax purposes is the same as shown above.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNT)     FEBRUARY 28, 2002 (UNAUDITED)

ASSETS
Investments at amortized cost which approximates market                                        $ 4,667,074
Repurchase agreements (identified cost $998,549)                                                   998,549
Interest receivable                                                                                 17,430
Prepaid expenses                                                                                        76
                                                                                               -----------

       Total assets                                                                              5,683,129

LIABILITIES
Payables:
  Dividends                                                                     $  8,077
  Accrued fees to affiliates                                                       1,046
  Other accrued expenses                                                             125
                                                                                --------
    Total liabilities                                                                                9,248
                                                                                               -----------

NET ASSETS                                                                                     $ 5,673,881
                                                                                               ===========

NET ASSETS CONSIST OF:
Accumulated net realized gain (loss)                                                           $       (10)
Shares of beneficial interest                                                                        5,674
Additional paid-in capital                                                                       5,668,217
                                                                                               -----------

NET ASSETS                                                                                     $ 5,673,881
                                                                                               ===========

NET ASSET VALUE, offering and redemption price per share:
  ($5,673,881,490 divided by 5,673,930,466 shares of $.001 par value
     shares of beneficial interest outstanding)                                                $      1.00
                                                                                               ===========

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS
Amounts in thousands      FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (UNAUDITED)

INVESTMENT INCOME
  Interest                                                                                     $    66,061

EXPENSES
  Advisory fees                                                                 $  3,896
  Administrative fees                                                                847
  Custodian fees                                                                     443
  Distribution fees                                                                  421
  Transfer agent fees                                                                 62
  Professional fees                                                                   25
  Registration fees                                                                   65
  Shareholder servicing fees                                                         705
  Trustees' fees                                                                      43
  Insurance fees                                                                     478
  Miscellaneous                                                                       39
                                                                                --------

Expenses before reductions                                                         7,024
Expense reductions                                                                (1,830)
                                                                                --------

    Expenses, net                                                                                    5,194
                                                                                               -----------

Net investment income                                                                               60,867
                                                                                               -----------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                          $    60,867
                                                                                               ===========

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                    FOR THE SIX
                                                                    MONTHS ENDED       FOR THE FISCAL
                                                                  FEBRUARY 28, 2002      YEAR ENDED
                                                                     (UNAUDITED)       AUGUST 31, 2001
                                                                  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income                                          $          60,867   $         221,612
   Net realized gain (loss)                                                      --                  20
                                                                  -----------------   -----------------

     Net increase (decrease) in net assets from operations                   60,867             221,632
                                                                  -----------------   -----------------

DISTRIBUTIONS
   From net investment income                                               (60,867)           (221,612)
                                                                  -----------------   -----------------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions          1,640,517              71,030
                                                                  -----------------   -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                               1,640,517              71,050

NET ASSETS
   Beginning of period                                                    4,033,364           3,962,314
                                                                  -----------------   -----------------

   End of period                                                  $       5,673,881   $       4,033,364
                                                                  =================   =================

See accompanying notes which are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                 FISCAL YEARS ENDED AUGUST 31,
                                                         --------------------------------------------------------------------------
                                            2002*            2001           2000            1999           1998            1997
                                         ------------    ------------   ------------    ------------   ------------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD     $     1.0000    $     1.0000   $     1.0000    $     1.0000   $     1.0000    $     1.0000
                                         ------------    ------------   ------------    ------------   ------------    ------------

INCOME FROM OPERATIONS
   Net investment income                        .0120           .0535          .0580           .0496          .0544           .0528
                                         ------------    ------------   ------------    ------------   ------------    ------------

DISTRIBUTIONS
  From net investment income                  (.0120)         (.0535)        (.0580)         (.0496)        (.0544)         (.0528)
                                         ------------    ------------   ------------    ------------   ------------    ------------

NET ASSET VALUE, END OF PERIOD           $     1.0000    $     1.0000   $     1.0000    $     1.0000   $     1.0000    $     1.0000
                                         ============    ============   ============    ============   ============    ============

TOTAL RETURN (%)(a)                              1.20            5.48           6.00            5.08           5.63            5.52

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in
     thousands)                             5,673,881       4,033,364      3,962,314       2,415,231      2,125,020       1,406,263

   Ratios to average net assets (%)(b):
     Operating expenses, net (c)                  .20             .20            .20             .20            .20             .20
     Operating expenses, gross (c)                .27             .25            .25             .26            .28             .28
     Net investment income                       2.34            5.26           5.93            4.96           5.48            5.40

*   For the six months ended February 28, 2002 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for periods less than one year are annualized.
(c) See Note 4 for current period amounts.

                                                  NOTES TO FINANCIAL STATEMENTS,

                                                   FEBRUARY 28, 2002 (UNAUDITED)

1. ORGANIZATION
   The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 25 investment portfolios which are in operation as of February 28, 2002. These financial statements report on one portfolio, the SSgA Prime Money Market Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. SIGNIFICANT ACCOUNTING POLICIES
   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION: The Fund utilizes the amortized cost valuation method in accordance with Rule 2a-7 of the 1940 Act, a method by which each portfolio instrument meeting certain materiality parameters and credit worthiness standards are initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed.

   SECURITIES TRANSACTIONS: Securities transactions are recorded on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from the securities transactions, if any, are recorded on the basis of identified cost.

   INVESTMENT INCOME: Interest income is recorded daily on the accrual basis.

   FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

   It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At August 31, 2001, the Fund had a net tax basis capital loss carryover of $60,852, which may be applied against any realized net taxable gains in each succeeding year or until its expiration date of August 31, 2009.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records dividends on net investment income daily and pays them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

   EXPENSES: Most expenses can be directly attributed to the Fund. Expenses of the Investment Company which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

   REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with certain qualified financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. SSgA Funds Management, Inc. (the "Adviser") will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

3. SECURITIES TRANSACTIONS
   INVESTMENT TRANSACTIONS: For the period ended February 28, 2002, purchases and maturities of investment securities, excluding US Government and Agency obligations and repurchase agreements, for the Fund aggregated to $40,502,758,577 and $39,237,389,942, respectively.

   For the period ended February 28, 2002, purchases and maturities of US Government and Agency obligations, excluding repurchase agreements, aggregated to $407,208,157 and $610,826,000, respectively.

4. RELATED PARTIES
   ADVISER: Effective May 1, 2001, the Investment Company entered into an investment advisory agreement with the Adviser. The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. Prior to May 1, 2001, the investment advisory agreement was with State Street Bank and Trust Company ("State Street"), through State Street Global Advisors, the investment management group of State Street. The Adviser, State Street and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .15%, of its average daily net assets. The Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of .20% of its average daily net assets on an annual basis. For the period ended February 28, 2002, the Adviser also voluntarily agreed to waive .05% of its .15% Advisory fee. The total amounts of the waiver and reimbursement for the period ended February 28, 2002, were $1,298,508 and $522,171, respectively. The Investment Company also has contracts with affiliates to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

   In addition, the Fund has entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $9,170 under these arrangements.

   ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all money market portfolios: $0 up to $15 billion - .0315%; over $15 billion - .029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. For administrative services provided in connection with the monthly portfolio fact sheets, the Investment Company pays $1,000 per year per fund for monthly fact sheets. In addition, the Fund reimburses the Administrator for out of pocket expenses and start-up costs for new Funds.

   DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor"), which is a wholly-owned subsidiary of the Administrator, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

   The Fund has Shareholder Service Agreements with State Street. For these services, the Fund pays a maximum of .025% to State Street, based upon the average daily value of all Fund shares held. For the period ended
   February 28,2002, the Fund was charged shareholder servicing expenses of $649,254 by State Street.

   The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28,2002.

   BOARD OF TRUSTEES: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds based upon their relative net assets.

   ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 2002 WERE AS FOLLOWS:

      Advisory fees                          $  448,493
      Administration fees                       203,573
      Custodian fees                             96,166
      Distribution fees                          73,103
      Shareholder servicing fees                206,707
      Transfer agent fees                        12,655
      Trustees' fees                              5,442
                                             ----------
                                             $1,046,139
                                             ==========

   BENEFICIAL INTEREST: As of February 28, 2002, one shareholder (who was also an affiliate of the Investment Company) was a record owner of approximately 75% of the total outstanding shares of the Fund.

5. FUND SHARE TRANSACTIONS (ON A CONSTANT DOLLAR BASIS):

                                                        (AMOUNTS IN THOUSANDS)
                                                         FOR THE PERIODS ENDED
                                                  -------------------------------------
                                                  FEBRUARY 28, 2002     AUGUST 31, 2001
                                                  -----------------     ---------------
   Proceeds from shares sold                      $      29,706,431     $    54,786,031
   Proceeds from reinvestment of distributions               57,652             193,485
   Payments for shares redeemed                         (28,123,566)        (54,908,486)
                                                  -----------------     ---------------
   Total net increase (decrease)                  $       1,640,517     $        71,030
                                                  =================     ===============

6. SUBSEQUENT EVENT
   Effective March 1, 2002, State Street Global Markets, LLC will serve as distributor for all Investment Company portfolio shares. Terms will remain substantially similar to the existing relationship with Russell Fund Distributors.

SSgA PRIME MONEY MARKET FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

TRUSTEES
  Lynn L. Anderson, Chairman
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

OFFICERS
  Lynn L. Anderson, President and CEO
  Mark E. Swanson, Treasurer and Principal Accounting Officer
  J. David Griswold, Vice President and Secretary
  Deedra S. Walkey, Assistant Secretary
  Ross E. Erickson, Assistant Treasurer
  Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
  SSgA Funds Management, Inc.
  One International Place, 27th Floor
  Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts 02171
  (800) 647-7327

DISTRIBUTOR
  State Street Global Markets, LLC
  One International Place, 27th Floor
  Boston, Massachusetts 02110
  (800) 997-7327

ADMINISTRATOR
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington 98402

LEGAL COUNSEL
  Goodwin Procter LLP
  Exchange Place
  Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP
  160 Federal Street
  Boston, Massachusetts 02110

[GRAPHIC]

[SSgA(R) FUNDS LOGO]

SEMIANNUAL REPORT

SMALL CAP FUND

FEBRUARY 28, 2002

                                  SSgA(R) FUNDS

                                 SMALL CAP FUND

                          Semiannual Report (Unaudited)
                                February 28, 2002

                                Table of Contents

                                                                           PAGE
    Financial Statements                                                     3

    Financial Highlights                                                     9

    Notes to Financial Statements                                           10

    Fund Management and Service Providers                                   16

"SSgA(R)" IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
SMALL CAP FUND

STATEMENT OF NET ASSETS
                                                   FEBRUARY 28, 2002 (UNAUDITED)

                                                              MARKET
                                              NUMBER          VALUE
                                                OF            (000)
                                              SHARES             $
                                             -------          ------
COMMON STOCKS - 90.3%
CONSUMER DISCRETIONARY - 23.6%
Alliance Gaming Corp. (a)                     83,400           2,697
Aztar Corp. (a)                               77,000           1,767
CACI International, Inc. Class A (a)          85,700           2,910
CBRL Group, Inc.                             111,700           3,428
Education Management Corp. (a)                53,300           2,110
Furniture Brands International, Inc. (a)      90,200           3,441
G & K Services, Inc. Class A                  32,400           1,145
GTECH Holdings Corp. (a)                      66,000           3,520
Harland (John H.) Co.                         57,600           1,545
Hollywood Entertainment Corp. (a)            264,600           3,757
Ikon Office Solutions, Inc.                  222,700           2,984
KB HOME                                       67,900           2,964
Kronos, Inc. (a)                              39,750           1,780
La-Z-Boy Inc.                                 88,300           2,375
Movie Gallery, Inc. (a)                      163,700           2,167
MPS Group, Inc. (a)                          212,000           1,397
NVR, Inc. (a)                                 14,500           4,238
Panera Bread Co. (a)                          56,600           2,923
Papa Johns International, Inc. (a)            82,700           2,143
Pep Boys - Manny, Moe & Jack                 238,400           3,342
Pier 1 Imports, Inc.                         138,900           2,774
RPM, Inc.                                    189,000           3,156
SkillSoft Corp. (a)                           22,000             476
Sonic Automotive, Inc. (a)                   130,500           3,430
Steris Corp. (a)                              51,800           1,063
Taubman Centers, Inc. (c)                    130,700           2,006
Topps Co., Inc. (a)                           93,200             894
United Stationers, Inc. (a)                   61,300           2,406
US Oncology, Inc. (a)                         66,000             535
Wolverine World Wide, Inc.                   116,300           1,800
                                                              ------
                                                              71,173
                                                              ------

CONSUMER STAPLES - 2.8%
Dole Food Co., Inc.                           89,700           2,649
Interstate Bakeries Corp.                     77,000           1,943
Nash Finch Co.                                30,000             859
Smithfield Foods, Inc. (a)                    78,500           1,939
United Natural Foods, Inc. (a)                50,000           1,186
                                                              ------
                                                               8,576
                                                              ------

ENERGY - 3.7%
Frontier Oil Corp.                           113,500           2,077
Northwestern Corp.                            49,700           1,096
Patina Oil & Gas Corp.                        76,900           2,092
PNM Resources, Inc.                           95,700           2,578
UniSource Energy Corp.                        97,100           1,723
Veritas DGC, Inc. (a)                        121,300           1,675
                                                              ------
                                                              11,241
                                                              ------

FINANCIALS - 15.4%
Annaly Mortgage Management, Inc.             119,800           1,953
Bank United Corp. - CPR (a)                   37,000               5
BankAtlantic Bancorp, Inc. Class A           170,600           1,950
Bedford Property Investors, Inc. (c)          46,100           1,114
Berkley (W.R.) Corp.                          40,500           2,207
Brown & Brown, Inc.                           19,800             692
Capital Automotive (c)                        64,000           1,374
Colonial BancGroup, Inc.                     175,100           2,499
Commercial Federal Corp.                     108,000           2,700
CORUS Bankshares, Inc.                        13,400             648
Downey Financial Corp.                        28,600           1,358
Federal Agricultural Mortgage Corp.
  Class C (a)                                 22,700             993
Financial Federal Corp. (a)                   47,800           1,412
First American Financial Corp.               111,200           2,201
FirstFed Financial Corp. (a)                  86,000           2,270
Flagstar Bancorp, Inc.                        58,800           1,388
Hilb, Rogal & Hamilton Co.                    35,300           1,255
Independence Community Bank Corp.             76,900           2,115
J.P. Realty, Inc. (c)                         58,200           1,412
LandAmerica Financial Group, Inc.             53,000           1,588
MAF Bancorp, Inc.                             35,700           1,142
Metris Companies, Inc.                        88,398           1,439
National Golf Properties, Inc.                40,700             240
Ocwen Financial Corp. (a)                    117,000             796
PFF Bancorp, Inc.                             17,400             505
Provident Bankshares Corp.                   111,734           2,699
PS Business Parks, Inc. (c)                   29,700             993
Republic Bancorp, Inc.                        72,230             896

                                        3

                                                              MARKET
                                              NUMBER          VALUE
                                                OF            (000)
                                              SHARES            $
                                             -------          ------
SL Green Realty Corp. (c)                     67,500           2,155
Sterling Bancshares, Inc.                    102,750           1,366
Thornburg Mortgage Asset Corp.                96,000           1,901
UICI (a)                                      76,500           1,075
                                                              ------
                                                              46,341
                                                              ------

HEALTH CARE - 12.0%
Biosite Diagnostics, Inc. (a)                 52,100           1,086
Cooper Companies, Inc.                        46,200           2,185
DaVita, Inc. (a)                             167,100           3,735
Digene Corp. (a)                              47,000           1,487
Edwards Lifesciences Corp. (a)               143,200           4,085
First Horizon Pharmaceutical Corp. (a)        44,300             919
Henry Schein, Inc. (a)                        78,100           3,359
IDEXX Laboratories, Inc. (a)                  65,400           1,706
Immunomedics, Inc. (a)                        83,200           1,382
Isis Pharmaceuticals (a)                      56,000             822
Medquist, Inc. (a)                             5,100             148
Mid Atlantic Medical Services, Inc. (a)      142,000           3,779
NBTY, Inc. (a)                               184,100           2,732
NDCHealth Corp.                               53,600           1,825
Noven Pharmaceuticals, Inc. (a)               62,800           1,313
Pharmaceutical Product
  Development, Inc. (a)                       86,500           2,695
PSS World Medical, Inc. (a)                  178,000           1,593
SICOR, Inc. (a)                               73,200           1,171
                                                              ------
                                                              36,022
                                                              ------

INDUSTRIALS - 13.9%
AGCO Corp. (a)                               185,500           4,166
Airborne, Inc.                               151,200           2,734
Apogee Enterprises, Inc.                      79,000             889
ArvinMeritor, Inc.                            86,700           2,444
Atlantic Coast Airlines, Inc. (a)            106,600           2,914
Ball Corp.                                    72,200           3,053
Briggs & Stratton Corp.                       74,800           3,527
Engineered Support Systems, Inc.              64,300           2,572
ESCO Technologies, Inc. (a)                   19,000             725
Fisher Scientific International, Inc. (a)     79,900           2,317
FLIR Systems, Inc. (a)                        53,000           2,890
General Cable Corp.                          183,000           2,159
Hughes Supply, Inc.                           52,200           1,653
Intermagnetics General Corp. (a)              35,600             834
Kirby Corp. (a)                               35,200           1,072
Mettler-Toledo International, Inc. (a)        54,000           2,616
Pioneer-Standard Electronics, Inc.            65,100             779
Ryland Group, Inc. (The)                      49,400           4,413
                                                              ------
                                                              41,757
                                                              ------

INFORMATION TECHNOLOGY - 12.1%
Actel Corp. (a)                               52,200             936
Activision, Inc. (a)                         105,300           3,007
Aeroflex, Inc. (a)                           178,200           1,755
ANSYS, Inc. (a)                               73,000           1,646
Arris Group, Inc. (a)                        149,000           1,264
AsiaInfo Holdings Inc. Co (a)                 79,400             881
Benchmark Electronics, Inc. (a)               78,800           2,080
Cognizant Technology Solutions Corp. (a)      72,200           2,560
DRS Technologies, Inc. (a)                    34,000           1,360
DuPont Photomasks, Inc. (a)                   23,100             993
Elantec Semiconductor, Inc. (a)               33,900           1,038
Electronics for Imaging, Inc. (a)            150,500           2,920
Entegris, Inc. (a)                           101,300           1,045
ESS Technology, Inc. (a)                      53,200           1,109
Esterline Corp. (a)                           57,800           1,150
FileNet Corp. (a)                             74,000           1,213
Hutchinson Technology, Inc. (a)               79,500           1,689
Integrated Circuit Systems, Inc. (a)          62,800           1,162
InterVoice, Inc. (a)                          98,000             494
Keithley Instruments, Inc.                    16,000             310
MetaSolv, Inc. (a)                           150,000             911
Overture Services, Inc. (a)                   15,600             472
Pericom Semiconductor Corp. (a)               58,200             669
Photronics, Inc. (a)                          33,100             956
Renaissance Learning, Inc. (a)                28,500             879
SERENA Software, Inc. (a)                    119,400           1,920
Websense, Inc. (a)                           100,100           2,243
                                                              ------
                                                              36,662
                                                              ------

                                        4

                                                               MARKET
                                              NUMBER            VALUE
                                                OF              (000)
                                              SHARES              $
                                             -------           -------
MATERIALS - 4.4%
Airgas, Inc. (a)                             173,000             3,045
CONSOL Energy, Inc.                           79,100             1,839
Mentor Graphics Corp. (a)                    122,600             2,662
NL Industries, Inc.                           23,600               349
Precision Castparts Corp.                     85,500             2,757
Scotts Co. (The) Class A (a)                  53,000             2,492
                                                               -------
                                                                13,144
                                                               -------

TELECOMMUNICATION SERVICES - 0.2%
Metro One Telecommunications, Inc. (a)        32,500               726
                                                               -------

UTILITIES - 2.2%
Commonwealth Telephone Enterprises, Inc. (a)  21,200               799
Dycom Industries, Inc. (a)                   148,600             2,251
El Paso Electric Co. (a)                     106,500             1,529
Northwest Natural Gas Co.                     34,200               901
UGI Corp.                                     39,500             1,142
                                                               -------
                                                                 6,622
                                                               -------

TOTAL COMMON STOCKS
(cost $248,882)                                                272,264
                                                               -------

                                          PRINCIPAL             MARKET
                                            AMOUNT              VALUE
                                            (000)               (000)
                                              $                   $
                                          ----------           -------
SHORT-TERM INVESTMENTS - 11.4%
AIM Short-Term Investment Prime
  Portfolio Class A                           15,934            15,934
Federated Investors Prime Cash
  Obligation Fund                             15,655            15,655
United States Treasury Bills (b)(d)
  1.630 due 03/14/02                             350               350
  1.650 due 03/14/02 (e)                       1,250             1,249
  1.680 due 03/14/02                           1,000               999
  1.690 due 03/14/02                             250               250
                                                               -------
TOTAL SHORT-TERM INVESTMENTS
(cost $34,437)                                                  34,437
                                                               -------

TOTAL INVESTMENTS - 101.7%
(identified cost $283,319)                                     306,701

OTHER ASSETS AND LIABILITIES,
NET - (1.7%)                                                    (5,219)
                                                               -------
                                                               301,482
NET ASSETS - 100.0%                                            =======

(a) Nonincome-producing security.
(b) At amortized cost, which approximates market.
(c) Real Estate Investment Trust (REIT).
(d) Rate noted is yield-to-maturity from date of acquisition.
(e) Pledged to cover initial margin requirements for open futures contracts purchased by the Fund.

                                                                 UNREALIZED
                                              NOTIONAL          APPRECIATION
                                               AMOUNT          (DEPRECIATION)
                                               (000)                (000)
FUTURES CONTRACTS                                $                    $
                                              --------         --------------
Russell 2000(R) Index expiration date 03/02     28,636                   (217)
                                                               --------------

Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased                                                    (217)
                                                               ==============

  See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNT)     FEBRUARY 28, 2002 (UNAUDITED)

ASSETS
Investments at market (including securities on loan of $32,493),
  (identified cost $283,319)                                                                             $        306,701
Receivables:
  Dividends                                                                                                           161
  Fund shares sold                                                                                                  2,037
Prepaid expenses                                                                                                       60
Short-term investments held as collateral for securities loaned, at market                                         33,903
                                                                                                         ----------------

    Total assets                                                                                                  342,862

LIABILITIES
Payables:
  Fund shares redeemed                                                          $       6,846
  Accrued fees to affiliates                                                              308
  Other accrued expenses                                                                   50
  Daily variation margin on futures contracts                                             273
Payable upon return of securities loaned, at market                                    33,903
                                                                                -------------

    Total liabilities                                                                                              41,380
                                                                                                         ----------------

NET ASSETS                                                                                               $        301,482
                                                                                                         ================

NET ASSETS CONSIST OF:
Undistributed net investment income                                                                      $             99
Accumulated net realized gain (loss)                                                                              (34,086)
Unrealized appreciation (depreciation) on:
  Investments                                                                                                      23,382
  Futures contracts                                                                                                  (217)
Shares of beneficial interest                                                                                          14
Additional paid-in capital                                                                                        312,290
                                                                                                         ----------------

NET ASSETS                                                                                               $        301,482
                                                                                                         ================

NET ASSET VALUE, offering and redemption price per share:
  ($301,481,764 divided by 14,437,775 shares of $.001 par value
    shares of beneficial interest outstanding)                                                           $          20.88
                                                                                                         ================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS
Amounts in thousands      FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (UNAUDITED)

INVESTMENT INCOME
   Dividends                                                                                             $         1,385
   Securities Lending Income                                                                                          64
   Interest                                                                                                           10
                                                                                                         ---------------

     Total investment income                                                                                       1,459

EXPENSES
   Advisory fees                                                                $            945
   Administrative fees                                                                        57
   Custodian fees                                                                             37
   Distribution fees                                                                          66
   Transfer agent fees                                                                        35
   Professional fees                                                                          12
   Registration fees                                                                          16
   Shareholder servicing fees                                                                175
   Trustees' fees                                                                              7
   Miscellaneous                                                                              12
                                                                                ----------------

   Expenses before reductions                                                              1,362
   Expense reductions                                                                         (1)
                                                                                ----------------

     Expenses, net                                                                                                 1,361
                                                                                                         ---------------

Net investment income (loss)                                                                                          98
                                                                                                         ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                                                                            (4,046)
   Futures contracts                                                                         384                  (3,662)
                                                                                ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                                            19,612
   Futures contracts                                                                        (217)                 19,395
                                                                                ----------------         ---------------

Net realized and unrealized gain (loss)                                                                           15,733
                                                                                                         ---------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                    $        15,831
                                                                                                         ===============

  See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                                  FOR THE SIX
                                                                                  MONTHS ENDED           FOR THE FISCAL
                                                                                FEBRUARY 28, 2002          YEAR ENDED
                                                                                  (UNAUDITED)            AUGUST 31, 2001
                                                                                -----------------        ---------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income (loss)                                                 $              98        $           324
   Net realized gain (loss)                                                                (3,662)               (12,392)
   Net change in unrealized appreciation (depreciation)                                    19,395                (33,293)
                                                                                -----------------        ---------------

      Net increase (decrease) in net assets from operations                                15,831                (45,361)
                                                                                -----------------        ---------------

DISTRIBUTIONS
   From net investment income                                                                (284)                   (39)
                                                                                -----------------        ---------------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions                           31,485                (59,929)
                                                                                -----------------        ---------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                                47,032               (105,329)

NET ASSETS
   Beginning of period                                                                    254,450                359,779
                                                                                -----------------        ---------------
   End of period (including undistributed net investment income of
     $99 and $285, respectively)                                                $         301,482        $       254,450
                                                                                =================        ===============

See accompanying notes which are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                       FISCAL YEARS ENDED AUGUST 31,
                                                           ---------------------------------------------------------
                                                2002*         2001        2000        1999        1998        1997
                                              ---------    ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD          $   19.60    $   22.69   $   17.75   $   15.96   $   22.11   $   17.44
                                              ---------    ---------   ---------   ---------   ---------   ---------

INCOME FROM OPERATIONS
   Net investment income (loss)(a)                  .01          .02        (.01)        .03         .02         .03
   Net realized and unrealized gain (loss)         1.29        (3.11)       4.96        1.78       (4.54)       5.87
                                              ---------    ---------   ---------   ---------   ---------   ---------

     Total income (loss) from operations           1.30        (3.09)       4.95        1.81       (4.52)       5.90
                                              ---------    ---------   ---------   ---------   ---------   ---------

DISTRIBUTIONS
   From net investment income                      (.02)          --        (.01)       (.02)       (.04)       (.01)
   From net realized gain                            --           --          --          --       (1.59)      (1.22)
                                              ---------    ---------   ---------   ---------   ---------   ---------

     Total distributions                           (.02)          --        (.01)       (.02)      (1.63)      (1.23)
                                              ---------    ---------   ---------   ---------   ---------   ---------

NET ASSET VALUE, END OF PERIOD                $   20.88    $   19.60   $   22.69   $   17.75   $   15.96   $   22.11
                                              =========    =========   =========   =========   =========   =========

TOTAL RETURN (%)(b)                                6.67       (13.61)      27.92       11.35      (22.32)      35.85

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)     301,482      254,450     359,779     352,013     344,630     149,808

   Ratios to average net assets (%)(c):
     Operating expenses, net (d)                   1.08         1.07        1.07        1.07        1.04        1.00
     Operating expenses, gross (d)                 1.08         1.07        1.07        1.07        1.04        1.09
     Net investment income                          .08          .12        (.05)        .17         .10         .18

   Portfolio turnover rate (%)                    51.80       157.27      156.41      110.82       86.13      143.79

 *  For the six months ended February 28, 2002 (Unaudited).
(a) For the periods subsequent to August 31, 1998, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) See Note 4 for current period amounts.

                                                   NOTES TO FINANCIAL STATEMENTS

                                                   FEBRUARY 28, 2002 (UNAUDITED)

1. ORGANIZATION
   The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 25 investment portfolios which are in operation as of February 28, 2002. These financial statements report on one portfolio, the SSgA Small Cap Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. SIGNIFICANT ACCOUNTING POLICIES
   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION: United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the basis of the last reported sales price. Futures contracts are valued on the basis of the last sale price. Investments in other mutual funds are valued at the net asset value per share.

   International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the last reported sales price. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

   Short-term instruments maturing within 60 days of the valuation date are valued at amortized cost.

   The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

   INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

   AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

   FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

   It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At August 31, 2001, the Fund had a net tax basis capital loss carryover of $3,668,749 which may be applied against any realized net taxable gains in each succeeding year or until its expiration date of August 31, 2007.

   The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 2002 are as follows:

                                                                      NET
                                                                  UNREALIZED
          FEDERAL TAX       UNREALIZED        UNREALIZED         APPRECIATION
             COST          APPRECIATION     (DEPRECIATION)      (DEPRECIATION)
        --------------    --------------   ----------------     --------------
        $  283,654,674     $  41,347,853   $    (18,301,096)    $   23,046,757

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid annually. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment transactions for a reporting year may differ significantly from distributions during such year. The differences between tax regulations and GAAP relate primarily to investments in futures and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

   EXPENSES: Most expenses can be directly attributed to the Fund. Expenses of the Investment Company which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

   DERIVATIVES: To the extent permitted by the investment objective, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Fund's use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment objective.

   The Fund typically uses derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Fund through the use of options and futures to earn "market-like" returns with the Fund's excess and liquidity reserve cash balances. Hedging is used by the Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   FUTURES: The Fund utilizes exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

3. SECURITIES TRANSACTIONS
   INVESTMENT TRANSACTIONS: For the period ended February 28, 2002, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $130,863,288 and $126,544,114, respectively.

   SECURITIES LENDING: The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 28, 2002, the value of outstanding securities on loan and the value of collateral amounted to $32,493,276 and $33,903,129, respectively.

4. RELATED PARTIES
   ADVISER: Effective May 1, 2001, the Investment Company entered into an investment advisory agreement with SSgA Funds Management, Inc. (the "Adviser"). The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. Prior to May 1, 2001, the investment advisory agreement was with State Street, through State Street Global Advisors, the investment management group of State Street. The Adviser, State Street and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser calculated daily and paid monthly, at an annual rate of .75% of its average daily net assets. The Investment Company also has contracts with affiliates to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

   In addition, the Fund has entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $1,361 under these arrangements.

   ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all U.S. Equity portfolios: $0 to $2 billion - .0315%; over $2 billion - .029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. For administrative services provided in connection with the monthly portfolio fact sheets, the Investment Company pays $1,000 per year per fund for monthly fact sheets. In addition, the Fund reimburses the Administrator for out of pocket expenses and start-up costs for new Funds.

   DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor"), which is a wholly-owned subsidiary of the Administrator, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

   The Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Capital Markets LLC ("Capital Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet")(collectively the "Agents"), as well as several unaffiliated services providers. For these services, the Fund pays .025% to State Street, and a maximum of .175% to each of the other named affiliated Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the period ended February 28, 2002, the Fund was charged shareholder servicing expenses of $30,929, $948 and $94,275 by State Street, Capital Markets and CitiStreet. The Funds did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during this period.

   The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2002.

   AFFILIATED BROKERAGE: The Fund placed a portion of its portfolio transactions with Capital Markets, an affiliated broker dealer of State Street. The commissions paid to Capital Markets were $5,135 for the period ended February 28, 2002.

   BOARD OF TRUSTEES: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds based upon their relative net assets.

   ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 2002 WERE AS FOLLOWS:

       Advisory fees                        $   169,047
       Administration fees                       12,292
       Custodian fees                            12,099
       Distribution fees                         15,413
       Shareholder servicing fees                56,985
       Transfer agent fees                       40,745
       Trustees' fees                             1,666
                                            -----------
                                            $   308,247
                                            ===========

   BENEFICIAL INTEREST: As of February 28, 2002, one shareholder was a record owner of approximately 51% of the total outstanding shares of the Fund.

5. FUND SHARE TRANSACTIONS (amounts in thousands)

                                                                     FOR THE PERIODS ENDED
                                                     ------------------------------------------------------
                                                        FEBRUARY 28, 2002              AUGUST 31, 2001
                                                     ------------------------    --------------------------
                                                      SHARES       DOLLARS       SHARES         DOLLARS
                                                     -------   --------------    -------     --------------
   Proceeds from shares sold                          10,872   $      218,799      9,198     $      190,246
   Proceeds from reinvestment of
      distributions                                       11              209          1                 29
   Payments for shares redeemed                       (9,426)        (187,523)   (12,078)          (250,204)
                                                     -------   --------------    -------     --------------

   Total net increase (decrease)                       1,457   $       31,485     (2,879)    $      (59,929)
                                                     =======   ==============    =======     ==============

6. INTERFUND LENDING PROGRAM
   The Fund and all other funds of the Investment Company received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. Miscellaneous expenses on the Statement of Operations include $1,254 of interest expense paid under the interfund lending program.

7. SUBSEQUENT EVENT
   Effective March 1, 2002, State Street Global Markets, LLC will serve as distributor for all Investment Company portfolio shares. Terms will remain substantially similar to the existing relationship with Russell Fund Distributors.

SSgA SMALL CAP FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President and CEO
   Mark E. Swanson, Treasurer and Principal Accounting Officer
   J. David Griswold, Vice President and Secretary
   Deedra S. Walkey, Assistant Secretary
   Ross E. Erickson, Assistant Treasurer
   Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
   SSgA Funds Management, Inc.
   One International Place, 27th Floor
   Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts 02171
   (800) 647-7327

DISTRIBUTOR
   State Street Global Markets, LLC
   One International Place, 27th Floor
   Boston, Massachusetts 02110
   (800) 997-7327

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington 98402

LEGAL COUNSEL
   Goodwin Procter LLP
   Exchange Place
   Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
   PricewaterhouseCoopers LLP
   160 Federal Street
   Boston, Massachusetts 02110

[GRAPHIC]

[SSgA(R) FUNDS LOGO]

SEMIANNUAL REPORT

US TREASURY MONEY MARKET FUND

FEBRUARY 28, 2002

                                  SSgA(R) FUNDS

                          US TREASURY MONEY MARKET FUND

                          Semiannual Report (Unaudited)
                                February 28, 2002

                                Table of Contents

                                                                  PAGE
  Financial Statements                                               3

  Financial Highlights                                               7

  Notes to Financial Statements                                      8

  Fund Management and Service Providers                             12

"SSgA(R)" IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE US GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
US TREASURY MONEY MARKET FUND

STATEMENT OF NET ASSETS
                                                   FEBRUARY 28, 2002 (UNAUDITED)

                                                                                      PRINCIPAL
                                                                                        AMOUNT              DATE        VALUE
                                                                                        (000)     RATE       OF         (000)
                                                                                          $         %     MATURITY        $
                                                                                       --------   -----  ---------   ---------
UNITED STATES TREASURY - 32.4%
United States Treasury Bills                                                            20,000    2.353  03/21/2002     19,975
United States Treasury Bills                                                            25,000    1.830  05/30/2002     24,886
United States Treasury Bills                                                            50,000    1.755  06/06/2002     49,764
United States Treasury Bills                                                            25,000    1.780  06/06/2002     24,880
United States Treasury Bills                                                            50,000    1.645  07/18/2002     49,682
United States Treasury Bills                                                            50,000    1.660  07/18/2002     49,680
United States Treasury Bills                                                            25,000    1.845  08/01/2002     24,804
United States Treasury Bills                                                           100,000    1.860  08/08/2002     99,173
United States Treasury Bills                                                            50,000    1.855  08/29/2002     49,533
                                                                                                                     ---------
TOTAL UNITED STATES TREASURY (amortized cost $392,377)                                                                 392,377
                                                                                                                     ---------
TOTAL INVESTMENTS - 32.4% (amortized cost $392,377)                                                                    392,377
                                                                                                                     ---------
REPURCHASE AGREEMENTS - 67.7%
Agreement with Bear Stearns of $235,000
   acquired on February 28, 2002 at 1.910% to be repurchased at $235,012 on
   March 1, 2002, collateralized by:
     $299,214 U.S. Treasury Obligations, valued at $239,980                                                            235,000
Agreement with Credit Suisse First Boston and J.P. Morgan Chase & Co.
   (Tri-Party) of $114,177 acquired on February 28, 2002 at 1.870% to be repurchased at $114,183 on March 1, 2002, collateralized by:
     $95,282 U.S. Treasury Obligations, valued at $116,463                                                             114,177
Agreement with Deutsche Bank of $235,000
   acquired on February 28, 2002 at 1.880% to be repurchased at $235,012 on
   March 1, 2002, collateralized by:
     $176,905 U.S. Treasury Obligations, valued at $239,690                                                            235,000
Agreement with UBS Warburg and J.P. Morgan Chase & Co. (Tri-Party) of $235,000
   acquired on February 28, 2002 at 1.880% to be repurchased at $235,012 on
   March 1, 2002, collateralized by:
     $229,045 U.S. Treasury Obligations, valued at $239,706                                                            235,000
                                                                                                                     ---------
TOTAL REPURCHASE AGREEMENTS (identified cost $819,177)                                                                 819,177
                                                                                                                     ---------
TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS - 100.1% (cost $1,211,554)(a)                                            1,211,554

OTHER ASSETS AND LIABILITIES, NET - (0.1%)                                                                             (1,452)
                                                                                                                     ---------
NET ASSETS - 100.0%                                                                                                  1,210,102
                                                                                                                     =========

(a) The identified cost for federal income tax purposes is the same as shown above.

  See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNT)     FEBRUARY 28, 2002 (UNAUDITED)

ASSETS
Investments at amortized cost which approximates market                                            $  392,377
Repurchase agreements (identified cost $819,177)                                                      819,177
Interest receivable                                                                                        43
Prepaid expenses                                                                                          119
                                                                                                   ----------
     Total assets                                                                                   1,211,716

LIABILITIES
Payables:
   Dividends                                                                    $    1,347
   Accrued fees to affiliates                                                          250
   Other accrued expenses                                                               17
                                                                                ----------
     Total liabilities                                                                                  1,614
                                                                                                   ----------
NET ASSETS                                                                                         $1,210,102
                                                                                                   ==========
NET ASSETS CONSIST OF:
Accumulated net realized gain (loss)                                                               $        3
Shares of beneficial interest                                                                           1,210
Additional paid-in capital                                                                          1,208,889
                                                                                                   ----------
NET ASSETS                                                                                         $1,210,102
                                                                                                   ==========
NET ASSET VALUE, offering and redemption price per share:
   ($1,210,101,627 divided by 1,210,109,666 shares of $.001 par value
     shares of beneficial interest outstanding)                                                    $     1.00
                                                                                                   ==========

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS
Amounts in thousands      FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (UNAUDITED)

INVESTMENT INCOME
   Interest                                                                                        $   14,454

EXPENSES
   Advisory fees                                                                $    1,582
   Administrative fees                                                                 183
   Custodian fees                                                                      156
   Distribution fees                                                                   147
   Transfer agent fees                                                                  24
   Professional fees                                                                    13
   Registration fees                                                                    15
   Shareholder servicing fees                                                          147
   Trustees' fees                                                                       14
   Miscellaneous                                                                        19
                                                                                ----------
   Expenses before reductions                                                        2,300
   Expense reductions                                                               (1,034)
                                                                                ----------
     Expenses, net                                                                                      1,266
                                                                                                   ----------
Net investment income                                                                                  13,188
                                                                                                   ----------
NET REALIZED GAIN (LOSS)
Net realized gain (loss) on investments                                                                    (3)
                                                                                                   ----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                              $   13,185
                                                                                                   ==========

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                               FOR THE SIX
                                                                               MONTHS ENDED      FOR THE FISCAL
                                                                            FEBRUARY 28, 2002      YEAR ENDED
                                                                               (UNAUDITED)      AUGUST 31, 2001
                                                                            -----------------   ---------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income                                                        $   13,188         $   64,954
   Net realized gain (loss)                                                             (3)                 6
                                                                                ----------         ----------
     Net increase (decrease) in net assets from operations                          13,185             64,960
                                                                                ----------         ----------
DISTRIBUTIONS
   From net investment income                                                      (13,188)           (64,954)
                                                                                ----------         ----------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions                  (634,959)           751,145
                                                                                ----------         ----------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                       (634,962)           751,151

NET ASSETS
   Beginning of period                                                           1,845,064          1,093,913
                                                                                ----------         ----------
   End of period                                                                $1,210,102         $1,845,064
                                                                                ==========         ==========

See accompanying notes which are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                             FISCAL YEARS ENDED AUGUST 31,
                                                               -------------------------------------------------------------
                                                      2002*       2001         2000         1999         1998         1997
                                                   ----------  ----------   ----------   ----------   ----------    --------
NET ASSET VALUE, BEGINNING OF PERIOD               $   1.0000  $   1.0000   $   1.0000   $   1.0000   $   1.0000    $ 1.0000
                                                   ----------  ----------   ----------   ----------   ----------    --------

INCOME FROM OPERATIONS
   Net investment income                                .0100       .0508        .0551        .0473        .0540       .0515
                                                   ----------  ----------   ----------   ----------   ----------    --------

DISTRIBUTIONS
   From net investment income                          (.0100)     (.0508)      (.0551)      (.0473)      (.0540)     (.0515)
                                                   ----------  ----------   ----------   ----------   ----------    --------
NET ASSET VALUE, END OF PERIOD                     $   1.0000  $   1.0000   $   1.0000   $   1.0000   $   1.0000    $ 1.0000
                                                   ==========  ==========   ==========   ==========   ==========    ========

TOTAL RETURN (%)(a)                                      1.00        5.20         5.65         4.84         5.53        5.36

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)         1,210,102   1,845,064    1,093,913    1,115,614    1,000,367     916,845

   Ratios to average net assets (%)(b):
     Operating expenses, net(c)                           .20         .20          .20          .20          .20         .20
     Operating expenses, gross(c)                         .36         .37          .38          .39          .39         .46
     Net investment income                               2.08        5.09         5.51         4.73         5.40        5.28

*    For the six months ended February 28, 2002 (Unaudited).
(a)  Periods less than one year are not annualized.
(b)  The ratios for periods less than one year are annualized.
(c)  See Note 4 for current period amounts.

                                                   NOTES TO FINANCIAL STATEMENTS

                                                   FEBRUARY 28, 2002 (UNAUDITED)

1.   ORGANIZATION
     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 25 investment portfolios which are in operation as of February 28, 2002. These financial statements report on one portfolio, the SSgA US Treasury Money Market Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES
     The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: The Fund utilizes the amortized cost valuation method in accordance with Rule 2a-7 of the 1940 Act, a method by which each portfolio instrument meeting certain materiality parameters and credit worthiness standards are initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from the securities transactions, if any, are recorded on the basis of identified cost.

     INVESTMENT INCOME: Interest income is recorded daily on the accrual basis.

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each funds' shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records dividends on net investment income daily and pays them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

     EXPENSES: Most expenses can be directly attributed to the Fund. Expenses of the Investment Company which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with certain qualified financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. SSgA Funds Management, Inc. (the "Adviser") will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

3.   SECURITIES TRANSACTIONS
     INVESTMENT TRANSACTIONS: For the period ended February 28, 2002, purchases, sales and maturities of US Government and Agency obligations, excluding repurchase agreements aggregated to $1,317,086,910, $179,199,781 and $1,175,000,000, respectively.

4.   RELATED PARTIES
     ADVISER: Effective May 1, 2001, the Investment Company entered into an investment advisory agreement with the Adviser. The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. Prior to May 1, 2001, the investment advisory agreement was with State Street Bank and Trust Company ("State Street"), through State Street Global Advisors, the investment management group of State Street. The Adviser, State Street and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .25% of its average daily net assets. The Adviser voluntarily agreed to waive .15% of its .25% Advisory fee. The Adviser also voluntarily agreed to reimburse the Fund for all expenses in excess of .20% of its average daily net assets on an annual basis. The total amounts of the waiver and reimbursement for the period ended February 28, 2002, were $949,183 and $2,300, respectively. As of February 28, 2002, the receivable due from the Adviser for reimbursed expenses in excess of the expense cap has been netted against the Advisory fee payable. The Investment Company also has contracts with affiliates to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

     In addition, the Fund has entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $82,558 under these arrangements.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all money market portfolios: $0 up to $15 billion - .0315%; over $15 billion - .029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. For administrative services provided in connection with the monthly portfolio fact sheets, the Investment Company pays $1,000 per year per fund for monthly fact sheets. In addition, the Fund reimburses the Administrator for out of pocket expenses and start-up costs for new Funds.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor"), which is a wholly-owned subsidiary of the Administrator, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has Shareholder Service Agreements with State Street. For these services, the Fund pays a maximum of .025% to State Street, based upon the average daily value of all Fund shares held. For the period ended
     February 28,2002, the Fund was charged shareholder servicing expenses of $158,197 by State Street.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28,2002.

     BOARD OF TRUSTEES: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds based upon their relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 2002 WERE AS FOLLOWS:

       Advisory fees                        $  123,201
       Administration fees                      16,480
       Custodian fees                           43,936
       Distribution fees                        47,250
       Shareholder servicing fees               10,307
       Transfer agent fees                       7,974
       Trustees' fees                            1,008
                                            ----------
                                            $  250,156
                                            ==========

     BENEFICIAL INTEREST: As of February 28, 2002, two shareholders (who were also affiliates of the Investment Company) were record owners of approximately 44% and 37%, respectively, of the total outstanding shares of the Fund.

5.   FUND SHARE TRANSACTIONS (ON A CONSTANT DOLLAR BASIS):

                                                        (AMOUNTS IN THOUSANDS)
                                                         FOR THE PERIODS ENDED
                                                ---------------------------------------
                                                FEBRUARY 28, 2002       AUGUST 31, 2001
                                                -----------------       ---------------
       Proceeds from shares sold                  $     4,905,878        $    9,397,870
       Proceeds from reinvestment of
          distributions                                     6,029                23,603
       Payments for shares redeemed                    (5,546,866)           (8,670,328)
                                                  ---------------        --------------
       Total net increase (decrease)              $      (634,959)       $      751,145
                                                  ===============        ==============

6.   SUBSEQUENT EVENT
     Effective March 1, 2002, State Street Global Markets, LLC will serve as distributor for all Investment Company portfolio shares. Terms will remain substantially similar to the existing relationship with Russell Fund Distributors.

SSgA US TREASURY MONEY MARKET FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

TRUSTEES
     Lynn L. Anderson, Chairman
     William L. Marshall
     Steven J. Mastrovich
     Patrick J. Riley
     Richard D. Shirk
     Bruce D. Taber
     Henry W. Todd

OFFICERS
     Lynn L. Anderson, President and CEO
     Mark E. Swanson, Treasurer and Principal Accounting Officer
     J. David Griswold, Vice President and Secretary
     Deedra S. Walkey, Assistant Secretary
     Ross E. Erickson, Assistant Treasurer
     Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
     SSgA Funds Management, Inc.
     One International Place, 27th Floor
     Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
     State Street Bank and Trust Company
     1776 Heritage Drive
     North Quincy, Massachusetts 02171
     (800) 647-7327

DISTRIBUTOR
     State Street Global Markets, LLC
     One International Place, 27th Floor
     Boston, Massachusetts 02110
     (800) 997-7327

ADMINISTRATOR
     Frank Russell Investment Management Company
     909 A Street
     Tacoma, Washington 98402

LEGAL COUNSEL
     Goodwin Procter LLP
     Exchange Place
     Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
     PricewaterhouseCoopers LLP
     160 Federal Street
     Boston, Massachusetts 02110

[GRAPHIC]

[SSgA(R) FUNDS LOGO]

SEMIANNUAL REPORT

YIELD PLUS FUND

FEBRUARY 28, 2002

                                  SSgA(R) FUNDS
                                 YIELD PLUS FUND

                          Semiannual Report (Unaudited)
                                February 28, 2002

                                Table of Contents

                                                                  PAGE
     Financial Statements.                                           3

     Financial Highlights                                            8

     Notes to Financial Statements                                   9

     Fund Management and Service Providers                          15

"SSgA(R)" IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
YIELD PLUS FUND

STATEMENT OF NET ASSETS
                                                   FEBRUARY 28, 2002 (UNAUDITED)

                                          PRINCIPAL        MARKET
                                           AMOUNT           VALUE
                                            (000)           (000)
                                              $               $
                                         -----------     -----------
LONG-TERM INVESTMENTS - 88.9%
ASSET-BACKED SECURITIES - 47.1%
American Express Credit Account
  Master Trust
  Series 2000-2 Class A
   2.012% due 09/15/07 (a)                     8,000           8,020
Capital Auto Receivables Asset Trust
  Series 2002-1 Class A3
   1.927% due 07/15/05 (a)                     6,000           6,002
Chase Credit Card Master Trust
  Series 2000-1 Class A
   2.017% due 06/15/07 (a)                     5,000           5,017
Citibank Credit Card Issuance Trust
  Series 2001-A2 Class A2
   2.020% due 02/07/08 (a)                     9,000           9,017
First USA Credit Card Master Trust
  Series 1997-7 Class A
   1.948% due 05/17/07 (a)                     4,500           4,503
Ford Credit Auto Owner Trust
  Series 2000-D Class A4
   7.130% due 07/15/04                         5,000           5,096
  Series 2000-F Class A1
   1.886% due 08/15/03 (a)                     5,000           5,007
Ford Credit Floorplan Master
  Owner Trust
  Series 2001-2 Class A
   1.000% due 07/15/08 (a)                    10,000          10,025
MBNA Master Credit Card Trust
  Series 1999-H Class A
   2.036% due 09/15/06                        10,000          10,028
MBNA Master Credit Card Trust II
  Series 2000-G Class A
   1.956% due 12/17/07 (a)                     2,000           2,004
National City Credit Card Master Trust
  Series 2002-1 Class A
   1.970% due 01/15/09 (a)                     5,000           5,010
Providian Master Trust
  Series 1997-2 Class A
   1.957% due 05/15/08 (a)                     5,000           5,007
  Series 2000-2 Class A
   2.017% due 04/15/09 (a)                     5,000           5,008
SLM Student Loan Trust
  Series 2001-1 Class A1L
   1.000% due 01/25/09 (a)                     5,194           5,192
SMS Student Loan Trust
  Series 1994-A Class A2
   2.230% due 07/25/11 (a)                     2,012           2,025
  Series 1998-A Class A1
   1.850% due 10/28/05 (a)                     3,380           3,380
Student Loan Marketing Association
  Series 1998-2 Class A1
   2.449% due 04/25/07 (a)                     3,578           3,581
Superior Wholesale Inventory
  Financing Trust
  Series 2000-A Class A
   1.956% due 04/15/07 (a)                    12,500          12,515
World Financial Network Credit Card
  Master Trust
  Series 2001-A Class A
   2.087% due 06/16/08 (a)                     5,000           4,986
                                                         -----------
                                                             111,423
                                                         -----------

CORPORATE BONDS AND NOTES - 31.4%
Bank of America Corp.
  Series H
   7.350% due 04/03/02                         3,000           3,013
Bank One NA Illinois
  Series BKNT
   1.920% due 04/28/03 (a)                     4,000           4,002
Boeing Capital Corp.
  Series X
   2.000% due 03/27/02 (a)                     6,000           6,000
General Electric Capital Corp.
  Series A
   6.520% due 10/08/02                         4,500           4,619
   1.850% due 05/28/03 (a)                     2,500           2,496
General Motors Acceptance Corp.
   5.800% due 03/12/03                         2,000           2,032
Household Finance Corp.
   6.125% due 07/15/02                         2,000           2,018
Main Place Funding, LLC
  Series 99-1
   2.030% due 05/28/02 (a)                     8,000           7,997

                                        3

                                          PRINCIPAL        MARKET
                                           AMOUNT           VALUE
                                            (000)           (000)
                                              $               $
                                         -----------     -----------
Merrill Lynch & Co., Inc.
  Series B
   1.980% due 01/27/03 (a)                     5,000           5,002
Morgan Stanley Dean Witter & Co.
   7.125% due 01/15/03                         4,000           4,163
  Series C
   2.055% due 04/07/03 (a)                     9,000           8,999
Salomon Smith Barney Holdings, Inc.
  Series 1
   1.935% due 01/28/04 (a)                     4,000           3,999
  Series H
   2.080% due 07/24/03 (a)                     7,000           7,012
US Bancorp
  Series L
   2.090% due 02/03/03 (a)                     2,000           2,002
Wells Fargo & Co.
  Series C
   1.978% due 03/31/03 (a)                    11,000          11,008
                                                         -----------
                                                              74,362
                                                         -----------
EURODOLLAR BONDS - 4.6%
Holmes Financing PLC
  Series 1 Class 1A
   1.966% due 07/15/05 (a)                     6,000           6,001
  Series 3 Class 2A
  1.986% due 01/15/07 (a)                      5,000           5,001
                                                         -----------
                                                              11,002
                                                         -----------
MORTGAGE-BACKED SECURITIES - 4.2%
Medallion Trust
  Series 2002-1G Class A1
   2.071% due 04/17/33 (a)                    10,000          10,000
                                                         -----------
YANKEE BONDS - 1.6%
Tyco International Group SA
   2.320% due 07/30/03 (a)                     4,000           3,521
                                                         -----------
TOTAL LONG-TERM INVESTMENTS
(cost $210,321)                                              210,308
                                                         -----------
SHORT-TERM INVESTMENTS - 9.5%
Federated Investors Prime Cash
   Obligation Fund                            11,547          11,547
Financial Square Prime
   Obligations Fund                           11,070          11,070
                                                         -----------
TOTAL SHORT-TERM INVESTMENTS
(identified cost $22,617)                                     22,617
                                                         -----------
TOTAL INVESTMENTS - 98.4%
(identified cost $232,938)                                   232,925
                                                         -----------
REPURCHASE AGREEMENTS - 1.7%
Agreement with UBS Warburg and
  J.P. Morgan Chase & Co.
  (Tri-Party) of $4,000 acquired on
  February 28, 2002 at 1.900% to be
  repurchased at $4,000 on
  March 1, 2002, collateralized by:
  $4,050 U.S. Government
  Agency Securities,
  valued at $4,082                                             4,000
                                                         -----------
TOTAL REPURCHASE AGREEMENTS
(identified cost $4,000)                                       4,000
                                                         -----------
TOTAL INVESTMENTS AND
REPURCHASE AGREEMENTS -
100.1% (cost $236,938)                                       236,925

OTHER ASSETS AND LIABILITIES,
NET - (0.1%)                                                    (248)
                                                         -----------
NET ASSETS - 100.0%                                          236,677
                                                         ===========

(a) Adjustable or floating rate security.

FOREIGN CURRENCY ABBREVIATIONS:
GBP - British pound

  See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNT)     FEBRUARY 28, 2002 (UNAUDITED)

ASSETS
Investments at market (identified cost $232,938)                                    $     232,925
Repurchase agreements (identified cost $4,000)                                              4,000
Receivables:
  Dividends and interest                                                                      697
  Fund shares sold                                                                          1,379
Prepaid expenses                                                                               30
                                                                                    -------------
    Total assets                                                                          239,031

LIABILITIES
Payables:
  Investments purchased                                             $       1,983
  Dividends                                                                   328
  Fund shares redeemed                                                          5
  Accrued fees to affiliates                                                   26
  Other accrued expenses                                                       12
                                                                    -------------
    Total liabilities                                                                       2,354
                                                                                    -------------
NET ASSETS                                                                          $     236,677
                                                                                    =============
NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income                        $         (51)
Accumulated net realized gain (loss)                                                       (5,127)
Unrealized appreciation (depreciation) on investments                                         (13)
Shares of beneficial interest                                                                  24
Additional paid-in capital                                                                241,844
                                                                                    -------------
NET ASSETS                                                                          $     236,677
                                                                                    =============
NET ASSET VALUE, offering and redemption price per share:
  ($236,676,954 divided by 23,808,365 shares of $.001 par value
     shares of beneficial interest outstanding)                                     $        9.94
                                                                                    =============

 See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS
Amounts in thousands      FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (UNAUDITED)

INVESTMENT INCOME
  Interest                                                                          $      3,579
  Dividends                                                                                  121
                                                                               ------------------
    Total investment income                                                                3,700

EXPENSES
  Advisory fees                                                     $        293
  Administrative fees                                                         52
  Custodian fees                                                              29
  Distribution fees                                                           81
  Transfer agent fees                                                         19
  Professional fees                                                           12
  Registration fees                                                           15
  Shareholder servicing fees                                                  56
  Trustees' fees                                                               7
  Miscellaneous                                                               18
                                                                    ------------
  Expenses before reductions                                                 582
  Expense reductions                                                          (1)
                                                                    ------------
    Expenses, net                                                                            581
                                                                                    ------------
Net investment income (loss)                                                               3,119
                                                                                    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments                                                       67
Net change in unrealized appreciation (depreciation) on investments                         (611)
                                                                                    ------------
Net realized and unrealized gain (loss)                                                     (544)
                                                                                    ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                               $      2,575
                                                                                    ============

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                       FOR THE SIX
                                                                       MONTHS ENDED       FOR THE FISCAL
                                                                     FEBRUARY 28, 2002     YEAR ENDED
                                                                       (UNAUDITED)       AUGUST 31, 2001
                                                                     -----------------   --------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income (loss)                                       $           3,119   $       14,030
  Net realized gain (loss)                                                          67              529
  Net change in unrealized appreciation (depreciation)                            (611)             865
                                                                     ----------------    --------------
    Net increase (decrease) in net assets from operations                        2,575           15,424
                                                                     ----------------    --------------
DISTRIBUTIONS
  From net investment income                                                    (3,119)         (14,030)
                                                                     ----------------    --------------
SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions                (22,867)        (235,682)
                                                                     ----------------    --------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                    (23,411)        (234,288)

NET ASSETS
  Beginning of period                                                          260,088          494,376
                                                                     ----------------    --------------
  End of period (including accumulated distributions in excess of
    net investment income of $51 and $51, respectively)              $         236,677   $      260,088
                                                                     =================   ==============

See accompanying notes which are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                             FISCAL YEARS ENDED AUGUST 31,
                                                                     -----------------------------------------------------
                                                           2002*         2001     2000        1999       1998       1997
                                                         ----------  ---------- ---------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD                     $     9.96  $     9.92 $    9.90   $   9.97   $  10.01   $  10.00
                                                         ----------  ---------- ---------   --------   --------   --------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)                               .13         .51       .59        .54        .57        .54
  Net realized and unrealized gain (loss)                      (.02)        .06       .01       (.07)      (.04)       .01
                                                         ----------  ---------- ---------   --------   --------   --------
     Total income (loss) from operations                        .11         .57       .60        .47        .53        .55
                                                         ----------  ---------- ---------   --------   --------   --------
DISTRIBUTIONS
  From net investment income                                   (.13)       (.53)     (.58)      (.54)      (.57)      (.54)
                                                         ----------  ---------- ---------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD                           $     9.94  $     9.96 $    9.92   $   9.90   $   9.97   $  10.01
                                                         ==========  ========== =========   ========   ========   ========
TOTAL RETURN (%)(b)                                            1.12        5.86      6.28       4.67       5.40       5.67

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)                  236,677     260,088   494,376    525,494    672,465    840,055

  Ratios to average net assets (%)(c):
    Operating expenses                                          .50         .48       .42        .41        .41        .38
    Net investment income                                      2.66        5.31      5.90       5.29       5.66       5.42

Portfolio turnover rate (%)                                   28.59       86.19    162.12     167.12     249.10      92.38

*    For the six months ended February 28, 2002 (Unaudited).
(a) For the periods subsequent to August 31, 1998, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

                                                   NOTES TO FINANCIAL STATEMENTS

                                                   FEBRUARY 28, 2002 (UNAUDITED)

1.   ORGANIZATION
     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 25 investment portfolios which are in operation as of February 28, 2002. These financial statements report on one portfolio, the SSgA Yield Plus Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES
     The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: United States fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on a basis of the last sales price. Investments in other mutual funds are valued at the net asset value per share.

     Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Fixed-income securities may be valued using prices provided by a pricing service when such prices are believed to reflect the market value of such securities.

     Money market instruments maturing within 60 days of the valuation date are valued at amortized cost.

     The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

     AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At August 31, 2001, the Fund had net tax basis capital loss carryovers of $1,086,432, $1,891,303, $80,342 and $2,135,735, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates of August 31, 2004, August 31, 2007, August 31, 2008 and August 31, 2009, respectively, whichever occurs first.

     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 2002 are as follows:

                                                                                  NET
                                                                               UNREALIZED
                   FEDERAL TAX         UNREALIZED        UNREALIZED           APPRECIATION
                       COST           APPRECIATION     (DEPRECIATION)        (DEPRECIATION)
                  -------------     ---------------    ---------------     -----------------
                  $ 232,938,278     $       506,273    $      (519,043)    $      (12,770)

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records dividends on net investment income daily and pays them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting year may differ significantly from distributions during such year. The differences between tax regulations and GAAP relate primarily to investments in certain fixed income securities purchased at a discount, futures, mortgage-backed securities, and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

     EXPENSES: Most expenses can be directly attributed to the Fund. Expenses of the Investment Company which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     FORWARD COMMITMENTS/MORTGAGE DOLLAR ROLLS: The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days)(i.e., a "forward commitment" or "delayed settlement" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The Fund may enter into mortgage dollar rolls (principally in TBA's) in which the Fund purchases a mortgage security and sells a similar mortgage security before settlement of the purchased mortgage security occurs. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund will be segregated on the Fund's records in a dollar amount sufficient to make payment for the portfolio securities to be purchased at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

     DERIVATIVES: To the extent permitted by the investment objective, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Fund's use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment objective.

     The Fund typically uses derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Fund through the use of options and futures to earn "market-like" returns with the Fund's excess and liquidity reserve cash balances. Hedging is used by the Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

     FUTURES: The Fund utilizes exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with certain qualified financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. SSgA Funds Management, Inc. (the "Adviser") will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

3.   SECURITIES TRANSACTIONS
     INVESTMENT TRANSACTIONS: For the period ended February 28, 2002, purchases and sales of investment securities, excluding US Government and Agency obligations, short-term investments, futures contracts, and repurchase agreements aggregated to $52,289,199 and $100,053,732, respectively.

     For the period ended February 28, 2002, purchases and sales of US Government and Agency obligations, excluding short-term investments and futures contracts, aggregated to $11,378,567 and $2,434,578, respectively.

     SECURITIES LENDING: The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

     Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as security lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February28,2002, there were no outstanding securities on loan and no income earned during the period.

4.   RELATED PARTIES
     ADVISER: Effective May 1, 2001, the Investment Company entered into an investment advisory agreement with SSgA Funds Management, Inc. (the "Adviser"). The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. Prior to May 1, 2001, the investment advisory agreement was with State Street, through State Street Global Advisors, the investment management group of State Street. The Adviser, State Street, and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .25% of its average daily net assets. The Investment Company also has contracts with affiliates to provide custody, shareholder servicing, and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

     In addition, the Fund has entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $505 under these arrangements.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all U.S. Fixed Income portfolios: $0 up to $1 billion - .0315%; over $1 billion - .029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. For administrative services provided in connection with the monthly portfolio fact sheets, the Investment Company pays $1,000 per year per fund for monthly fact sheets. In addition, the Fund reimburses the Administrator for out of pocket expenses and start-up costs for new Funds.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor"), which is a wholly-owned subsidiary of the Administrator, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Capital Markets LLC ("Capital Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet")(collectively the "Agents"), as well as several unaffiliated services providers. For these services, the Fund pays .025% to State Street, and a maximum of .175% to each of the other named affiliated Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the period ended February 28, 2002, the Fund was charged shareholder servicing expenses of $29,333, $1,639 and $47,730, by State Street, Capital Markets and CitiStreet, respectively. The Fund did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during this period.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2002.

     BOARD OF TRUSTEES: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds based upon their relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 2002 WERE AS FOLLOWS:

         Advisory fees                               $      5,073
         Administration fees                                4,784
         Custodian fees                                     4,297
         Distribution fees                                  2,650
         Shareholder servicing fees                         2,530
         Transfer agent fees                                5,245
         Trustees' fees                                     1,104
                                                     ------------
                                                     $     25,683
                                                     ============

     BENEFICIAL INTEREST: As of February 28, 2002, two shareholders (one of which was also an affiliate of the Investment Company) were record owners of approximately 24% and 22%, respectively, of the total outstanding shares of the Fund.

5.   FUND SHARE TRANSACTIONS (amounts in thousands)

                                                                           FOR THE PERIODS ENDED
                                                      ----------------------------------------------------------------
                                                          FEBRUARY 28, 2002                    AUGUST 31, 2001
                                                      ----------------------------------------------------------------
                                                        SHARES           DOLLARS         SHARES             DOLLARS
                                                      -----------      -------------    ----------       -------------
     Proceeds from shares sold                             13,322      $     132,723        37,988       $     377,641
     Proceeds from reinvestment of
         distributions                                        340              3,385         1,494              14,030
     Payments for shares redeemed                         (15,954)          (158,975)      (63,240)           (627,353)
                                                      -----------      -------------    ----------       -------------
     Total net increase (decrease)                         (2,292)     $     (22,867)      (23,758)      $    (235,682)
                                                      ===========      =============    ==========       =============

6.   INTERFUND LENDING PROGRAM
     The Fund and all other funds of the Investment Company received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Fund did not utilize the interfund lending program during this period.

7.   SUBSEQUENT EVENT
     Effective March 1, 2002, State Street Global Markets, LLC will serve as distributor for all Investment Company portfolio shares. Terms will remain substantially similar to the existing relationship with Russell Fund Distributors.

SSgA YIELD PLUS FUND
One International Place, 27th Floor Boston,
Massachusetts 02110
(800) 997-7327

TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President and CEO
   Mark E. Swanson, Treasurer and Principal Accounting Officer
   J. David Griswold, Vice President and Secretary
   Deedra S. Walkey, Assistant Secretary
   Ross E. Erickson, Assistant Treasurer
   Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
   SSgA Funds Management, Inc.
   One International Place, 27th Floor
   Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND
OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts 02171
   (800) 647-7327

DISTRIBUTOR
   State Street Global Markets, LLC
   One International Place, 27th Floor
   Boston, Massachusetts 02110
   (800) 997-7327

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington 98402

LEGAL COUNSEL
   Goodwin Procter LLP
   Exchange Place
   Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
   PricewaterhouseCoopers LLP
   160 Federal Street
   Boston, Massachusetts 02110

[GRAPHIC]

[SSgA(R) FUNDS LOGO]

SEMIANNUAL REPORT

BOND MARKET FUND

FEBRUARY 28, 2002

                                  SSgA(R) FUNDS

                                BOND MARKET FUND

                 Semiannual Report (Unaudited) February 28, 2002

                                Table of Contents

                                                                     PAGE
        Financial Statements                                            3

        Financial Highlights                                           14

        Notes to Financial Statements                                  15

        Fund Management and Service Providers                          22

"SSgA(R)" IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
BOND MARKET FUND

STATEMENT OF NET ASSETS

                                                   FEBRUARY 28, 2002 (UNAUDITED)

                                                        PRINCIPAL         MARKET
                                                          AMOUNT           VALUE
                                                          (000)            (000)
                                                            $                $
                                                        ---------         ------
LONG-TERM INVESTMENTS - 89.6%
ASSET-BACKED SECURITIES - 4.5%
ANRC Auto Owner Trust
   Series 2001-A Class A4
     4.320% due 06/16/08                                    2,500          2,522
Citibank Credit Card Master Trust I
   Series 1999-1 Class A
     5.500% due 02/15/06                                      650            669
DaimlerChrysler Auto Trust
   Series 2000-C Class A4
     6.850% due 11/06/05                                    2,000          2,102
EQCC Home Equity Loan Trust
   Series 1999-3 Class A3F
     7.067% due 11/25/24                                      560            586
Federal National Mortgage Association
   Series 2001-W2 Class AF3
     5.258% due 05/25/29                                      750            763
Ford Credit Auto Owner Trust
   Series 2001-E Class B
     4.480% due 06/15/06                                      500            497
Providian Master Trust
   Series 2000-1 Class A
     7.490% due 08/17/09                                    1,235          1,322
PSE&G Transition Funding, LLC
   Series 2001-1 Class A5
     6.450% due 03/15/13                                      485            506
Residential Asset Securities Corp.
   Series 2001-KS3 Class AI3
     5.180% due 07/25/27                                    1,500          1,522
   Series 2002-KS1 Class AI3
   4.988% due 02/25/27                                      1,000          1,005
Toyota Auto Receivables Owner Trust
   Series 2000-B Class A4
     6.800% due 04/15/07                                    1,380          1,446
                                                                          ------
                                                                          12,940
                                                                          ------
CORPORATE BONDS AND NOTES - 20.3%
Alabama Power Co.
   Series N
     4.875% due 09/01/04                                      125            126
Albertson's, Inc.
     7.450% due 08/01/29                                      200            211
Alliance Capital Management, LP
     5.625% due 08/15/06                                      250            253
Amerada Hess Corp.
     5.900% due 08/15/06                                      150            152
American Airlines, Inc.
     7.858% due 10/01/11                                      175            186
American Electric Power, Inc.
   Series A
     6.125% due 05/15/06                                      500            505
Anadarko Finance Co.
   Series B
     6.750% due 05/01/11                                      600            623
AOL Time Warner, Inc.
     7.625% due 04/15/31                                      580            599
AT&T Corp.
     6.500% due 11/15/06                                      475            474
AT&T Corp. - Liberty Media Corp.
     8.250% due 02/01/30                                      100             93
AT&T Wireless Services, Inc.
     8.750% due 03/01/31                                      600            656
Bank Of America Corp.
     7.125% due 09/15/06                                    1,055          1,144
     7.400% due 01/15/11                                      560            611
Bank One Corp.
     6.500% due 02/01/06                                      350            369
BellSouth Corp.
     6.000% due 10/15/11                                      400            405
British Telecommunications PLC
     8.625% due 12/15/30                                      225            267
Burlington Northern Santa Fe
     6.750% due 07/15/11                                      200            208
Chase Manhattan Corp.
     7.875% due 06/15/10                                    1,100          1,219
Chevron Phillips Chemical Co., LLC
     7.000% due 03/15/11                                      185            187
Chubb Corp.
     6.800% due 11/15/31                                      300            303

                                        3

                                                        PRINCIPAL         MARKET
                                                          AMOUNT           VALUE
                                                          (000)            (000)
                                                            $                $
                                                        ---------         ------
CIT Group, Inc.
     7.125% due 10/15/04                                      240            238
     6.500% due 02/07/06                                      200            195
Citigroup, Inc.
     6.750% due 12/01/05                                    1,400          1,496
     5.500% due 08/09/06                                    1,300          1,334
Coastal Corp.
     7.500% due 08/15/06                                      200            207
Coca-Cola Enterprises, Inc.
     5.750% due 11/01/08                                      250            251
Conagra Foods, Inc.
     6.750% due 09/15/11                                      225            235
Conoco Funding Co.
     6.350% due 10/15/11                                      500            517
Consolidated Natural Gas Co.
   Series C
     6.250% due 11/01/11                                      200            200
Continental Airlines, Inc.
     6.545% due 02/02/19                                      171            161
   Series 01-1
     6.703% due 06/15/21                                      171            162
Countrywide Home Loan
   Series J
     5.500% due 08/01/06                                      140            141
Credit Suisse First Boston USA, Inc.
     5.875% due 08/01/06                                      350            360
CSX Corp.
     6.750% due 03/15/11                                      150            156
DaimlerChrysler North America Holding Corp.
     6.400% due 05/15/06                                      830            842
Delhaize America, Inc.
     7.375% due 04/15/06                                      115            122
Delta Air Lines, Inc.
     7.111% due 09/18/11                                      175            177
Devon Financing Corp. ULC
     6.875% due 09/30/11                                      150            150
Diageo Capital PLC
     7.250% due 11/01/09                                      150            164
Dow Chemical Co.
     5.750% due 12/15/08                                      200            196
DTE Energy Co.
     6.450% due 06/01/06                                       85             88
Duke Energy Field
   Services, LLC
     5.750% due 11/15/06                                      200            198
Edison Mission Energy
     10.000% due 08/15/08                                     200            194
El Paso Energy Corp.
     8.050% due 10/15/30                                      200            202
EOP Operating, LP
     6.500% due 01/15/04                                      250            259
Equitable Life Assurance Society
     7.700% due 12/01/15                                      215            239
Exelon Generation Co., LLC
     6.950% due 06/15/11                                      200            208
Federated Department Stores, Inc.
     8.500% due 06/01/10                                      100            113
Financing Corp.
     9.400% due 02/08/18                                      500            670
First Union National Bank
     7.800% due 08/18/10                                      325            364
Firstar Bank NA
     7.125% due 12/01/09                                      410            436
FirstEnergy Corp.
     6.450% due 11/15/11                                      200            199
FleetBoston Financial Corp.
     7.250% due 09/15/05                                      100            108
Ford Motor Co.
     7.450% due 07/16/31                                      375            357
Ford Motor Credit Co.
     6.700% due 07/16/04                                    1,000          1,023
     7.600% due 08/01/05                                      500            516
     7.375% due 02/01/11                                    1,000          1,011
General Electric Capital Corp.
     7.500% due 06/05/03                                      800            843

                                        4

                                                        PRINCIPAL         MARKET
                                                          AMOUNT           VALUE
                                                          (000)            (000)
                                                            $                $
                                                        ---------         ------
General Motors Acceptance Corp.
     5.950% due 03/14/03                                    1,000          1,014
     6.380% due 01/30/04                                    1,000          1,026
     6.750% due 01/15/06                                    1,500          1,539
     8.000% due 11/01/31                                      300            316
Goldman Sachs Group, Inc.
     7.625% due 08/17/05                                      750            818
Goodyear Tire & Rubber Co.
     7.857% due 08/15/11                                      125            118
Hong Kong Land Finance
     7.000% due 05/03/11                                      250            253
Household Finance Corp.
     6.500% due 01/24/06                                      405            411
     8.000% due 07/15/10                                      250            273
     6.750% due 05/15/11                                      250            251
International Business Machines Corp.
     4.875% due 10/01/06                                      675            673
International Lease Finance Corp.
     5.750% due 10/15/06                                      500            488
International Paper Co.
     6.750% due 09/01/11                                      175            178
Kellogg Co.
   Series B
     6.000% due 04/01/06                                      175            181
Kemper Corp.
     6.875% due 09/15/03                                      345            362
Keyspan Corp.
     6.150% due 06/01/06                                      400            414
Kroger Co.
     6.800% due 04/01/11                                      325            342
Lehman Brothers Holdings, Inc.
     6.250% due 05/15/06                                      650            671
Lenfest Communications, Inc.
     8.375% due 11/01/05                                      210            228
Lockheed Martin Corp.
     7.650% due 05/01/16                                      260            292
Massachusetts Mutual Life
     7.625% due 11/15/23                                      875            923
MBNA Corp.
     6.250% due 01/17/07                                      125            123
Mellon Funding Corp.
     7.500% due 06/15/05                                      265            290
Merrill Lynch & Co., Inc.
   Series B
     6.800% due 11/03/03                                    1,100          1,159
MidAmerican Funding, LLC
     6.339% due 03/01/09                                      400            402
Morgan Stanley Dean Witter & Co.
     5.625% due 01/20/04                                    1,150          1,193
Motorola, Inc.
     8.000% due 11/01/11                                      125            123
National Rural Utilities
     5.250% due 07/15/04                                      310            312
News America, Inc.
     7.625% due 11/30/28                                      200            193
Nisource Finance Corp.
     7.500% due 11/15/03                                      350            358
Norfolk Southern Corp.
     8.375% due 05/15/05                                      125            138
     7.250% due 02/15/31                                       70             74
Northrop Grumman Corp.
     7.125% due 02/15/11                                      200            208
Northwest Airlines, Inc.
     8.072% due 10/01/19                                      393            415
Occidental Petroleum Corp.
     6.750% due 01/15/12                                      135            140
Ocean Energy, Inc.
     7.250% due 10/01/11                                      150            153
Pacific Mutual Life
   Series DTC
     7.900% due 12/30/23                                      700            720
Pemex Master Trust
     7.875% due 02/01/09                                      800            826
PNC Funding Corp.
     7.500% due 11/01/09                                      275            295

                                        5

                                                        PRINCIPAL         MARKET
                                                          AMOUNT           VALUE
                                                          (000)            (000)
                                                            $                $
                                                        ---------         ------
Powergen US Funding, LLC
     4.500% due 10/15/04                                       40             40
Procter & Gamble Co.
     6.600% due 12/15/04                                      200            213
Progress Energy, Inc.
     7.100% due 03/01/11                                      750            795
PSEG Power, LLC
     6.875% due 04/15/06                                      200            206
Qwest Capital Funding, Inc.
     5.875% due 08/03/04                                      450            420
     6.250% due 07/15/05                                      100             93
     7.900% due 08/15/10                                      150            140
     7.750% due 02/15/31                                      400            349
R&B Falcon Corp.
     9.500% due 12/15/08                                      300            351
Raytheon Co.
     8.300% due 03/01/10                                      265            297
Safeway, Inc.
     6.500% due 03/01/11                                      275            285
SBC Communications, Inc.
     5.750% due 05/02/06                                      650            671
Southern Co Capital Funding, Inc.
   Series A
     5.300% due 02/01/07                                      140            140
Sprint Capital Corp.
     7.125% due 01/30/06                                      600            578
Target Corp.
     7.000% due 07/15/31                                      300            319
Tele-Communications, Inc.
     7.250% due 08/01/05                                      500            514
Tosco Corp.
     8.125% due 02/15/30                                      600            715
Traded Custody Receipts
     7.000% due 09/15/11                                    1,995          2,114
Transocean Sedco Forex, Inc.
     7.500% due 04/15/31                                      350            353
TXU Corp.
     6.375% due 06/15/06                                      200            203
Unilever Capital Corp.
     7.125% due 11/01/10                                      125            137
Union Pacific Corp.
     6.125% due 01/15/12                                    1,000            997
Verizon Global Funding Corp.
     6.750% due 12/01/05                                      900            955
Viacom, Inc.
     7.750% due 06/01/05                                      250            268
Virginia Electric & Power Co.
   Series A
     5.375% due 02/01/07                                      165            165
Wachovia Corp.
     4.950% due 11/01/06                                      485            482
Wal-Mart Stores, Inc.
     6.875% due 08/10/09                                    1,250          1,359
Walt Disney Co.
     7.000% due 03/01/32                                      250            250
Washington Mutual, Inc.
     5.625% due 01/15/07                                      175            176
Wells Fargo & Co.
     6.625% due 07/15/04                                      500            531
Wells Fargo Bank NA
     6.450% due 02/01/11                                    1,065          1,105
Wells Fargo Financial, Inc.
     7.000% due 11/01/05                                      500            539
Weyerhaeuser Co.
     5.950% due 11/01/08                                      150            147
Williams Cos, Inc.
     7.875% due 09/01/21                                      175            157
WorldCom, Inc.
     8.000% due 05/15/06                                      800            805
     8.250% due 05/15/31                                      550            527
                                                                          ------
                                                                          58,212
                                                                          ------
EURODOLLAR BONDS - 3.9%
Bowater Canada Finance
     7.950% due 11/15/11                                       50             51
British Telecommunications PLC
     7.625% due 12/15/05                                      225            242

                                        6

                                                        PRINCIPAL         MARKET
                                                          AMOUNT           VALUE
                                                          (000)            (000)
                                                            $                $
                                                        ---------         ------
Chile, Republic of
     6.875% due 04/28/09                                      100            104
Citic Pacific Finance
     7.625% due 06/01/11                                      350            350
Deutsche Telekom International
   Finance BV
     8.000% due 06/15/05                                      150            159
Deutsche Telekom International
   Finance BV
   Step Up Bond
     8.000% due 06/15/30 (b)                                  300            332
France Telecom
   Step Up Bond
     7.200% due 03/01/06 (b)                                  225            232
     8.500% due 03/01/31 (b)                                  225            239
Grupo Televisa SA
     8.000% due 09/13/11                                      245            249
Italy, Republic of
     6.875% due 09/27/23                                      750            805
Koninklijke KPN NV
     7.500% due 10/01/05                                      150            155
Korea Development Bank
     7.125% due 04/22/04                                      400            423
Korea, Republic of
     8.750% due 04/15/03                                    1,000          1,063
Malaysia, Government of
     7.500% due 07/15/11                                      100            105
Ontario, Province of
     7.625% due 06/22/04                                      585            637
Petrobras International
   Finance Co. - PIFCO
     9.750% due 07/06/11                                      550            558
Quebec, Province of
     5.750% due 02/15/09                                    2,400          2,450
Telefonica Europe BV
     7.750% due 09/15/10                                      300            323
Telekomunikacja Polska SA
     7.125% due 12/10/03                                    1,000          1,040
     7.750% due 12/10/08                                      130            132
United Mexican States
     9.875% due 02/01/10                                      745            857
     8.375% due 01/14/11                                      410            438
     7.500% due 01/14/12                                      300            305
                                                                          ------
                                                                          11,249
                                                                          ------
MORTGAGE-BACKED SECURITIES - 43.8%
Capco America Securitization Corp.
   Series 1998-D7 Class A1A
     5.860% due 12/15/07                                    1,494          1,545
Commercial Mortgage Acceptance Corp.
   Series 1998-C2 Class A2
     6.030% due 09/15/30                                    2,500          2,563
Credit Suisse First Boston
   Mortgage Securities Corp.
   Series 2001-CKN5 Class A4
     5.435% due 09/15/34                                    2,000          1,940
DLJ Commercial Mortgage Corp.
   Series 1998-CF2 Class A1A
     5.880% due 11/12/31                                    1,721          1,771
Federal Home Loan Mortgage Corp.
     6.500% 30 Year TBA (a)                                17,500         17,779
     6.500% 30 Year TBA Gold (a)                            7,500          7,589
     5.500% due 2016                                        1,241          1,238
     8.500% due 2025                                           15             16
     6.000% due 2032                                        9,385          9,341
Federal Home Loan Mortgage
   Corp. Participation Certificate
     9.000% due 2004                                           12             13
     9.000% due 2005                                           77             82
     9.000% due 2010                                          152            163
     6.000% due 2011                                           40             41
     8.000% due 2011                                           19             21
     6.000% due 2016                                        2,053          2,085
     7.000% due 2028                                        2,011          2,075
     7.500% due 2028                                        3,614          3,780
     6.500% due 2029                                        2,007          2,043
     7.000% due 2029                                        1,363          1,406
     7.000% due 2031                                        9,154          9,437

                                        7

                                                        PRINCIPAL         MARKET
                                                          AMOUNT           VALUE
                                                          (000)            (000)
                                                            $                $
                                                        ---------        -------
Federal National Mortgage Association
     6.500% 30 Year TBA (a)                                 3,500          3,551
     6.000% due 2009                                           70             72
     6.000% due 2011                                           92             94
     5.500% due 2014                                          117            117
     6.500% due 2014                                        3,891          4,030
     7.500% due 2015                                          745            786
     6.000% due 2016                                        1,358          1,378
     6.500% due 2016                                        4,307          4,439
     8.000% due 2023                                            3              3
     8.500% due 2024                                            7              7
     7.500% due 2025                                           21             22
     9.000% due 2025                                        3,095          3,374
     9.000% due 2026                                           27             29
     7.000% due 2029                                           25             25
     7.500% due 2030                                        1,440          1,500
     7.500% due 2031                                        2,089          2,175
     8.000% due 2031                                        1,587          1,674
     8.500% due 2031                                        3,165          3,384
First Union National Bank
   Commercial Mortgage
   Interest Only Strip
   Series 2002-C1 Class IOII
     0.959% due 02/12/34                                   13,144            800
First Union NB-Bank of
   America Commercial
   Series 2001-C1 Class A2
     6.136% due 03/15/33                                    2,000          2,037
GE Capital Commercial Mortgage Corp.
   Series 2001-3 Class A2
     6.070% due 06/10/38                                    4,500          4,547
GMAC Commercial Mortgage
   Securities, Inc.
   Series 1998-C1 Class A1
     6.411% due 11/15/07                                    1,354          1,413
Government National
   Mortgage Association
     8.000% due 2008                                           52             56
     8.000% due 2012                                          485            516
     10.000% due 2013                                          11             13
     10.000% due 2014                                           2              2
     7.500% due 2022                                            6              6
     7.000% due 2023                                        1,156          1,202
     7.500% due 2023                                           14             15
     6.500% due 2024                                           22             23
     7.500% due 2024                                          445            470
     8.500% due 2025                                           82             88
     9.500% due 2025                                           15             16
     7.500% due 2027                                          237            250
     6.000% due 2028                                          300            300
     6.500% due 2028                                        1,101          1,123
     7.000% due 2028                                          285            295
     7.500% due 2028                                          542            571
     8.500% due 2028                                          942          1,009
     6.500% due 2029                                          390            398
     7.500% due 2029                                          401            421
     8.000% due 2029                                          480            509
     8.500% due 2029                                          419            448
     7.500% due 2030                                        1,133          1,186
     8.000% due 2030                                        1,048          1,109
     8.500% due 2030                                          617            660
     6.500% due 2031                                        5,378          5,474
     7.000% due 2031                                        3,909          4,038
LB-UBS Commercial Mortgage Trust
   Series 2000-C3 Class A2
     7.950% due 01/15/10                                    2,960          3,325
Nomura Asset Securities Corp.
   Series 1998-D6, Class A1B
     6.590% due 03/17/28                                      385            409
Salomon Brothers Mortgage
   Securities VII
   Series 2001-C1 Class A3
     6.428% due 12/18/35                                      600            618
Washington Mutual
   Series 2001-AR1 Class IIA2
     5.000% due 09/25/31 (b)                                1,000          1,006
                                                                         -------
                                                                         125,941
                                                                         -------

                                        8

                                                        PRINCIPAL         MARKET
                                                          AMOUNT           VALUE
                                                          (000)            (000)
                                                            $                $
                                                        ---------         ------
UNITED STATES GOVERNMENT
AGENCIES - 0.8%
Federal Home Loan Mortgage Corp.
     6.750% due 03/15/31                                    1,650          1,773
Federal National Mortgage Association
     6.560% due 11/26/07                                      400            411
                                                                         -------
                                                                           2,184
                                                                         -------
UNITED STATES GOVERNMENT
TREASURIES - 15.1%
United States Treasury Bond
     8.125% due 08/15/19                                    4,445          5,708
     8.125% due 08/15/21                                    4,640          6,025
     7.125% due 02/15/23                                    4,255          5,039
     6.750% due 08/15/26                                    1,100          1,263
     3.875% due 04/15/29                                    5,375          5,829
     5.375% due 02/15/31                                    4,715          4,686
United States Treasury Note
     3.000% due 01/31/04                                      400            400
     5.250% due 05/15/04                                      375            392
     3.500% due 11/15/06                                    9,970          9,678
     3.375% due 01/15/07                                    3,346          3,432
     4.875% due 02/15/12                                      830            831
                                                                         -------
                                                                          43,283
                                                                         -------

YANKEE BONDS - 1.2%
Abitibi-Consolidated, Inc.
     6.950% due 12/15/06                                      150            150
Banco Santiago SA
     7.000% due 07/18/07                                      200            203
Domtar, Inc.
     7.875% due 10/15/11                                      275            295
Kowloon-Canton Railway
     8.000% due 03/15/10                                      215            244
Petroleos Mexicanos
     6.500% due 02/01/05                                      250            255
Petroleum Geo-Services
     7.500% due 03/31/07                                      125            108

                                                         NOTIONAL         MARKET
                                                          AMOUNT          VALUE
                                                          (000)           (000)
                                                            $               $
                                                         --------        -------
Quebec, Province of
     7.500% due 09/15/29                                    1,000          1,147
TELUS Corp.
     8.000% due 06/01/11                                      150            160
Tyco International Group SA
     5.800% due 08/01/06                                      400            359
Vodafone Group PLC
     7.625% due 02/15/05                                      550            593
                                                                         -------
                                                                           3,514
                                                                         -------
TOTAL LONG-TERM INVESTMENTS
(cost $252,404)                                                          257,323
                                                                         -------
OPTIONS PURCHASED - 0.0%
Eurodollar Futures
   Jun 98.00 Call                                             750             36
                                                                         -------
TOTAL OPTIONS PURCHASED
(cost $33)                                                                    36
                                                                         -------


                                                        PRINCIPAL
                                                         AMOUNT
                                                          (000)
                                                            $
                                                          -------
SHORT-TERM INVESTMENTS - 22.0%
American AAdvantage Money
   Market Fund                                                556            556
Federated Investors Prime Cash
   Obligations Fund                                        11,354         11,354
Jupiter Securities Discount Note
   1.800% due 03/20/02                                      9,991          9,991
Old Line Funding Corp.
   Commercial Paper
   1.810% due 04/11/02                                      9,979          9,979
Preferred Receivables Funding
   Commercial Paper
   1.800% due 04/01/02                                     11,981         11,981

                                        9

                                                        PRINCIPAL         MARKET
                                                          AMOUNT           VALUE
                                                          (000)            (000)
                                                            $                $
                                                        ---------         ------
Quincy Capital Corp.
   Commercial Paper
   1.780% due 03/18/02                                      7,993          7,993
Thunder Bay Funding, Inc.
   Commercial Paper
   1.810% due 04/08/02                                      7,985          7,985
United States Treasury Bill
   1.650% due 03/28/02 (c)(d)(e)                            3,506          3,506
                                                                         -------

TOTAL SHORT-TERM INVESTMENTS
(cost $63,345)                                                            63,345
                                                                         -------

TOTAL INVESTMENTS - 111.6%
(identified cost $315,782)                                               320,704

OTHER ASSETS AND LIABILITIES, NET - (11.6%)                              (33,340)
                                                                         -------
NET ASSETS - 100.0%                                                      287,364
                                                                         =======

(a) Forward commitment.
(b) Adjustable or floating rate security.
(c) At amortized cost, which approximates market.
(d) Rated noted is yield-to-maturity from date of acquisition.
(e) Pledged to cover initial margin requirements for open futures contracts purchased by the Fund.

ABBREVIATIONS:
TBA - To Be Announced Security

                                                                     UNREALIZED
                                                         NOTIONAL   APPRECIATION
                                                          AMOUNT   (DEPRECIATION)
                                                          (000)        (000)
 FUTURES CONTRACTS                                          $            $
                                                         --------  -------------
 Eurodollar Futures
   expiration date 09/02                                    7,000            117
   expiration date 12/02                                   12,000            124
   expiration date 03/03                                   12,000            104
   expiration date 06/03                                   10,750             71
   expiration date 09/03                                   11,000             68
   expiration date 12/03                                    5,750             39
   expiration date 03/04                                    5,750             31
   expiration date 06/04                                    5,750             26
   expiration date 09/04                                    4,500             16
   expiration date 12/04                                    1,750              6
   expiration date 03/05                                    1,750              5
   expiration date 06/05                                    2,000              5
   expiration date 09/05                                    1,000              2
 U.S. Government Agency 10 Year
   expiration date 06/02                                      518             33
 U.S. Treasury Notes 10 Year
   expiration date 06/02                                    6,038            (35)
                                                                         -------
 Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased                                                       612
                                                                         =======


                                                         NOTIONAL         MARKET
                                                          AMOUNT           VALUE
                                                          (000)            (000)
 OPTIONS WRITTEN                                             $               $
                                                         --------        -------
Eurodollar Futures
   Jun 98.25 Call                                             750              8
                                                                         -------
Total Liability for Options Written
(premiums received $11)                                                        8
                                                                         =======

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNT)     FEBRUARY 28, 2002 (UNAUDITED)

ASSETS
Investments at market (identified cost $315,782)                          $  320,704
Receivables:
   Dividends and interest                                                      2,128
   Investments sold (regular settlement)                                      13,003
   Investments sold (delayed settlement)                                       9,194
   Fund shares sold                                                              201
   Daily variation margin on futures contracts                                     2
Prepaid expenses                                                                  25
                                                                          ----------
      Total assets                                                           345,257

LIABILITIES
Payables:
   Investments purchased (regular settlement)                   $19,437
   Investments purchased (delayed settlement)                    38,053
   Fund shares redeemed.                                            222
   Accrued fees to affiliates                                        98
   Other accrued expenses                                            26
   Daily variation margin on futures contracts                       49
   Options written, at market value (premiums received $11)           8
                                                                -------
      Total liabilities.                                                      57,893
                                                                          ----------
NET ASSETS                                                                $  287,364
                                                                          ==========
NET ASSETS CONSIST OF:
Undistributed net investment income                                       $    1,132
Accumulated net realized gain (loss)                                             262
Unrealized appreciation (depreciation) on:
   Investments                                                                 4,922
   Futures contracts                                                             612
   Options written                                                                 3
Shares of beneficial interest                                                     28
Additional paid-in capital                                                   280,405
                                                                          ----------
NET ASSETS                                                                $  287,364
                                                                          ==========
NET ASSET VALUE, offering and redemption price per share:
   ($287,364,310 divided by 28,261,085 shares of $.001
      par value shares of beneficial interest outstanding)                $    10.17
                                                                          ==========

  See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS
Amounts in thousands      FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (UNAUDITED)

INVESTMENT INCOME
   Interest                                                           $    7,514
   Dividends                                                                 232
                                                                      ----------
      Total investment income                                              7,746

EXPENSES
   Advisory fees                                             $  417
   Administrative fees                                           60
   Custodian fees                                                59
   Distribution fees                                             41
   Transfer agent fees                                           22
   Professional fees                                             11
   Registration fees                                             15
   Shareholder servicing fees                                    39
   Trustees' fees                                                 7
   Miscellaneous                                                  7
                                                             ------
      Total expenses                                                         678
                                                                      ----------
Net investment income (loss)                                               7,068
                                                                      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                                                1,876
   Futures contracts                                            579        2,455
                                                             ------
Net change in unrealized appreciation (depreciation) on:
   Investments                                               (1,692)
   Futures contracts                                            351
   Options written                                                3       (1,338)
                                                             ------   ----------
Net realized and unrealized gain (loss)                                    1,117
                                                                      ----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                 $    8,185
                                                                      ==========

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands


                                                                         FOR THE SIX
                                                                         MONTHS ENDED      FOR THE FISCAL
                                                                      FEBRUARY 28, 2002       YEAR ENDED
                                                                         (UNAUDITED)       AUGUST 31, 2001
                                                                      -----------------    ---------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income (loss)                                           $     7,068       $   16,997
                                                                          -----------       -----------
   Net realized gain (loss)                                                     2,455            10,210
   Net change in unrealized appreciation (depreciation)                        (1,338)            5,912
                                                                          -----------       -----------
      Net increase (decrease) in net assets from operations                     8,185            33,119
                                                                          -----------       -----------
DISTRIBUTIONS
   From net investment income                                                  (7,866)          (19,860)
                                                                          -----------       -----------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions                 (296)          (51,545)
                                                                          -----------       -----------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                        23           (38,286)

NET ASSETS
   Beginning of period                                                        287,341           325,627
                                                                          -----------       -----------
   End of period (including undistributed net investment income of
      $1,132 and $1,930, respectively)                                    $   287,364       $   287,341
                                                                          ===========       ===========

  See accompanying notes which are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                      FISCAL YEARS ENDED AUGUST 31,
                                                                 -------------------------------------------------
                                                        2002*      2001      2000      1999      1998       1997
                                                      --------   --------   -------   -------   -------   --------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  10.16   $   9.70   $  9.63   $ 10.35   $  9.97   $   9.63
                                                      --------   --------   -------   -------   -------   --------
INCOME FROM OPERATIONS
   Net investment income (loss)(a)                         .25        .57       .58       .54       .55        .53
   Net realized and unrealized gain (loss)                 .04        .54       .06      (.52)      .40        .35
                                                      --------   --------   -------   -------   -------   --------
      Total income (loss) from operations                  .29       1.11       .64       .02       .95        .88
                                                      --------   --------   -------   -------   -------   --------
DISTRIBUTIONS
   From net investment income                             (.28)      (.65)     (.57)     (.54)     (.54)      (.54)
   From net realized gain                                   --         --        --      (.20)     (.03)        --
                                                      --------   --------   -------   -------   -------   --------
      Total distributions                                 (.28)      (.65)     (.57)     (.74)     (.57)      (.54)

NET ASSET VALUE, END OF PERIOD                        $  10.17   $  10.16   $  9.70   $  9.63   $ 10.35   $   9.97
                                                      ========   ========   =======   =======   =======   ========

TOTAL RETURN (%)(b)                                       2.96      11.87      6.92        07      9.86       9.47

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)            287,364    287,341   325,627   269,284   190,151     87,670

   Ratios to average net assets (%)(c):
      Operating expenses, net (d)                          .49        .46       .48       .50       .48        .50
      Operating expenses, gross (d)                        .49        .46       .48       .50       .52        .74
      Net investment income                               5.09       5.75      6.09      5.50      5.74       6.05

   Portfolio turnover rate (%)                          289.50     388.98    248.34    327.83    300.77     375.72

*   For the six months ended February 28, 2002 (Unaudited).
(a) For the periods subsequent to August 31, 1998, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) See Note 4 for current period amounts.

                                                   NOTES TO FINANCIAL STATEMENTS

                                                   FEBRUARY 28, 2002 (UNAUDITED)

1. ORGANIZATION
   The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 25 investment portfolios which are in operation as of February 28, 2002. These financial statements report on one portfolio, the SSgA Bond Market Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. SIGNIFICANT ACCOUNTING POLICIES
   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION: United States fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Investments in other mutual funds are valued at the net asset value per share.

   Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Fixed-income securities may be valued using prices provided by a pricing service when such prices are believed to reflect the market value of such securities.

   Money market instruments maturing within 60 days of the valuation date are valued at amortized cost.

   The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

   INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

   AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

   FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

   It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At August 31, 2001, the Fund had a net tax basis capital loss carryover of $1,805,438, which may be applied against any realized net taxable gains in each succeeding year or until its expiration date of August 31, 2008.

   The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 2002 are as follows:

                                                                 NET
                                                              UNREALIZED
         FEDERAL TAX      UNREALIZED       UNREALIZED        APPRECIATION
             COST        APPRECIATION    (DEPRECIATION)     (DEPRECIATION)
        -------------   --------------   --------------     --------------
        $ 315,908,532   $    5,354,241   $     (558,587)    $    4,795,654

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment transactions for a reporting year may differ significantly from distributions during such year. The differences between tax regulations and GAAP relate primarily to investment in certain fixed income securities purchased at a discount, mortgage-backed securities and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

   EXPENSES: Most expenses can be directly attributed to the Fund. Expenses of the Investment Company which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

   FORWARD COMMITMENTS/MORTGAGE DOLLAR ROLLS: The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days)(i.e., a "forward commitment" or "delayed settlement" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. For example, the Fund may enter into mortgage dollar rolls (principally in TBA's) in which the Fund purchases a mortgage security and sells a similar mortgage security before settlement of the purchased mortgage security occurs. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund will be segregated on the Fund's records in a dollar amount sufficient to make payment for the portfolio securities to be purchased at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

   DERIVATIVES: To the extent permitted by the investment objective, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Fund's use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment objective.

   The Fund typically uses derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Fund through the use of options and futures to earn "market-like" returns with the Fund's excess and liquidity reserve cash balances. Hedging is used by the Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   FUTURES: The Fund utilizes exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

   OPTIONS: The Fund may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. This Fund may also purchase and sell call and put options on foreign currencies.

   When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Fund's use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund's exposure to off balance sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

3. SECURITIES TRANSACTIONS
   INVESTMENT TRANSACTIONS: For the period ended February 28, 2002, purchases and sales of investment securities, excluding US Government and Agency obligations and short-term investments, aggregated to $168,402,028 and $144,749,911, respectively.

   For the period ended February 28, 2002, purchases, sales, and maturities of US Government and Agency obligations, excluding short-term investments, aggregated to $600,076,672, and $587,613,632, respectively.

   SECURITIES LENDING: The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 28,2002, there were no outstanding securities on loan and no income earned during the period.

4. RELATED PARTIES
   ADVISER: Effective May 1, 2001, the Investment Company entered into an investment advisory agreement with SSgA Funds Management, Inc. (the "Adviser"). The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. Prior to May 1, 2001, the investment advisory agreement was with State Street, through State Street Global Advisors, the investment management group of State Street. The Adviser, State Street and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .30% of its average daily net assets. The Adviser has agreed to reimburse the Fund for all expenses in excess of .50% of average daily net assets on an annual basis. The Investment Company also has contracts with affiliates to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

   In addition, the Fund has entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $145 under these arrangements.

   ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all U.S. Fixed Income portfolios: $0 up to $1 billion - .0315%; over $1 billion - .029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. For administrative services provided in connection with the monthly portfolio fact sheets, the Investment Company pays $1,000 per year per fund for monthly fact sheets. In addition, the Fund reimburses the Administrator for out of pocket expenses and start-up costs for new Funds.

   DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor"), which is a wholly-owned subsidiary of the Administrator, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

   The Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Capital Markets LLC ("Capital Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, the Fund pays .025% to State Street, and a maximum of .175% to each of the other named affiliated Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the period ended February 28, 2002, the Fund was charged shareholder servicing expenses of $30,719, $985 and $6,279 by State Street, Capital Markets and CitiStreet. The Funds did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during this period.

   The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28,2002.

   BOARD OF TRUSTEES: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds based upon their relative net assets.

   ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 2002 WERE AS FOLLOWS:

      Advisory fees                        $        65,381
      Administration fees                            9,445
      Custodian fees                                 5,373
      Distribution fees                              2,915
      Shareholder servicing fees                     3,013
      Transfer agent fees                           10,622
      Trustees' fees                                 1,706
                                           ---------------
                                           $        98,455
                                           ===============

5. FUND SHARE TRANSACTIONS (amounts in thousands)

                                                                     FOR THE PERIODS ENDED
                                                    ----------------------------------------------------------
                                                          FEBRUARY 28, 2002              AUGUST 31, 2001
                                                    ----------------------------  ----------------------------
                                                       SHARES          DOLLARS       SHARES         DOLLARS
                                                    -------------   ------------  -------------   ------------
Proceeds from shares sold                                   6,784   $     68,649          9,541   $     94,152
Proceeds from reinvestment of distributions                   344          3,458            810          7,895
Payments for shares redeemed                               (7,157)       (72,403)       (15,644)      (153,592)
                                                    -------------   ------------  -------------   ------------
Total net increase (decrease)                                 (29)  $       (296)        (5,293)  $    (51,545)
                                                    =============   ============  =============   ============

 6.INTERFUND LENDING PROGRAM
   The Fund and all other funds of the Investment Company received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Fund did not utilize the interfund lending program during this period.

 7.DIVIDENDS
   On March 1, 2002, the Board of Trustees declared a dividend of $.1033 from net investment income, payable on March 7, 2002 to shareholders of record on March 4, 2002.

 8.SUBSEQUENT EVENT
   Effective March 1, 2002, State Street Global Markets, LLC will serve as distributor for all Investment Company portfolio shares. Terms will remain substantially similar to the existing relationship with Russell Fund Distributors.

SSgA BOND MARKET FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President and CEO
   Mark E. Swanson, Treasurer and Principal
      Accounting Officer
   J. David Griswold, Vice President and Secretary
   Deedra S. Walkey, Assistant Secretary
   Ross E. Erickson, Assistant Treasurer
   Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
   SSgA Funds Management, Inc.
   One International Place, 27th Floor
   Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND
OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts 02171
   (800) 647-7327

DISTRIBUTOR
   State Street Global Markets, LLC
   One International Place, 27th Floor
   Boston, Massachusetts 02110
   (800) 997-7327

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington 98402

LEGAL COUNSEL
   Goodwin Procter LLP
   Exchange Place
   Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
   PricewaterhouseCoopers LLP
   160 Federal Street
   Boston, Massachusetts 02110

[GRAPHIC]

[SSgA FUNDS LOGO]

SEMIANNUAL REPORT

S&P 500 INDEX FUND

FEBRUARY 28, 2002

                                  SSgA(R) FUNDS

                               S&P 500 INDEX FUND

                          Semiannual Report (Unaudited)
                                February 28, 2002

                                Table of Contents

                                                                     PAGE
Financial Statements                                                   3

Financial Highlights                                                   6

Notes to Financial Statements                                          7

Fund Management and Service Providers                                 11

Financial Statements of the Portfolio                                 13

"SSgA(R)" IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSGA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS RUSSELL FUND DISTRIBUTORS, INC, IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
S&P 500 INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNT)     FEBRUARY 28, 2002 (UNAUDITED)

ASSETS
Investments in State Street Equity 500 Index Portfolio, at value                        $    2,048,016
Receivable for Fund shares sold                                                                  2,375
Prepaid expenses                                                                                    97
                                                                                        --------------

     Total assets                                                                            2,050,488

LIABILITIES
Payables:
  Fund shares redeemed                                                  $   12,189
  Accrued fees to affiliates                                                   826
  Other accrued expenses                                                        33
                                                                        -----------

     Total liabilities                                                                          13,048
                                                                                        --------------
NET ASSETS                                                                              $    2,037,440
                                                                                        ==============
NET ASSETS CONSIST OF:
Undistributed net investment income                                                     $        2,574
Accumulated net realized gain (loss) allocated from Portfolio                                ( 132,482)
Unrealized appreciation (depreciation) allocated from Portfolio:
  Investments                                                                                  113,678
  Futures contracts                                                                               (485)
Shares of beneficial interest                                                                      111
Additional paid-in capital                                                                   2,054,044
                                                                                        --------------
NET ASSETS                                                                              $    2,037,440
                                                                                        ==============

NET ASSET VALUE, offering and redemption price per share:
  ($2,037,439,701 divided by 111,420,409 shares of $ 001 par value
    shares of beneficial interest outstanding)                                          $        18.29
                                                                                        ==============

  See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS
Amounts in thousands      FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (UNAUDITED)

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
  Dividends                                                                     $ 14,797
  Interest                                                                           801
  Expenses                                                                          (479)
                                                                                ---------
    Total investment income allocated from Portfolio                              15,119

FUND LEVEL EXPENSES
  Administrative fees                                            $    207
  Fund accounting fees                                                  9
  Distribution fees                                                   372
  Transfer agent fees                                                 103
  Professional fees                                                    15
  Registration fees                                                    15
  Shareholder servicing fees                                          453
  Trustees' fees                                                       20
  Miscellaneous                                                        31
                                                                 --------

    Total Fund level expenses                                                      1,225
                                                                                ---------
Net investment income (loss)                                                      13,894
                                                                                ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM PORTFOLIO
Net realized gain (loss) on:
  Investment transactions                                        (42,803)
  Futures transactions                                            (6,440)        (49,243)
                                                                 --------
Net change in unrealized appreciation (depreciation) on:
  Investments                                                    (17,737)
  Futures contracts                                                5,113         (12,624)
                                                                 --------       ---------
Net realized and unrealized gain (loss)                                          (61,867)
                                                                                ---------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                           $(47,973)
                                                                                =========

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands


                                                                           FOR THE SIX
                                                                           MONTHS ENDED         FOR THE FISCAL
                                                                        FEBRUARY 28, 2002         YEAR ENDED
                                                                           (UNAUDITED)          AUGUST 31, 2001
                                                                       ------------------      -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income (loss)                                           $    13,894           $    29,161
  Net realized gain (loss)                                                   (49,243)              (57,242)
  Net change in unrealized appreciation (depreciation)                       (12,624)             (720,681)
                                                                         -----------           -----------
    Net increase (decrease) in net assets from operations                    (47,973)             (748,762)
                                                                         -----------           -----------

DISTRIBUTIONS
  From net investment income                                                 (18,080)              (29,710)
  From net realized gain                                                          --              (134,178)
                                                                         -----------           -----------

    Net decrease in net assets from distributions                            (18,080)             (163,888)
                                                                         -----------           -----------

SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions             (216,747)              127,723
                                                                         -----------           -----------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                 (282,800)             (784,927)

NET ASSETS
  Beginning of period                                                      2,320,240             3,105,167
                                                                         -----------           -----------
  End of period (including undistributed net investment income of
    $2,574 and $6,760, respectively)                                     $ 2,037,440           $ 2,320,240
                                                                         ===========           ===========

  See accompanying notes which are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                FISCAL YEARS ENDED AUGUST 31,
                                                                 -------------------------------------------------------------------
                                                       2002*         2001          2000         1999         1998           1997
                                                    -----------  -----------   -----------  -----------  -----------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD                $     18.77  $     26.41   $     23.74  $     19.42  $     18.96   $      14.41
                                                    -----------  -----------   -----------  -----------  -----------   ------------
INCOME FROM OPERATIONS
    Net investment income (loss)(a)                         .12          .24           .27          .29          .31            .32
    Net realized and unrealized gain (loss)                (.45)       (6.46)         3.40         6.74         1.18           5.22
                                                    -----------  -----------   -----------  -----------  -----------   ------------

       Total income from operations                        (.33)       (6.22)         3.67         7.03         1.49           5.54
                                                    -----------  -----------   -----------  -----------  -----------   ------------

DISTRIBUTIONS
    From net investment income                             (.15)        (.25)         (.28)        (.29)        (.32)          (.32)
    From net realized gain                                   --        (1.17)         (.72)       (2.42)        (.71)          (.67)
                                                    -----------  -----------   -----------  -----------  -----------   ------------

       Total distributions                                 (.15)       (1.42)        (1.00)       (2.71)       (1.03)         (.99)

NET ASSET VALUE, END OF PERIOD                      $     18.29  $     18.77   $     26.41  $     23.74  $     19.42   $      18.96
                                                    ===========  ===========   ===========  ===========  ===========   ============

TOTAL RETURN (%)(B)                                       (1.77)      (24.48)        16.26        39.52         7.91          40.30

RATIOS/SUPPLEMENTAL DATA:
    Net Assets, end of period (in thousands)          2,037,440    2,320,240     3,105,167    2,673,963    1,615,913      1,299,571

    Ratios to average net assets (%)(c):
       Operating expenses, net (d)                          .16          .17           .18          .18          .17            .16
       Operating expenses, gross (d)                        .16          .17           .24          .28          .27            .26
       Net investment income                               1.30         1.12          1.08         1.29         1.50           2.00

    Portfolio turnover of the Fund (%)(e)                   N/A          N/A         16.43        13.80        26.17           7.54

    Portfolio turnover of the Portfolio (%)                8.37        12.01         14.00          N/A          N/A            N/A

*    For the six months ended February 28, 2002 (Unaudited).
(a) For the periods subsequent to August 31, 1998, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.
(d) Expense ratios for the periods subsequent to June 1, 2000 (commencement of Master-Feeder structure) include the Fund's share of the Portfolio's allocated expenses.
(e) Portfolio turnover represents the rates of portfolio activity for the periods through May 31, 2000, while the Fund was making investments directly in securities.

                                                   NOTES TO FINANCIAL STATEMENTS

                                                   FEBRUARY 28, 2002 (UNAUDITED)

1. ORGANIZATION

   The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 25 investment portfolios which are in operation as of February 28, 2002. These financial statements report on one portfolio, the SSgA S&P 500 Index Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

   The Fund invests all of its investable assets in interests in State Street Equity 500 Index Portfolio (the "Portfolio"). The investment objective and policies of the Portfolio are the same as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 81.8% at February 28, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. Investments in other mutual funds are valued at the net asset value per share.

   SECURITY VALUATION: The Fund records its investment in the Portfolio at value. Valuation of securities held by the Portfolio is discussed in Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   INVESTMENT INCOME: The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with accounting principles generally accepted in the United States.

   OTHER: Investment transactions are accounted for on a trade date basis.

   FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

   It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal taxes and no federal income tax provision was required At August 31, 2001, the Fund had a net tax basis capital loss carryover of $7,245,507, which may be applied against any realized net taxable gains in each succeeding year or until it's expiration date of August 31, 2009.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Fund declares and pays dividends quarterly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

   EXPENSES: Most expenses can be directly attributed to the individual Fund. Additionally, expenses allocated from the Portfolio are recorded and identified separately in the Statement of Operations Expenses of the Investment Company which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

3. SECURITIES TRANSACTIONS

   INVESTMENT TRANSACTIONS: Net daily increases and decreases in the Fund's investment in the Portfolio aggregated $227,271,338 and $453,967,025 respectively, for the period ended February 28, 2002 Two redemptions in-kind of securities resulted in a realized gain of $122,827,989.

4. RELATED PARTIES

   ADVISER: The Fund is allocated a charge for a management fee from the Portfolio, calculated daily at an annual rate of .045% of its average daily net assets. This fee relates to the advisory, custody and administrative fees provided by the Portfolio on behalf of its investors. Effective May 1, 2001, the Investment Company entered into an investment advisory agreement with SSgA Funds Management, Inc (the "Adviser"). The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company Prior to May 1, 2001, the investment advisory agreement was with State Street Bank and Trust Company ("State Street"), through State Street Global Advisors, the investment management group of State Street. The Adviser, State Street and other advisory affiliates of State Street make up State Street Global Advisors, which directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. The Adviser has agreed to reimburse the Fund for all fund and allocated portfolio expenses that exceed .18%. See Note 4 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. The Investment Company also has contracts with State Street to provide fund accounting, shareholder servicing and transfer agent services to the Fund These amounts are presented on the accompanying Statement of Operations.

   ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of the Fund: $0 to $1 billion -.0315%; over $1 billion -.01%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. For administrative services provided in connection with the monthly portfolio fact sheets, the Investment Company pays $1,000 per year per fund for monthly fact sheets. In addition, the Fund reimburses the Administrator for out of pocket expenses and start-up costs for new Funds.

   DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor"), which is a wholly-owned subsidiary of the Administrator, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

   The Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Capital Markets LLC ("Capital Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, the Fund pays .025% to State Street, and a maximum of .100% to each of the other named affiliated Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the period ended February 28, 2002, the Fund was charged shareholder servicing expenses of $264,942, $2,640 and $66,610 by State Street, Capital Markets and CitiStreet. The Funds did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during this period.

   The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2002.

   BOARD OF TRUSTEES: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds based upon their relative net assets.

ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 2002 WERE AS
FOLLOWS:

     Administration fees                  $      33,540
     Fund accounting fees                        38,432
     Distribution fees                          220,201
     Shareholder servicing fees                 492,736
     Transfer agent fees                         39,909
     Trustees' fees                                 924
                                          --------------
                                          $     825,742
                                          ==============

5.  FUND SHARE TRANSACTIONS (amounts in thousands)

                                                             FOR THE PERIODS ENDED
                                          --------------------------------------------------------
                                               FEBRUARY 28, 2002             AUGUST 31, 2001
                                          --------------------------   ---------------------------
                                           SHARES           DOLLARS    SHARES            DOLLARS
                                          --------        ----------   -------         ----------
Proceeds from shares sold                  24,480         $  450,137    43,790         $  933,859
Proceeds from reinvestment of
  distributions                               813             15,205     6,627            151,966
Payments for shares redeemed              (37,483)          (682,089)  (44,382)          (958,102)
                                          --------        ----------   -------         ----------
Total net increase (decrease)             (12,190)        $ (216,747)    6,035         $  127,723
                                          ========        ===========  =======         ==========

6. INTERFUND LENDING PROGRAM

   The Fund and all other funds of the Investment Company received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Fund did not utilize the interfund lending program during this period.

7. DIVIDENDS

   On March 1, 2002, the Board of Trustees declared a dividend of $.0287 from net investment income, payable on March 4, 2002 to shareholders of record on March 7, 2002.

8. SUBSEQUENT EVENT

   Effective March 1, 2002, State Street Global Markets, LLC will serve as distributor for all Investment Company portfolio shares. Terms will remain substantially similar to the existing relationship with Russell Fund Distributors.

SSgA S&P 500 INDEX FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

TRUSTEES
  Lynn L. Anderson, Chairman
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

OFFICERS
  Lynn L. Anderson, President and CEO
  Mark E. Swanson, Treasurer and Principal Accounting Officer
  J. David Griswold, Vice President and Secretary
  Deedra S. Walkey, Assistant Secretary
  Ross E. Erickson, Assistant Treasurer
  Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
  SSgA Funds Management, Inc
  One International Place, 27th Floor
  Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts 02171
  (800) 647-7327

DISTRIBUTOR
  State Street Global Markets, LLC
  One International Place, 27th Floor
  Boston, Massachusetts 02110
  (800) 997-7327

ADMINISTRATOR
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington 98402

LEGAL COUNSEL
  Goodwin Procter LLP
  Exchange Place
  Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP
  160 Federal Street
  Boston, Massachusetts 02110

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
(Amounts in thousands)                                         February 28, 2002

ASSETS
Investments at market (identified cost $2,443,771)                $ 2,570,646
Receivables:
  Investments sold                                                         14
  Dividends and interest                                                3,969
                                                                  -----------
    Total assets                                                    2,574,629

LIABILITIES
Payables:
  Investments purchased                              $     8,779
  Due upon return of securities loaned                    63,130
  Management fees                                             86
  Daily variation margin on futures contracts                264
                                                     -----------
    Total liabilities                                                  72,259
                                                                  -----------

NET ASSETS                                                        $ 2,502,370
                                                                  ===========

COMPOSITION OF NET ASSETS
Paid-in capital                                                   $ 2,376,861
Net unrealized appreciation on investments and futures contracts      125,509
                                                                  -----------

NET ASSETS                                                        $ 2,502,370
                                                                  ===========

See notes to financial statements

                                            PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                               February 28, 2002

                                               MARKET
                                               VALUE
                                               (000)
                                     SHARES      $
                                   ---------  -------
COMMON STOCKS - 97.1%
AEROSPACE -1.4%
Boeing Co.                           201,546    9,263
General Dynamics Corp.                48,973    4,451
Lockheed Martin Corp.                106,052    5,982
Northrop Grumman Corp.                27,024    2,893
Raytheon Co.                          94,577    3,659
Rockwell Collins                      42,687      992
United Technologies Corp.            113,201    8,258
                                               ------
                                               35,498
                                               ------
BASIC INDUSTRIES -3.6%
Air Products & Chemicals, Inc.        55,085    2,672
Alcan Aluminum, Ltd.                  77,034    3,123
Alcoa, Inc.                          205,327    7,714
Allegheny Technologies, Inc.          18,354      286
Barrick Gold Corp.                   127,809    2,307
Bemis Co., Inc.                       12,353      704
Boise Cascade Corp.                   12,866      463
Dow Chemical Co.                     215,353    6,736
Du Pont (E.I.) de Nemours & Co.      246,429   11,543
Eastman Chemical Co.                  18,007      792
Engelhard Corp.                       30,524      878
Freeport-McMoRan Copper
  & Gold, Inc. Class B (a)            33,571      492
Goodrich Co.                          24,067      718
Great Lakes Chemical Corp.            11,227      264
Hercules, Inc.                        25,142      314
Illinois Tool Works, Inc.             73,854    5,433
Inc.o, Ltd. (a)                       42,487      792
International Paper Co.              115,002    5,031
Kimberly-Clark Corp.                 126,888    7,943
Marathon Oil Corp.                    75,419    2,074
MeadWestvaCo.Corp.                    47,359    1,645
Minnesota Mining &
  Manufacturing Co.                   94,244   11,114
Mykrolis Corp. (a)                     6,100       65
Newmont Mining Corp.                  94,685    2,284
Nucor Corp.                           18,132    1,024
Phelps Dodge Corp.                    18,328      695
Placer Dome, Inc.                     76,475      889
Plum Creek Timber Co., Inc.           43,500    1,346
PPG Industries, Inc.                  40,795    2,095
Praxair, Inc.                         39,225    2,271
Rohm & Haas Co.                       53,913    2,071
Sealed Air Corp. (a)                  19,518      878
Sigma Aldrich Corp.                   17,660      805
Temple-Inland, Inc.                   11,437      637
USX-U S  Steel Group                  20,730      367
Waters Corp. (a)                      30,900      966
Worthington Industries, Inc.          19,912      293
                                              -------
                                               89,724
                                              -------
CAPITAL GOODS -5.7%
Allied Waste Industries, Inc. (a)     45,968      600
Ball Corp.                            12,876      545
Boston Scientific Corp. (a)           97,121    2,172
Caterpillar, Inc.                     82,099    4,557
Cooper Industries, Inc.               21,808      771
Crane Co.                             13,947      341
Cummins, Inc.                          9,490      395
Deere & Co.                           56,806    2,723
Dover Corp.                           49,823    1,971
Emerson Electric Co.                 103,638    5,968
General Electric Co.               2,386,057   91,863
Grainger W.W., Inc.                   22,050    1,307
HCA-Healthcare Corp.                 124,137    5,056
Ingersoll-Rand Co. Class A            40,033    2,002
ITT Industries, Inc.                  20,483    1,208
Johnson Controls, Inc.                20,843    1,850
Millipore Corp.                       10,882      568
Pall Corp.                            28,158      550
Parker-Hannifin Corp.                 27,942    1,392
TRW, Inc.                             30,192    1,517
TyCo International, Ltd.             480,940   13,995
                                              -------
                                              141,351
                                              -------
CONSUMER BASICS -21.4%
Abbott Laboratories                  372,370   21,058
Aetna, Inc.                           34,148    1,197
Albertson's, Inc.                     97,143    2,940
Allergan, Inc.                        31,793    2,061

See notes to financial statements

                                       14

                                               MARKET
                                               VALUE
                                               (000)
                                     SHARES      $
                                   ---------  -------
American Home Products Corp.         316,485   20,113
AmerisourceBergen Corp.               25,477    1,725
Amgen, Inc. (a)                      251,068   14,557
Archer-Daniels-Midland Co.           160,429    2,222
Bard (C.R.), Inc.                     11,859      645
Bausch & Lomb, Inc.                   12,386      470
Baxter International, Inc.           142,705    7,917
Becton, Dickinson & Co.               62,945    2,309
Biogen, Inc. (a)                      34,940    1,857
Biomet, Inc.                          65,694    2,008
Black & Decker Corp.                  18,888      916
Bristol-Myers Squibb Co.             464,191   21,817
Campbell Soup Co.                     98,053    2,622
Cardinal Health, Inc.                108,639    7,180
Chiron Corp. (a)                      45,958    1,995
Clorox Co.                            56,546    2,476
Coca-Cola Co.                        598,456   28,361
Coca-Cola Enterprises, Inc.          104,992    1,830
Colgate-Palmolive Co.                133,406    7,468
ConAgra, Inc.                        128,827    3,016
Corning, Inc.                        225,187    1,516
CostCo.Wholesale Corp. (a)           107,799    4,448
CVS Corp.                             95,571    2,611
Forest Laboratories, Inc. (a)         42,240    3,359
General Mills, Inc.                   86,840    4,015
Genzyme Corp. (a)                     50,300    2,232
Gillette Co.                         254,963    8,717
H J  Heinz Co.                        83,507    3,405
Health Management Associates,
  Inc. Class A (a)                    57,700    1,018
HEALTHSOUTH Corp. (a)                 90,909    1,083
Hershey Foods Corp.                   31,995    2,260
Humana, Inc. (a)                      39,643      519
Immunex Corp. (a)                    131,600    3,782
Johnson & Johnson                    737,644   44,923
Kellogg Co.                           97,458    3,367
King Pharmaceuticals, Inc. (a)        58,991    1,832
Kroger Co. (a)                       192,619    4,267
Lilly (Eli) & Co.                    269,661   20,421
Manor Care, Inc. (a)                  24,034      451
McKesson HBOC, Inc.                   68,847    2,427
MedImmune, Inc. (a)                   60,040    2,475
Medtronic, Inc.                      291,908   13,002
Merck & Co., Inc.                    547,239   33,562
Pactiv Corp. (a)                      37,059      705
Pepsi Bottling Group, Inc.            66,948    1,664
PepsiCo, Inc.                        419,733   21,197
Pfizer, Inc.                       1,511,379   61,906
Pharmacia & Upjohn, Inc.             309,790   12,717
Philip Morris Cos, Inc.              521,375   27,456
Procter & Gamble Co.                 311,796   26,437
Safeway, Inc. (a)                    119,944    5,155
Sara Lee Corp.                       187,065    3,913
Schering-Plough Corp.                351,781   12,133
Snap-On, Inc.                         13,386      461
St. Jude Medical, Inc. (a)            21,331    1,670
Stanley Works                         19,925    1,005
Stryker Corp.                         47,313    2,910
SYSCO Corp.                          159,021    4,702
Tenet Healthcare Corp. (a)            79,049    4,565
Tupperware Corp.                      13,477      272
Unilever NV ADR                      138,138    8,051
UnitedHealth Group, Inc.              75,590    5,480
UST Corp.                             39,452    1,375
Watson Pharmaceuticals, Inc. (a)      24,646      722
Wellpoint Health Networks, Inc. (a)   17,216    2,094
Winn-Dixie Stores, Inc.               32,769      549
Wrigley Wm., Jr. Co.                  54,272    3,041
Zimmer Holdings, Inc. (a)             47,952    1,715
                                              -------
                                              536,347
                                              -------

CONSUMER DURABLES - 1.6%
AutoZone, Inc. (a)                    26,340    1,748
Avery Dennison Corp.                  25,693    1,644
Best Buy Co. (a)                      50,240    3,386
Cooper Tire & Rubber Co.              16,974      325
Dana Corp.                            34,553      643
Danaher Corp.                         34,819    2,341
Delphi Automotive Systems Corp.      137,265    2,195
Eaton Corp.                           16,558    1,337
Ford Motor Co.                       438,171    6,520

See notes to financial statements.

                                       15

                                               MARKET
                                               VALUE
                                               (000)
                                     SHARES      $
                                   ---------  -------
General Motors Corp.                 133,831    7,066
Genuine Parts Co.                     41,326    1,510
Goodyear Tire & Rubber Co.            38,927    1,070
Harley-Davidson, Inc.                 72,402    3,711
Leggett & Platt, Inc.                 45,757    1,174
Maytag Corp.                          17,739      708
PACCAR, Inc.                          17,802    1,280
Pitney Bowes, Inc.                    59,282    2,473
Visteon Corp.                         30,515      433
Whirlpool Corp.                       15,657    1,176
                                               ------
                                               40,740
                                               ------
CONSUMER NON-DURABLES - 7.8%
Adolph Coors Co. Class B               8,737      529
Alberto Culver Co. Class B            13,182      686
Anheuser-Busch Cos, Inc.             212,633   10,812
Avon Products, Inc.                   57,217    2,958
Bed Bath & Beyond, Inc. (a)           70,390    2,351
Big Lots, Inc. (a)                    26,418      333
Brown-Forman Distillers, Inc.
  Class B                             15,955    1,084
Brunswick Corp.                       20,087      542
Circuit City Stores, Inc.             48,567      868
Dillard's, Inc. Class A               19,867      399
Dollar General Corp.                  77,196    1,139
Eastman Kodak Co.                     70,733    2,228
Family Dollar Stores, Inc.            41,146    1,351
Federated Department Stores,
  Inc. (a)                            46,102    1,932
Fortune Brands, Inc.                  35,651    1,622
Gap, Inc.                            206,355    2,470
Hasbro, Inc.                          40,201      575
Home Depot, Inc.                     563,861   28,193
International Flavors &
  Fragrances, Inc.                    22,316      769
JC Penney & Co., Inc.                 62,943    1,230
Jones Apparel Group, Inc. (a)         29,000    1,034
Kohl's Corp. (a)                      80,697    5,461
Limited, Inc.                        102,177    1,840
Liz Claiborne, Inc.                   24,374      739
Lowe's Cos, Inc.                     186,377    8,434
Mattel, Inc.                         105,405    1,997
May Department Stores Co.             72,182    2,645
Newell Rubbermaid, Inc.               63,658    1,982
NIKE, Inc. Class B                    64,065    3,771
Nordstrom, Inc.                       31,217      795
Office Depot, Inc. (a)                75,717    1,439
Radioshack Corp.                      43,310    1,188
Reebok International, Ltd. (a)        13,536      375
Sears Roebuck & Co.                   77,909    4,097
Staples, Inc. (a)                    111,746    2,198
Starbucks Corp. (a)                   90,994    2,094
SuperValu, Inc.                       30,630      795
Target Corp.                         217,133    9,098
Tiffany & Co.                         34,087    1,118
TJX Cos., Inc.                        66,119    2,511
Toys "R" Us, Inc. (a)                 46,052      820
V.F. Corp.                            25,972    1,092
Wal-Mart Stores, Inc.              1,071,427   66,439
Walgreen Co.                         245,376    9,874
                                              -------
                                              193,907
                                              -------
CONSUMER SERVICES - 1.7%
AMR Corp. (a)                         35,876      936
Carnival Corp.                       140,023    3,821
Convergys Corp. (a)                   41,070    1,252
Darden Restaurants, Inc.              27,548    1,165
Delta Air Lines, Inc.                 28,749      992
Harrah's Entertainment, Inc. (a)      27,275    1,103
Hilton Hotels Corp.                   86,027    1,106
Marriot International, Inc. Class A   58,592    2,313
McDonald's Corp.                     310,664    8,108
Sabre Holdings Corp. Class A (a)      31,761    1,398
Sapient Corp. (a)                     28,693      123
Southwest Airlines Co.               182,646    3,856
Starwood Hotels & Resorts
Worldwide, Inc. Class B               46,348    1,669
Tricon Global Restaurants, Inc. (a)   34,296    2,028
USAirways Group, Inc. (a)             15,697       83
Walt Disney Co.                      489,952   11,269
Wendy's International, Inc.           26,486      821
                                              -------
                                               42,043
                                              -------

See notes to financial statements.

                                       16

                                               MARKET
                                               VALUE
                                               (000)
                                     SHARES      $
                                   ---------  -------
ELECTRICAL EQUIPMENT - 0.6%
American Power Conversion Corp. (a)   44,656      583
CIENA Corp. (a)                       76,331      592
Molex, Inc.                           45,511    1,347
Power-One, Inc. (a)                   18,092      127
Tektronix, Inc. (a)                   21,817      522
Texas Instruments, Inc.              416,251   12,217
Thomas & Betts Corp.                  13,522      258
                                               ------
                                               15,646
                                               ------
ELECTRONICS - 1.6%
Agilent Technologies, Inc. (a)       110,250    3,434
Altera Corp. (a)                      93,527    1,784
Analog Devices, Inc. (a)              86,007    3,200
Applied Micro Circuits Corp. (a)      70,116      539
Broadcom Corp. (a)                    62,666    1,920
Conexant Systems, Inc. (a)            60,717      620
JDS Uniphase Corp. (a)               316,135    1,527
KLA Tencor Corp. (a)                  43,805    2,535
Lexmark International Group, Inc.
  Class A (a)                         31,709    1,576
Linear Technology Corp.               76,134    2,802
Maxim Integrated Products, Inc.       77,940    3,566
(a)
Novellus Systems, Inc. (a)            34,158    1,455
NVIDIA Corp. (a)                      34,200    1,745
QLogic Corp. (a)                      21,510      801
QUALCOMM, Inc. (a)                   185,037    6,151
Sanmina Corp. (a)                    124,231    1,260
Solectron Corp. (a)                  195,246    1,615
Teradyne, Inc. (a)                    44,477    1,490
Vitesse Semiconductor Corp. (a)       42,843      301
Xilinx, Inc. (a)                      79,790    2,866
                                               ------
                                               41,187
                                               ------
ENERGY - 6.9%
Amerada Hess Corp.                    20,845    1,444
Anadarko Petroleum Corp.              60,013    3,127
Apache Corp.                          32,149    1,696
Ashland, Inc.                         16,103      699
Baker Hughes, Inc.                    81,078    2,863
Burlington Resources, Inc.            49,122    1,846
Calpine Corp. (a)                     69,721      512
ChevronTexaCo.Corp.                  255,881   21,607
Conoco, Inc.                         148,763    4,115
Constellation Energy Group            38,171    1,102
Devon Energy Corp.                    38,137    1,666
El Paso Corp.                        123,007    4,807
EOG Resources, Inc.                   27,048      952
ExxonMobil Corp.                   1,644,489   67,917
Halliburton Co.                      104,642    1,722
Kerr-McGee Corp.                      23,414    1,294
Kinder Morgan, Inc.                   26,715    1,095
McDermott International, Inc. (a)     14,330      205
Mirant Corp. (a)                      99,059      860
Nabors Industries, Inc. (a)           34,223    1,214
Noble Drilling Corp. (a)              31,274    1,102
Occidental Petroleum Corp.            90,230    2,422
Phillips Petroleum Co.                91,765    5,424
Progress Energy, Inc.                 52,877    2,366
Rowan Cos., Inc. (a)                  22,021      411
Royal Dutch Petroleum Co. ADR        511,224   26,262
Schlumberger, Ltd.                   139,170    8,101
Sempra Energy                         48,080    1,073
Sunoco, Inc.                          19,548      753
Transocean SedCo Forex, Inc.          77,621    2,174
Unocal Corp.                          59,485    2,137
                                              -------
                                              172,968
                                              -------
FINANCE - 18.0%
ACE, Ltd.                             63,200    2,774
AFLAC, Inc.                          125,983    3,238
Allstate Corp.                       171,702    6,013
Ambac Financial Group, Inc.           24,634    1,529
American Express Co.                 320,789   11,693
American International Group, Inc.   628,203   46,468
AmSouth BanCorp.                      86,402    1,827
AON Corp.                             63,927    2,214
Bank of America Corp.                377,397   24,135
Bank of New York Co., Inc.           178,175    6,707
Bank One Corp.                       280,517   10,054
BB&T Corp.                           109,451    4,051
Bear Stearns Cos., Inc.               22,523    1,241

See notes to financial statements.

                                       17

                                               MARKET
                                               VALUE
                                               (000)
                                     SHARES      $
                                   ---------  -------
Capital One Financial Corp.           51,221    2,524
Charter One Financial, Inc.           55,046    1,677
Chubb Corp.                           41,188    3,095
CIGNA Corp.                           35,035    3,143
Cincinnati Financial Corp.            38,500    1,548
Citigroup, Inc.                    1,236,965   55,973
Comerica, Inc.                        42,021    2,515
Concord EFS, Inc. (a)                121,786    3,657
Conseco, Inc. (a)                     78,732      295
Countrywide Credit Industries, Inc.   30,197    1,240
Equifax, Inc.                         33,330    1,000
Equity Office Properties Trust       101,200    2,904
Equity Residential Properties Trust   64,600    1,741
Fannie Mae                           239,719   18,758
Federal Home Loan Mortgage Corp.     167,155   10,654
Fifth Third BanCorp.                 139,560    8,898
Fiserv, Inc. (a)                      45,746    1,955
FleetBoston Financial Corp.          251,631    8,399
Franklin Resources, Inc.              61,523    2,514
Golden West Financial Corp.           37,275    2,376
Hartford Financial Services
  Group, Inc.                         59,200    3,966
Household International Corp.        110,202    5,675
Huntington Bancshares, Inc.           58,483    1,079
J.P. Morgan Chase & Co.              475,681   13,914
Jefferson-Pilot Corp.                 35,571    1,799
John Hancock Financial
  Services, Inc.                      72,300    2,777
KeyCorp.                             102,715    2,576
Lehman Brothers Holdings, Inc.        57,645    3,257
Lincoln National Corp.                45,839    2,347
Loews Corp.                           46,432    2,708
Marsh & McLennan Cos., Inc.           66,146    6,982
Marshall & Ilsley Corp.               24,900    1,519
MBIA, Inc.                            35,429    2,071
MBNA Corp.                           206,083    7,147
Mellon Financial Corp.               112,779    4,060
Merrill Lynch & Co., Inc.            203,589    9,762
MetLife, Inc.                        174,584    5,566
MGIC Investment Corp.                 25,545    1,715
Moody's Corp.                         36,820    1,362
Morgan Stanley Dean Witter & Co.     264,505   12,992
National City Corp.                  144,553    4,123
Northern Trust Corp.                  53,377    2,889
Paychex, Inc.                         89,640    3,312
PNC Financial Services Group, Inc.    67,756    3,723
Progressive Corp.                     17,794    2,772
Providian Financial Corp.             66,619      259
Regions Financial Corp.               54,190    1,761
SAFECO Corp.                          29,898    1,015
Schwab (Charles) Corp.               329,552    4,297
SouthTrust Corp.                      83,110    2,099
St. Paul Cos., Inc.                   50,529    2,471
State Street Corp.                    77,926    3,951
Stilwell Financial, Inc.              52,759    1,203
SunTrust Banks, Inc.                  68,850    4,323
Synovus Financial Corp.               69,460    2,035
T. Rowe Price Group, Inc.             28,616    1,140
Torchmark Corp.                       29,351    1,180
U.S. BanCorp.                        469,375    9,786
Union Planters Corp.                  34,100    1,588
UnumProvident Corp.                   57,812    1,637
USA Education, Inc.                   37,915    3,517
Wachovia Corp.                       327,338   10,877
Washington Mutual, Inc.              231,975    7,546
Wells Fargo Co.                      406,781   19,078
XL Capital, Ltd. Class A              32,050    3,053
Zions BanCorp.                        21,461    1,134
                                              -------
                                              450,853
                                              -------
GENERAL BUSINESS - 3.0%
American Greetings Corp. Class A      14,874      205
Automatic Data Processing, Inc.      149,074    7,858
Cendant Corp. (a)                    238,721    4,156
Cintas Corp.                          40,428    1,791
Clear Channel Communications,
  Inc. (a)                           144,022    6,714
Comcast Corp. Special Class A (a)    228,515    7,737
Computer Sciences Corp. (a)           41,297    1,962
Deluxe Corp.                          16,507      782
Dow Jones & Co., Inc.                 20,109    1,122

See notes to financial statements

                                       18

                                               MARKET
                                               VALUE
                                               (000)
                                     SHARES      $
                                   ---------  -------
Ecolab, Inc.                          29,886    1,400
First Data Corp.                      92,215    7,517
Fluor Corp.                           18,495      701
Gannett Co., Inc.                     64,291    4,898
H&R Block, Inc.                       43,838    2,212
IMS Health, Inc.                      68,756    1,375
Interpublic Group Cos, Inc.           90,554    2,463
KB HOME                               12,957      566
Knight-Ridder, Inc.                   20,029    1,350
McGraw-Hill, Inc.                     47,186    3,105
Meredith Corp.                        11,604      458
New York Times Co. Class A            37,214    1,634
Omnicom Group, Inc.                   44,282    4,142
Quintiles Transnational Corp. (a)     27,194      452
R R  Donnelley & Sons Co.             27,342      782
Robert Half International, Inc. (a)   40,808    1,061
TMP Worldwide, Inc. (a)               27,323      763
Tribune Co.                           72,021    3,084
Waste Management, Inc.               149,047    3,921
                                               ------
                                               74,211
                                               ------
SHELTER - 0.5%
Centex Corp.                          14,477      846
Georgia-Pacific Group                 55,485    1,423
Louisiana Pacific Corp.               24,245      245
MasCo.Corp.                          111,274    3,123
Pulte Corp.                           13,701      712
Sherwin-Williams Co.                  36,292      959
Vulcan Materials Co.                  23,691    1,145
Weyerhaeuser Co.                      51,809    3,203
                                               ------
                                               11,656
                                               ------
TECHNOLOGY - 13.0%
Adobe Systems, Inc.                   55,986    2,037
Advanced Micro Devices, Inc. (a)      80,270    1,084
Apple Computer, Inc. (a)              85,419    1,854
Applera Corp. - Applied
  Biosystems Group                    49,340    1,115
Applied Materials, Inc. (a)          196,437    8,539
Autodesk, Inc.                        12,631      558
BMC Software, Inc. (a)                56,854      912
CisCo Systems, Inc. (a)            1,765,171   25,171
Citrix Systems, Inc. (a)              43,154      654
COMPAQ Computer Corp.                404,471    4,101
Computer Associates
  International, Inc.                137,059    2,231
Compuware Corp. (a)                   88,690    1,012
Dell Computer Corp. (a)              626,606   15,471
Electronic Data Systems Corp.        114,671    6,769
EMC Corp.                            536,282    5,845
Gateway, Inc. (a)                     75,376      347
Guidant Corp. (a)                     72,683    3,016
Hewlett-Packard Co.                  466,753    9,391
Honeywell International, Inc.        196,732    7,499
Intel Corp.                        1,613,970   46,079
International Business
  Machines Corp.                     414,305   40,652
International Game Technology (a)     21,623    1,460
Intuit, Inc. (a)                      50,970    1,930
Jabil Circuit, Inc. (a)               48,799      910
LSI Logic Corp. (a)                   87,440    1,311
Mercury Interactive Corp. (a)         19,237      650
Micron Technology, Inc. (a)          142,759    4,590
Microsoft Corp. (a)                1,294,656   75,530
National Semiconductor Corp. (a)      42,018    1,057
NCR Corp. (a)                         22,549      943
Network Appliance, Inc. (a)           81,108    1,297
Novell, Inc. (a)                      84,015      343
Oracle Systems Corp. (a)           1,334,309   22,149
Palm, Inc. (a)                       132,386      398
Parametric Technology Corp. (a)       61,637      454
PeopleSoft, Inc. (a)                  71,523    2,079
PerkinElmer, Inc.                     30,591      704
PMC-Sierra, Inc. (a)                  38,422      561
Rational Software Corp. (a)           45,500      844
Rockwell International Corp.          42,687      843
Scientific-Atlanta, Inc.              38,021      851
Siebel Systems, Inc. (a)             112,632    3,127
Sun Microsystems, Inc. (a)           784,069    6,665
Symbol Technologies, Inc.             52,800      456
Tellabs, Inc. (a)                     95,385      978

See notes to financial statements.

                                       19

                                               MARKET
                                               VALUE
                                               (000)
                                     SHARES      $
                                   ---------  -------
Textron, Inc.                         33,731    1,603
Thermo Electron Corp.                 42,289      861
Unisys Corp. (a)                      73,814      819
VERITAS Software Corp. (a)            95,259    3,381
Xerox Corp.                          175,939    1,708
Yahoo!, Inc. (a)                     138,124    1,994
                                              -------
                                              324,883
                                              -------
TELECOMMUNICATIONS - 7.0%
ADC Telecommunications, Inc. (a)     182,359      655
Andrew Corp. (a)                      18,974      319
AOL Time Warner, Inc. (a)          1,061,456   26,324
AT&T Corp.                           853,066   13,257
AT&T Wireless Services, Inc. (a)     653,828    6,597
Avaya, Inc. (a)                       66,215      354
BellSouth Corp.                      450,393   17,457
CenturyTel, Inc.                      32,835    1,090
Citizens Communications Co. (a)       66,542      606
Comverse Technology, Inc. (a)         43,340      678
Lucent Technologies, Inc.            822,109    4,596
Motorola, Inc.                       538,391    6,999
Nextel Communications, Inc.
  Class A (a)                        186,639      931
Nortel Networks Corp.                763,417    3,871
Qwest Communications
  International, Inc.                394,735    3,434
SBC Communications, Inc.             808,779   30,604
Univision Communications, Inc.
  Class A (a)                         51,010    2,104
Verizon Communications               653,097   30,565
Viacom, Inc. Class B (a)             425,541   19,809
WorldCom, Inc.                       715,140    5,378
                                              -------
                                              175,628
                                              -------
TRANSPORTATION - 0.6%
Burlington Northern, Inc.             91,281    2,649
CSX Corp.                             50,899    1,921
FedEx Corp. (a)                       71,993    4,165
Navistar International Corp.          13,804      587
Norfolk Southern Corp.                91,854    2,185
Ryder Systems, Inc.                   13,165      370
Union Pacific Corp.                   59,415    3,605
                                               15,482

UTILITIES - 2.7%
AES Corp. (a)                        129,843      670
Allegheny Energy, Inc.                29,155    1,008
Alltel Corp.                          74,456    4,144
Ameren Corp.                          32,757    1,339
American Electric Power Co., Inc.     77,219    3,386
Cinergy Corp.                         37,149    1,181
CMS Energy Corp.                      30,738      670
Consolidated Edison, Inc.             51,867    2,116
Dominion Resources, Inc.              63,985    3,729
DTE Energy Co.                        38,371    1,589
Duke Energy Corp. NPV                187,879    6,632
Dynegy, Inc. Class A                  85,408    2,184
Edison International                  75,992    1,201
Entergy Corp.                         53,974    2,228
Exelon Corp.                          76,881    3,789
FirstEnergy Corp.                     71,858    2,630
FPL Group, Inc.                       41,508    2,205
KeySpan Corp.                         33,143    1,062
NICOR, Inc.                           10,544      441
NiSource, Inc.                        48,211    1,012
Peoples Energy Corp.                   7,899      293
PG&E Corp.                            92,345    1,959
Pinnacle West Capital Corp.           19,781      802
PPL Corp.                             34,041    1,110
Public Service Enterprise Group,
  Inc.                                48,971    2,065
Reliant Energy, Inc.                  71,156    1,480
Southern Co.                         167,737    4,261
Sprint Corp. (Fon Group)             210,891    2,971
Sprint Corp. (PCS Group) (a)         235,045    2,174
TECO.Energy, Inc.                     33,300      832
TXU Corp.                             64,215    3,267
Williams Cos                         123,063    1,901
Xcel Energy, Inc.                     89,895    2,126
                                              -------
                                               68,457
                                              -------

See notes to financial statements.

                                                MARKET
                                                VALUE
                                                (000)
                                                  $
                                              ---------
TOTAL COMMON STOCKS
(cost $2,303,656,260)                         2,430,531
                                              ---------

                                      PAR
                                     AMOUNT
                                     (000)
                                     ------

GOVERNMENT AND AGENCY
  SECURITIES - 0.3%
U.S. Treasury Bill (b)(c)
   1.65% due 03/14/02                 $8,235      8,230
TOTAL GOVERNMENT AND AGENCY                   ---------
  SECURITIES (cost $8,230,093)                    8,230
                                              ---------

                                     SHARES
                                     ------
SHORT TERM INVESTMENTS - 5.3%
AIM Short Term Investment
  Prime Portfolio                    68,751      68,751
Money Market Obligations Trust            4           4
State Street Navigator Securities
  Lending Prime Portfolio (d)        63,130      63,130
                                              ---------

TOTAL SHORT TERM INVESTMENTS
(cost $131,885,143)                             131,885
                                              ---------

                                             MARKET
                                             VALUE
                                              (000)
                                                $
                                           ----------
TOTAL INVESTMENTS - 102.7%
(identified cost $2,443,771,496)            2,570,646

OTHER ASSETS AND LIABILITIES NET - (2.7%)    (68,276)
                                           ----------
NET ASSETS - 100%                          $2,502,370
                                           ==========

(a) Non-Income producing security.
(b) Held as collateral in connection with futures.
    contracts purchased by the Portfolio.
(c) Rate represents annualized yield at date of purchase.
(d) Security represents investment made with cash collateral received from securities loaned

ABBREVIATIONS
ADR - American Depositary Receipt
NV - Non-voting

                              NUMBER      UNREALIZED
                                OF       DEPRECIATION
                             CONTRACTS       (000)
                             ---------   ------------
SCHEDULE OF FUTURES CONTRACTS

S&P 500 Financial Futures
  Contracts Expiration date
  03/2002                      235         $  (1,366)
                                           ----------
Total unrealized depreciation
  on open futures contracts
  purchased                                $  (1,366)
                                           ==========

See notes to financial statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

                                                        PORTFOLIO OF INVESTMENTS
                                                               December 31, 2001

                                              MARKET
                                               VALUE
                                               (000)
                                     SHARES      $
                                   ---------  -------
COMMON STOCKS - 97.4%
AEROSPACE - 1.2%
Boeing Co.                           209,746    8,134
General Dynamics Corp.                50,173    3,996
Lockheed Martin Corp.                108,252    5,052
Northrop Grumman Corp.                27,324    2,755
Raytheon Co.                          96,277    3,126
Rockwell Collins                      44,787      873
United Technologies Corp.            118,701    7,672
                                              -------
                                               31,608
                                              -------
BASIC INDUSTRIES - 3.2%
Air Products & Chemicals, Inc.        57,785    2,711
Alcan Inc.                            80,834    2,904
Alcoa, Inc.                          217,527    7,733
Allegheny Technologies, Inc.          19,254      323
Goodrich Co.                          25,267      673
Barrick Gold Corp.                   131,110    2,091
Bemis Co., Inc.                       12,953      637
Boise Cascade Corp.                   13,566      461
Dow Chemical Co.                     226,153    7,639
Du Pont (E.I.) de
  Nemours & Co.                      256,729   10,914
Eastman Chemical Co.                  18,907      738
Engelhard Corp.                       32,024      886
Freeport-McMoRan Copper
  & Gold, Inc. Class B (a)            35,271      472
Great Lakes Chemical Corp.            11,827      287
Hercules, Inc.                        26,442      264
Illinois Tool Works, Inc.             75,954    5,144
Inco, Ltd.(a)                         44,587      755
International Paper Co.              120,702    4,870
Kimberly-Clark Corp.                 134,188    8,024
Mead Corp.                            24,259      749
Minnesota Mining & Manufacturing Co.  98,644   11,661
Newmont Mining Corp.                  47,885      915
Nucor Corp.                           19,032    1,008
Phelps Dodge Corp.                    19,228      623
Placer Dome, Inc.                     80,275      876
PPG Industries, Inc.                  42,795    2,213
Praxair, Inc.                         41,225    2,278
Rohm & Haas Co.                       56,613    1,961
Sealed Air Corp. (a)                  20,518      838
Sigma Aldrich Corp.                   18,560      731
Temple-Inland, Inc.                   12,037      683
USX-U.S. Steel Group                  21,730      394
Waters Corp. (a)                      32,500    1,259
Westvaco Corp.                        24,718      703
Willamette Industries, Inc.           28,178    1,469
Worthington Industries, Inc.          20,912      297
                                              -------
                                               86,184
                                              -------
CAPITAL GOODS - 6.1%
Allied Waste Industries, Inc. (a)     48,268      679
Ball Corp.                             6,738      476
Boston Scientific Corp. (a)          101,921    2,458
Caterpillar, Inc.                     86,199    4,504
Cooper Industries, Inc.               22,908      800
Crane Co.                             14,647      376
Cummins Inc.                           9,890      381
Deere & Co.                           59,606    2,602
Dover Corp.                           49,823    1,847
Emerson Electric Co.                 106,838    6,101
General Electric Co.               2,484,757   99,589
Grainger W.W., Inc.                   23,150    1,111
HCA Inc.                             134,037    5,166
Ingersoll-Rand Co.                    41,233    1,724
ITT Industries, Inc.                  21,483    1,085
Johnson Controls, Inc.                21,243    1,715
Millipore Corp.                       11,482      697
Pall Corp.                            29,558      711
Parker-Hannifin Corp.                 28,642    1,315
TRW, Inc.                             30,592    1,133
TyCo International, Ltd.             499,640   29,429
                                              -------
                                              163,899
                                              -------
CONSUMER BASICS - 20.6%
Abbott Laboratories                  386,670   21,557
Aetna, Inc.                           34,848    1,150
Albertson's, Inc.                    101,943    3,210
Allergan, Inc.                        33,393    2,506

See notes to financial statements.

                                       22

                                              MARKET
                                               VALUE
                                               (000)
                                     SHARES      $
                                   ---------  -------
American Home Products Corp.         328,085   20,131
AmerisourceBergen Corp.               25,177    1,600
Amgen, Inc. (a)                      261,968   14,783
Archer-Daniels-Midland Co.           168,429    2,417
Bard (C.R.), Inc.                     12,459      804
Bausch & Lomb, Inc.                   12,986      489
Baxter International, Inc.           149,305    8,007
Becton, Dickinson & Co.               66,045    2,189
Biogen, Inc. (a)                      38,140    2,187
Biomet, Inc.                          68,994    2,132
Black & Decker Corp.                  19,888      750
Bristol-Myers Squibb Co.             485,391   24,755
Campbell Soup Co.                    102,853    3,072
Cardinal Health, Inc.                112,439    7,270
Chiron Corp. (a)                      48,258    2,116
Clorox Co.                            60,546    2,395
Coca-Cola Co.                        621,456   29,302
Coca-Cola Enterprises, Inc.          114,392    2,167
Colgate-Palmolive Co.                141,406    8,166
ConAgra, Inc.                        135,227    3,214
Corning, Inc.                        236,387    2,109
CostCo.Wholesale Corp. (a)           112,399    4,988
CVS Corp.                             99,971    2,959
Forest Laboratories, Inc. (a)         44,340    3,634
General Mills, Inc.                   91,140    4,740
Genzyme Corp. (a)                     52,800    3,161
Gillette Co.                         265,063    8,853
H.J. Heinz Co.                        87,607    3,602
Health Management Associates,
  Inc. Class A (a)                    60,500    1,113
HEALTHSOUTH Corp. (a)                 95,409    1,414
Hershey Foods Corp.                   34,995    2,369
Humana, Inc. (a)                      41,643      491
Immunex Corp. (a)                    134,400    3,724
Johnson & Johnson                    768,144   45,397
Kellogg Co.                          102,258    3,078
King Pharmaceuticals, Inc. (a)        61,991    2,612
Kroger Co. (a)                       202,219    4,220
Lilly (Eli) & Co.                    280,661   22,043
Manor Care, Inc. (a)                  25,234      598
McKesson HBOC, Inc.                   72,247    2,702
MedImmune, Inc. (a)                   54,540    2,528
Medtronic, Inc.                      303,708   15,553
Merck & Co., Inc.                    569,639   33,495
Pactiv Corp. (a)                      38,859      690
Pepsi Bottling Group, Inc.            70,348    1,653
PepsiCo, Inc.                        441,333   21,489
Pfizer, Inc.                       1,578,779   62,914
Pharmacia Inc.                       326,990   13,946
Philip Morris Cos, Inc.              542,575   24,877
Procter & Gamble Co.                 323,496   25,598
Safeway, Inc. (a)                    125,944    5,258
Sara Lee Corp.                       196,465    4,368
Schering-Plough Corp.                364,781   13,063
Snap-On Inc.                          14,086      474
St. Jude Medical, Inc. (a)            21,031    1,633
Stanley Works                         20,925      975
Stryker Corp.                         49,713    2,902
SYSCO Corp.                          168,121    4,408
Tenet Healthcare Corp. (a)            80,949    4,753
Tupperware Corp.                      14,177      273
Unilever NV ADR                      144,038    8,298
UnitedHealth Group, Inc.              79,090    5,597
UST Inc.                              39,952    1,398
Watson Pharmaceuticals, Inc. (a)      25,946      815
Wellpoint Health Networks, Inc. (a)   15,516    1,813
Winn-Dixie Stores, Inc.               34,369      490
Wrigley Wm., Jr. Co.                  56,972    2,927
Zimmer Holdings, Inc. (a)             47,552    1,452
                                              -------
                                              553,816
                                              -------
CONSUMER DURABLES - 1.5%
AutoZone, Inc. (a)                    28,940    2,078
Avery Dennison Corp.                  26,993    1,526
Best Buy Co. (a)                      52,740    3,928
Cooper Tire & Rubber Co.              17,774      284
Dana Corp.                            36,253      503
Danaher Corp.                         36,519    2,203
Delphi Automotive Systems Corp.      144,065    1,968

See notes to financial statements.

                                       23


                                              MARKET
                                               VALUE
                                               (000)
                                     SHARES      $
                                   ---------  -------
Eaton Corp.                           16,858    1,254
Ford Motor Co.                       461,071    7,248
General Motors Corp.                 138,431    6,728
Genuine Parts Co.                     42,126    1,546
Goodyear Tire & Rubber Co.            38,927      927
Harley-Davidson, Inc.                 76,002    4,128
Leggett & Platt, Inc.                 48,057    1,105
Maytag Corp.                          18,639      578
PACCAR, Inc.                          18,702    1,227
Pitney Bowes, Inc.                    63,182    2,376
Visteon Corp.                         32,015      482
Whirlpool Corp.                       16,357    1,199
                                              -------
                                               41,288
                                              -------
CONSUMER NON-DURABLES - 7.2%
Adolph Coors Co. Class B               9,137      488
Alberto Culver Co. Class B            13,882      621
Anheuser-Busch Cos., Inc.            225,433   10,192
Avon Products, Inc.                   60,017    2,791
Bed Bath & Beyond, Inc. (a)           73,890    2,505
Big Lots, Inc. (a)                    27,718      288
Brown-Forman Corp., Class B           16,755    1,049
Brunswick Corp.                       21,087      459
Circuit City Stores, Inc.             50,967    1,323
Dillard's, Inc. Class A               20,867      334
Dollar General Corp.                  80,996    1,207
Eastman Kodak Co.                     74,233    2,185
Family Dollar Stores, Inc.            42,046    1,261
Federated Department Stores,
  Inc. (a)                            48,402    1,980
Fortune Brands, Inc.                  37,451    1,483
Gap, Inc.                            216,555    3,019
Hasbro, Inc.                          42,201      685
Home Depot, Inc.                     586,861   29,936
International Flavors &
  Fragrances, Inc.                    23,416      696
JC Penney & Co., Inc.                 64,443    1,733
Jones Apparel Group, Inc. (a)         30,400    1,008
Kmart Corp. (a)                      119,971      655
Kohl's Corp. (a)                      83,097    5,853
Limited, Inc.                        104,377    1,536
Liz Claiborne, Inc.                   12,837      639
Lowe's Cos., Inc.                    193,777    8,993
Mattel, Inc.                         110,705    1,904
May Department Stores Co.             75,782    2,802
Newell Rubbermaid, Inc.               65,258    1,799
NIKE, Inc. Class B                    68,265    3,839
Nordstrom, Inc.                       32,817      664
Office Depot, Inc. (a)                72,917    1,352
Radioshack Corp.                      45,410    1,367
Reebok International, Ltd. (a)        14,236      377
Sears Roebuck & Co.                   82,609    3,935
Staples, Inc. (a)                    117,246    2,192
Starbucks Corp. (a)                   93,094    1,773
SuperValu, Inc.                       32,230      713
Target Corp.                         226,533    9,299
Tiffany & Co.                         35,787    1,126
TJX Cos., Inc.                        71,119    2,835
Toys "R" Us, Inc. (a)                 48,352    1,003
V.F. Corp.                            27,272    1,064
Wal-Mart Stores, Inc.              1,118,127   64,348
Walgreen Co.                         255,876    8,613
                                              -------
                                              193,924
                                              -------
CONSUMER SERVICES - 1.5%
AMR Corp. (a)                         37,676      835
Carnival Corp.                       147,023    4,128
Convergys Corp. (a)                   41,870    1,570
Darden Restaurants, Inc.              28,948    1,025
Delta Air Lines, Inc.                 30,149      882
Harrah's Entertainment, Inc. (a)      28,675    1,061
Hilton Hotels Corp.                   90,327      986
Marriot International, Inc. Class A   62,392    2,536
McDonald's Corp.                     325,064    8,604
Sabre Holdings Corp. Class A (a)       32,561    1,379
Sapient Corp. (a)                     30,093      232
Southwest Airlines Co.               191,746    3,544
Starwood Hotels & Resorts
  Worldwide, Inc. Class B             48,648    1,452
Tricon Global Restaurants, Inc. (a)   35,996    1,771

See notes to financial statements.

                                       24

                                              MARKET
                                               VALUE
                                               (000)
                                     SHARES      $
                                   ---------  -------
USAirways Group, Inc. (a)             16,397      104
Walt Disney Co.                      510,552   10,579
Wendy's International, Inc.           27,786      811
                                              -------
                                               41,499
                                              -------
ELECTRICAL EQUIPMENT - 0.6%
American Power Conversion Corp. (a)   46,956      680
CIENA Corp. (a)                       80,131    1,146
Molex, Inc.                           47,811    1,480
Power-One, Inc. (a)                   18,992      197
Tektronix, Inc. (a)                   22,917      591
Texas Instruments, Inc.              436,351   12,218
Thomas & Betts Corp.                  14,222      301
                                              -------
                                               16,613
                                              -------
ELECTRONICS - 2.0%
Agilent Technologies, Inc. (a)       115,750    3,300
Altera Corp. (a)                      98,227    2,085
Analog Devices, Inc. (a)              90,307    4,009
Applied Micro Circuits Corp. (a)      73,616      833
Broadcom Corp. (a)                    65,766    2,688
Conexant Systems, Inc. (a)            60,517      869
JDS Uniphase Corp. (a)               331,935    2,878
KLA Tencor Corp. (a)                  47,505    2,353
Lexmark International Group, Inc.
  Class A (a)                         31,409    1,853
Linear Technology Corp.               79,934    3,114
Maxim Integrated Products, Inc. (a)   82,040    4,307
Novellus Systems, Inc. (a)            34,858    1,375
NVIDIA Corp. (a)                      35,900    2,402
QLogic Corp. (a)                      22,610    1,006
QUALCOMM, Inc. (a)                   190,037    9,591
Sanmina Corp. (a)                    130,431    2,594
Solectron Corp. (a)                  205,046    2,313
Teradyne, Inc. (a)                    42,677    1,286
Vitesse Semiconductor Corp. (a)       44,943      559
Xilinx, Inc. (a)                      83,790    3,272
                                              -------
                                               52,687
                                              -------

ENERGY - 6.7%
Amerada Hess Corp.                    21,845    1,365
Anadarko Petroleum Corp.              63,013    3,582
Apache Corp.                          33,749    1,683
Ashland, Inc.                         16,903      779
Baker Hughes, Inc.                    85,078    3,103
Burlington Resources, Inc.            54,922    2,062
Calpine Corp. (a)                     73,121    1,228
ChevronTexaco Corp.                  266,181   23,853
Conoco, Inc.                         156,163    4,419
Constellation Energy Group            40,071    1,064
Devon Energy Corp.                    31,737    1,227
El Paso Corp.                        128,707    5,742
EOG Resources, Inc.                   28,348    1,109
ExxonMobil Corp.                   1,712,989   67,320
Halliburton Co.                      109,842    1,439
Kerr-McGee Corp.                      24,514    1,343
Kinder Morgan, Inc.                   28,015    1,560
McDermott International, Inc. (a)     15,030      184
Mirant Corp. (a)                      87,159    1,396
Nabors Industries, Inc. (a)           35,923    1,233
Noble Drilling Corp. (a)              32,874    1,119
Occidental Petroleum Corp.            94,730    2,513
Phillips Petroleum Co.                94,565    5,699
Progress Energy, Inc.                 55,577    2,503
Rowan Cos., Inc. (a)                  23,121      448
Royal Dutch Petroleum Co. ADR        535,624   26,256
Schlumberger, Ltd.                   144,570    7,944
Sempra Energy                         50,480    1,239
Sunoco, Inc.                          20,548      767
Transocean Sedco Forex, Inc.          81,421    2,754
Unocal Corp.                          62,485    2,254
Marathon Oil Corp.                    79,119    2,374
                                              -------
                                              181,561
                                              -------
FINANCE - 17.9%
AFLAC, Inc.                          132,283    3,249
Allstate Corp.                       183,002    6,167
Ambac Financial Group, Inc.           25,934    1,501
American Express Co.                 334,389   11,934

See notes to financial statements.

                                       25

                                              MARKET
                                               VALUE
                                               (000)
                                     SHARES      $
                                   ---------  -------
American International Group, Inc.   655,103   52,015
AmSouth BanCorp.                      90,702    1,714
AON Corp.                             67,027    2,381
Bank of America Corp.                393,997   24,802
Bank of New York Co., Inc.           185,475    7,567
Bank One Corp.                       292,517   11,423
BB&T Corp.                           110,151    3,978
Bear Stearns Cos, Inc.                22,623    1,327
Capital One Financial Corp.           52,821    2,850
Charter One Financial, Inc.           53,146    1,443
Chubb Corp.                           44,088    3,042
CIGNA Corp.                           37,735    3,496
Cincinnati Financial Corp.            39,400    1,503
Citigroup, Inc.                    1,288,365   65,037
Comerica, Inc.                        45,721    2,620
Concord EFS, Inc. (a)                121,186    3,973
Conseco, Inc. (a)                     82,732      369
Countrywide Credit Industries, Inc.   28,997    1,188
Equifax, Inc.                         35,030      846
Equity Office Properties Trust       102,500    3,083
Equity Residential Properties
  Trust                               65,700    1,886
Fannie Mae                           249,719   19,853
Federal Home Loan Mortgage Corp.     175,055   11,449
Fifth Third Bancorp                  144,660    8,908
Fiserv, Inc. (a)                      48,046    2,033
FleetBoston Financial Corp.          261,731    9,553
Franklin Resources, Inc.              67,123    2,367
Golden West Financial Corp.           40,775    2,400
Hartford Financial Services
  Group, Inc.                         59,600    3,745
Household International Corp.        117,002    6,779
Huntington Bancshares, Inc.           61,483    1,056
J.P. Morgan Chase & Co.              495,481   18,011
Jefferson-Pilot Corp.                 37,271    1,725
John Hancock Financial
  Services, Inc.                      77,700    3,209
KeyCorp.                             107,815    2,624
Lehman Brothers Holdings, Inc.        61,645    4,118
Lincoln National Corp.                48,139    2,338
Loews Corp.                           49,932    2,765
Marsh & McLennan Cos., Inc.           69,446    7,462
MBIA, Inc.                            36,329    1,948
MBNA Corp.                           214,883    7,564
Mellon Financial Corp.               119,279    4,487
Merrill Lynch & Co., Inc.            210,689   10,981
MetLife, Inc.                        186,984    5,924
MGIC Investment Corp.                 26,245    1,620
Moody's Corp.                         38,620    1,539
Morgan Stanley Dean Witter & Co.     274,605   15,361
National City Corp.                  150,153    4,391
Northern Trust Corp.                  56,077    3,377
Paychex, Inc.                         94,040    3,295
PNC Financial Services, Group Inc.    72,256    4,061
Progressive Corp.                     18,694    2,791
Providian Financial Corp.             69,919      248
Regions Financial Corp.               55,690    1,673
SAFECO Corp.                          31,298      975
Schwab (Charles) Corp.               346,052    5,353
SouthTrust Corp.                      87,210    2,146
St. Paul Cos., Inc.                   54,429    2,393
State Street Corp.                    81,726    4,270
Stilwell Financial, Inc.              53,659    1,461
SunTrust Banks, Inc.                  72,950    4,574
Synovus Financial Corp.               71,060    1,780
T. Rowe Price Group, Inc.             30,016    1,043
Torchmark Corp.                       30,751    1,210
U.S. BanCorp.                        488,575   10,226
Union Planters Corp.                  33,600    1,516
UnumProvident Corp.                   59,112    1,567
USA Education, Inc.                   41,015    3,446
Wachovia Corp.                       340,838   10,689
Washington Mutual, Inc.              221,475    7,242
Wells Fargo Co.                      428,381   18,613
XL Capital, Ltd. Class A              33,650    3,074
Zions BanCorp.                        22,561    1,186
                                              -------
                                              481,813
                                              -------

See notes to financial statements.

                                       26

                                              MARKET
                                               VALUE
                                               (000)
                                     SHARES      $
                                   ---------  -------
GENERAL BUSINESS - 2.9%
American Greetings Corp. Class A      15,574      215
Automatic Data Processing, Inc.      156,874    9,240
Cendant Corp. (a)                    243,621    4,777
Cintas Corp.                          41,428    1,989
Clear Channel Communications,
  Inc. (a)                           148,922    7,582
Comcast Corp. Special Class A (a)    237,415    8,547
Computer Sciences Corp. (a)           43,297    2,121
Deluxe Corp.                          17,307      720
Dow Jones & Co., Inc.                 21,109    1,155
Ecolab, Inc.                          31,286    1,259
First Data Corp.                      95,515    7,493
Fluor Corp.                           19,395      725
Gannett Co., Inc.                     66,091    4,443
H&R Block, Inc.                       44,738    2,000
IMS Health, Inc.                      72,156    1,408
Interpublic Group Cos., Inc.          95,054    2,808
KB Home                               10,857      435
Knight-Ridder, Inc.                   21,029    1,365
McGraw-Hill, Inc.                     49,486    3,018
Meredith Corp.                        12,204      435
New York Times Co. Class A            39,014    1,687
Omnicom Group, Inc.                   46,582    4,162
Quintiles Transnational Corp. (a)     28,594      460
R.R. Donnelley & Sons Co.             28,742      853
Robert Half International, Inc. (a)   42,808    1,143
TMP Worldwide, Inc. (a)               26,023    1,116
Tribune Co.                           75,621    2,831
Waste Management, Inc.               156,447    4,992
                                              -------
                                               78,979
                                              -------
SHELTER - 0.4%
Centex Corp.                          14,477      827
Georgia-Pacific Group                 58,185    1,606
Louisiana Pacific Corp.               25,545      216
Masco Corp.                          116,774    2,861
Pulte Corp.                           14,401      643
Sherwin-Williams Co.                  38,092    1,048
Vulcan Materials Co.                  24,791    1,188
Weyerhaeuser Co.                      54,409    2,942
                                              -------
                                               11,331
                                              -------

TECHNOLOGY - 14 2%
Adobe Systems, Inc.                   61,386    1,906

Advanced Micro Devices, Inc. (a)      84,270    1,337
Apple Computer, Inc. (a)              89,719    1,965
Applera Corp. - Applied
Biosystems Group                      51,740    2,032
Applied Materials, Inc. (a)          204,837    8,214
Autodesk, Inc.                        13,231      493
BMC Software, Inc. (a)                59,654      977
Cisco Systems, Inc. (a)            1,829,171   33,126
Citrix Systems, Inc. (a)              45,254    1,025
COMPAQ Computer Corp.                424,671    4,145
Computer Associates
  International, Inc.                143,859    4,962
Compuware Corp. (a)                   90,090    1,062
Dell Computer Corp. (a)              649,206   17,645
Electronic Data Systems Corp.        117,671    8,066
EMC Corp.                            554,382    7,451
Gateway, Inc. (a)                     79,076      636
Guidant Corp. (a)                     77,283    3,849
Hewlett-Packard Co.                  487,753   10,018
Honeywell International, Inc.        204,232    6,907
Intel Corp.                        1,681,670   52,889
International Business Machines
  Corp.                              431,405   52,183
International Game
  Technology (a)                      18,123    1,238
Intuit, Inc. (a)                      53,470    2,287
Jabil Circuit, Inc. (a)               46,799    1,063
LSI Logic Corp. (a)                   88,540    1,397
Mercury Interactive Corp. (a)         20,237      688
Micron Technology, Inc. (a)          149,859    4,646
Microsoft Corp. (a)                1,348,656   89,375
National Semiconductor Corp. (a)      42,518    1,309
NCR Corp. (a)                         23,649      872
Network Appliance, Inc. (a)           79,708    1,743
Novell, Inc. (a)                      88,215      405

See notes to financial statements.

                                       27


                                              MARKET
                                               VALUE
                                               (000)
                                     SHARES      $
                                   ---------  -------
Oracle Systems Corp. (a)           1,401,509   19,355
Palm, Inc. (a)                       138,886      539
Parametric Technology Corp. (a)       64,737      503
PeopleSoft, Inc. (a)                  75,123    3,020
PerkinElmer, Inc.                     32,191    1,127
PMC-Sierra, Inc. (a)                  40,322      857
Rockwell International Corp.          44,787      800
Scientific-Atlanta, Inc.              39,921      956
Siebel Systems, Inc. (a)             114,732    3,210
Sun Microsystems, Inc. (a)           817,269   10,052
Symbol Technologies, Inc.             55,500      881
Tellabs, Inc. (a)                    100,185    1,498
Textron, Inc.                         34,531    1,432
Thermo Electron Corp.                 44,389    1,059
Unisys Corp. (a)                      77,514      972
VERITAS Software Corp. (a)            99,959    4,481
Xerox Corp.                          170,039    1,772
Yahoo!, Inc. (a)                     145,024    2,574
                                              -------
                                              380,999
                                              -------
TELECOMMUNICATIONS - 7.8%
ADC Telecommunications, Inc. (a)     191,459      881
Andrew Corp. (a)                      19,974      437
AOL Time Warner, Inc. (a)          1,107,356   35,546
AT&T Corp.                           885,966   16,071
AT&T Wireless Services, Inc. (a)     635,728    9,135
Avaya, Inc. (a)                       69,515      845
BellSouth Corp.                      467,793   17,846
CenturyTel, Inc.                      34,535    1,133
Citizens Communications Co. (a)       69,842      745
Comverse Technology, Inc. (a)         45,440    1,016
Lucent Technologies, Inc.            859,409    5,406
Motorola, Inc.                       551,791    8,288
Nextel Communications, Inc.          195,939    2,147
  Class A (a)
Nortel Networks Corp.                795,417    5,966
Qwest Communications                 414,435    5,856
International, Inc.
SBC Communications, Inc.             841,679   32,969
Univision Communications,
  Inc. Class A (a)                    53,610    2,169
Verizon Communications               679,797   32,263
Viacom, Inc. Class B (a)             444,341   19,618
WorldCom, Inc.                       738,640   10,400
                                              -------
                                              208,737
                                              -------
TRANSPORTATION - 0 6%
Burlington Northern, Inc.             99,181    2,829
CSX Corp.                             52,299    1,833
FedEx Corp. (a)                       77,293    4,010
Navistar International Corp.          14,504      573
Norfolk Southern Corp.                94,254    1,728
Ryder Systems, Inc.                   13,865      307
Union Pacific Corp.                   62,415    3,558
                                              -------
                                               14,838
                                              -------
UTILITIES - 3.0%
AES Corp. (a)                        136,343    2,229
Allegheny Energy, Inc.                30,555    1,107
Alltel Corp.                          78,156    4,825
Ameren Corp.                          33,557    1,419
American Electric Power Co.,          81,019    3,527
  Inc.
Cinergy Corp.                         38,949    1,302
CMS Energy Corp.                      32,338      777
Consolidated Edison, Inc.             54,467    2,198
Dominion Resources, Inc.              65,285    3,924
DTE Energy Co.                        40,371    1,693
Duke Energy Corp. NPV                194,679    7,643
Dynegy, Inc. Class A                  82,208    2,096
Edison International                  79,792    1,205
Entergy Corp.                         56,674    2,217
Exelon Corp.                          80,681    3,863
FirstEnergy Corp.                     75,458    2,639
FPL Group, Inc.                       45,008    2,538
KeySpan Corp.                         33,643    1,166
Niagara Mohawk Holdings, Inc. (a)     38,765      687
NICOR, Inc.                           11,144      464
NiSource, Inc.                        50,611    1,167

See notes to financial statements.

                                                 MARKET
                                                 VALUE
                                                 (000)
                                     SHARES        $
                                   ---------  ---------
Peoples Energy Corp.                   8,299        315
PG&E Corp.                            94,845      1,825
Pinnacle West Capital Corp.           20,781        870
PPL Corp.                             35,741      1,246
Public Service Enterprise
  Group, Inc.                         53,371      2,252
Reliant Energy, Inc.                  72,856      1,932
Southern Co.                         171,237      4,341
Sprint Corp. (Fon Group)             221,391      4,446
Sprint Corp. (PCS Group)(a)          246,845      6,025
TECO.Energy, Inc.                     33,200        871
TXU Corp.                             64,715      3,051
Williams Cos                         129,163      3,296
Xcel Energy, Inc.                     87,095      2,416
                                                 ------
                                                 81,572
                                                 ------
TOTAL COMMON STOCKS
(cost $2,357,647,405)                         2,621,348
                                              ---------

                                       PAR
                                      AMOUNT
                                      (000)
                                     -------
GOVERNMENT AND AGENCY
  SECURITIES - 0 3%
United States Treasury Bill (b)(c)
  1.65% due 03/14/02                  $8,235    8,208
                                              -------
TOTAL GOVERNMENT AND AGENCY
  SECURITIES (cost $8,207,824)                  8,208
                                              -------


                                            MARKET
                                             VALUE
                                             (000)
                                SHARES         $
                                ------    ---------
SHORT TERM INVESTMENTS - 4 5%
AIM Short Term Investment
  Prime Portfolio               61,912       61,912
State Street Navigator
  Securities Lending Prime
  Portfolio (d)                 60,799       60,799
Money Market Obligations             3            3
                                         ----------

TOTAL SHORT TERM INVESTMENTS
(cost $122,714,230)                         122,714
                                         ----------
TOTAL INVESTMENTS - 102.2%
(cost $2,488,569,459)                     2,752,270

OTHER ASSETS AND LIABILITIES NET - (2.2%)   (59,972)
                                         ----------
NET ASSETS -100%                         $2,692,298
                                         ==========

(a) Non-Inc.ome producing security.
(b) Held as collateral in connection with futures contracts purchased by the Portfolio.
(c) Rate represents annualized yield at date of purchase.
(d) Security represents investment made with cash collateral received from securities loaned.

ABBREVIATIONS
ADR - American Depositary Receipt
NV - Non-voting

                              NUMBER    UNREALIZED
                                OF     APPRECIATION
                             CONTRACTS     (000)
                             --------- -------------

SCHEDULE OF FUTURES CONTRACTS

S&P 500 Financial Futures
Contracts
    Expiration date 03/2002      230      $   1,224
                                          ---------
Total unrealized appreciation
    on Open futures contracts
    purchased                             $   1,224
                                          =========

See notes to financial statements.
                                       29

STATEMENT OF ASSETS AND LIABILITIES
(Amounts in thousands)                                         December 31, 2001

ASSETS
Investments at market (identified cost $2,488,569)                         $2,752,270
Receivables:
  Investments sold                                                                453
  Dividends and interest                                                        2,777
                                                                           ----------
    Total assets                                                            2,755,500

LIABILITIES
Payables:
  Investments purchased                                       $ 1,720
  Due upon return of securities loaned                         60,799
  Management fees (Note 4)                                        102
  Daily variation margin on futures contracts                     581
                                                              -------
    Total liabilities                                                          63,202
                                                                           ----------

NET ASSETS                                                                 $2,692,298
                                                                           ==========

COMPOSITION OF NET ASSETS
Paid-in Capital                                                            $2,427,373
Net unrealized appreciation on investments and futures contracts              264,925
                                                                           ----------

NET ASSETS                                                                 $2,692,298
                                                                           ==========

See notes to financial statements.

STATEMENT OF OPERATIONS
(Amounts in thousands)                      For the Year Ended December 31, 2001

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $260)                         $  35,575
  Interest                                                                      2,845
                                                                             --------
    Total Investment Income                                                    38,420

EXPENSES
  Management fees (Note 4)                                    $  1,252
                                                              --------
    Total Expenses                                                              1,252
                                                                             --------
NET INVESTMENT INCOME                                                          37,168
                                                                             --------
REALIZED AND UNREALIZED LOSS NET
Net realized loss on:
  Investments and foreign currency transactions               (130,959)
  Futures contracts                                            (12,772)
                                                              ---------
                                                                             (143,731)

Net change in unrealized appreciation/(depreciation) on:
  Investments and foreign currency transactions               (265,286)
  Futures contracts                                              2,958
                                                              --------
                                                                             (262,328)
                                                                            ---------
Net realized and unrealized los                                              (406,059)
                                                                            ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $(368,891)
                                                                            =========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                               FOR THE YEAR       FOR THE PERIOD
                                                                   ENDED              ENDED
                                                               DECEMBER31, 2001  DECEMBER31, 2000*
                                                          ---------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income                                     $   37,168             $   24,343
  Net realized loss                                           (143,731)               (51,513)
  Net change in unrealized depreciation                       (262,328)              (145,536)
                                                            ----------              ----------
    Net decrease in net assets resulting from operations      (368,891)              (172,706)
                                                            ----------              ----------
CAPITAL TRANSACTIONS
  Proceeds from contributions                                  720,722              3,861,947
  Fair value of withdrawals                                   (616,804)              (731,970)
                                                            ----------              ----------
    Net increase in net assets from capital transactions       103,918              3,129,977
                                                            ----------             ----------
TOTAL NET INCREASE/(DECREASE) IN NET ASSETS                   (264,973)             2,957,271

NET ASSETS
  Beginning of period                                        2,957,271                     --
                                                            ----------             ----------
  End of period                                             $2,692,298             $2,957,271
                                                            ==========             ==========


----------
*  The Portfolio commenced operations on March 1, 2000.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

                                                            FOR THE YEAR        FOR THE PERIOD
                                                                ENDED                ENDED
                                                           DECEMBER 31, 2001  DECEMBER 31, 2000*
                                                           -----------------  ------------------
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (in thousands)                  $2,692,298         $2,957,271
  Ratios to average net assets:
    Operating expenses                                           0.045%             0.045%**
    Net investment income                                         1.34%              1.14%**
  Portfolio turnover rate                                           14%                18%
  Total return (a)                                              (11.94%)            (2.41%)***

----------
*   The Portfolio commenced operations on March 1, 2000.
**  Annualized
*** Not Annualized
(a) Results represent past performance and are not indicative of future results.

See notes to financial statements.

                                                   NOTES TO FINANCIAL STATEMENTS

                                                               December 31, 2001

1.  ORGANIZATION

    State Street Master Funds (the "Trust") is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises five investment portfolios: The State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street MSCI(R) EAFE(R) Index Portfolio, and the State Street Aggregate Bond Index Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the "Portfolio"). At December 31, 2001, only State Street MSCI(R) EAFE(R) Index Portfolio and the State Street Equity 500 Index Portfolio had commenced operations. The Declaration of the Trust permits the Board of Trustees to issue an unlimited number of shares of beneficial interest.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

    SECURITY VALUATION: The Portfolio's investments are valued each business day by independent pricing services. Equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. Investments in other mutual funds are valued at the net asset value per share. Over-the-counter equities, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price.

    Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security.

    The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

    SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

    All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each investor's average net assets.

    FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's interest holders in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

    FUTURES: The Portfolio may enter into financial futures contracts. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio is required to segregate securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

    The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

    SECURITIES LENDING: The Trust, on behalf of the Portfolio, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Portfolio may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are secured at all times by cash, U.S. Government Securities or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows: 75% to the Portfolio and 25% to State Street.

    The primary risk associated with securities lending is that if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At December 31, 2001, the value of the securities loaned amounted to $58,241,608. The loans were collateralized with cash of $60,798,725, which the Portfolio then invested in the State Street Navigator Securities Lending Prime Portfolio.

3.  SECURITIES TRANSACTIONS

    For the period ended December 31, 2001, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $555,450,402 and $456,069,197, respectively. The aggregate gross unrealized appreciation and depreciation were $535,727,395 and $272,026,746, respectively, as of December 31, 2001.

4.  RELATED PARTY FEES AND TRANSACTIONS

    The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA"), a subsidiary of State Street Corp. and an affiliate of State Street, under which SSgA, directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal and audit expenses), SSgA receives a management fee, calculated daily, at the annual rate of 0.045% of the Portfolio's average daily net assets.

                         STATE STREET MASTER FUNDS (UNAUDITED)

                                                                                   NUMBER OF
                                                                                   PORTFOLIOS IN    OTHER
                         POSITION(S)  TERM OF OFFICE                               FUND COMPLEX     DIRECTORSHIPS
                         HELD WITH    AND LENGTH OF     PRINCIPAL OCCUPATION       OVERSEEN BY      HELD BY
NAME, ADDRESS, AND AGE   FUND         TIME SERVED       DURING PAST FIVE YEARS     TRUSTEE          TRUSTEE
--------------------     -----------  -------------     ----------------------     -------------    -------------
NON-INTERESTED TRUSTEES

Michael F. Holland       Trustee and  Term: Indefinite  Holland & Company          10               Director of the
Age: 57                  Chairman of  Elected: 9/99     L.L.C.,Chairman,                            Holland Series
P.O. Box 5049            the Board                      1995 to present.                            Fund, Inc. and the
Boston, MA 02206                                                                                    China Fund, Inc.

William L. Boyan         Trustee      Term: Indefinite  Trustee of Old Mutual      10               Trustee of Old
Age: 65                               Elected: 9/99     South Africa Equity Trust                   Mutual South
P.O. Box 5049                                           since 1983; Chairman of                     Africa Equity
Boston, MA 02206                                        the Board of Trustees of                    Trust
                                                        Children's Hospital and
                                                        Children's Medical Center
                                                        since 1984; Director of
                                                        John Hancock Mutual
                                                        Life Insurance Company,
                                                        1983 to 1998; and
                                                        President and Chief
                                                        Operations Officer of
                                                        John Hancock Mutual
                                                        Life Insurance Company,
                                                        1992 to 1998.  Mr.Boyan
                                                        retired in 1999.

Rina K. Spence           Trustee      Term: Indefinite  President of SpenceCare    10               Director of
Age: 53                               Elected: 7/99     International LLC since                     Berkshire Life
P.O. Box 5049                                           1998; Chief Executive                       Insurance
Boston, MA 02206                                        Officer of Consensus                        Company of
                                                        Pharmaceutical, Inc.,                       America
                                                        1998 to 1999; and
                                                        Founder, President and
                                                        Chief Executive Officer
                                                        of Spence Center for
                                                        Women's Health, 1994 to
                                                        1998.

                                       37

                                                                                   NUMBER OF
                                                                                   PORTFOLIOS IN    OTHER
                         POSITION(S)  TERM OF OFFICE                               FUND COMPLEX     DIRECTORSHIPS
                         HELD WITH    AND LENGTH OF     PRINCIPAL OCCUPATION       OVERSEEN BY      HELD BY
NAME, ADDRESS, AND AGE   FUND         TIME SERVED       DURING PAST FIVE YEARS     TRUSTEE          TRUSTEE
--------------------     -----------  -------------     ----------------------     -------------    -------------
Douglas T.Williams       Trustee      Term: Indefinite  Executive Vice President   10               None
Age: 60                               Elected: 7/99     of Chase Manhattan Bank,
P.O. Box 5049                                           1987 to 1999. Mr. Williams
Boston, MA 02206                                        retired in 1999.

OFFICERS:
---------

Kathleen C. Cuocolo      President    Term: Indefinite  Executive Vice President   --               --
Age: 49                               Elected: 5/00     of State Street Bank and
Two Avenue de Lafayette                                 Trust Company since
Boston, MA 02111                                        2000; and Senior Vice
                                                        President of State Street
                                                        Bank and Trust Company,
                                                        1982 to 2000.

Janine L. Cohen          Treasurer    Term: Indefinite  Senior Vice President of   --               --
Age: 48                               Elected: 5/00     State Street Bank and
Two Avenue de Lafayette                                 Trust Company since 2001;
Boston, MA 02111                                        and Vice Presdient of
                                                        State Street Bank and Trust
                                                        Company, 1992 to 2000.

Julie A. Tedesco         Secretary    Term: Indefinite  Vice President and         --               --
Age: 44                               Elected: 5/00     Counsel of State Street
One Federal Street                                      Bank and Trust Company
Boston, MA 02110                                        since 2000; and Counsel
                                                        of First Data Investor
                                                        Services Group, Inc,
                                                        1994 to 2000.

K. David James           Assistant    Term: Indefinite  Associate Counsel of       --               --
Age: 31                  Secretary    Elected: 9/01     State Street Bank and
One Federal Street                                      Trust Company since
Boston, MA 02110                                        2000, and 1998 to 1999;
                                                        Paralegal Manager of
                                                        PFPC Inc, 1999 to 2000;
                                                        and Legal Manager of
                                                        Fidelity Investments,
                                                        1996 to 1998.

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees of State Street Master Funds and
Owners of Beneficial Interest of State Street Equity 500 Index Portfolio:

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments and schedule of futures contracts, of the State Street Equity 500 Index Portfolio (one of the portfolios constituting State Street Master Funds) (the "Portfolio") as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period from March 1, 2000 (commencement of operations) to December 31, 2000. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Equity 500 Index Portfolio of State Street Master Funds at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and for the period from March 1, 2000 (commencement of operations) to December 31, 2000, in conformity with accounting principles generally accepted in the United States.

                                                            /s/ERNST & YOUNG LLP

Boston, Massachusetts
February 8, 2002

[GRAPHICS]

[SSgA(R) FUNDS LOGO]

SEMIANNUAL REPORT

INTERNATIONAL STOCK SELECTION FUND

FEBRUARY 28, 2002

                                  SSgA(R) FUNDS

                       INTERNATIONAL STOCK SELECTION FUND

                          Semiannual Report (Unaudited)
                                February 28, 2002

                                Table of Contents

                                                                          PAGE
      Financial Statements                                                  3

      Financial Highlights                                                 10

      Notes to Financial Statements                                        11

      Fund Management and Service Providers                                17

"SSgA(R)" IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INTERNATIONAL MARKETS ENTAIL DIFFERENT RISKS THAN THOSE TYPICALLY ASSOCIATED WITH DOMESTIC MARKETS, INCLUDING CURRENCY FLUCTUATIONS, POLITICAL AND ECONOMIC INSTABILITY, ACCOUNTING CHANGES AND FOREIGN TAXATION. SECURITIES MAY BE LESS LIQUID AND MORE VOLATILE. PLEASE SEE THE PROSPECTUS FOR FURTHER DETAILS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
INTERNATIONAL STOCK SELECTION FUND
STATEMENT OF NET ASSETS
                                                   FEBRUARY 28, 2002 (UNAUDITED)

                                                                                MARKET
                                                                NUMBER           VALUE
                                                                  OF             (000)
                                                                SHARES             $
                                                              ---------         ------
COMMON STOCKS - 98.0%
AUSTRALIA - 2.9%
Broken Hill Proprietary Co.                                     148,463            905
CSR, Ltd.                                                        93,946            313
National Australia Bank, Ltd.                                    20,000            370
Qantas Airways, Ltd.                                            130,000            301
                                                                                ------
                                                                                 1,889
                                                                                ------

AUSTRIA - 1.4%
OMV AG                                                            4,475            377
Telekom Austria AG New (a)                                       62,083            499
                                                                                ------
                                                                                   876
                                                                                ------

BELGIUM - 0.6%
Union Miniere SA                                                  9,838            406
                                                                                ------

DENMARK - 2.5%
Coloplast AS Class B                                              4,500            311
Dampskinsselkabat AF 1912 Class B                                    65            492
H. Lundbeck AS (a)                                               14,522            437
Novozymes AS Series B                                            19,504            396
                                                                                ------
                                                                                 1,636
                                                                                ------

FINLAND - 1.8%
Nokia Oyj                                                        56,241          1,197
                                                                                ------

FRANCE - 10.5%
Alstom                                                           25,000            299
Altran Technologies SA                                            6,800            323
Assurances Generales de France                                   11,963            569
BNP Paribas SA (a)                                               28,664          1,391
Compagnie de Saint Gobain                                         2,133            332
Credit Lyonnais                                                   7,200            238
Lagardere SCA                                                     7,500            305
PSA Peugeot Citroen (a)                                          17,532            764
Sanofi-Synthelabo SA                                             12,398            815
Suez SA (a)                                                       6,090            170
TotalFina SA                                                        810            119
TotalFinaElf SA Class B                                           6,600            971
Vivendi Universal SA                                             14,960            581
                                                                                ------
                                                                                 6,877
                                                                                ------

GERMANY - 8.9%
Altana AG                                                        12,200            616
AMB - Aachener & Muenchener Beteiligungs AG                       3,300            331
Bayerische Hypo - und Vereinsbank AG                             20,000            612
DaimlerChrysler AG                                                7,700            309
Deutsche Bank AG                                                  5,000            294
E.On AG                                                          18,000            885
Hugo Boss AG                                                     10,000            190
Karstadt AG                                                       8,000            278
Muenchener Rueckversicherungs - Gesellschaft AG                   1,850            452
SAP AG                                                            3,565            485
Siemens AG                                                        8,500            498
Suedzucker AG                                                    15,000            221
Volkswagen AG                                                    13,500            647
                                                                                ------
                                                                                 5,818
                                                                                ------

HONG KONG - 2.1%
Jardine Matheson Holdings, Ltd. - ADR (a)                        70,988            398
Li & Fung, Ltd.                                                 320,000            435
New World Development Co., Ltd.                                 323,769            262
Oriental Press Group                                          1,970,000            262
                                                                                ------
                                                                                 1,357
                                                                                ------

IRELAND - 0.4%
Bank of Ireland                                                  29,088            282
                                                                                ------

ITALY - 5.1%
Banca Popolare di Milano                                        171,396            643
ENI SPA (a)                                                     123,250          1,690
Parmalat Finanziaria SPA (a)                                    100,000            310
Telecom Italia Mobile SPA Di Risp                                50,300            184
Telecom Italia SPA RNC                                           98,725            513
                                                                                ------
                                                                                 3,340
                                                                                ------

                                        3

                                                                                MARKET
                                                                NUMBER           VALUE
                                                                  OF             (000)
                                                                SHARES             $
                                                              ---------         ------
JAPAN - 15.6%
Alps Electric Co.                                                33,000            298
Canon, Inc.                                                      12,000            420
Dainippon Ink and Chemicals, Inc.                               109,000            164
Dainippon Pharmaceutical Co., Ltd.                               40,000            381
DDI Corp.                                                           190            343
Eisai Co., Ltd.                                                  23,000            553
Honda Motor Co., Ltd.                                            11,000            439
Kawasaki Heavy Industries (a)                                   314,000            269
Kubota Corp.                                                     75,000            208
Kyocera Corp.                                                     7,200            431
Matsushita Electric Industrial Co., Ltd.                         37,000            448
Mitsubishi Corp.                                                 87,000            603
Mitsubishi Electric Corp.                                        57,000            205
Mitsubishi Heavy Industries                                     116,000            317
Mitsubishi Pharma Corp.                                          20,000            197
Mitsubishi Tokyo Financial Group, Inc. (a)                           52            314
Mitsui Fudosan Co., Ltd.                                         56,000            415
Mizuho Holdings, Inc.                                                52             98
Nippon Oil Co.                                                  100,000            425
Nippon Telegraph & Telephone Corp.                                  168            535
Nissan Motor Co., Ltd.                                          105,000            684
Olympus Optical Co.                                              11,000            146
Ricoh Co., Ltd.                                                  44,000            780
Sapporo Breweries                                                70,000            173
Tanabe Seiyaku Co.                                               45,000            372
Tohoku Electric Power Co.                                        54,900            714
UFJ Holdings, Inc. (a)                                              102            217
                                                                                ------
                                                                                10,149
                                                                                ------

NETHERLANDS - 6.6%
ABN Amro Holding                                                 27,789            484
ASM Lithography Holding (a)                                      14,882            305
Buhrmann                                                         45,000            520
ING Groep                                                        24,324            579
Koninklijke Ahold                                                27,400            632
Koninklijke KPN (a)                                              76,664            367
Koninklijke (Royal) Philips Electronics                          19,750            516
Royal Dutch Petroleum Co.                                        17,914            926
                                                                                ------
                                                                                 4,329
                                                                                ------

NORWAY - 0.7%
Tandberg ASA (a)                                                 40,400            467
                                                                                ------

SINGAPORE - 0.5%
Fraser & Neave                                                   69,000            290
                                                                                ------

SPAIN - 4.0%
Banco Bilbao Vizcaya SA                                          13,000            150
Grupo Dragados SA                                                64,816            805
Iberdrola SA                                                     54,358            685
Telefonica SA (a)                                                59,911            699
Terra Networks SA (a)                                            34,000            254
                                                                                ------
                                                                                 2,593
                                                                                ------

SWEDEN - 1.7%
Nordic Baltic Holding AB                                         42,215            220
Svenska Celluosa Series B                                        17,500            562
Telefonaktiebolaget LM Ericsson AB Series B                      80,000            341
                                                                                ------
                                                                                 1,123
                                                                                ------

SWITZERLAND - 7.6%
Baloise Holdings, Ltd. (a)                                        7,190            507
Logitech International SA (a)                                     3,700            156
Nestle SA (a)                                                     7,760          1,716
Serono SA Series B                                                  840            635
Swatch Group AG (a)                                              24,000            438
Swisscom AG                                                         700            204
Swisscom AG 2002 Warrants (a)                                       700              3
Syngenta AG (a)                                                  11,949            660
UBS AG (a)                                                        9,006            418
Zurich Financial Services AG                                      1,200            233
                                                                                ------
                                                                                 4,970
                                                                                ------

                                        4

                                                                                MARKET
                                                                NUMBER           VALUE
                                                                  OF             (000)
                                                                SHARES             $
                                                              ---------         ------
UNITED KINGDOM - 25.1%
Airtours PLC                                                    147,362            464
Allied Domecq PLC                                                54,200            308
Barclays PLC                                                     27,000            792
Berkeley Group PLC                                               36,777            417
British Airways PLC                                              69,097            199
British American Tobacco PLC                                     99,757            915
BT Group PLC (a)                                                 65,000            235
CGNU PLC                                                         34,662            352
Corus Group PLC (a)                                             216,503            251
Debenhams PLC                                                   104,900            546
Garban PLC                                                       20,000            242
GlaxoSmithKline PLC                                              92,854          2,263
HSBC Holdings PLC                                                28,178            308
Imperial Chemical Industries PLC                                146,555            590
Imperial Chemical Industries PLC 2002 Rights (a)                 93,262            125
Lloyds TSB Group PLC                                            113,294          1,089
Man Group PLC                                                    43,800            642
Reckitt Benckiser PLC                                            46,604            737
Rentokil Initial PLC                                            141,936            535
Royal Bank of Scotland Group PLC                                 69,261          1,696
Royal & Sun Alliance Insurance Group PLC                        129,000            476
ScottishPower PLC                                                40,500            244
Shell Transport & Trading Co. PLC                                86,293            600
Taylor Woodrow PLC                                              122,500            339
Vodafone Group PLC                                              705,711          1,333
WPP Group PLC                                                    66,182            695
                                                                                ------
                                                                                16,393
                                                                                ------

TOTAL COMMON STOCKS
(cost $72,075)                                                                  63,992
                                                                                ------

PREFERRED STOCKS - 0.3%
AUSTRALIA - 0.3%
News Corp., Ltd.                                                 37,000            195
                                                                                ------

TOTAL PREFERRED STOCKS
(cost $249)                                                                        195
                                                                                ------

LONG-TERM INVESTMENTS - 0.1%
JAPAN - 0.1%
MTI Capital (Cayman), Ltd.                                    JPY39,000
(conv.) 0.500% due 10/01/07 (a)                                                     47
                                                                                ------

TOTAL LONG-TERM INVESTMENTS
(cost $281)                                                                         47
                                                                                ------

SHORT-TERM INVESTMENTS - 1.3%
UNITED STATES - 1.3%
AIM Short-Term Investment Prime Portfolio Class A                   398            398
Federated Investors Prime Cash Obligation Fund                      470            470
                                                                                ------

TOTAL SHORT-TERM INVESTMENTS
(cost $868)                                                                        868
                                                                                ------

TOTAL INVESTMENTS - 99.7%
(identified cost $73,472)                                                       65,102

OTHER ASSETS AND LIABILITIES,
NET - 0.3%                                                                         217
                                                                                ------

                                                                                65,319
                                                                                ======
NET ASSETS - 100.0%

(a) Nonincome-producing security.

ABBREVIATIONS:
ADR - American Depositary Receipt

FOREIGN CURRENCY ABBREVIATIONS:
EUR - Euro
JPY - Japanese Yen
USD - United States dollar

  See accompanying notes which are an integral part of the financial statements.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                UNREALIZED
                                               APPRECIATION
CONTRACTS TO     IN EXCHANGE                  (DEPRECIATION)
  DELIVER            FOR        SETTLEMENT         (000)
  (000)             (000)          DATE              $
------------     -----------    ----------    ---------------
EUR      800     USD     694    03/04/02                    2
JPY   45,000     USD     337    03/04/02                    1
USD      690     EUR     800    03/04/02                    2
USD      694     EUR     800    04/04/02                   --
USD      336     JPY  45,000    03/04/02                   (1)
USD      337     JPY  45,000    04/04/02                   --
                                              ---------------
                                                            4
                                              ===============

                                                                                 MARKET
INDUSTRY DIVERSIFICATION                                         % OF            VALUE
(UNAUDITED)                                                      NET             (000)
                                                                ASSETS             $
                                                                -------         ------
Consumer Discretionary                                             15.2%          9,938
Consumer Staples                                                    6.9           4,497
Energy                                                              9.2           6,013
Financials                                                         21.4          13,994
Health Care                                                         9.8           6,423
Industrials                                                         8.1           5,271
Information Technology                                              7.5           4,851
Materials                                                           4.7           3,049
Miscellaneous                                                       4.1           2,675
Telecommunication Services                                          7.3           4,779
Utilities                                                           4.1           2,697
Long-Term Investments                                               0.1              47
Short-Term Investments                                              1.3             868
                                                                -------         ------

Total Investments                                                  99.7          65,102
Other Assets and Liabilities, Net                                   0.3             217
                                                                -------         ------

                                                                  100.0%         65,319
                                                                =======         ======
NET ASSETS

                                                                                 MARKET
GEOGRAPHIC DIVERSIFICATION                                       % OF            VALUE
(UNAUDITED)                                                       NET            (000)
                                                                ASSETS             $
                                                                -------         ------
Asia                                                                5.7%          3,730
Europe                                                             51.9          33,915
Japan                                                              15.5          10,149
United Kingdom                                                     25.1          16,393
Long-Term Investments                                               0.1              47
Short-Term Investments                                              1.4             868
                                                                -------         ------

Total Investments                                                  99.7          65,102
Other Assets and Liabilities, Net                                   0.3             217
                                                                -------         ------

                                                                  100.0%         65,319
                                                                =======         ======
NET ASSETS

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNT)     FEBRUARY 28, 2002 (UNAUDITED)

ASSETS
Investments at market (including securities on loan of $11,927), (identified cost $73,472)                 $     65,102
Foreign currency holdings (identified cost $465)                                                                    461
Unrealized appreciation on forward foreign currency exchange contracts                                                5
Receivables:
   Dividends and interest                                                                                           149
   Fund shares sold                                                                                                  63
Prepaid expenses                                                                                                     24
Short-term investments held as collateral for securities loaned, at market                                       12,549
                                                                                                           ------------
      Total assets                                                                                               78,353


LIABILITIES
Payables:
   Fund shares redeemed                                                                      $       369
   Accrued fees to affiliates                                                                         77
   Other accrued expenses                                                                             38
Unrealized depreciation on forward foreign currency exchange contracts                                 1
Payable upon return of securities loaned, at market                                               12,549
                                                                                             -----------

Total liabilities                                                                                                13,034
                                                                                                           ------------

NET ASSETS                                                                                                 $     65,319
                                                                                                           ============

NET ASSETS CONSIST OF:
Undistributed net investment income                                                                        $         24
Accumulated net realized gain (loss)                                                                            (13,039)
Unrealized appreciation (depreciation) on:
   Investments                                                                                                   (8,370)
   Foreign currency-related transactions                                                                             (4)
Shares of beneficial interest                                                                                        10
Additional paid-in capital                                                                                       86,698
                                                                                                           ------------

NET ASSETS                                                                                                 $     65,319
                                                                                                           ============

NET ASSET VALUE, offering and redemption price per share:
   ($65,319,486 divided by 9,834,073 shares of $ 001 par value
      shares of beneficial interest outstanding)                                                           $       6.64
                                                                                                           ============

  See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS
Amounts in thousands      FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (UNAUDITED)

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $40)                                                        $        358
   Securities Lending Income                                                                                         45
   Interest                                                                                                          23
                                                                                                           ------------

      Total investment income                                                                                       426

EXPENSES
   Advisory fees                                                                             $       257
   Administrative fees                                                                                40
   Custodian fees                                                                                     81
   Distribution fees                                                                                  13
   Transfer agent fees                                                                                21
   Professional fees                                                                                  13
   Registration fees                                                                                  15
   Shareholder servicing fees                                                                         11
   Trustees' fees                                                                                      6
   Miscellaneous                                                                                       5
                                                                                             -----------
   Expenses before reductions                                                                        462
   Expense reductions                                                                               (119)
                                                                                             -----------

      Expenses, net                                                                                                 343
                                                                                                           ------------

Net investment income (loss)                                                                                         83
                                                                                                           ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                                                                                    (6,201)
   Futures contracts                                                                                (434)
   Foreign currency-related transactions                                                            (108)        (6,743)
                                                                                             -----------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                                                    (1,005)
   Futures contracts                                                                                 131
   Foreign currency-related transactions                                                             (33)          (907)
                                                                                             -----------
                                                                                                           ------------

Net realized and unrealized gain (loss)                                                                          (7,650)
                                                                                                           ------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                      $     (7,567)
                                                                                                           ============

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                                            FOR THE SIX
                                                                                            MONTHS ENDED    FOR THE FISCAL
                                                                                         FEBRUARY 28, 2002    YEAR ENDED
                                                                                            (UNAUDITED)     AUGUST 31, 2001
                                                                                         -----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income (loss)                                                          $              83  $           933
   Net realized gain (loss)                                                                         (6,743)          (7,122)
   Net change in unrealized appreciation (depreciation)                                               (907)         (15,327)
                                                                                         -----------------  ---------------
      Net increase (decrease) in net assets from operations                                         (7,567)         (21,516)
                                                                                         -----------------  ---------------

DISTRIBUTIONS
   From net investment income                                                                         (384)              --
   From net realized gain                                                                               --          (11,977)
                                                                                         -----------------  ---------------
   Net decrease in net assets from distributions                                                      (384)         (11,977)
                                                                                         -----------------  ---------------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions                                    (5,356)           6,474
                                                                                         -----------------  ---------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                                        (13,307)         (27,019)

NET ASSETS
   Beginning of period                                                                              78,626          105,645
                                                                                         -----------------  ---------------
   End of period (including undistributed net investment income of
      $24 and $325, respectively)                                                        $          65,319  $        78,626
                                                                                         =================  ===============

  See accompanying notes which are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                           FISCAL YEARS ENDED AUGUST  31,
                                                                ------------------------------------------------------------
                                                      2002*         2001        2000        1999        1998          1997
                                                   ----------   -----------  ----------   ---------   ---------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD               $     7.42   $     10.87  $    10.37   $    9.24   $   10.85    $   10.96

INCOME FROM OPERATIONS
   Net investment income (loss)(a)                        .01           .09         .09         .12         .16          .10
   Net realized and unrealized gain (loss)               (.75)        (2.28)        .54        2.09       (1.13)         .03
                                                   ----------   -----------  ----------   ---------   ---------    ---------
      Total income from operations                       (.74)        (2.19)        .63        2.21        (.97)         .13
                                                   ----------   -----------  ----------   ---------   ---------    ---------

DISTRIBUTIONS
   From net investment income                            (.04)           --        (.13)       (.39)       (.15)        (.18)
   From net realized gain                                  --         (1.26)         --        (.69)       (.49)        (.06)
                                                   ----------   -----------  ----------   ---------   ---------    ---------
      Total distributions                                (.04)        (1.26)       (.13)      (1.08)       (.64)        (.24)
                                                   ----------   -----------  ----------   ---------   ---------    ---------

NET ASSET VALUE, END OF PERIOD                     $     6.64   $      7.42  $    10.87   $   10.37   $    9.24    $   10.85
                                                   ==========   ===========  ==========   =========   =========    =========

TOTAL RETURN (%)(b)                                     (9.98)       (21.64)       6.09       26.88       (9.50)        1.17


RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)            65,319        78,626     105,645      99,916      76,565       83,930

   Ratios to average net assets (%)(c):
      Operating expenses, net (d)                        1.00          1.00        1.00        1.00        1.00         1.00
      Operating expenses, gross (d)                      1.35          1.33        1.28        1.37        1.29         1.40
      Net investment income                               .24          1.06         .79        1.30        1.23         1.12

Portfolio turnover rate (%)                             30.64         85.14       64.05       62.02       74.79        48.29

*   For the six months ended February 28, 2002 (Unaudited).
(a) For the periods subsequent to August 31, 1998, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) See Note 4 for current period amounts.

                                                   NOTES TO FINANCIAL STATEMENTS

                                                   FEBRUARY 28, 2002 (UNAUDITED)

1. ORGANIZATION
   The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 25 investment portfolios which are in operation as of February 28, 2002. These financial statements report on one portfolio, the SSgA International Stock Selection Fund (formerly "Active International Fund"), (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3,1987 and operates under a First Amended and Restated Master Trust Agreement, dated October13,1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. SIGNIFICANT ACCOUNTING POLICIES
   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION: International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the last reported sales price. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities. Futures contracts are valued on the basis of the last sale price. Investments in other mutual funds are valued at the net asset value per share.

   Short-term instruments maturing within 60 days of the valuation date are valued at amortized cost.

   The Fund may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   SECURITIES TRANSACTIONS: Securities transactions are recorded on the trade date basis. Realized gains and losses from the securities transactions are recorded on the basis of identified cost.

   INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

   AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

   FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

   It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At August 31, 2001, the Fund had a net tax basis capital loss carryover of $1,432,533, which may be applied against any realized net taxable gains in each succeeding year or until its expiration date of August 31, 2009.

   The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 2002 are as follows:

                                                                       NET
                                                                    UNREALIZED
     FEDERAL TAX          UNREALIZED          UNREALIZED           APPRECIATION
        COST             APPRECIATION       (DEPRECIATION)        (DEPRECIATION)
   -------------         ------------       --------------        -------------
   $  73,555,659         $  3,297,803       $  (11,751,382)        $ (8,453,579)

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Fund declares and pays dividends annually. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in foreign denominated investments, forward contracts, passive foreign investment companies and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

   EXPENSES: Most expenses can be directly attributed to the individual Fund. Expenses of the Investment Company which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

   FOREIGN CURRENCY TRANSLATIONS: The books and records of the Fund are maintained in US dollars. Foreign currency amounts and transactions of the Fund are translated into US dollars on the following basis:

   (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

   (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

   Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at period-end, resulting from changes in the exchange rates.

   It is not practical to isolate that portion of the results of operations of the Fund that arises as a result of changes in exchange rates, from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Fund does isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

   DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment strategies.

   The Fund typically uses derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Fund through the use of options and futures to earn "market-like" returns with the Fund's excess and liquidity reserve cash balances. Hedging is used by the Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   FOREIGN CURRENCY EXCHANGE CONTRACTS: In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Fund may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The Fund may enter into foreign currency forward overlays on liquidity reserve balances. Additionally, from time to time the Fund may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the accompanying Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open forward foreign currency exchange contracts at February 28, 2002 are presented in the accompanying Statement of Net Assets.

   FUTURES: The Fund is currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

   INVESTMENT IN INTERNATIONAL MARKETS: Investing in international markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

3. SECURITIES TRANSACTIONS
   INVESTMENT TRANSACTIONS: For the period ended February 28, 2002, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $20,125,694 and $22,765,611, respectively.

   SECURITIES LENDING: The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 28, 2002, the value of outstanding securities on loan and the value of collateral amounted to $11,927,388 and $12,548,572, respectively.

4. RELATED PARTIES
   ADVISER: Effective May 1, 2001, the Investment Company entered into an investment advisory agreement with SSgA Funds Management, Inc. (the "Adviser"). The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. Prior to May 1, 2001, the investment advisory agreement was with State Street, through State Street Global Advisors, the investment management group of State Street. The Adviser, State Street and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .75% of its average daily net assets. The Adviser voluntarily agreed to waive up to the full amount of its Advisory fee to the extent that total expenses exceeded 1.00% of its average daily net assets on an annual basis. The total amount of the reimbursement for the period ended February 28, 2002, was $118,669. The Investment Company also has contracts with affiliates to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

   In addition, the Fund has entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $79 under these arrangements.

   ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all International portfolios: $0 up to $1 billion - .07%; over $1 billion - .05%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. For administrative services provided in connection with the monthly portfolio fact sheets, the Investment Company pays $1,000 per year per fund for monthly fact sheets. In addition, the Fund reimburses the Administrator for out of pocket expenses and start-up costs for new Funds.

   DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor"), which is a wholly-owned subsidiary of the Administrator, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

   The Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Capital Markets LLC ("Capital Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet")(collectively the "Agents"), as well as several unaffiliated services providers. For these services, the Fund pays .025% to State Street, and a maximum of .175% to each of the other named affiliated Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the period ended February 28, 2002, the Fund was charged shareholder servicing expenses of $6,518, $441 and $1,536 by State Street, Capital Markets and CitiStreet. The Funds did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during this period.

   The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2002.

   BOARD OF TRUSTEES: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds based upon their relative net assets.

   ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 2002 WERE AS FOLLOWS:

      Advisory fees                         $ 17,346
      Administration fees                      9,328
      Custodian fees                          14,484
      Distribution fees                        3,503
      Shareholder servicing fees              17,693
      Transfer agent fees                     12,636
      Trustees' fees                           1,535
                                            --------
                                            $ 76,525
                                            ========

   BENEFICIAL INTEREST: As of February 28, 2002, one shareholder (who was also an affiliate of the Investment Company) was a record owner of approximately 11% of the total outstanding shares of the Fund.

5. FUND SHARE TRANSACTIONS (amounts in thousands)

                                                                 FOR THE PERIODS ENDED
                                               -----------------------------------------------------------
                                                     FEBRUARY 28, 2002               AUGUST 31, 2001
                                               ----------------------------   ----------------------------
                                                  SHARES         DOLLARS         SHARES          DOLLARS
                                               ------------   -------------   ------------   -------------
Proceeds from shares sold                             2,389    $     16,130         12,955   $     114,647
Proceeds from reinvestment of distributions              23             155          1,347          11,504
Payments for shares redeemed                         (3,180)        (21,641)       (13,420)       (119,677)
                                               ------------    ------------   ------------   -------------
Total net increase (decrease)                          (768)   $     (5,356)           882   $       6,474
                                               ============    ============   ============   =============

6. INTERFUND LENDING PROGRAM
   The Fund and all other funds of the Investment Company received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Fund did not utilize the interfund lending program during this period.

7. SUBSEQUENT EVENT
   Effective March 1, 2002, State Street Global Markets, LLC will serve as distributor for all Investment Company portfolio shares. Terms will remain substantially similar to the existing relationship with Russell Fund Distributors.

SSgA INTERNATIONAL STOCK SELECTION FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327


TRUSTEES
  Lynn L. Anderson, Chairman
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

OFFICERS
  Lynn L. Anderson, President and CEO
  Mark E. Swanson, Treasurer and Principal Accounting Officer
  J. David Griswold, Vice President and Secretary
  Deedra S. Walkey, Assistant Secretary
  Ross E. Erickson, Assistant Treasurer
  Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
  SSgA Funds Management, Inc.
  One International Place, 27th Floor
  Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND
OFFICE OF SHAREHOLDER INQUIRIES
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts 02171
  (800) 647-7327

DISTRIBUTOR
  State Street Global Markets, LLC
  One International Place, 27th Floor
  Boston, Massachusetts 02110
  (800) 997-7327

ADMINISTRATOR
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington 98402

LEGAL COUNSEL
  Goodwin Procter LLP
  Exchange Place
  Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP
  160 Federal Street
  Boston, Massachusetts 02110

[GRAPHIC]

[SSgA(R) FUNDS LOGO]

SEMIANNUAL REPORT

TAX FREE MONEY MARKET FUND

FEBRUARY 28, 2002

                                  SSgA(R) FUNDS

                           TAX FREE MONEY MARKET FUND

                          Semiannual Report (Unaudited)
                                February 28, 2002

                                Table of Contents

                                                                          PAGE
    Financial Statements                                                     3

    Financial Highlights                                                    18

    Notes to Financial Statements                                           19

    Fund Management and Service Providers                                   23

"SSgA(R)" IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE US GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. INCOME FROM TAX-FREE FUNDS MAY BE SUBJECT TO AN ALTERNATIVE MINIMUM TAX, OR STATE AND LOCAL TAXES. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
TAX FREE MONEY MARKET FUND

STATEMENT OF NET ASSETS
                                                   FEBRUARY 28, 2002 (UNAUDITED)

                                                                               PRINCIPAL
                                                                                AMOUNT                DATE        VALUE
                                                                                 (000)      RATE       OF         (000)
                                                                                   $          %     MATURITY*       $
                                                                               ---------   ------   ---------   ---------
MUNICIPAL BONDS - 99.7%
ALABAMA - 1.7%
Birmingham, Alabama Special Care Facilities Financing Authority Revenue,
   Series A                                                                        1,600    5.000    11/01/02       1,636
Montgomery, Alabama Baptist Medical Center Special Care Facilities Financing
   Authority Revenue, Series A, weekly demand (a)                                  1,000    1.300    12/01/30       1,000
Montgomery, Alabama Baptist Medical Center Special Care Facilities Financing
   Authority Revenue, Series G, weekly demand (a)                                  2,365    1.300    12/01/30       2,365
Stevenson, Alabama Industrial Development Board Environmental Impact
   Revenue, Series A, daily demand                                                   500    1.350    10/01/35         500
University of Alabama Revenues, Series C, monthly demand (a)                       4,300    1.010    09/01/31       4,300
                                                                                                                ---------
                                                                                                                    9,801
                                                                                                                ---------
ARIZONA - 0.7%
Maricopa County, Arizona Pollution Control Revenue, Series C, daily demand         2,400    1.300    05/01/29       2,400
Pima County, Arizona Industrial Development Authority Revenue,
   weekly demand                                                                   1,700    1.150    12/01/22       1,700
                                                                                                                ---------
                                                                                                                    4,100
                                                                                                                ---------
CALIFORNIA - 4.2%
California State General Obligation (a)                                            4,870    1.100    12/01/23       4,870
California State Revenue Anticipation Notes, Series B, monthly demand             14,000    1.340    06/28/02      14,000
Los Angeles, California Community College District, Series 216,
   weekly demand                                                                   3,100    1.100    08/01/17       3,100
Oakland-Alameda County, California Coliseum Authority Lease Revenue,
   Series C-2, weekly demand                                                       2,000    1.000    02/01/25       2,000
                                                                                                                ---------
                                                                                                                   23,970
                                                                                                                ---------
COLORADO - 2.1%
Colorado State Housing & Finance Authority Revenue, Series A-1,
   semiannual demand                                                               5,000    3.000    10/01/30       5,000
Denver, Colorado City & County Airport Revenue, Series B
   (pre-refunded 11/15/02)(b)                                                      6,390    7.250    11/15/23       6,743
                                                                                                                ---------
                                                                                                                   11,743
                                                                                                                ---------

                                        3

                                                                               PRINCIPAL
                                                                                AMOUNT                DATE        VALUE
                                                                                 (000)      RATE       OF         (000)
                                                                                   $          %     MATURITY*       $
                                                                               ---------   ------   ---------   ---------
CONNECTICUT - 3.1%
Connecticut State General Obligation, Series 190                                   3,000    1.100    11/01/13       3,000
Connecticut State General Obligation, Series C (pre-refunded 03/15/02)(b)          1,170    5.500    03/15/03       1,195
Connecticut State Health & Educational Facilities Authority Revenue, Series C
   (pre-refunded 07/01/02)(a)(b)                                                   1,000    6.000    07/01/22       1,033
Connecticut State Health & Educational Facilities Authority Revenue, Series
   T-2, weekly demand                                                              2,500    1.000    07/01/27       2,500
Connecticut State Health & Educational Facilities Authority Revenue, Series
   V-2, daily demand                                                               3,800    0.900    07/01/36       3,800
Connecticut State Special Tax Obligation Revenue, monthly demand                   6,500    1.150    12/01/10       6,500
                                                                                                                ---------
                                                                                                                   18,028
                                                                                                                ---------
DELAWARE - 1.9%
Delaware State General Obligation, semiannual demand                               1,000    6.250    04/01/02       1,020
University of Delaware Revenue, weekly demand                                      9,800    1.100    11/01/23       9,800
                                                                                                                ---------
                                                                                                                   10,820
                                                                                                                ---------
DISTRICT OF COLUMBIA - 0.8%
District of Columbia General Obligation, Series B (pre-refunded 06/01/02)(a)(b)    4,500    6.300    06/01/10       4,628
                                                                                                                ---------
FLORIDA - 1.8%
Dade County, Florida Industrial Development Authority Revenue, Series A,
   weekly demand                                                                     950    1.200    01/01/16         950
Dade County, Florida Industrial Development Authority Revenue, Series B,
   weekly demand                                                                     885    1.200    01/01/16         885
Dade County, Florida Industrial Development Authority Revenue, Series C,
   weekly demand                                                                     475    1.200    01/01/16         475
Dade County, Florida Industrial Development Authority Revenue, Series D,
   weekly demand                                                                     100    1.200    01/01/16         100
Palm Bay, Florida Utility Revenue, Series B (pre-refunded 10/01/2002)(a)(b)        2,000    6.200    10/01/17       2,093
Putnam County, Florida Development Authority Pollution Control Revenue,
   Series D, semiannual demand                                                     2,800    2.000    12/15/09       2,800
Putnam County, Florida Development Authority Pollution Control Revenue,
   Series H-4, semiannual demand                                                   2,730    2.000    03/15/14       2,730
                                                                                                                ---------
                                                                                                                   10,033
                                                                                                                ---------

                                        4

                                                                               PRINCIPAL
                                                                                AMOUNT                DATE        VALUE
                                                                                 (000)      RATE       OF         (000)
                                                                                   $          %     MATURITY*       $
                                                                               ---------   ------   ---------   ---------
GEORGIA - 1.9%
Burke County, Georgia Development Authority Pollution Control Revenue,
   Series A, weekly demand (a)                                                       640    1.100    01/01/19         640
Clayton County, Georgia Housing Authority Multi-family Housing Revenue,
   Series A, weekly demand                                                         2,315    1.150    01/01/21       2,315
Clayton County, Georgia Housing Authority Multi-family Housing Revenue,
   Series D, weekly demand                                                         2,215    1.150    01/01/21       2,215
Cobb County & Marietta, Georgia Water Authority Revenue, semiannual demand         2,000    5.000    11/01/02       2,046
De Kalb County, Georgia Housing Authority Multi-family Housing Revenue,
   monthly demand                                                                  2,900    1.150    06/15/25       2,900
St. Marys, Georgia Development Authority Pollution Control Revenue,
   weekly demand                                                                     500    1.200    11/01/25         500
                                                                                                                ---------
                                                                                                                   10,616
                                                                                                                ---------
HAWAII - 0.9%
Honolulu, Hawaii City & County General Obligation, Series A,
   weekly demand                                                                   5,125    1.100    01/01/18       5,125
                                                                                                                ---------
IDAHO - 1.7%
Idaho State Housing & Finance Association, weekly demand                           9,500    1.250    07/01/33       9,500
Idaho State Housing & Finance Association, Series D-I, weekly demand                 250    1.250    01/01/33         250
                                                                                                                ---------
                                                                                                                    9,750
                                                                                                                ---------
ILLINOIS - 6.9%
Illinois State Development Finance Authority Economic Development Revenue,
   weekly demand                                                                     700    1.350    12/01/09         700
Illinois State Development Finance Authority Pollution Control Revenue,
   Series C, weekly demand                                                         2,600    1.100    03/01/09       2,600
Illinois State Development Finance Authority Revenue, Series A,
   monthly demand                                                                  3,650    1.250    09/01/22       3,650
Illinois State Development Finance Authority Revenue, weekly demand                8,000    1.150    09/01/15       8,000
Illinois State Development Finance Authority Revenue, weekly demand (a)            2,340    1.150    09/01/24       2,340
Illinois State Development Finance Authority Revenue, weekly demand                1,200    3.700    11/15/24       1,200
Illinois State General Obligation, Series SGA 103, semiannual demand               1,000    1.350    08/01/24       1,000
Illinois State Health Facilities Authority Revenue, Series A, daily demand         1,000    1.250    08/15/09       1,000
Illinois State Health Facilities Authority Revenue, Series A,
   monthly demand (a)                                                              3,500    1.200    08/15/29       3,500
Illinois State Health Facilities Authority Revenue, Series B, weekly demand        5,000    1.150    08/01/20       5,000

                                        5

                                                                               PRINCIPAL
                                                                                AMOUNT                DATE        VALUE
                                                                                 (000)      RATE       OF         (000)
                                                                                   $          %     MATURITY*       $
                                                                               ---------   ------   ---------   ---------
Illinois State Health Facilities Authority Revenue, Series B, weekly demand        1,420    1.150    07/01/28       1,420
Illinois State Multi-family Housing Development Authority Revenue, Series A,
   weekly demand (a)                                                               1,000    1.150    07/01/27       1,000
Illinois State Student Assistance Commission, Student Loan Revenue, Series A,
   weekly demand                                                                   2,925    1.250    03/01/16       2,925
Illinois State Toll Highway Authority Priority Revenue, Series A
   (pre-refunded 01/01/2003)(b)                                                    5,130    5.750    01/01/17       5,405
                                                                                                                ---------
                                                                                                                   39,740
                                                                                                                ---------

INDIANA - 3.4%
Indiana State Bond Bank, Series A-2                                                9,000    2.250    01/22/03       9,048
Indiana State Transportation Finance Authority Highway Revenue,
   Series SGA 113, daily demand                                                   10,400    1.350    12/01/25      10,400
                                                                                                                ---------
                                                                                                                   19,448
                                                                                                                ---------

IOWA - 1.3%
Iowa State Finance Authority Hospital Facility Revenue, Series B,
   weekly demand (a)                                                               3,300    1.200    07/01/07       3,300
Iowa State Finance Authority Hospital Facility Revenue, Series B,
   weekly demand (a)                                                               4,150    1.200    01/01/28       4,150
                                                                                                                ---------
                                                                                                                    7,450
                                                                                                                ---------

KANSAS - 0.5%
Kansas State Department of Transportation Highway Revenue
   (pre-refunded 03/01/02)(b)                                                      1,250    6.500    03/01/12       1,275
Wichita, Kansas Hospital Revenue, monthly demand                                   1,800    1.250    08/01/19       1,800
                                                                                                                ---------
                                                                                                                    3,075
                                                                                                                ---------

KENTUCKY - 0.1%
Lexington-Fayette, Kentucky Urban County Airport Corp. Revenue, Series C,
   daily demand                                                                      600    1.400    07/01/13         600
                                                                                                                ---------

LOUISIANA - 3.4%
Ascension Parish, Louisiana Pollution Control Revenue, weekly demand                 700    1.140    12/01/09         700
Ascension Parish, Louisiana Pollution Control Revenue, daily demand                1,600    1.300    09/01/23       1,600
Calcasieu Parish, Inc., Louisiana Industrial Development Board Pollution
   Control Revenue, weekly demand                                                  1,000    1.200    08/01/04       1,000

                                        6

                                                                               PRINCIPAL
                                                                                AMOUNT                DATE        VALUE
                                                                                 (000)      RATE       OF         (000)
                                                                                   $          %     MATURITY*       $
                                                                               ---------   ------   ---------   ---------
Calcasieu Parish, Inc., Louisiana Industrial Development Board Revenue,
   weekly demand                                                                   2,400    1.250    06/01/25       2,400
East Baton Rouge, Louisiana Pollution Control Revenue, daily demand                3,100    1.250    03/01/22       3,100
Louisiana State Public Facilities Authority Revenue, weekly demand                10,500    1.250    05/15/30      10,500
                                                                                                                ---------
                                                                                                                   19,300
                                                                                                                ---------

MAINE - 0.4%
Maine Regional Waste System, Inc. Solid Waste Resource Recovery Revenue,
   Series R, weekly demand                                                         2,055    1.350    07/01/12       2,055
                                                                                                                ---------

MARYLAND - 0.7%
Maryland State Health & Higher Educational Facilities Authority Revenue,
   Series A, weekly demand                                                         4,000    1.150    04/01/35       4,000
                                                                                                                ---------

MASSACHUSETTS - 7.1%
Massachusetts Bay Transportation Authority Revenue, weekly demand                  1,000    1.200    07/01/30       1,000
Massachusetts State Health & Educational Facilities Authority Revenue
   Series P-1, weekly demand                                                       2,830    1.050    07/01/27       2,830
Massachusetts State Health & Educational Facilities Authority Revenue,
   Series A, weekly demand                                                         2,000    1.000    11/01/30       2,000
Massachusetts State Health & Educational Facilities Authority Revenue,
   Series D, weekly demand (a)                                                     5,000    1.000    10/01/27       5,000
Massachusetts State Health & Educational Facilities Authority Revenue,
   Series G-1, weekly demand (a)                                                     500    1.000    01/01/19         500
Massachusetts State Port Authority Special Facilities Revenue, Series 226,
   semiannual demand (a)                                                           7,530    1.090    01/01/17       7,530
Massachusetts State Water Resource Authority, Series C, weekly demand (a)          2,000    1.050    08/01/37       2,000
Massachusetts State Water Resource Authority Revenue, Series D,
   weekly demand (a)                                                              11,525    1.050    11/01/26      11,525
Pittsfield, Massachusetts Bond Anticipation Notes                                  8,250    2.100    04/15/02       8,255
                                                                                                                ---------
                                                                                                                   40,640
                                                                                                                ---------

MICHIGAN - 10.8%
Jackson County, Michigan Economic Development Corp. Limited Obligation
   Revenue, weekly demand                                                          1,500    1.550    12/01/14       1,500
Michigan State Grant Anticipation Notes, Series C, weekly demand                  11,200    1.100    09/15/08      11,200
Michigan State Grant Anticipation Notes, Series D, weekly demand                   8,100    1.100    09/15/08       8,100

                                        7

                                                                               PRINCIPAL
                                                                                AMOUNT                DATE        VALUE
                                                                                 (000)      RATE       OF         (000)
                                                                                   $          %     MATURITY*       $
                                                                               ---------   ------   ---------   ---------
Michigan State Higher Education Student Loan Authority Revenue, Series 238,
   semiannual demand (a)                                                           4,500    1.250    06/01/19       4,500
Michigan State Housing Development Authority, Series B,
   semiannual demand                                                              10,000    2.150    06/01/30      10,000
Michigan State Municipal Bond Authority Revenue, Series C-1                        5,000    3.500    08/22/02       5,021
Michigan State University Revenues, Series 2000-A                                  7,330    1.050    08/15/30       7,330
Oakland University, Michigan Revenue, weekly demand (a)                            7,000    1.150    03/01/31       7,000
Wayne Charter County, Michigan Airport Revenue, Series B, weekly demand            6,910    1.200    12/01/16       6,910
                                                                                                                ---------
                                                                                                                   61,561
                                                                                                                ---------

MISSOURI - 4.1%
Kansas City, Missouri Industrial Development Authority Revenue,
   weekly demand                                                                   2,795    4.000    08/01/18       2,795
Missouri State Health & Educational Facilities Authority Revenue, Series A,
   weekly demand                                                                   5,300    1.100    09/01/10       5,300
Missouri State Health & Educational Facilities Authority Revenue, Series B,
   daily demand                                                                    1,400    1.300    03/01/40       1,400
Missouri State Health & Educational Facilities Authority Revenue, Series B,
   monthly demand                                                                  1,500    1.100    09/01/10       1,500
Missouri State Health & Educational Facilities Authority Revenue, Series B,
   weekly demand                                                                   1,000    1.150    06/01/14       1,000
Missouri State Health & Educational Facilities Authority Revenue, Series C,
   monthly demand                                                                  1,900    1.150    06/01/19       1,900
Missouri State Health & Educational Facilities Authority Revenue,
   weekly demand                                                                   3,084    1.100    12/01/15       3,084
Missouri State Health & Educational Facilities Authority Revenue, Series D,
   monthly demand                                                                  2,500    1.150    06/01/19       2,500
Springfield, Missouri Industrial Development Housing Authority Multi-family
   Revenue, weekly demand                                                          1,240    1.200    12/01/19       1,240
University of Missouri Revenue, Series B, weekly demand                            3,000    1.100    11/01/30       3,000
                                                                                                                ---------
                                                                                                                   23,719
                                                                                                                ---------

NEVADA - 1.7%
Clark County, Nevada Sanitation District General Obligation, Series A
   (pre-refunded 07/01/02)(b)                                                      1,150    6.750    07/01/09       1,180
Clark County, Nevada School District General Obligation, Series B,
   semiannual demand (a)                                                           2,000    5.750    06/15/02       2,022
Nevada State Housing Division Revenue, Series A, weekly demand                     1,030    1.350    10/01/30       1,030

                                        8

                                                                               PRINCIPAL
                                                                                AMOUNT                DATE        VALUE
                                                                                 (000)      RATE       OF         (000)
                                                                                   $          %     MATURITY*       $
                                                                               ---------   ------   ---------   ---------
Nevada State Housing Division Revenue, Series E, weekly demand                       400    1.350    10/01/30         400
Nevada State Housing Division Revenue, Series K, weekly demand                     1,200    1.350    04/01/31       1,200
Nevada State Housing Division Revenue, Series PJ-A, weekly demand                  1,805    1.350    10/01/30       1,805
Nevada State Housing Division, Series A, weekly demand                             1,900    1.350    10/15/33       1,900
                                                                                                                ---------
                                                                                                                    9,537
                                                                                                                ---------

NEW HAMPSHIRE - 0.6%
New Hampshire State Business Finance Authority Resource Recovery Revenue,
   Series A, weekly demand                                                           300    1.200    01/01/18         300
New Hampshire State Higher Education & Health Facilities Authority Revenue,
   Series G, monthly demand                                                        3,250    1.300    12/01/25       3,250
                                                                                                                ---------
                                                                                                                    3,550
                                                                                                                ---------

NEW JERSEY - 1.8%
Essex County, New Jersey Improvement Authority Revenue, weekly demand              6,400    1.050    07/01/26       6,400
New Jersey State Economic Development Authority Natural Gas Facilities
   Revenue, Series A, weekly demand (a)                                            3,800    1.050    01/01/28       3,800
                                                                                                                ---------
                                                                                                                   10,200
                                                                                                                ---------

NEW MEXICO - 0.1%
New Mexico State University Revenues, semiannual demand (a)                          500    5.000    04/01/02         501
                                                                                                                ---------

NEW YORK - 9.7%
New York City, New York Transitional Finance Authority Revenue, Series B,
   daily demand                                                                    2,600    1.250    02/01/31       2,600
New York State Housing Finance Agency Revenue, monthly demand                      3,300    1.150    05/15/31       3,300
New York State Housing Finance Agency Service Contract Obligation Revenue,
   Series A, weekly demand                                                         9,175    1.150    03/15/27       9,175
New York State Local Assistance Corp. Revenue, Series A, weekly demand             9,550    1.150    04/01/22       9,550
New York State Local Government Assistance Corp., Series SGA 59,
   daily demand                                                                    4,600    1.350    04/01/19       4,600
New York, New York General Obligation, Subseries B9, weekly demand                 3,000    1.100    08/15/23       3,000
New York, New York Municipal Trust, Series SGB 36, weekly demand                   1,100    1.120    06/01/22       1,100
New York, New York Revenue Anticipation Notes, Series A                           12,000    3.000    04/12/02      12,014

                                        9

                                                                               PRINCIPAL
                                                                                AMOUNT                DATE        VALUE
                                                                                 (000)      RATE       OF         (000)
                                                                                   $          %     MATURITY*       $
                                                                               ---------   ------   ---------   ---------
New York, New York Transitional Finance Authority Revenue, Series A-1,
   weekly demand                                                                   4,160    1.000    11/15/22       4,160
New York, New York Transitional Finance Authority Revenue, Series A-2,
   weekly demand                                                                   6,200    1.050    11/15/22       6,200
                                                                                                                ---------
                                                                                                                   55,699
                                                                                                                ---------

NORTH CAROLINA - 0.2%
Greensboro, North Carolina General Obligation (pre-refunded 03/01/02)(b)           1,000    6.250    03/01/06       1,020
                                                                                                                ---------

OHIO - 3.6%
Cleveland, Ohio General Obligation, Series A (pre-refunded 07/02/02)(a)(b)         1,000    6.300    07/01/06       1,035
Cuyahoga County, Ohio Hospital Revenue, Series A, weekly demand                      555    1.150    01/01/16         555
Cuyahoga County, Ohio Hospital Revenue, Series A, weekly demand                    1,330    1.200    01/01/24       1,330
Cuyahoga County, Ohio Hospital Revenue, Series D, weekly demand (a)                1,500    1.150    01/15/29       1,500
Cuyahoga County, Ohio Hospital Revenue, Series D, daily demand                     1,500    4.150    01/01/26       1,500
Franklin County, Ohio Hospital Revenue, weekly demand                              8,300    1.200    06/01/16       8,300
Ohio State Water Development Authority Revenue, Series B, daily demand             1,600    1.350    11/01/15       1,600
Scioto County, Ohio Hospital Revenue, Series G, weekly demand                      4,815    1.100    12/01/25       4,815
                                                                                                                ---------
                                                                                                                   20,635
                                                                                                                ---------

OKLAHOMA - 0.8%
Oklahoma State Water Resources Board Student Loan Program Revenue,
   semiannual demand                                                               4,860    2.000    09/01/26       4,860
                                                                                                                ---------

PENNSYLVANIA - 1.5%
Blair County, Pennsylvania Hospital Authority (pre-refunded 07/01/02)(a)(b)        5,000    6.375    07/01/13       5,166
University of Pittsburgh, Pennsylvania Revenue, Series A
   (pre-refunded 06/01/02)(a)(b)                                                   3,500    6.125    06/01/21       3,600
                                                                                                                ---------
                                                                                                                    8,766
                                                                                                                ---------

PUERTO RICO - 0.5%
Puerto Rico Public Buildings Authority Revenue, Series SGA16,
   semiannual demand                                                               3,000    1.050    07/01/21       3,000
                                                                                                                ---------

SOUTH CAROLINA - 0.7%
Beaufort-Jasper, South Carolina Water & Sewer Authority Waterworks & Sewer
   System Revenue, Series A (pre-refunded 03/01/02)(a)(b)                          1,790    6.500    03/01/13       1,826

                                       10

                                                                                 PRINCIPAL
                                                                                   AMOUNT               DATE       VALUE
                                                                                   (000)      RATE       OF        (000)
                                                                                     $          %     MATURITY*      $
                                                                                 ---------   ------   ---------   -------
Piedmont, South Carolina Municipal Power Agency Electric Revenue, Series C,
   weekly demand (a)                                                                   500    1.150    01/01/19       500
Richland County, South Carolina School District Number 001 General
   Obligation, semiannual demand                                                       500    5.000    03/01/02       500
South Carolina State General Obligation, Series W, semiannual demand                 1,000    6.200    05/01/02     1,015
                                                                                                                  -------
                                                                                                                    3,841
                                                                                                                  -------

TENNESSEE - 3.7%
Knox County, Tennessee Health Educational & Housing Facilities Board
   Revenue, monthly demand                                                          10,770    1.700    05/01/29    10,770
Memphis, Tennessee General Obligation, Series A, weekly demand                         700    1.200    08/01/03       700
Memphis, Tennessee General Obligation, Series A, weekly demand                         900    1.200    08/01/07       900
Memphis, Tennessee General Obligation, Series B, weekly demand                       1,300    1.250    08/01/02     1,300
Metropolitan Government, Nashville & Davidson Counties, Tennessee Health &
   Educational Facilities Board Revenue, Series A, weekly demand                     3,200    1.250    01/01/30     3,200
Shelby County, Tennessee General Obligation, Series A, weekly demand                 3,190    1.150    03/01/08     3,190
Tennessee State General Obligation, Series A, semiannual demand                      1,000    5.250    07/01/02     1,008
                                                                                                                  -------
                                                                                                                   21,068
                                                                                                                  -------

TEXAS - 6.4%
Dallas-Fort Worth, Texas, Regional Airport Revenue, daily demand                     1,955    3.450    11/01/23     1,955
Harris County, Texas General Obligation (pre-refunded 10/01/2002)(b)                 1,000    5.800    10/01/04     1,025
Harris County, Texas General Obligation, Series G, weekly demand                     4,900    1.050    08/01/20     4,900
Harris County, Texas, Health Facilities Development Revenue                            800    1.300    02/15/22       800
Harris County, Texas, Industrial Development Corp. Revenue                           1,900    1.300    04/01/27     1,900
Harris County, Texas, Industrial Development Corp., Series B, daily demand             600    3.250    03/01/24       600
Harris County, Texas, Series A (pre-refunded 08/15/02)(a)(b)                         6,080    6.500    08/15/17     6,327
Houston, Texas General Obligation, Series C (pre-refunded 03/01/02)(b)                 595    6.000    03/01/04       595
Lower Neches Valley, Texas Authority Revenue, semiannual demand                      1,000    1.350    02/15/17     1,000
Mansfield, Texas Industrial Development Corp. Revenue, monthly demand                3,000    1.270    11/01/26     3,000
North Central Texas Health Facilities Development Corp. Revenue, Series D            1,100    1.400    12/01/15     1,100
South Texas State Higher Education Authority, Inc., Series Z,
   weekly demand (a)                                                                 2,000    1.200    12/01/03     2,000
Texas State General Obligation (pre-refunded 10/01/2002)(b)                          2,000    5.600    10/01/04     2,046
Texas State General Obligation, Series A (pre-refunded 10/01/02)(b)                  1,000    5.750    10/01/08     1,021
Texas State Municipal Power Agency Revenue (pre-refunded 9/01/02)(a)(b)              1,075    5.750    09/01/12     1,092
Texas State Tax & Revenue Anticipation Notes Series A-L32                            4,000    3.750    08/29/02     4,025

                                       11

                                                                               PRINCIPAL
                                                                                AMOUNT                DATE        VALUE
                                                                                 (000)      RATE       OF         (000)
                                                                                   $          %     MATURITY*       $
                                                                               ---------   ------   ---------   ---------
University of Texas Revenue, Series A, weekly demand                               2,000    1.100    08/15/13       2,000
West Side Calhoun County, Texas Development Revenue, daily demand                  1,400    1.300    12/01/15       1,400
                                                                                                                ---------
                                                                                                                   36,786
                                                                                                                ---------

UTAH - 3.1%
Intermountain Power Agency, Utah Power Supply Revenue, Series E,
   semiannual demand (a)                                                           2,000    2.050    07/01/14       2,000
Intermountain Power Agency, Utah Power Supply Revenue, Series L35
   (pre-refunded 01/01/2003)(b)                                                    5,630    1.250    07/01/12       5,630
Morgan County, Utah Solid Waste Disposal Revenue, monthly demand                   1,750    1.270    08/01/31       1,750
Salt Lake City, Utah Revenue, Series A, weekly demand                              5,500    1.150    01/01/20       5,500
Salt Lake City, Utah Revenue, Series B, weekly demand                              2,700    1.100    01/01/20       2,700
                                                                                                                ---------
                                                                                                                   17,580
                                                                                                                ---------

VERMONT - 0.9%
Vermont State Educational & Health Buildings Financing Agency Revenue,
   Series A, weekly demand (a)                                                       400    1.200    12/01/25         400
Vermont State Educational & Health Buildings Financing Agency Revenue,
   Series B, monthly demand (a)                                                    3,600    1.300    12/01/25       3,600
Vermont State Educational & Health Buildings Financing Agency Revenue,
   Series C, weekly demand (a)                                                       800    1.200    12/01/25         800
Vermont State Educational & Health Buildings Financing Agency Revenue,
   Series D, weekly demand (a)                                                       600    1.300    12/01/25         600
                                                                                                                ---------
                                                                                                                    5,400
                                                                                                                ---------

VIRGINIA - 0.2%
Newport News, Virginia General Obligation, Series A (pre-refunded 06/01/02)(b)     1,000    6.000    06/01/07       1,020
                                                                                                                ---------

WASHINGTON - 1.4%
King County, Washington Issaquah School District Number 411, General
   Obligation (pre-refunded 12/01/2002)(a)(b)                                      2,000    6.500    12/01/09       2,072
Port of Kalama, Washington Public Corp. Port, weekly demand                          400    1.250    01/01/04         400
Seattle, Washington General Obligation, (pre-refunded 03/01/02)(b)                 1,000    6.200    03/01/04       1,000
Washington State Health Care Facilities Authority Revenue, monthly demand          4,495    1.250    08/01/26       4,496
                                                                                                                ---------
                                                                                                                    7,968
                                                                                                                ---------

                                       12

                                                                               PRINCIPAL
                                                                                AMOUNT                DATE        VALUE
                                                                                 (000)      RATE       OF         (000)
                                                                                   $          %     MATURITY*       $
                                                                               ---------   ------   ---------   ---------
WEST VIRGINIA - 0.6%
West Virginia State Hospital Finance Authority Revenue, Series A,
   weekly demand (a)                                                                 600    1.300    12/01/25         600
West Virginia State Hospital Finance Authority Revenue, Series B,
   weekly demand (a)                                                               3,000    1.200    12/01/25       3,001
                                                                                                                ---------
                                                                                                                    3,601
                                                                                                                ---------

WISCONSIN - 0.7%
University of Wisconsin Hospitals & Clinics Authority Revenue, weekly demand       2,500    1.150    04/01/26       2,500
Wisconsin State Health & Educational Facilities Authority Revenue
   (pre-refunded 08/15/02)(a)(b)                                                   1,600    6.500    08/15/21       1,665
                                                                                                                ---------
                                                                                                                    4,165
                                                                                                                ---------

WYOMING - 1.3%
Wyoming State Building Corp. Revenue, Series 237, semiannual demand (a)            2,745    1.220    10/01/18       2,745
Wyoming State Community Development Authority, Series A,
   monthly demand                                                                  4,545    1.140    12/01/35       4,546
                                                                                                                ---------
                                                                                                                    7,291
                                                                                                                ---------

OTHER - 0.7%
Puttable Floating Option Tax-Exempt Receipts                                       4,115    1.390    01/01/33       4,115
                                                                                                                ---------

TOTAL INVESTMENTS - 99.7% (amortized cost $570,805)(c)                                                            570,805

OTHER ASSETS AND LIABILITIES, NET - 0.3%                                                                            1,776
                                                                                                                ---------

NET ASSETS - 100.0%                                                                                               572,581
                                                                                                                =========

* All securities with a maturity greater than thirteen months have a demand feature, or an optional or mandatory put, or are pre-refunded, resulting in an effective maturity of thirteen months or less. Additionally, all daily and weekly demand securities are backed by direct payment letters of credit.
(a)  Bond is insured by AMBAC, FGIC, or MBIA/BIG.
(b) Pre-refunded: These bonds are collateralized by US Government Obligations, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(c)  The cost for federal income tax purposes is the same as shown above.

QUALITY RATINGS AS A % OF VALUE (Unaudited)

VMIG1, SP-1+ or equivalent *                               100%

ECONOMIC SECTOR EMPHASIS AS A % OF VALUE (Unaudited)

General Obligation                                          29%
Healthcare Revenue                                          17
Housing Revenue                                             14
Education Revenue                                           12
Highway Revenue                                              9
Industrial Revenue/Pollution Control Revenue                 7
Utility Revenue                                              6
Electricity & Power Revenue                                  4
Student Loan Revenue                                         2
                                                           ---
                                                           100%
                                                           ===

* VMIG1: The highest short-term municipal note credit rating given by Moody's Investors Services to notes with a demand feature which are of the best quality.

   SP-1+: The highest short-term municipal note credit rating given by Standard
          & Poor's Corporation to notes with a very strong or strong capacity to pay principal and interest.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNT)     FEBRUARY 28, 2002 (UNAUDITED)

ASSETS
Investments at amortized cost which approximates market                                   $    570,805
Cash                                                                                               301
Interest receivable                                                                              2,157
Prepaid expenses                                                                                    20
                                                                                          ------------

     Total assets                                                                              573,283

LIABILITIES
Payables:
   Dividends                                                             $      442
   Accrued fees to affiliates                                                   225
   Other accrued expenses                                                        35
                                                                         ----------

     Total liabilities                                                                             702
                                                                                          ------------

NET ASSETS                                                                                $    572,581
                                                                                          ============

NET ASSETS CONSIST OF:
Accumulated net realized gain (loss)                                                      $        105
Shares of beneficial interest                                                                      572
Additional paid-in capital                                                                     571,904
                                                                                          ------------

NET ASSETS                                                                                $    572,581
                                                                                          ============

NET ASSET VALUE, offering and redemption price per share:
   ($572,580,598 divided by 572,480,123 shares of $.001 par value
     shares of beneficial interest outstanding)                                           $       1.00
                                                                                          ============

  See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS
Amounts in thousands      FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (UNAUDITED)

INVESTMENT INCOME
   Interest                                                                        $     4,926

EXPENSES
   Advisory fees                                                 $      675
   Administrative fees                                                   88
   Custodian fees                                                        72
   Distribution fees                                                    224
   Transfer agent fees                                                   18
   Professional fees                                                     11
   Registration fees                                                     18
   Shareholder servicing fees                                           206
   Trustees' fees                                                         9
   Miscellaneous                                                         15
                                                                 ----------

   Expenses before reductions                                         1,336
   Expense reductions                                                    (9)
                                                                 ----------

     Expenses, net                                                                       1,327
                                                                                   -----------

Net investment income (loss)                                                             3,599
                                                                                   -----------

NET REALIZED GAIN (LOSS)
Net realized gain (loss) on investments                                                     79
                                                                                   -----------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                              $     3,678
                                                                                   ===========

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                                    FOR THE SIX
                                                                                   MONTHS ENDED            FOR THE FISCAL
                                                                                 FEBRUARY 28, 2002           YEAR ENDED
                                                                                    (UNAUDITED)           AUGUST 31, 2001
                                                                                 -----------------        ---------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income (loss)                                                  $           3,599        $        11,879
   Net realized gain (loss)                                                                     79                     45
                                                                                 -----------------        ---------------

     Net increase (decrease) in net assets from operations                                   3,678                 11,924
                                                                                 -----------------        ---------------

DISTRIBUTIONS
   From net investment income                                                               (3,599)               (11,879)
                                                                                 -----------------        ---------------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions                           111,379                188,873
                                                                                 -----------------        ---------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                                111,458                188,918

NET ASSETS
   Beginning of period                                                                     461,123                272,205
                                                                                 -----------------        ---------------

   End of period                                                                 $         572,581        $       461,123
                                                                                 =================        ===============

  See accompanying notes which are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                              FISCAL YEARS ENDED AUGUST 31,
                                                  -----------------------------------------------------
                                          2002*     2001      2000       1999       1998        1997
                                        --------  --------  ---------  ---------  --------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD    $ 1.0000  $ 1.0000  $  1.0000  $  1.0000  $ 1.0000   $   1.0000
                                        --------  --------  ---------  ---------  --------   ----------

INCOME FROM OPERATIONS
   Net investment income (loss)            .0067     .0305      .0331      .0267     .0304        .0295
                                        --------  --------  ---------  ---------  --------   ----------

DISTRIBUTIONS
   From net investment income             (.0067)   (.0305)    (.0331)    (.0267)   (.0304)      (.0295)
                                        --------  --------  ---------  ---------  --------   ----------

NET ASSET VALUE, END OF PERIOD          $ 1.0000  $ 1.0000  $  1.0000  $  1.0000  $ 1.0000   $   1.0000
                                        ========  ========  =========  =========  ========   ==========

TOTAL RETURN (%)(a)                          .67      3.10       3.37       2.71      3.08         2.99

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in
    thousands)                           572,581   461,123    272,205    262,393   260,084      163,502

  Ratios to average net assets (%)(b):
    Operating expenses, net (c)              .49       .52        .57        .56       .56          .58
    Operating expenses, gross (c)            .49       .53        .58        .56       .56          .58
    Net investment income                   1.33      2.97       3.31       2.67      3.04         2.98

*    For the six months ended February 28, 2002 (Unaudited).
(a)  Periods less than one year are not annualized.
(b)  The ratios for periods less than one year are annualized.
(c)  See Note 4 for current period amounts.

                                                   NOTES TO FINANCIAL STATEMENTS

                                                   FEBRUARY 28, 2002 (UNAUDITED)

1. ORGANIZATION
   The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 25 investment portfolios which are in operation as of February 28, 2002. These financial statements report on one portfolio, the SSgA Tax Free Money Market Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. SIGNIFICANT ACCOUNTING POLICIES
   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION: The Fund utilizes the amortized cost valuation method in accordance with Rule 2a-7 of the 1940 Act, a method by which each portfolio instrument meeting certain materiality parameters and credit worthiness standards are initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed.

   SECURITIES TRANSACTIONS: Securities transactions are recorded on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from the securities transactions, if any, are recorded on the basis of identified cost.

   INVESTMENT INCOME: Interest income is recorded daily on the accrual basis.

   FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

   It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income tax and no federal income tax provision was required.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records dividends on net investment income daily and pays them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

   EXPENSES: Most expenses can be directly attributed to the Fund. Expenses of the Investment Company which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

3. SECURITIES TRANSACTIONS
   INVESTMENT TRANSACTIONS: For the period ended February 28, 2002, purchases, sales and maturities of tax-exempt obligations were $1,524,663,577, $1,372,904,020, and $45,364,000, respectively.

4. RELATED PARTIES
   ADVISER: Effective May 1, 2001, the Investment Company entered into an investment advisory agreement with SSgA Funds Management, Inc. (the "Adviser"). The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. Prior to May 1, 2001, the investment advisory agreement was with State Street Bank and Trust Company ("State Street"), through State Street Global Advisors, the investment management group of State Street. The Adviser, State Street and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .25% of its average daily net assets. The Investment Company also has contracts with affiliates to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

   In addition, the Fund has entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $9,057 under these arrangements.

   ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all money market portfolios: $0 up to $15 billion - .0315%; over $15 billion - .029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. For administrative services provided in connection with the monthly portfolio fact sheets, the Investment Company pays $1,000 per year per fund for monthly fact sheets. In addition, the Fund reimburses the Administrator for out of pocket expenses and start-up costs for new Funds.

   DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor"), which is a wholly-owned subsidiary of the Administrator, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan" under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

   The Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Capital Markets LLC ("Capital Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet")(collectively the "Agents"), as well as several unaffiliated services providers. For these services, the Fund pays .025% to State Street, and a maximum of .175% to each of the other named affiliated Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the period ended February 28, 2002, the Fund was charged shareholder servicing expenses of $67,497 and $123,007 by State Street and Fiduciary Investors Services. The Funds did not incur any expenses from CitiStreet, Capital Markets and High Net Worth Services during this period.

   The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2002.

   BOARD OF TRUSTEES: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds based upon their relative net assets.

   ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 2002 WERE AS FOLLOWS:

      Advisory fees                        $     112,692
      Administration fees                         18,014
      Custodian fees                              23,593
      Distribution fees                           28,423
      Shareholder servicing fees                  20,156
      Transfer agent fees                         20,567
      Trustees' fees                               1,275
                                           -------------
                                           $     224,720
                                           =============

   BENEFICIAL INTEREST: As of February 28, 2002, four shareholders (two of which were also affiliates of the Investment Company) were record owners of approximately 30%, 26%, 16% and 11% respectively, of the total outstanding shares of the Fund.

5. FUND SHARE TRANSACTIONS (ON A CONSTANT DOLLAR BASIS):

                                                     (AMOUNTS IN THOUSANDS)
                                                     FOR THE PERIODS ENDED
                                                -----------------------------------
                                                FEBRUARY 28, 2002   AUGUST 31, 2001
                                                -----------------   ---------------
   Proceeds from shares sold                    $       1,593,033   $     1,572,186
   Proceeds from reinvestment of
     distributions                                          2,026             5,706
   Payments for shares redeemed                        (1,483,680)       (1,389,019)
                                                -----------------   ---------------

Total net increase (decrease)                   $         111,379   $       188,873
                                                =================   ===============

6. SUBSEQUENT EVENT
   Effective March 1, 2002, State Street Global Markets, LLC will serve as distributor for all Investment Company portfolio shares. Terms will remain substantially similar to the existing relationship with Russell Fund Distributors.

SSgA TAX FREE MONEY MARKET FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

TRUSTEES
  Lynn L. Anderson, Chairman
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

OFFICERS
  Lynn L. Anderson, President and CEO
  Mark E. Swanson, Treasurer and Principal
    Accounting Officer
  J. David Griswold, Vice President and Secretary
  Deedra S. Walkey, Assistant Secretary
  Ross E. Erickson, Assistant Treasurer
  Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
  SSgA Funds Management, Inc.
  One International Place, 27th Floor
  Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND
OFFICE OF SHAREHOLDER INQUIRIES
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts 02171
  (800) 647-7327

DISTRIBUTOR
  State Street Global Markets, LLC
  One International Place, 27th Floor
  Boston, Massachusetts 02110
  (800) 997-7327

ADMINISTRATOR
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington 98402

LEGAL COUNSEL
  Goodwin Procter LLP
  Exchange Place
  Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP
  160 Federal Street
  Boston, Massachusetts 02110

[GRAPHIC]

[SSgA(R) FUNDS LOGO]

SEMIANNUAL REPORT

US GOVERNMENT MONEY MARKET FUND

FEBRUARY 28, 2002

                                  SSgA(R) FUNDS

                         US GOVERNMENT MONEY MARKET FUND

                          Semiannual Report (Unaudited)
                                February 28, 2002

                                Table of Contents

                                                                         PAGE
     Financial Statements                                                  3

     Financial Highlights                                                  8

     Notes to Financial Statements                                         9

     Fund Management and Service Providers                                13

"SSgA(R)" IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE US GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
US GOVERNMENT MONEY MARKET FUND

STATEMENT OF NET ASSETS
                                                   FEBRUARY 28, 2002 (UNAUDITED)

                                                                   PRINCIPAL
                                                                    AMOUNT                     DATE         VALUE
                                                                     (000)         RATE         OF          (000)
                                                                       $            %        MATURITY         $
                                                                 ------------    --------   -----------  ---------
UNITED STATES GOVERNMENT AGENCIES -70.3%
Federal Farm Credit Bank                                              25,000       2.000       03/01/02     25,000
Federal Home Loan Bank (a)                                            50,000       1.710       03/05/02     50,000
Federal Home Loan Bank (a)                                           125,000       1.735       08/20/02    124,985
Federal Home Loan Bank                                                10,000       2.500       10/01/02     10,000
Federal Home Loan Bank Discount Note                                  50,000       1.600       04/12/02     49,907
Federal Home Loan Bank Discount Note                                   7,000       3.820       04/29/02      6,956
Federal Home Loan Bank Discount Note                                  51,650       1.875       08/30/02     51,160
Federal Home Loan Mortgage Corp. Discount Note                       100,000       1.690       03/28/02     99,873
Federal Home Loan Mortgage Corp. Discount Note                        50,000       2.359       03/28/02     49,913
Federal Home Loan Mortgage Corp. Discount Note                        50,000       1.720       04/04/02     49,919
Federal Home Loan Mortgage Corp. Discount Note                        23,127       1.720       04/25/02     23,066
Federal Home Loan Mortgage Corp. Discount Note                        20,000       3.810       06/03/02     19,801
Federal Home Loan Mortgage Corp. Discount Note                         8,340       1.850       07/26/02      8,277
Federal Home Loan Mortgage Corp. Discount Note                        15,000       3.299       08/15/02     14,777
Federal Home Loan Mortgage Corp. Discount Note                        40,000       2.070       09/11/02     39,554
Federal Home Loan Mortgage Corp. Discount Note                        25,000       2.100       11/15/02     24,622
Federal National Mortgage Association (a)                             75,000       1.710       07/26/02     74,994
Federal National Mortgage Association (a)                             35,000       1.710       10/07/02     34,987
Federal National Mortgage Association (a)                             75,000       1.730       11/29/02     74,985
Federal National Mortgage Association Discount Note                   25,000       1.687       03/14/02     24,985
Federal National Mortgage Association Discount Note                   50,000       4.380       04/05/02     49,787
Federal National Mortgage Association Discount Note                   25,000       1.685       04/24/02     24,937
Federal National Mortgage Association Discount Note                   25,000       2.061       05/23/02     24,882
Federal National Mortgage Association Discount Note                   25,000       1.740       05/30/02     24,891
Federal National Mortgage Association Discount Note                   35,000       1.825       07/03/02     34,780
Federal National Mortgage Association Discount Note                   65,000       1.690       07/17/02     64,579
Federal National Mortgage Association Discount Note                   25,000       1.840       07/24/02     24,815
Federal National Mortgage Association Discount Note                   50,000       1.875       08/14/02     49,568
Federal National Mortgage Association Discount Note                   25,000       3.570       08/23/02     24,581
Student Loan Marketing Association                                    50,000       1.800       06/28/02     49,703
                                                                                                         ---------
TOTAL UNITED STATES GOVERNMENT AGENCIES (amortized cost $1,230,284)                                      1,230,284
                                                                                                         ---------
TOTAL INVESTMENTS (amortized cost $1,230,284)                                                            1,230,284
                                                                                                         ---------

                                                                                                         VALUE
                                                                                                         (000)
                                                                                                           $
                                                                                                      ------------
REPURCHASE AGREEMENTS - 29.9%
Agreement with Deutsche Bank and Bank of New York (Tri-Party) of $230,000
  acquired on February 28, 2002 at 1.900% to be repurchased at $230,012 on
  March 1, 2002, collateralized by:
    $232,570 U.S. Government Agency Securities, valued at $233,583                                         230,000
Agreement with Merrill Lynch and J.P. Morgan Chase & Co. (Tri-Party) of $62,936
  acquired on February 28, 2002 at 1.880% to be repurchased at $62,939 on March 1, 2002, collateralized by:
    $60,053 U.S. Government Agency Securities, valued at $64,196                                            62,936
Agreement with UBS Warburg and J.P. Morgan Chase & Co.(Tri-Party) of $230,000
  acquired on February 28, 2002 at 1.900% to be repurchased at $230,012 on March 1, 2002, collateralized by:
    $224,218 U.S. Government Agency Securities, valued at $234,601                                         230,000
                                                                                                      ------------

TOTAL REPURCHASE AGREEMENTS (identified cost $522,936)                                                     522,936
                                                                                                      ------------

TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS - 100.2% (cost $1,753,220)(b)                                1,753,220

OTHER ASSETS AND LIABILITIES, NET - (0.2%)                                                                  (2,694)
                                                                                                      ------------

                                                                                                         1,750,526
                                                                                                      ============
NET ASSETS - 100.0%

(a) Adjustable or floating rate security.
(b) The identified cost for Federal income tax purposes is the same as shown above.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNT)     FEBRUARY 28, 2002 (UNAUDITED)

ASSETS
Investments at amortized cost which approximates market                                        $   1,230,284
Repurchase agreements (identified cost $522,936)                                                     522,936
Interest receivable                                                                                      416
Prepaid expenses                                                                                          11
                                                                                               -------------
    Total assets                                                                                   1,753,647

LIABILITIES
Payables:
  Dividends                                                                    $     2,189
  Accrued fees to affiliates                                                           881
  Other accrued expenses                                                                51
                                                                               -----------
    Total liabilities                                                                                  3,121
                                                                                               -------------
NET ASSETS                                                                                     $   1,750,526
                                                                                               =============
NET ASSETS CONSIST OF:
Accumulated net realized gain (loss)                                                           $          67
Shares of beneficial interest                                                                          1,750
Additional paid-in capital                                                                         1,748,709
                                                                                               -------------
NET ASSETS                                                                                     $   1,750,526
                                                                                               =============
NET ASSET VALUE, offering and redemption price per share:
  ($1,750,526,108 divided by 1,750,459,434 shares of $.001 par value
    shares of beneficial interest outstanding)                                                 $        1.00
                                                                                               =============

   See accompanying notes which are anintegral part of the financial statements.

STATEMENT OF OPERATIONS
Amounts in thousands      FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (UNAUDITED)

INVESTMENT INCOME
  Interest                                                                                       $    23,946

EXPENSES
  Advisory fees                                                                $     2,258
  Administrative fees                                                                  276
  Custodian fees                                                                       165
  Distribution fees                                                                    119
  Transfer agent fees                                                                   33
  Professional fees                                                                     14
  Registration fees                                                                     17
  Shareholder servicing fees                                                           743
  Trustees' fees                                                                        18
  Miscellaneous                                                                         27
                                                                               -----------
  Expenses before reductions                                                         3,670
  Expense reductions                                                                   (24)
                                                                               -----------
     Expenses, net                                                                                     3,646
                                                                                                 -----------
Net investment income                                                                                 20,300
                                                                                                 -----------
NET REALIZED GAIN (LOSS)
Net realized gain (loss) on investments                                                                   23
                                                                                                 -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                            $    20,323
                                                                                                 ===========

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                              FOR THE SIX
                                                                              MONTHS ENDED      FOR THE FISCAL
                                                                            FEBRUARY 28,2002      YEAR ENDED
                                                                              (UNAUDITED)       AUGUST 31, 2001
                                                                            ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income                                                        $      20,300    $        81,898
  Net realized gain (loss)                                                                23                 44
                                                                               -------------    ---------------
     Net increase (decrease) in net assets from operations                            20,323             81,942
                                                                               -------------    ---------------
DISTRIBUTIONS
  From net investment income                                                         (20,300)           (81,898)
                                                                               -------------    ---------------
SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions                     (311,410)           536,604
                                                                               -------------    ---------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                         (311,387)           536,648

NET ASSETS
  Beginning of period                                                              2,061,913          1,525,265
                                                                               -------------    ---------------
  End of period                                                                $   1,750,526    $     2,061,913
                                                                               =============    ===============

  See accompanying notes which are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                          FISCAL YEARS ENDED AUGUST 31,
                                                            ----------------------------------------------------------
                                                   2002*       2001        2000         1999        1998        1997
                                                ----------  ----------  ----------  -----------  ----------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD            $   1.0000  $   1.0000  $   1.0000   $   1.0000  $   1.0000  $  1.0000
                                                ----------  ----------  ----------  -----------  ----------  ---------
INCOME FROM OPERATIONS
  Net investment income                              .0111       .0507       .0551        .0462       .0500      .0500
                                                ----------  ----------  ----------  -----------  ----------  ---------
DISTRIBUTIONS
  From net investment income                        (.0111)     (.0507)     (.0551)      (.0462)     (.0500)    (.0500)
                                                ----------  ----------  ----------  -----------  ----------  ---------
NET ASSET VALUE, END OF PERIOD                  $   1.0000  $   1.0000  $   1.0000   $   1.0000  $   1.0000  $  1.0000
                                                ==========  ==========  ==========  ===========  ==========  =========
TOTAL RETURN (%)(a)                                   1.11        5.19        5.65         4.74        5.33       5.19

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)       1,750,526   2,061,913   1,525,265    1,239,304     945,897    904,483

  Ratios to average net assets (%)(b):
    Operating expenses, net (c)                        .40         .40         .42          .42         .42        .44
    Operating expenses, gross (c)                      .41         .40         .42          .42         .42        .44
    Net investment income                             2.25        4.99        5.55         4.62        5.20       5.08

 *  For the six months ended February 28, 2002 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for periods less than one year are annualized.
(c) See Note 4 for current period amounts.

                                                   NOTES TO FINANCIAL STATEMENTS

                                                   FEBRUARY 28, 2002 (UNAUDITED)

1. ORGANIZATION
   The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 25 investment portfolios which are in operation as of February 28, 2002. These financial statements report on one portfolio, the SSgA US Government Money Market Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. SIGNIFICANT ACCOUNTING POLICIES
   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION: The Fund utilizes the amortized cost valuation method in accordance with Rule 2a-7 of the 1940 Act, a method by which each portfolio instrument meeting certain materiality parameters and credit worthiness standards are initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed.

   SECURITIES TRANSACTIONS: Securities transactions are recorded on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from the securities transactions, if any, are recorded on the basis of identified cost.

   INVESTMENT INCOME: Interest income is recorded daily on the accrual basis.

   FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

   It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records dividends on net investment income daily and pays them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

   EXPENSES: Most expenses can be directly attributed to the Fund. Expenses of the Investment Company which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

   REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with certain qualified financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. SSgA Funds Management, Inc. (the "Adviser") will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

3. SECURITIES TRANSACTIONS
   INVESTMENT TRANSACTIONS: For the period ended February 28, 2002, purchases, sales and maturities of US Government and Agency obligations, excluding repurchase agreements aggregated to $1,587,568,002, $19,998,972 and $1,524,811,033, respectively.

4. RELATED PARTIES
   ADVISER: Effective May 1, 2001, the Investment Company entered into an investment advisory agreement with the Adviser. The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. Prior to May 1, 2001, the investment advisory agreement was with State Street Bank and Trust Company ("State Street"), through State Street Global Advisors, the investment management group of State Street. The Adviser, State Street and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .25% of its average daily net assets. The Investment Company also has contracts with affiliates to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

   In addition, the Fund has entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $24,397 under these arrangements.

   ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all money market portfolios: $0 up to $15 billion - .0315%; over $15 billion - .029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. For administrative services provided in connection with the monthly portfolio fact sheets, the Investment Company pays $1,000 per year per fund for monthly fact sheets. In addition, the Fund reimburses the Administrator for out of pocket expenses and start-up costs for new Funds.

   DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor"), which is a wholly-owned subsidiary of the Administrator, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

   The Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Capital Markets LLC ("Capital Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet")(collectively the "Agents"), as well as several unaffiliated services providers. For these services, the Fund pays .025% to State Street, and a maximum of .175% to each of the other named affiliated Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the period ended February 28, 2002, the Fund was charged shareholder servicing expenses of $225,766 and $346,002 by State Street and Fiduciary Investors Services. The Funds did not incur any expenses from Capital Markets, High Net Worth Services, and CitiStreet during this period.

   The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February28,2002.

   BOARD OF TRUSTEES: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meeting attended. These expenses are allocated among all of the funds based upon their relative net assets.

   ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 2002 WERE AS FOLLOWS:

      Advisory fees                       $        337,508
      Administration fees                           46,263
      Custodian fees                                60,557
      Distribution fees                             20,275
      Shareholder servicing fees                   387,469
      Transfer agent fees                           28,496
      Trustees' fees                                   391
                                          ----------------
                                          $        880,959
                                          ================

   BENEFICIAL INTEREST: As of February 28, 2002, one shareholder (who was also an affiliate of the Investment Company) was a record owner of approximately 26% of the total outstanding shares of the Fund.

5. FUND SHARE TRANSACTIONS (ON A CONSTANT DOLLAR BASIS):

                                                           (AMOUNTS IN THOUSAND)
                                                           FOR THE PERIODS ENDED
                                                       ------------------------------------
                                                       FEBRUARY 28, 2002    AUGUST 31, 2001
                                                       -----------------   ----------------
      Proceeds from shares sold                            $   7,301,989      $  15,340,364
      Proceeds from reinvestment of
        distributions                                             13,698             58,516
      Payments for shares redeemed                            (7,627,097)       (14,862,276)
                                                       -----------------   ----------------
      Total net increase (decrease)                        $    (311,410)     $     536,604
                                                       =================   ================

6. SUBSEQUENT EVENT
   Effective March 1, 2002, State Street Global Markets, LLC will serve as distributor for all Investment Company portfolio shares. Terms will remain substantially similar to the existing relationship with Russell Fund Distributors.

SSgA US GOVERNMENT MONEY MARKET FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President and CEO
   Mark E. Swanson,  Treasurer and Principal Accounting Officer
   J. David Griswold, Vice President and Secretary
   Deedra S.Walkey, Assistant Secretary
   Ross E. Erickson, Assistant Treasurer
   Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
   SSgA Funds Management, Inc.
   One International Place, 27th Floor
   Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts 02171
   (800) 647-7327

DISTRIBUTOR
   State Street Global Markets, LLC
   One International Place, 27th Floor
   Boston, Massachusetts 02110
   (800) 997-7327

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington 98402

LEGAL COUNSEL
   Goodwin Procter LLP
   Exchange Place
   Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
   PricewaterhouseCoopers LLP
   160 Federal Street
   Boston, Massachusetts 02110

[GRAPHIC]

[SSgA(R) FUNDS LOGO]

SEMIANNUAL REPORT

GROWTH AND INCOME FUND

FEBRUARY 28, 2002

                                  SSgA(R) FUNDS

                             GROWTH AND INCOME FUND

                          Semiannual Report (Unaudited)
                                February 28, 2002

                                Table of Contents

                                                                       PAGE
     Financial Statements                                                3

     Financial Highlights                                                8

     Notes to Financial Statements                                       9

     Fund Management and Service Providers                              14

"SSgA(R)" IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
GROWTH AND INCOME FUND

STATEMENT OF NET ASSETS
                                                   FEBRUARY 28, 2002 (UNAUDITED)

                                                                                                    MARKET
                                                                                NUMBER              VALUE
                                                                                  OF                (000)
                                                                                SHARES                $
                                                                               --------           --------
COMMON STOCKS - 97.4%
CONSUMER DISCRETIONARY - 13.0%
AOL Time Warner, Inc. (a)                                                      183,000               4,538
Clear Channel
  Communications, Inc. (a)                                                     165,000               7,692
Ecolab, Inc.                                                                   185,000               8,664
Home Depot, Inc. (The)                                                         152,000               7,600
Univision Communications, Inc.
  Class A (a)                                                                  233,000               9,609
Wal-Mart Stores, Inc.                                                          285,000              17,673
                                                                                                  --------
                                                                                                    55,776
                                                                                                  --------

CONSUMER STAPLES - 6.7%
Anheuser-Busch Cos., Inc.                                                      120,000               6,102
Coca-Cola Co. (The)                                                            113,000               5,355
Colgate-Palmolive Co.                                                          125,000               6,998
PepsiCo, Inc.                                                                   92,000               4,646
SYSCO Corp.                                                                    200,000               5,914
                                                                                                  --------
                                                                                                    29,015
                                                                                                  --------

ENERGY - 8.1%
Anadarko Petroleum Corp.                                                       102,000               5,314
Baker Hughes, Inc.                                                             180,000               6,356
Exxon Mobil Corp.                                                              304,000              12,555
Nabors Industries, Inc. (a)                                                    192,000               6,810
Noble Drilling Corp. (a)                                                       101,000               3,559
                                                                                                  --------
                                                                                                    34,594
                                                                                                  --------

FINANCIALS - 16.9%
American International Group, Inc.                                             156,000              11,539
Citigroup, Inc.                                                                326,000              14,752
FleetBoston Financial Corp.                                                    255,000               8,512
Freddie Mac                                                                    149,000               9,497
Marsh & McLennan Cos., Inc.                                                     72,000               7,600
Mellon Financial Corp.                                                         185,000               6,660
Morgan Stanley Dean Witter & Co.                                               140,000               6,877
Northern Trust Corp.                                                           130,000               7,035
                                                                                                  --------
                                                                                                    72,472
                                                                                                  --------

HEALTH CARE - 15.4%
American Home Products Corp.                                                    95,000               6,037
Applera Corp. - Applied
  Biosystems Group                                                             270,000               6,102
Baxter International, Inc.                                                     104,000               5,770
Cardinal Health, Inc.                                                          100,000               6,609
HCA-The Healthcare Co.                                                         245,000               9,979
Invitrogen Corp. (a)                                                            52,000               2,373
Johnson & Johnson                                                              168,400              10,256
Pfizer, Inc.                                                                   257,000              10,527
Stryker Corp.                                                                  140,000               8,610
                                                                                                  --------
                                                                                                    66,263
                                                                                                  --------

INDUSTRIALS - 6.1%
Burlington Northern Santa Fe Corp.                                             180,000               5,224
Danaher Corp.                                                                   40,000               2,689
General Electric Co.                                                           415,000              15,978
Tyco International, Ltd.                                                        83,000               2,415
                                                                                                  --------
                                                                                                    26,306
                                                                                                  --------

INFORMATION TECHNOLOGY - 23.3%
Altera Corp. (a)                                                                90,000               1,716
Analog Devices, Inc. (a)                                                        78,000               2,902
Applied Materials, Inc. (a)                                                    107,000               4,651
Automatic Data Processing, Inc.                                                180,000               9,488
Avery Dennison Corp.                                                           110,000               7,040
Cisco Systems, Inc. (a)                                                        255,000               3,639
Dell Computer Corp. (a)                                                        310,000               7,654
EMC Corp. (a)                                                                  185,000               2,017
Flextronics International, Ltd. (a)                                            387,000               5,550
General Dynamics Corp.                                                          55,000               4,998
Gentex Corp. (a)                                                               220,000               6,679
Intel Corp.                                                                    230,000               6,567
International Business Machines Corp.                                          140,000              13,737
Linear Technology Corp.                                                        125,000               4,604
Microsoft Corp. (a)                                                            260,000              15,168
VeriSign, Inc. (a)                                                              95,000               2,254
Veritas Software Corp. (a)                                                      47,000               1,668
                                                                                                  --------
                                                                                                   100,332
                                                                                                  --------

                                        3

                                                                                                   MARKET
                                                                                NUMBER              VALUE
                                                                                  OF                (000)
                                                                                SHARES                $
                                                                               -------             -------
MATERIALS - 2.7%
Kimberly-Clark Corp.                                                           122,000               7,637
Rohm & Haas Co.                                                                 99,600               3,826
                                                                                                   -------
                                                                                                    11,463
                                                                                                   -------

TELECOMMUNICATION SERVICES - 3.9%
Alltel Corp.                                                                   135,000               7,513
Amdocs, Ltd. (a)                                                                70,000               1,978
SBC Communications, Inc.                                                       187,000               7,075
                                                                                                   -------
                                                                                                    16,566
                                                                                                   -------

UTILITIES - 1.3%
Entergy Corp.                                                                  140,000               5,778
                                                                                                   -------

TOTAL COMMON STOCKS
(cost $457,548)                                                                                    418,565
                                                                                                   -------

SHORT-TERM INVESTMENTS - 2.0%
AIM Short Term Investment
  Prime Portfolio                                                                4,222               4,222
Federated Government
  Obligations Fund                                                               4,304               4,304
                                                                                                   -------

TOTAL SHORT-TERM INVESTMENTS
(cost $8,526)                                                                                        8,526
                                                                                                   -------

TOTAL INVESTMENTS - 99.4%
(identified cost $466,074)                                                                         427,091

OTHER ASSETS AND LIABILITIES,
NET - 0.6%                                                                                           2,558
                                                                                                   -------

NET ASSETS - 100.0%                                                                                429,649
                                                                                                   =======

(a) Nonincome-producing security.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNT)    FEBRUARY 28, 2002 (UNAUDITED)

ASSETS
Investments at market (including securities on loan of $2,980),
  (identified cost $466,074)                                                                       $ 427,091
Receivables:
  Dividends                                                                                              494
  Investments sold                                                                                     4,117
  Fund shares sold                                                                                     1,081
Prepaid expenses                                                                                          42
Short-term investments held as collateral for securities loaned, at
  market                                                                                               3,107
                                                                                                   ---------

    Total assets                                                                                     435,932

LIABILITIES
Payables:
  Investments purchased                                                               $  2,691
  Fund shares redeemed                                                                     173
  Accrued fees to affiliates                                                               308
  Other accrued expenses                                                                     4
Payable upon return of securities loaned, at market                                      3,107
                                                                                      --------
    Total liabilities                                                                                  6,283
                                                                                                   ---------

NET ASSETS                                                                                         $ 429,649
                                                                                                   =========
NET ASSETS CONSIST OF:
Net operating loss                                                                                 $    (191)
Accumulated net realized gain (loss)                                                                 (34,246)
Unrealized appreciation (depreciation) on investments                                                (38,983)
Shares of beneficial interest                                                                             23
Additional paid-in capital                                                                           503,046
                                                                                                   ---------

NET ASSETS                                                                                         $ 429,649
                                                                                                   =========

NET ASSET VALUE, offering and redemption price per share:
  ($429,649,300 divided by 23,245,778 shares of $.001 par value
    shares of beneficial interest outstanding)                                                     $   18.48
                                                                                                   =========

  See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS
Amounts in thousands      FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (UNAUDITED)

INVESTMENT INCOME
  Dividends                                                           $    2,184
  Securities Lending Income                                                   23
                                                                      ----------

    Total investment income                                                2,207

EXPENSES
  Advisory fees                                      $      1,854
  Administrative fees                                          87
  Custodian fees                                               41
  Distribution fees                                           309
  Transfer agent fees                                          43
  Professional fees                                            13
  Registration fees                                            15
  Shareholder servicing fees                                  264
  Trustees' fees                                                8
  Miscellaneous                                                14
                                                     ------------

  Expenses before reductions                                2,648
  Expense reductions                                         (250)
                                                     ------------
    Expenses, net                                                          2,398
                                                                      ----------

Net investment income (loss)                                                (191)
                                                                      ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments                                  (23,221)
Net change in unrealized appreciation (depreciation) on investments       13,494
                                                                      ----------

Net realized and unrealized gain (loss)                                   (9,727)
                                                                      ----------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                 $   (9,918)
                                                                      ==========

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                     FOR THE SIX
                                                                     MONTHS ENDED
                                                                      FEBRUARY 28,   FOR THE FISCAL
                                                                         2002          YEAR ENDED
                                                                      (UNAUDITED)    AUGUST 31, 2001
                                                                     ------------    --------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income (loss)                                       $       (191)   $         (267)
  Net realized gain (loss)                                                (23,221)          (10,617)
  Net change in unrealized appreciation (depreciation)                     13,494          (145,562)
                                                                     ------------    --------------

    Net increase (decrease) in net assets from operations                  (9,918)         (156,446)
                                                                     ------------    --------------

DISTRIBUTIONS
  From net investment income                                                   --              (470)
  From net realized gain                                                       --           (23,368)
                                                                     ------------    --------------
    Net decrease in net assets from distributions                              --           (23,838)
                                                                     ------------    --------------

SHARE TRANSACTIONS
    Net increase (decrease) in net assets from share transactions         (11,668)          109,010
                                                                     ------------    --------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                               (21,586)          (71,274)

NET ASSETS
    Beginning of period                                                   451,235           522,509
                                                                     ------------    --------------
    End of period (including a net operating loss of
      $191 at February 28, 2002)                                     $    429,649    $      451,235
                                                                     ============    ==============

  See accompanying notes which are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                      FISCAL YEARS ENDED AUGUST 31,
                                                         --------------------------------------------------------
                                                2002*       2001        2000        1999        1998        1997
                                              --------   ---------   ---------   ---------   ---------    --------
NET ASSET VALUE, BEGINNING OF PERIOD         $  18.86    $  27.21    $  22.53    $  18.10    $  18.08     $ 13.36
                                             ---------   ---------   ---------   ---------   ---------    --------

INCOME FROM OPERATIONS
  Net investment income (loss)(a)                (.01)       (.01)        .06         .09         .11         .12
  Net realized and unrealized gain (loss)        (.37)      (7.13)       5.77        6.79        1.83        5.18
                                             ---------   ---------   ---------   ---------   ---------    --------

    Total income (loss) from operations          (.38)      (7.14)       5.83        6.88        1.94        5.30
                                             ---------   ---------   ---------   ---------   ---------    --------

DISTRIBUTIONS
  From net investment income                       --        (.02)       (.07)       (.09)       (.11)       (.14)
  From net realized gain                           --       (1.19)      (1.08)      (2.36)      (1.81)       (.44)
                                             ---------   ---------   ---------   ---------   ---------    --------

    Total distributions                            --       (1.21)      (1.15)      (2.45)      (1.92)       (.58)
                                             ---------   ---------   ---------   ---------   ---------    --------

NET ASSET VALUE, END OF PERIOD               $  18.48    $  18.86    $  27.21    $  22.53    $  18.10     $ 18.08
                                             =========   =========   =========   =========   =========    ========

TOTAL RETURN (%)(b)                             (2.02)     (27.15)      27.26       41.55       10.93       40.95

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)    429,649     451,235     522,509     291,716     111,626      71,736

  Ratios to average net assets (%)(c):
    Operating expenses, net (d)                  1.10        1.10        1.10        1.03         .95         .95
    Operating expenses, gross (d)                1.21        1.21        1.15        1.11        1.14        1.21
    Net investment income                        (.09)       (.06)        .24         .41         .57         .82

  Portfolio turnover rate (%)                   15.66       43.87       49.72       72.27       66.44       29.88

*   For the six months ended February 28, 2002 (Unaudited).
(a) For the periods subsequent to August 31, 1998, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) See Note 4 for current period amounts.

                                                   NOTES TO FINANCIAL STATEMENTS

                                                   FEBRUARY 28, 2002 (UNAUDITED)

1. ORGANIZATION
   The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 25 investment portfolios which are in operation as of February 28, 2002. These financial statements report on one portfolio, the SSgA Growth and Income Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. SIGNIFICANT ACCOUNTING POLICIES
   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION: United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the basis of the last reported sales price. Investments in other mutual funds are valued at the net asset value per share.

   International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the last reported sales price. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

   Short-term instruments maturing within 60 days of the valuation date are valued at amortized cost.

   The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

   INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

   AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

   FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

   It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At August 31, 2001, the Fund had a net tax basis capital loss carryover of $1,780,728, which may be applied against any realized net taxable gains in each succeeding year or until its expiration date of August 31, 2009.

   The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 2002 are as follows:

                                                                              NET
                                                                           UNREALIZED
                       FEDERAL TAX       UNREALIZED      UNREALIZED       APPRECIATION
                          COST          APPRECIATION   (DEPRECIATION)    (DEPRECIATION)
                    --------------      ------------   --------------    --------------
                    $  466,504,837      $ 29,460,392   $ (68,874,494)    $ (39,414,102)

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting year may differ significantly from distributions during such year. The differences between tax regulations and GAAP relate primarily to investments in certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

   EXPENSES: Most expenses can be directly attributed to the Fund. Expenses of the Investment Company which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

3. SECURITIES TRANSACTIONS
   INVESTMENT TRANSACTIONS: For the period ended February 28, 2002, purchases and sales of investment securities, excluding short-term investments, aggregated to $67,104,897 and $83,288,700, respectively.

   SECURITIES LENDING: The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 28, 2002, the value of outstanding securities on loan and the value of collateral amounted to $2,979,837 and $3,107,008, respectively.

4. RELATED PARTIES
   ADVISER: Effective May 1, 2001, the Investment Company entered into an investment advisory agreement with SSgA Funds Management, Inc. (the "Adviser"). The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. Prior to May 1, 2001, the investment advisory agreement was with State Street, through State Street Global Advisors, the investment management group of State Street. The Adviser, State Street and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .85% of its average daily net assets. The Adviser has voluntarily agreed to reimburse the Fund for all expenses in excess of 1.10% of average daily net asset on an annual basis. The total amount of the reimbursement for the period ended February 28, 2002, was $249,796. As of February 28, 2002, the receivable due from the Adviser for reimbursed expenses in excess of the expense cap has been netted against the Advisory fee payable. The Investment Company also has contracts with affiliates to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

   In addition, the Fund has entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $401 under these arrangements.

   ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all U.S. Equity portfolios: $0 to $2 billion - .0315%; over $2 billion - .029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. For administrative services provided in connection with the monthly portfolio fact sheets, the Investment Company pays $1,000 per year per fund for monthly fact sheets. In addition, the Fund reimburses the Administrator for out of pocket expenses and start-up costs for new Funds.

   DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor"), which is a wholly-owned subsidiary of the Administrator, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

   The Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Capital Markets LLC ("Capital Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, the Fund pays .025% to State Street, and a maximum of .175% to each of the other named affiliated Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the period ended February 28, 2002, the Fund was charged shareholder servicing expenses of $54,519, $8,845 and $141,863 by State Street, Capital Markets and CitiStreet. The Funds did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during this period.

   The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance.

   AFFILIATED BROKERAGE: The Fund placed a portion of its portfolio transactions with Capital Markets, an affiliated broker dealer of State Street. The commissions paid to Capital Markets were $22,850 for the period ended February 28, 2002.

   BOARD OF TRUSTEES: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds based upon their relative net assets.

   ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 2002 WERE AS FOLLOWS:

        Advisory fees                        $    234,980
        Administration fees                        13,908
        Custodian fees                             11,144
        Distribution fees                          13,763
        Shareholder servicing fees                 20,856
        Transfer agent fees                        12,249
        Trustees' fees                                831
                                             ------------
                                             $    307,731
                                             ============

   BENEFICIAL INTEREST: As of February 28, 2002, two shareholders (one of which was also an affiliate of the Investment Company) were record owners of approximately 31% and 16%, respectively, of the total outstanding shares of the Fund.

5. FUND SHARE TRANSACTIONS (amounts in thousands)

                                                             FOR THE PERIODS ENDED
                                       ------------------------------------------------------------
                                            FEBRUARY 28, 2002                AUGUST 31, 2001
                                       ----------------------------     ---------------------------
                                        SHARES           DOLLARS         SHARES          DOLLARS
                                       ---------     --------------     --------      -------------
Proceeds from shares sold                 4,370      $      82,716       10,716       $    234,101
Proceeds from reinvestment of
  distributions                              --                 --          933             22,218
Payments for shares redeemed             (5,052)           (94,384)      (6,925)          (147,309)
                                       ---------     --------------     --------      -------------
Total net increase (decrease)              (682)     $     (11,668)       4,724       $    109,010
                                       =========     ==============     ========      =============

6. INTERFUND LENDING PROGRAM
   The Fund and all other funds of the Investment Company received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Fund did not utilize the interfund lending program during this period.

7. SUBSEQUENT EVENT
   Effective March 1, 2002, State Street Global Markets, LLC will serve as distributor for all Investment Company portfolio shares. Terms will remain substantially similar to the existing relationship with Russell Fund Distributors.

SSgA GROWTH AND INCOME FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

TRUSTEES
  Lynn L. Anderson, Chairman
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

OFFICERS
  Lynn L. Anderson, President and CEO
  Mark E. Swanson, Treasurer and Principal Accounting Officer
  J. David Griswold, Vice President and Secretary
  Deedra S. Walkey, Assistant Secretary
  Ross E. Erickson, Assistant Treasurer
  Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
  SSgA Funds Management, Inc.
  One International Place, 27th Floor
  Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts 02171
  (800) 647-7327

DISTRIBUTOR
  State Street Global Markets, LLC
  One International Place, 27th Floor
  Boston, Massachusetts 02110
  (800) 997-7327

ADMINISTRATOR
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington 98402

LEGAL COUNSEL
  Goodwin Procter LLP
  Exchange Place
  Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP
  160 Federal Street
  Boston, Massachusetts 02110

[GRAPHIC]

[SSgA(R) FUNDS LOGO]

SEMIANNUAL REPORT

INTERMEDIATE FUND

FEBRUARY 28, 2002

                                  SSgA(R) FUNDS

                                INTERMEDIATE FUND

                          Semiannual Report (Unaudited)
                                February 28, 2002

                                Table of Contents

                                                                        PAGE
      Financial Statements                                                3

      Financial Highlights                                               12

      Notes to Financial Statements                                      13

      Fund Management and Service Providers                              19

"SSgA(R)" IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
INTERMEDIATE FUND

STATEMENT OF NET ASSETS

                                                   FEBRUARY 28, 2002 (UNAUDITED)

                                              PRINCIPAL           MARKET
                                                AMOUNT             VALUE
                                                (000)              (000)
                                                  $                  $
                                              ---------           -------
LONG-TERM INVESTMENTS - 75.0%
ASSET-BACKED SECURITIES - 3.7%
DaimlerChrysler Auto Trust
  Series 2000-C Class A4
   6.850% due 11/06/05                              300               315
Discover Card Master Trust I
  Series 1998-7 Class A
   5.600% due 05/16/06                              500               517
EQCC Home Equity Loan Trust
  Series 1999-3 Class A3F
   7.067% due 11/25/24                              280               293
Federal National Mortgage Association
  Series 2001-W2 Class AF3
   5.258% due 05/25/29                              370               376
Ford Credit Auto Owner Trust
  Series 2001-E Class B
   4.480% due 06/15/06                              350               348
Providian Master Trust
  Series 2000-1 Class A
   7.490% due 08/17/09                              225               241
Residential Asset Securities Corp.
  Series 2001-KS3 Class AI3
   5.180% due 07/25/27                              400               406
  Series 2002-KS1 Class AI3
   4.988% due 02/25/27                              300               303
Toyota Auto Receivables Owner Trust
  Series 2000-B Class A4
   6.800 % due 04/15/07                             345               361
USAA Auto Loan Grantor Trust
  Series 1998-1 Class A
   5.800% due 01/15/05                               15                15
                                                                  -------
                                                                    3,175
                                                                  -------

CORPORATE BONDS AND NOTES - 38.0%
Alabama Power Co.
  Series N
   4.875% due 09/01/04                               75                76
Albertson's, Inc.
   7.500% due 02/15/11                              150               163
Alliance Capital Management, LP
   5.625% due 08/15/06                              150               152
Amerada Hess Corp.
   6.650% due 08/15/11                              150               153
American Electric Power, Inc.
  Series A
   6.125% due 05/15/06                              300               303
Anadarko Finance Co.
  Series B
   6.750% due 05/01/11                              250               260
AT&T Corp.
   6.500% due 11/15/06                              250               250
AT&T Wireless Services, Inc.
   7.875% due 03/01/11                              100               104
Bank Of America Corp.
   7.125% due 09/15/06                              360               390
   7.400% due 01/15/11                              250               273
Bank One Corp.
   6.500% due 02/01/06                              200               211
BellSouth Corp.
   6.000% due 10/15/11                              100               101
Caterpillar Financial Services Corp.
   5.950% due 05/01/06                              250               258
Chase Manhattan Corp.
   7.875% due 06/15/10                              350               388
Chubb Corp.
   6.000% due 11/15/11                              225               225
CIT Group, Inc.
   7.125% due 10/15/04                              175               174
   6.500% due 02/07/06                              150               146
Citigroup, Inc.
   6.750% due 12/01/05                              500               534
   5.500% due 08/09/06                            1,200             1,231
Coastal Corp.
   7.500% due 08/15/06                              250               259
Comcast Cable Communications
   6.375% due 01/30/06                              100               103
Conagra Foods, Inc.
   6.750% due 09/15/11                              150               157

                                        3

                                              PRINCIPAL           MARKET
                                                AMOUNT             VALUE
                                                (000)              (000)
                                                  $                  $
                                              ---------           -------
Conoco Funding Co.
   6.350% due 10/15/11                              200               207
Consolidated Natural Gas Co.
  Series C
   6.250% due 11/01/11                              125               125
Countrywide Home Loan
  Series J
   5.500% due 08/01/06                               85                86
Cox Communications, Inc.
   7.750% due 11/01/10                              100               104
Credit Suisse First Boston USA, Inc.
   5.875% due 08/01/06                              200               206
CSX Corp.
   6.750% due 03/15/11                              100               104
DaimlerChrysler North America
  Holding Corp.
   6.400% due 05/15/06                              610               619
Delhaize America, Inc.
   7.375% due 04/15/06                               55                58
Devon Financing Corp. ULC
   6.875% due 09/30/11                              100               100
Diageo Capital PLC
   7.250% due 11/01/09                              100               109
Dominion Resources, Inc.
   3.875% due 01/15/04                              250               249
Dow Chemical Co.
   5.750% due 12/15/08                              100                98
DTE Energy Co.
   6.450% due 06/01/06                               75                78
Duke Energy Field Services, LLC
   5.750% due 11/15/06                              125               124
Edison Mission Energy
   10.000% due 08/15/08                             100                97
EOP Operating, LP
   6.500% due 01/15/04                              175               182
Equitable Cos., Inc.
   9.000% due 12/15/04                              250               279
Exelon Generation Co., LLC
   6.950% due 06/15/11                              150               156
Federal National Mortgage Association
   4.375% due 10/15/06                            1,900             1,882
Federated Department Stores, Inc.
   8.500% due 06/01/10                              100               113
First Union National Bank
   7.800% due 08/18/10                              175               196
Firstar Bank NA
   7.125% due 12/01/09                              200               213
FirstEnergy Corp.
   6.450% due 11/15/11                               50                50
Fleet National Bank
  Series BKNT
   5.750% due 01/15/09                              225               220
Ford Motor Credit Co.
   6.875% due 02/01/06                              650               654
   7.375% due 02/01/11                            1,000             1,011
General Electric Capital Corp.
  Series A
   5.875% due 02/15/12                              700               699
General Motors Acceptance Corp.
   5.950% due 03/14/03                              500               507
   6.750% due 01/15/06                              800               821
Goldman Sachs Group, Inc.
   7.625% due 08/17/05                              375               409
Goodyear Tire & Rubber Co.
   7.857% due 08/15/11                               75                71
Hong Kong Land Finance
   7.000% due 05/03/11                              150               152
Household Finance Corp.
   6.500% due 01/24/06                              350               355
   8.000% due 07/15/10                              150               164
   6.750% due 05/15/11                              150               150
International Business Machines Corp.
   4.875% due 10/01/06                              500               498
International Lease Finance Corp.
   5.750% due 10/15/06                              250               244
International Paper Co.
   6.750% due 09/01/11                              100               102

                                        4

                                              PRINCIPAL           MARKET
                                                AMOUNT             VALUE
                                                (000)              (000)
                                                  $                  $
                                              ---------           -------
JP Morgan Chase & Co.
   6.750% due 02/01/11                               25                26
Kellogg Co.
  Series B
   6.000% due 04/01/06                              100               103
Kemper Corp.
   6.875% due 09/15/03                              250               263
Keyspan Corp.
   6.150% due 06/01/06                              200               207
Kroger Co.
   6.800% due 04/01/11                              250               263
Lehman Brothers Holdings, Inc.
   6.250% due 05/15/06                              450               464
Lenfest Communications, Inc.
   8.375% due 11/01/05                              100               109
Lockheed Martin Corp.
   8.200% due 12/01/09                              125               142
MBNA Corp.
   6.250% due 01/17/07                               75                74
Mellon Funding Corp.
   7.500% due 06/15/05                              300               327
Merrill Lynch & Co., Inc. Series B
   6.800% due 11/03/03                              300               316
   6.130% due 05/16/06                              100               104
MidAmerican Funding, LLC
   6.339% due 03/01/09                              150               151
   6.750% due 03/01/11                              150               151
Morgan Stanley Dean Witter & Co.
   5.625% due 01/20/04                              760               788
   7.750% due 06/15/05                              300               329
Morgan Stanley Traded Custody Receipts
   5.894% due 03/01/07                            2,100             1,089
   7.000% due 09/15/11                            1,015             1,076
Motorola, Inc.
   8.000% due 11/01/11                              100                98
National Rural Utilities
   5.250% due 07/15/04                              210               212
Nisource Finance Corp.
   7.500% due 11/15/03                              175               179
Norfolk Southern Corp.
   8.375% due 05/15/05                              140               154
Northrop Grumman Corp.
   7.125% due 02/15/11                              150               156
Occidental Petroleum Corp.
   6.750% due 01/15/12                              150               156
Ocean Energy, Inc.
   7.250% due 10/01/11                              100               102
Pemex Master Trust
   7.875% due 02/01/09                              100               103
PNC Funding Corp.
   5.750% due 08/01/06                              150               153
   7.500% due 11/01/09                              150               161
Powergen US Funding, LLC
   4.500% due 10/15/04                              100                99
Progress Energy, Inc.
   6.750% due 03/01/06                              200               210
PSEG Power, LLC
   6.875% due 04/15/06                              150               155
Qwest Capital Funding, Inc.
   5.875% due 08/03/04                              250               233
   6.250% due 07/15/05                              100                93
   7.900% due 08/15/10                              150               140
R&B Falcon Corp.
   9.500% due 12/15/08                              150               175
Raytheon Co.
   8.300% due 03/01/10                              150               168
Safeway, Inc.
   6.500% due 03/01/11                              200               207
SBC Communications, Inc.
   5.750% due 05/02/06                              350               361
Southern Co Capital Funding, Inc.
  Series A
   5.300% due 02/01/07                              100               100
Sprint Capital Corp.
   7.125% due 01/30/06                              210               202

                                        5

                                              PRINCIPAL           MARKET
                                                AMOUNT             VALUE
                                                (000)              (000)
                                                  $                  $
                                              ---------           -------
Targeted Return Index Securities Trust
   6.000% due 01/25/07                            1,000             1,017
Tele-Communications, Inc.
   7.250% due 08/01/05                              300               309
Time Warner, Inc.
   8.110% due 08/15/06                              100               109
Tosco Corp.
   7.250% due 01/01/07                              250               271
TXU Corp.
   6.375% due 06/15/06                              150               152
Unilever Capital Corp.
   7.125% due 11/01/10                               75                82
Union Pacific Corp.
   7.375% due 09/15/09                              300               323
Verizon Global Funding Corp.
   6.750% due 12/01/05                              850               902
Viacom, Inc.
   7.750% due 06/01/05                              200               214
   6.400% due 01/30/06                              100               104
Virginia Electric & Power Co.
  Series A
   5.375% due 02/01/07                              120               120
Wachovia Corp.
   4.950% due 11/01/06                              200               199
Wal-Mart Stores, Inc.
   6.875% due 08/10/09                              300               326
Walt Disney Co.
   7.300% due 02/08/05                              150               160
Washington Mutual, Inc.
   5.625% due 01/15/07                              150               150
Wells Fargo & Co.
   6.625% due 07/15/04                              200               212
Wells Fargo Bank NA
   6.450% due 02/01/11                              285               296
Wells Fargo Financial, Inc.
   7.000% due 11/01/05                              250               269
Williams Cos, Inc.
   7.125% due 09/01/11                              125               115
WorldCom, Inc.
   6.500% due 05/15/04                              150               144
   7.500% due 05/15/11                              450               432
                                                                  -------
                                                                   32,908
                                                                  -------

EURODOLLAR BONDS - 4.1%
Bowater Canada Finance
   7.950% due 11/15/11                              100               103
British Telecommunications PLC
   7.625% due 12/15/05                              300               323
Chile, Republic of
   6.875% due 04/28/09                              100               104
Citic Pacific Finance
   7.625% due 06/01/11                              300               300
Deutsche Telekom International
  Finance BV
   8.000% due 06/15/05                              225               239
France Telecom Step Up Bond
   7.200% due 03/01/06 (b)                          300               308
Grupo Televisa SA
   8.000% due 09/13/11                              110               112
Koninklijke KPN NV
   7.500% due 10/01/05                              100               103
Korea Development Bank
   7.125% due 04/22/04                              150               159
Korea, Republic of
   8.750% due 04/15/03                              350               372
Petrobras International
  Finance Co. - PIFCO
   9.750% due 07/06/11                              300               305
Telefonica Europe BV
   7.750% due 09/15/10                              150               161
United Mexican States
   9.875% due 02/01/10                              190               219
   8.375% due 01/14/11                              205               219
   7.500% due 01/14/12                              200               204
Uruguay, Republic of
   7.625% due 01/20/12                              400               344
                                                                  -------
                                                                    3,575
                                                                  -------

                                       6

                                              PRINCIPAL           MARKET
                                                AMOUNT             VALUE
                                                (000)              (000)
                                                  $                  $
                                              ---------           -------
MORTGAGE-BACKED SECURITIES - 5.2%
COMM Mortgage Trust
  Series 1999-1 Class A1
   6.145% due 02/15/08                              491               510
Federal Home Loan Mortgage Corp.
   6.000% 15 Year TBA (a)                         1,250             1,270
   6.000% due 2017                                1,250             1,270
First Union National Bank
  Commercial Mortgage
  Interest Only Strip
  Series 2002-C1 Class IOII
   0.959% due 02/12/34                            3,286               200
Heller Financial Commercial
  Mortgage Asset Co.
  Series 1999-PH1 Class A1
   6.500% due 05/15/31                              732               769
Nomura Asset Securities Corp.
  Series 1998-D6, Class A1B
   6.590% due 03/17/28                               20                21
Washington Mutual
  Series 2001-AR1 Class IIA2
   5.000% due 09/25/31 (b)                          500               504
                                                                  -------
                                                                    4,544
                                                                  -------

UNITED STATES GOVERNMENT
AGENCIES - 9.9%
Federal Home Loan Mortgage Corp.
   5.000% due 05/15/04                            2,500             2,581
Federal National Mortgage Association
   5.250% due 06/15/06                            2,960             3,045
   6.400% due 05/14/09                              400               412
   6.000% due 05/15/11                            2,490             2,577
                                                                  -------
                                                                    8,615
                                                                  -------

UNITED STATES GOVERNMENT
TREASURIES - 11.9%
United States Treasury Bond
   3.875% due 04/15/29                              538               583
United States Treasury Note
   3.000% due 01/31/04                              150               150
   5.250% due 05/15/04                              150               157
   3.500% due 11/15/06                            7,115             6,907
   3.375% due 01/15/07                            1,115             1,145
   4.875% due 02/15/12                            1,340             1,341
                                                                  -------
                                                                   10,283
                                                                  -------

YANKEE BONDS - 2.2%
Abitibi-Consolidated, Inc.
   6.950% due 12/15/06                              100               100
Canadian National Railroad
   6.625% due 05/15/03                              500               518
Kowloon-Canton Railway
   8.000% due 03/15/10                              265               301
Petroleos Mexicanos
   6.500% due 02/01/05                              250               255
Petroleum Geo-Services
   7.500% due 03/31/07                               50                43
TELUS Corp.
   8.000% due 06/01/11                              100               106
Tyco International Group SA
   5.800% due 08/01/06                              250               224
Vodafone Group PLC
   7.625% due 02/15/05                              300               324
                                                                  -------
                                                                    1,871
                                                                  -------

TOTAL LONG-TERM INVESTMENTS
(cost $64,051)                                                     64,971
                                                                  -------

                                       7

                                              PRINCIPAL           MARKET
                                                AMOUNT             VALUE
                                                (000)              (000)
                                                  $                  $
                                              ---------           -------
SHORT-TERM INVESTMENTS - 25.1%
American AAdvantage Money Market Fund                97                97
Federated Investors Prime Cash
  Obligations Fund                                  495               495
Jupiter Securities Discount Note
   1.800% due 03/20/02                            3,996             3,996
Old Line Funding Corp.
  Commercial Paper
   1.810% due 04/11/02                            3,992             3,992
Preferred Receivables Funding
  Commercial Paper
   1.800% due 04/01/02                            3,994             3,994
Quincy Capital Corp.
  Commercial Paper
   1.780 due 03/18/02                             1,998             1,998
Superior Funding Cap Corp.
  Discount Note
   1.800% due 03/01/02                            3,000             3,000
Thunder Bay Funding, Inc.
  Commercial Paper
   1.810% due 04/08/02                            3,992             3,992
United States Treasury Bill
   1.650% due 03/28/02 (c)(d)(e)                    200               200
                                                                  -------
TOTAL SHORT TERM INVESTMENTS
(cost $21,764)                                                     21,764
                                                                  -------
TOTAL INVESTMENTS - 100.1%
(identified cost $85,815)                                          86,735

OTHER ASSETS AND LIABILITIES,
NET - (0.1%)                                                          (77)
                                                                  -------
NET ASSETS - 100.0%                                                86,658
                                                                  =======

                                                             UNREALIZED
                                               NOTIONAL     APPRECIATION
                                                AMOUNT     (DEPRECIATION)
                                                (000)          (000)
FUTURES CONTRACTS                                 $              $
                                               --------     ------------
Eurodollar Futures
   expiration date 03/02                          1,250                 2
   expiration date 06/02                          1,250                 2
   expiration date 09/02                          3,750                51
   expiration date 12/02                          5,250                39
   expiration date 03/03                          4,500                24
   expiration date 06/03                          4,500                22
   expiration date 09/03                          4,500                21
   expiration date 12/03                          1,750                 9
   expiration date 03/04                          3,250                 9
   expiration date 06/04                          2,750                 4
   expiration date 09/04                          2,000                 2
   expiration date 12/04                          2,000                 3
US Treasury Notes 5 Year Futures
   expiration date 06/02                          2,200                (2)
                                                             ------------
Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased                                                 186
                                                             ============

(a) Forward commitment.
(b) Adjustable or floating rate security.
(c) At amortized cost, which approximates market.
(d) Rated noted is yield-to-maturity from date of acquisition.
(e) Pledged to cover initial margin requirements for open futures contracts purchased by the Fund.

ABBREVIATIONS:
TBA - To Be Announced Security

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNT)     FEBRUARY 28, 2002 (UNAUDITED)

ASSETS
Investments at market (identified cost $85,815)                                                           $    86,735
Receivables:
  Interest                                                                                                        798
  Investments sold                                                                                              3,539
  Fund shares sold                                                                                                576
Prepaid expenses                                                                                                   15
                                                                                                          -----------
      Total assets                                                                                             91,663

LIABILITIES
Payables:
  Investments purchased (regular settlement)                                          $     3,527
  Investments purchased (delayed settlement)                                                1,270
  Fund shares redeemed                                                                         98
  Accrued fees to affiliates                                                                   34
  Other accrued expenses                                                                       49
  Daily variation margin on futures contracts                                                  27
                                                                                      -----------

      Total liabilities                                                                                         5,005
                                                                                                          -----------
NET ASSETS                                                                                                $    86,658
                                                                                                          ===========

NET ASSETS CONSIST OF:
Undistributed net investment income                                                                       $       344
Accumulated distributions in excess of net realized gain                                                         (257)
Unrealized appreciation (depreciation) on:
  Investments                                                                                                     920
  Futures contracts                                                                                               186
Shares of beneficial interest                                                                                       9
Additional paid-in capital                                                                                     85,456
                                                                                                          -----------
NET ASSETS                                                                                                $    86,658
                                                                                                          ===========

NET ASSET VALUE, offering and redemption price per share:
  ($86,658,320 divided by 8,763,278 shares of $.001 par value
    shares of beneficial interest outstanding)                                                            $      9.89
                                                                                                          ===========

  See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS
Amounts in thousands      FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (UNAUDITED)

INVESTMENT INCOME
  Interest                                                                                                $     2,026
  Dividends                                                                                                        78
                                                                                                          -----------
    Total investment income                                                                                     2,104

EXPENSES
  Advisory fees                                                                       $       342
  Administrative fees                                                                          29
  Custodian fees                                                                               30
  Distribution fees                                                                            28
  Transfer agent fees                                                                          16
  Professional fees                                                                            10
  Registration fees                                                                            15
  Shareholder servicing fees                                                                   35
  Trustees' fees                                                                                6
  Miscellaneous                                                                                 5
                                                                                      -----------
  Expenses before reductions                                                                  516
  Expense reductions                                                                         (260)
                                                                                      -----------

    Expenses, net                                                                                                 256
                                                                                                          -----------
Net investment income (loss)                                                                                    1,848
                                                                                                          -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments                                                                                 300
  Futures contracts                                                                           264                 564
                                                                                      -----------
Net change in unrealized appreciation (depreciation) on:
  Investments                                                                                (461)
  Futures contracts                                                                            26                (435)
                                                                                      -----------         -----------
Net realized and unrealized gain (loss)                                                                           129
                                                                                                          -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                     $     1,977
                                                                                                          ===========

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                                         FOR THE SIX
                                                                                        MONTHS ENDED       FOR THE FISCAL
                                                                                      FEBRUARY 28, 2002      YEAR ENDED
                                                                                         (UNAUDITED)       AUGUST 31, 2001
                                                                                      -----------------    ---------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income (loss)                                                        $           1,848    $         4,029
  Net realized gain (loss)                                                                          564              2,590
  Net change in unrealized appreciation (depreciation)                                             (435)             1,607
                                                                                      -----------------    ---------------
    Net increase (decrease) in net assets from operations                                         1,977              8,226
                                                                                      -----------------    ---------------

DISTRIBUTIONS
  From net investment income                                                                     (2,098)            (4,433)
  From net realized gain                                                                         (1,118)                --
                                                                                      -----------------    ---------------
    Net decrease in net assets from distributions                                                (3,216)            (4,433)
                                                                                      -----------------    ---------------

SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions                                   7,536              9,947
                                                                                      -----------------    ---------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                                       6,297             13,740

NET ASSETS
  Beginning of period                                                                            80,361             66,621
                                                                                      -----------------    ---------------
  End of period (including undistributed net investment income of
    $344 and $594, respectively)                                                      $          86,658    $        80,361
                                                                                      =================    ===============

  See accompanying notes which are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                  FISCAL YEARS ENDED AUGUST 31,
                                                                ------------------------------------------------------------------
                                                     2002*         2001          2000          1999          1998          1997
                                                  ----------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD              $    10.02    $     9.52    $     9.51    $    10.04    $     9.76    $     9.57
                                                  ----------    ----------    ----------    ----------    ----------    ----------

INCOME FROM OPERATIONS
  Net investment income (loss)(a)                        .21           .53           .55           .49           .53           .54
  Net realized and unrealized gain (loss)                .04           .56           .01          (.35)          .28           .20
                                                  ----------    ----------    ----------    ----------    ----------    ----------
      Total income (loss) from operations                .25          1.09           .56           .14           .81           .74
                                                  ----------    ----------    ----------    ----------    ----------    ----------

DISTRIBUTIONS
  From net investment income                            (.25)         (.59)         (.54)         (.51)         (.53)         (.55)
  From net realized gain                                (.13)           --          (.01)         (.16)           --            --
                                                  ----------    ----------    ----------    ----------    ----------    ----------
    Total distributions                                 (.38)         (.59)         (.55)         (.67)         (.53)         (.55)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD                    $     9.89    $    10.02    $     9.52    $     9.51    $    10.04    $     9.76
                                                  ==========    ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (%)(b)                                     2.49         11.90          6.12          1.36          8.64          8.00

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)            86,658        80,361        66,621        71,550        76,691        53,834

  Ratios to average net assets (%)(c):
    Operating expenses, net (d)                          .60           .60           .60           .60           .60           .60
    Operating expenses, gross (d)                       1.21          1.22          1.18          1.11          1.13          1.30
    Net investment income                               4.32          5.44          5.85          5.02          5.51          5.78

  Portfolio turnover rate (%)                         180.95        345.31        225.31        304.47        244.58        242.76

*   For the six months ended February 28, 2002 (Unaudited).
(a) For the periods subsequent to August 31, 1998, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) See Note 4 for current period amounts.

                                                   NOTES TO FINANCIAL STATEMENTS

                                                   FEBRUARY 28, 2002 (UNAUDITED)

1. ORGANIZATION
   The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 25 investment portfolios which are in operation as of February 28, 2002. These financial statements report on one portfolio, the SSgA Intermediate Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. SIGNIFICANT ACCOUNTING POLICIES
   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION: United States fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Investments in other mutual funds are valued at the net asset value per share.

   Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Fixed-income securities may be valued using prices provided by a pricing service when such prices are believed to reflect the market value of such securities.

   Money market instruments maturing within 60 days of the valuation date are valued at amortized cost.

   The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

   INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

   AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

   FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

   It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

   The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 2002 are as follows:

                                                                 NET
                                                              UNREALIZED
      FEDERAL TAX       UNREALIZED        UNREALIZED         APPRECIATION
         COST          APPRECIATION     (DEPRECIATION)      (DEPRECIATION)
     -------------    --------------   ---------------     ----------------
     $  85,831,138    $    1,154,782   $      (251,087)    $        903,695

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment transactions for a reporting year may differ significantly from distributions during such year. The differences between tax regulations and GAAP relate primarily to investments in certain mortgage-backed securities and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

   EXPENSES: Most expenses can be directly attributed to the Fund. Expenses of the Investment Company which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

   FORWARD COMMITMENTS/MORTGAGE DOLLAR ROLLS: The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days)(i.e., a "forward commitment" or "delayed settlement" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The Fund may enter into mortgage dollar rolls (principally in TBA's) in which the Fund purchases a mortgage security and sells a similar mortgage security before settlement of the purchased mortgage security occurs. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund will be segregated on the Fund's records in a dollar amount sufficient to make payment for the portfolio securities to be purchased at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

   DERIVATIVES: To the extent permitted by the investment objective, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Fund's use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment objective.

   The Fund typically uses derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Fund through the use of options and futures to earn "market-like" returns with the Fund's excess and liquidity reserve cash balances. Hedging is used by the Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   FUTURES: The Fund is currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

3. SECURITIES TRANSACTIONS
   INVESTMENT TRANSACTIONS: For the period ended February 28, 2002, purchases and sales of investment securities, excluding US Government and Agency obligations and short-term investments, aggregated to $30,530,069 and $30,685,340, respectively.

   For the period ended February 28, 2002, purchases, sales and maturities of US Government and Agency obligations, excluding short-term investments, aggregated to $91,109,591, $91,709,502 and $2,000,000, respectively.

   SECURITIES LENDING: The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 28, 2002, there were no outstanding securities on loan and no income earned during the period.

4. RELATED PARTIES
   ADVISER: Effective May 1, 2001, the Investment Company entered into an investment advisory agreement with SSgA Funds Management, Inc. (the "Adviser"). The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. Prior to May 1, 2001, the investment advisory agreement was with State Street, through State Street Global Advisors, the investment management group of State Street. The Adviser, State Street and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .80% of its average daily net assets. The Adviser has voluntarily agreed to waive .50% of its .80% Advisory fee. The Adviser has also voluntarily agreed to reimburse the Fund for all expenses in excess of .60% of average daily net assets on an annual basis. The total amounts of the waiver and reimbursement for the period ended February 28, 2002, were $213,779 and $46,061, respectively. As of February 28, 2002, the receivable due from the Adviser for reimbursed expenses in excess of the expense cap has been netted against the Advisory fee payable. The Investment Company also has contracts with affiliates to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

   In addition, the Fund has entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $191 under these arrangements.

   ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all U.S. Fixed Income portfolios: $0 up to $1 billion - .0315%; over $1 billion - .029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. For administrative services provided in connection with the monthly portfolio fact sheets, the Investment Company pays $1,000 per year per fund for monthly fact sheets. In addition, the Fund reimburses the Administrator for out of pocket expenses and start-up costs for new Funds.

   DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor"), which is a wholly-owned subsidiary of the Administrator, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the

   Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

   The Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Capital Markets LLC ("Capital Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, the Fund pays .025% to State Street, and a maximum of .175% to each of the other named affiliated Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the period ended February 28, 2002, the Fund was charged shareholder servicing expenses of $10,689, $1,070 and $17,774, by State Street, Capital Markets and CitiStreet, respectively. The Fund did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during this period.

   The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2002.

   BOARD OF TRUSTEES: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds based upon their relative net assets.

   ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 2002 WERE AS FOLLOWS:

     Advisory fees                        $        7,877
     Administration fees                           5,317
     Custodian fees                                2,627
     Distribution fees                             6,443
     Shareholder servicing fees                    3,185
     Transfer agent fees                           7,616
     Trustees' fees                                  942
                                          --------------
                                          $       34,007
                                          ==============

   BENEFICIAL INTEREST: As of February 28, 2002, one shareholder (who was also an affiliate of the Investment Company) was a record owner of approximately 18% of the total outstanding shares of the Fund.

5. FUND SHARE TRANSACTIONS (amounts in thousands)

                                                                          FOR THE PERIODS ENDED
                                                      -------------------------------------------------------------
                                                           FEBRUARY 28, 2002                    AUGUST 31, 2001
                                                      ----------------------------      ---------------------------
                                                        SHARES          DOLLARS            SHARES        DOLLARS
                                                      ----------     -------------      -------------   -----------
Proceeds from shares sold                                  3,496      $     34,785             3,126    $    30,487
Proceeds from reinvestment of distributions                  253             2,503               361          3,462
Payments for shares redeemed                              (3,007)          (29,752)           (2,461)       (24,002)
                                                      ----------     -------------      -------------   -----------
Total net increase (decrease)                                742      $      7,536             1,026    $     9,947
                                                      ===========    =============        ===========  ============

6. INTERFUND LENDING PROGRAM
   The Fund and all other funds of the Investment Company received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Fund did not utilize the interfund lending program during this period.

7. DIVIDENDS
   On March 1, 2002, the Board of Trustees declared a dividend of $.0818 from net investment income, payable on March 7, 2002 to shareholders of record on March 4, 2002.

8. SUBSEQUENT EVENT
   Effective March 1, 2002, State Street Global Markets, LLC will serve as distributor for all Investment Company portfolio shares. Terms will remain substantially similar to the existing relationship with Russell Fund Distributors.

SSgA INTERMEDIATE FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

TRUSTEES
  Lynn L. Anderson, Chairman
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

OFFICERS
  Lynn L. Anderson, President and CEO
  Mark E. Swanson, Treasurer and Principal Accounting Officer
  J. David Griswold, Vice President and Secretary
  Deedra S. Walkey, Assistant Secretary
  Ross E. Erickson, Assistant Treasurer
  Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
  SSgA Funds Management, Inc.
  One International Place, 27th Floor
  Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts 02171
  (800) 647-7327

DISTRIBUTOR
  State Street Global Markets, LLC
  One International Place, 27th Floor
  Boston, Massachusetts 02110
  (800) 997-7327

ADMINISTRATOR
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington 98402

LEGAL COUNSEL
  Goodwin Procter LLP
  Exchange Place
  Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP
  160 Federal Street
  Boston, Massachusetts 02110

[GRAPHIC]

[SSgA(R) FUNDS LOGO]

SEMIANNUAL REPORT

INTERMEDIATE MUNICIPAL BOND FUND

FEBRUARY 28, 2002

                                  SSgA(R) FUNDS

                        INTERMEDIATE MUNICIPAL BOND FUND

                          Semiannual Report (Unaudited)
                                February 28, 2002

                                Table of Contents

                                                                           PAGE
      Financial Statements                                                   3

      Financial Highlights                                                  11

      Notes to Financial Statements                                         12

      Fund Management and Service Providers                                 17

"SSgA(R)" IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
INTERMEDIATE MUNICIPAL BOND FUND

STATEMENT OF NET ASSETS

                                                   FEBRUARY 28, 2002 (UNAUDITED)

                                                                            PRINCIPAL                                  MARKET
                                                                              AMOUNT                     DATE          VALUE
                                                                              (000)         RATE          OF           (000)
                                                                                $             %        MATURITY          $
                                                                            ---------     --------     --------       ------
MUNICIPAL BONDS - 98.6%
ALABAMA - 2.3%
Alabama State Water Pollution Control Authority Revenue (a)                       325        4.750     08/15/09          343
                                                                                                                      ------

ARIZONA - 1.9%
Salt River Project, Arizona Agricultural Improvement & Power
  District Electric System Revenue, Series A (a)                                  250        6.000     01/01/05          272
                                                                                                                      ------

CALIFORNIA - 1.9%
Los Angeles, California Water & Power Revenue, Series A-A-1                       250        5.250     07/01/10          278
                                                                                                                      ------

COLORADO - 1.8%
University of Colorado, Enterprise System Revenue, Series A                       250        5.000     06/01/05          267
                                                                                                                      ------

CONNECTICUT - 1.8%
Connecticut State Health & Educational Facilities Authority Revenue,
  Series D                                                                        250        4.750     07/01/10          263
                                                                                                                      ------

DISTRICT OF COLUMBIA - 5.7%
District of Columbia General Obligation, Series B (a)                             250        5.500     06/01/10          274
District of Columbia General Obligation, Series B
   (pre-refunded 06/01/04) (a)(b)                                                 500        6.000     06/01/10          551
                                                                                                                      ------
                                                                                                                         825
                                                                                                                      ------

FLORIDA - 5.8%
Florida State Intergovernmental Finance Common Capital Revenue, Series A          550        5.000     05/01/11          584
Pinellas County, Florida Resource Recovery Revenue                                250        5.125     10/01/04          265
                                                                                                                      ------
                                                                                                                         849
                                                                                                                      ------

GEORGIA - 1.7%
Georgia State Municipal Electric Authority Power Revenue, Series C(a)             125        5.550     01/01/07          135
Georgia State Municipal Electric Authority Power Revenue, Series C(a)             100        5.600     01/01/08          109
                                                                                                                      ------
                                                                                                                         244
                                                                                                                      ------

HAWAII - 5.1%
Hawaii State General Obligation                                                   250        5.250     02/01/08          271
Honolulu, Hawaii City & County General Obligation, Series A
   (pre-refunded 11/01/07) (a)(b)                                                 410        6.000     11/01/09          471
                                                                                                                      ------
                                                                                                                         742
                                                                                                                      ------

                                        3

                                                                            PRINCIPAL                                  MARKET
                                                                              AMOUNT                     DATE          VALUE
                                                                              (000)         RATE          OF           (000)
                                                                                $             %        MATURITY          $
                                                                            ---------     --------     --------       ------
ILLINOIS - 3.7%
Illinois State General Obligation                                                 250        5.500     08/01/13          264
Metropolitan Pier & Exposition Authority Illinois Dedicated State
  Tax Revenue (pre-refunded 06/15/03) (a)(b)                                      250        6.500     06/15/22          270
                                                                                                                      ------
                                                                                                                         534
                                                                                                                      ------

MARYLAND - 2.2%
Montgomery County, Maryland Community Multifamily Housing Opportunities
  Revenue, Series B (a)                                                           305        5.200     07/01/04          321
                                                                                                                      ------

MASSACHUSETTS - 7.7%
Massachusetts State Development Finance Agency Revenue, Series C (a)              500        5.750     08/01/05          534
Massachusetts State General Obligation, Series B
  (pre-refunded 08/01/04) (a)(b)                                                  530        6.000     08/01/14          588
                                                                                                                      ------
                                                                                                                       1,122
                                                                                                                      ------

MINNESOTA - 1.9%
University of Minnesota, Revenue, Series A                                        250        5.500     07/01/06          275
                                                                                                                      ------

MISSOURI - 4.3%
Missouri State Environmental Impact & Energy Resources Authority Water
  Pollution Control Revenue, Series B                                             350        5.250     07/01/09          382
Missouri State Environmental Improvement & Energy Resource Authority Water
  Pollution Control Revenue, Series B                                             225        5.500     07/01/10          249
                                                                                                                      ------
                                                                                                                         631
                                                                                                                      ------

NEVADA - 2.2%
Nevada State General Obligation, Series B                                         300        5.000     03/01/13          315
                                                                                                                      ------

NEW MEXICO - 1.8%
New Mexico State Severance Tax, Series A                                          250        5.000     07/01/09          264
                                                                                                                      ------

NEW YORK - 4.2%
New York State Dormitory Authority Revenue, Series G (a)                          275        5.250     08/15/09          301
New York, New York General Obligation, Series F                                   300        5.000     08/01/07          319
                                                                                                                      ------
                                                                                                                         620
                                                                                                                      ------

NORTH CAROLINA - 1.8%
Mecklenburg County, North Carolina General Obligation, Series B                   250        4.400     02/01/08          261
                                                                                                                      ------

                                        4

                                                                            PRINCIPAL                                 MARKET
                                                                              AMOUNT                     DATE          VALUE
                                                                              (000)         RATE          OF           (000)
                                                                                $             %        MATURITY          $
                                                                            ---------     --------     --------       ------
OHIO - 9.1%
Cincinnati, Ohio General Obligation                                               400        5.125     12/01/05          434
Columbus, Ohio General Obligation, Series 1                                       250        5.500     11/15/13          275
Ohio State General Obligation, Series A (a)                                       300        5.750     06/15/10          334
University of Cincinnati, Ohio General Receipts Revenue Bonds, Series A (a)       250        5.500     06/01/11          277
                                                                                                                      ------
                                                                                                                       1,320
                                                                                                                      ------

OKLAHOMA - 6.5%
Grand River Dam, Oklahoma Authority Revenue (a)                                   500        6.000     06/01/07          564
Oklahoma City, Oklahoma General Obligation                                        360        5.000     07/01/10          383
                                                                                                                      ------
                                                                                                                         947
                                                                                                                      ------

OREGON - 1.5%
Oregon State Department of Administrative Services Certificate
  Participation Lease Revenue, Series B (a)                                       195        5.250     05/01/10          212
                                                                                                                      ------

TENNESSEE - 4.2%
Metropolitan Government Nashville & Davidson Counties,
  Tennessee General Obligation                                                    200        5.000     11/15/09          215
Shelby County, Tennessee General Obligation, Series A
  (pre-refunded 06/01/06) (a)(b)                                                  360        5.875     06/01/19          401
                                                                                                                      ------
                                                                                                                         616
                                                                                                                      ------

TEXAS - 8.2%
Aldine, Texas Independent School District General Obligation                      250        5.000     02/15/09          266
Carroll, Texas Independent School District General Obligation                     235        5.000     02/15/08          251
Dallas, Texas Area Rapid Transit Revenue (a)                                      225        5.500     12/01/10          248
San Antonio, Texas Electric & Gas Revenue, Series 2000
  (pre-refunded 02/01/06) (a)(b)                                                   45        5.800     02/01/06           49
San Antonio, Texas Water Revenue, Series A                                        250        5.250     05/15/10          271
Tarrant County, Texas Health Facilities Development Corp. Systems
  Revenue, Series A (a)                                                           100        5.125     09/01/12          108
                                                                                                                      ------
                                                                                                                       1,193
                                                                                                                      ------

UTAH - 1.8%
Salt Lake County, Utah Municipal Building Authority Lease Revenue,
  Series A                                                                        250        5.000     10/01/08          269
                                                                                                                      ------

                                       5

                                                                            PRINCIPAL                                 MARKET
                                                                              AMOUNT                     DATE          VALUE
                                                                              (000)         RATE          OF           (000)
                                                                                $             %        MATURITY          $
                                                                            ---------     --------     --------       ------
WASHINGTON - 2.1%
King County, Washington General Obligation                                        300        4.000     10/01/06          301
                                                                                                                      ------

WISCONSIN - 7.4%
Madison, Wisconsin General Obligation, Series A (a)                               500        5.500     05/01/05          542
Milwaukee, Wisconsin Metropolitan Sewer District General Obligation,
  Series A (a)                                                                    500        6.125     10/01/03          534
                                                                                                                      ------
                                                                                                                       1,076
                                                                                                                      ------

TOTAL MUNICIPAL BONDS
(cost $13,886)                                                                                                        14,360
                                                                                                                      ------

SHORT-TERM INVESTMENTS - 2.9%
AIM Tax Free Cash Reserve Money Market                                             90                                     90
Federated Municipal Obligations Fund Class A                                      330                                    330
                                                                                                                      ------

TOTAL SHORT-TERM INVESTMENTS
(cost $420)                                                                                                              420
                                                                                                                      ------

TOTAL INVESTMENTS - 101.5%
(identified cost $14,306)                                                                                             14,780

OTHER ASSETS AND LIABILITIES, NET - (1.5%)                                                                              (217)
                                                                                                                      ------
NET ASSETS - 100.0%                                                                                                   14,563
                                                                                                                      ======

(a) Bond is insured by AMBAC, FGIC or MBIA/BIG.
(b) Pre-refunded: These bonds are collateralized by US Treasury Securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate is for descriptive purposes; effective yield may vary.

ABBREVIATIONS:
AMBAC - AMBAC Indemnity Corporation
FGIC - Financial Guaranty Insurance Corporation
MBIA - Municipal Bond Investors Assurance

See accompanying notes which are an integral part of the financial statements.

QUALITY RATINGS AS A % OF VALUE (Unaudited)*

AAA/Aaa                                                 52%
AA/Aa                                                   39
A                                                        9
                                                      ----

                                                       100%
                                                      ====

ECONOMIC SECTOR EMPHASIS AS A % OF VALUE (Unaudited)

General Obligation                                      56%
Other Revenue                                            9
Education Revenue                                        7
Healthcare Revenue                                       6
Utility Revenue                                          6
Electricity & Power Revenue                              5
Lease Revenue                                            3
Housing Revenue                                          2
Resource Recovery Revenue                                2
Special Tax Revenue                                      2
Transportation Revenue                                   2
                                                      ----
                                                       100%
                                                      ====

* The Moody's or Standard & Poor's ratings available at February 28, 2002 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at February 28, 2002.

  See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNT)     FEBRUARY 28, 2002 (UNAUDITED)

ASSETS
Investments at market (identified cost $14,306)                                         $   14,780
Receivables:
  Interest                                                                                     157
  Investments sold                                                                             270
  Fund shares sold                                                                             113
  From Advisor                                                                                  11
Prepaid expenses                                                                                11
                                                                                        ----------

    Total assets                                                                            15,342

LIABILITIES
Payables:
  Investments purchased (regular settlement)                             $      274
  Investments purchased (delayed settlement)                                    483
  Fund shares redeemed                                                            2
  Accrued fees to affiliates                                                     10
  Other accrued expenses                                                         10
                                                                         ----------

     Total liabilities                                                                         779
                                                                                        ----------

NET ASSETS                                                                              $   14,563
                                                                                        ==========
NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income                            $      (30)
Accumulated net realized gain (loss)                                                            68
Unrealized appreciation (depreciation) on investments                                          474
Shares of beneficial interest                                                                    1
Additional paid-in capital                                                                  14,050
                                                                                        ----------

NET ASSETS                                                                              $   14,563
                                                                                        ==========

NET ASSET VALUE, offering and redemption price per share:
  ($14,563,194 divided by 1,389,169 shares of $.001 par value
     shares of beneficial interest outstanding)                                         $    10.48
                                                                                        ==========

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS
Amounts in thousands      FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (UNAUDITED)

INVESTMENT INCOME
  Interest                                                                              $      289
  Dividends                                                                                      6
                                                                                        ----------

     Total investment income                                                                   295

EXPENSES
  Advisory fees                                                          $       20
  Administrative fees                                                            18
  Custodian fees                                                                  9
  Distribution fees                                                               6
  Transfer agent fees                                                            13
  Professional fees                                                              10
  Registration fees                                                              20
  Shareholder servicing fees                                                      2
  Trustees' fees                                                                  6
  Miscellaneous                                                                   4
                                                                         ----------

  Expenses before reductions                                                    108
  Expense reductions                                                            (64)
                                                                         ----------

     Expenses, net                                                                              44
                                                                                        ----------

Net investment income (loss)                                                                   251
                                                                                        ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments                                                        100
Net change in unrealized appreciation (depreciation) on investments                            (94)
                                                                                        ----------

Net realized and unrealized gain (loss)                                                          6
                                                                                        ----------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                   $      257
                                                                                        ==========

  See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                        FOR THE SIX
                                                                        MONTHS ENDED       FOR THE FISCAL
                                                                     FEBRUARY 28, 2002       YEAR ENDED
                                                                        (UNAUDITED)        AUGUST 31, 2001
                                                                     -----------------     ---------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income (loss)                                        $            251     $          394
  Net realized gain (loss)                                                         100                118
  Net change in unrealized appreciation (depreciation)                             (94)               390
                                                                      ----------------     --------------

     Net increase (decrease) in net assets from operations                         257                902
                                                                      ----------------     --------------

DISTRIBUTIONS
  From net investment income                                                      (357)              (427)
  From net realized gain                                                          (138)               (60)
                                                                      ----------------     --------------

     Net decrease in net assets from distributions                                (495)              (487)
                                                                      ----------------     --------------

SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions                    691              3,054
                                                                      ----------------     --------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                        453              3,469


NET ASSETS
  Beginning of period                                                           14,110             10,641
                                                                      ----------------     --------------
  End of period (including accumulated distributions in excess of net investment income of $30 and undistributed net investment
     income of $76, respectively)                                     $         14,563     $       14,110
                                                                      ================     ==============

See accompanying notes which are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                 FISCAL YEARS ENDED
                                                                      AUGUST 31,
                                                               -----------------------
                                                    2002*         2001         2000**
                                                 ---------     ---------     ---------
NET ASSET VALUE, BEGINNING OF PERIOD             $   10.68     $   10.31     $   10.00
                                                 ---------     ---------     ---------

INCOME FROM OPERATIONS
  Net investment income (loss)(a)                      .19           .41           .11
  Net realized and unrealized gain (loss)             (.01)          .49           .20
                                                 ---------     ---------     ---------

     Total income (loss) from operations               .18           .90           .31
                                                 ---------     ---------     ---------

DISTRIBUTIONS
  From net investment income                          (.27)         (.47)           --
  From net realized gain                              (.11)         (.06)           --
                                                 ---------     ---------     ---------

     Total distributions                              (.38)         (.53)           --
                                                 ---------     ---------     ---------

NET ASSET VALUE, END OF PERIOD                   $   10.48     $   10.68     $   10.31
                                                 =========     =========     =========

TOTAL RETURN (%)(b)                                   1.77          9.06          3.10

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)          14,563        14,110        10,641

  Ratios to average net assets (%)(c):
     Operating expenses, net (d)                       .65           .65           .65
     Operating expenses, gross (d)                    1.59          1.67          1.68
     Net investment income                            3.67          3.87          4.21

  Portfolio turnover rate (%)                        37.25        135.85        212.18

*   For the six months ended February 28, 2002 (Unaudited).
**  For the period June 1, 2000 (commencement of operations) to August 31, 2000.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) See Note 4 for current period amounts.

                                                   NOTES TO FINANCIAL STATEMENTS

                                                   FEBRUARY 28, 2002 (UNAUDITED)

1. ORGANIZATION
   The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 25 investment portfolios which are in operation as of February 28, 2002. These financial statements report on one portfolio, the SSgA Intermediate Municipal Bond Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. SIGNIFICANT ACCOUNTING POLICIES
   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION: United States fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter, fixed-income securities and options are valued on the basis of the closing bid price. Investments in other mutual funds are valued at the net asset value per share.

   Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Fixed-income securities may be valued using prices provided by a pricing service when such prices are believed to reflect the market value of such securities.

   Money market instruments maturing within 60 days of the valuation date are valued at amortized cost.

   The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

   INVESTMENT INCOME: Dividend income from tax-free money market funds is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

   AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

   FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

   It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

   The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 2002 are as follows:

                                                            NET
                                                         UNREALIZED
        FEDERAL TAX      UNREALIZED     UNREALIZED      APPRECIATION
           COST         APPRECIATION  (DEPRECIATION)   (DEPRECIATION)
       ------------     ------------   ------------     -------------
       $ 14,305,479     $    482,856   $     (8,682)    $    474,174

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investment in certain fixed income securities purchased at a discount and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

   EXPENSES: Most expenses can be directly attributed to the Fund. Expenses of the Investment Company which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

3. SECURITIES TRANSACTIONS
   INVESTMENT TRANSACTIONS: For the period ended February 28, 2002, purchases and sales of investment securities, excluding short-term investments, aggregated to $5,478,794 and $4,906,652, respectively.

   SECURITIES LENDING: The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund.

   All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 28,2002, there were no outstanding securities on loan and no income earned during the period.

4. RELATED PARTIES
   ADVISER: Effective May 1, 2001, the Investment Company entered into an investment advisory agreement with SSgA Funds Management, Inc. (the "Adviser"). The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. Prior to May 1, 2001, the investment advisory agreement was with State Street, through State Street Global Advisors, the investment management group of State Street. The Adviser, State Street and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .30% of its average daily net assets. The Adviser has agreed to reimburse the Fund for all expenses in excess of .65% of average daily net assets on an annual basis. The total amount of the reimbursement for the period ended February 28, 2002, was $63,318. As of February 28, 2002, Adviser fee payable has been netted against the receivable due from the Adviser for reimbursed expenses in excess of the expense cap. The Investment Company also has contracts with affiliates to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

   In addition, the Fund has entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $593 under these arrangements.

   ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all U.S. Fixed Income portfolios: $0 up to $1 billion - .0315%; over $1 billion - .029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. For administrative services provided in connection with the monthly portfolio fact sheets, the Investment Company pays $1,000 per year per fund for monthly fact sheets. In addition, the Fund reimburses the Administrator for out of pocket expenses and start-up costs for new Funds.

   DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor"), which is a wholly-owned subsidiary of the Administrator, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

   The Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Capital Markets LLC ("Capital Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, the Fund pays .025% to State Street, and a maximum of .175% to each of the other named affiliated Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the period ended February 28, 2002, the Fund was charged shareholder servicing expenses of $1,706 and $51 by State Street and CitiStreet. The Funds did not incur any expenses from Capital Markets, Fiduciary Investors Services and High Net Worth Services during this period.

   The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2002.

   BOARD OF TRUSTEES: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds based upon their relative net assets.

   ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 2002 WERE AS FOLLOWS:

        Administration fees                     $  3,160
        Custodian fees                             1,230
        Distribution fees                            228
        Shareholder servicing fees                   410
        Transfer agent fees                        5,102
        Trustees' fees                               183
                                                --------
                                                $ 10,313
                                                ========

   BENEFICIAL INTEREST: As of February 28, 2002, two shareholders (one of which is also an affiliate of the Investment Company) were record owners of approximately 38% and 14%, respectively, of the total outstanding shares of the Fund.

5. FUND SHARE TRANSACTIONS (amounts in thousands)

                                                                FOR THE PERIODS ENDED
                                                 ---------------------------------------------------
                                                     FEBRUARY 28, 2002           AUGUST 31, 2001
                                                 -----------------------     -----------------------
                                                   SHARES       DOLLARS       SHARES        DOLLARS
                                                 ---------     ---------     ---------     ---------
Proceeds from shares sold                              478     $   4,987         1,345     $  14,110
Proceeds from reinvestment of distributions             38           390            45           462
Payments for shares redeemed                          (448)       (4,686)       (1,100)      (11,518)
                                                 ---------     ---------     ---------     ---------
Total net increase (decrease)                           68     $     691           290     $   3,054
                                                 =========     =========     =========     =========

6. INTERFUND LENDING PROGRAM
   The Fund and all other funds of the Investment Company received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Fund did not utilize the interfund lending program during this period.

7. DIVIDENDS
   On March 1, 2002, the Board of Trustees declared a dividend of $.0041 from net investment income, payable on March 7, 2002 to shareholders of record on March 4, 2002.

8. SUBSEQUENT EVENT
   Effective March 1, 2002, State Street Global Markets, LLC will serve as distributor for all Investment Company portfolio shares. Terms will remain substantially similar to the existing relationship with Russell Fund Distributors.

SSgA INTERMEDIATE MUNICIPAL BOND FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

TRUSTEES
  Lynn L. Anderson, Chairman
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

OFFICERS
  Lynn L. Anderson, President and CEO
  Mark E. Swanson, Treasurer and Principal Accounting Officer
  J. David Griswold, Vice President and Secretary
  Deedra S. Walkey, Assistant Secretary
  Ross E. Erickson, Assistant Treasurer
  Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
  SSgA Funds Management, Inc.
  One International Place, 27th Floor
  Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts 02171
  (800) 647-7327

DISTRIBUTOR
  State Street Global Markets, LLC
  One International Place, 27th Floor
  Boston, Massachusetts 02110
  (800) 997-7327

ADMINISTRATOR
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington 98402

LEGAL COUNSEL
  Goodwin Procter LLP
  Exchange Place
  Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP
  160 Federal Street
  Boston, Massachusetts 02110

[GRAPHIC]

[SSgA(R) FUNDS LOGO]

SEMIANNUAL REPORT

EMERGING MARKETS FUND

FEBRUARY 28, 2002

                                  SSgA(R) FUNDS

                              EMERGING MARKETS FUND

                          Semiannual Report (Unaudited)
                                February 28, 2002

                                Table of Contents

                                                                         PAGE
      Financial Statements                                                 3

      Financial Highlights                                                16

      Notes to Financial Statements                                       17

      Fund Management and Service Providers                               24

"SSgA(R)" IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INTERNATIONAL MARKETS ENTAIL DIFFERENT RISKS THAN THOSE TYPICALLY ASSOCIATED WITH DOMESTIC MARKETS, INCLUDING CURRENCY FLUCTUATIONS, POLITICAL AND ECONOMIC INSTABILITY, ACCOUNTING CHANGES AND FOREIGN TAXATION. SECURITIES MAY BE LESS LIQUID AND MORE VOLATILE. INVESTMENTS IN EMERGING OR DEVELOPING MARKETS INVOLVE EXPOSURE TO ECONOMIC STRUCTURES THAT ARE GENERALLY LESS DIVERSE AND MATURE, AND TO POLITICAL SYSTEMS WHICH CAN BE EXPECTED TO HAVE LESS STABILITY THAN THOSE OF MORE DEVELOPED COUNTRIES. PLEASE SEE THE PROSPECTUS FOR FURTHER DETAILS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
EMERGING MARKETS FUND

STATEMENT OF NET ASSETS

                                                   FEBRUARY 28, 2002 (UNAUDITED)

                                                                                   MARKET
                                                                 NUMBER            VALUE
                                                                   OF              (000)
                                                                 SHARES              $
                                                              -----------       -----------
COMMON STOCKS - 78.7%
BRAZIL - 3.9%
Centrais Eletricas Brasileiras SA                              84,305,200             1,500
Companhia de Bebidas das Americas                               9,863,400             1,714
Companhia de Bebidas das Americas - ADR                            21,819               379
Companhia de Concessoes Rodoviarias New (a)                       182,000             1,330
Companhia Energetica de Minas Gerais                           17,630,000               252
Companhia Siderurgica Nacional                                 37,852,900               705
Companhia Vale do Rio Doce                                         25,200               665
Copel Parana Energ                                             94,551,296               641
Embraer - Empresa Brasileira de Aeronautica SA                     64,400               339
Embratel Participacoes SA                                      77,545,296               345
Petroleo Brasileiro SA - Petrobras                                121,968             3,008
Souza Cruz                                                        100,729               662
Tele Centro Sul Participacoes SA                              175,707,200             1,381
Tele Norte Leste Participacoes SA                             208,979,296             2,727
Telemig Celular Participacoes SA                              147,092,528               340
Votorantim Celulose e Papel SA - ADR (a)                           15,597               291
                                                                                -----------
                                                                                     16,279
                                                                                -----------

CHILE - 0.1%
Banco Santander Chile Series A - ADR                                2,711                41
Banco Santiago - ADR                                                1,615                34
Compania de Telecomunicaciones de Chile SA - ADR (a)               10,335               145
Distribucion y Servicio D&S SA - ADR                                2,996                39
Embotelladora Andina SA Series A - ADR                              2,471                20
Enersis SA - ADR                                                    2,403                22
Maderas y Sinteticos SA - ADR                                       3,063                35
Sociedad Quimica Y Minera de Chile SA - ADR                         1,446                31
                                                                                -----------
                                                                                        367
                                                                                -----------

CHINA - 1.3%
Beijing Datang Power Generation Co., Ltd. Class H               1,372,000               523
Beijing Enterprises Holdings, Ltd.                                304,000               345
China Merchants Holdings International Co., Ltd.                  378,000               281
China Resources Enterprise, Ltd.                                  378,000               349
China Shipping Development Co., Ltd. Class H                    1,200,000               258
Cosco Pacific, Ltd.                                               827,100               480
Guangshen Railway Co., Ltd.                                     1,034,000               190
Huaneng Power International, Inc. Class H                       1,334,000               941
PetroChina Co., Ltd. Class H                                    6,734,000             1,252
Yanzhou Coal Mining Co., Ltd. Series H                          1,050,300               424
Zhejiang Expressway Co., Ltd. Series H                          1,856,000               500
                                                                                -----------
                                                                                      5,543
                                                                                -----------

CZECH REPUBLIC - 1.8%
Ceska Sporitelna AS (a)                                           116,873             1,217
Ceske Energeticke Zavody AS                                       692,752             1,397
Cesky Telecom AS                                                  226,004             1,963
Komercni Banka AS (a)                                              53,571             1,913
Phillip Morris CR AS                                                4,491               986
Unipetrol AS (a)                                                  111,588                95
                                                                                -----------
                                                                                      7,571
                                                                                -----------

HONG KONG - 3.2%
China Everbright - IHD Pacific Ltd.                               536,000               344
China Mobile (Hong Kong), Ltd. (a)                              2,457,200             7,089
China Overseas Land & Investment                                2,260,000               275
China Petroleum and Chemical Corp.                              5,443,000               844

                                       3

                                                                                   MARKET
                                                                 NUMBER            VALUE
                                                                   OF              (000)
                                                                 SHARES              $
                                                              -----------       -----------
China Southern Airlines (a)                                     1,458,000               495
China Travel International Investment Hong Kong, Ltd.           1,622,000               351
Citic Pacific, Ltd.                                               411,000               798
CNOOC, Ltd.                                                       992,000             1,062
Denway Motors, Ltd.                                             1,068,000               274
Digital China Holdings, Ltd. (a)                                  304,100               133
Legend Holdings, Ltd.                                           1,827,400               767
Shanghai Industrial Holdings, Ltd.                                297,000               587
TCL International Holdings Ltd.                                   744,000               138
                                                                                -----------
                                                                                     13,157
                                                                                -----------

HUNGARY - 1.5%
Gedeon Richter Rt.                                                  4,323               264
Gedeon Richter, Ltd. - GDR                                         11,251               678
Magyar Olaj Es Gas                                                 71,062             1,339
Magyar Tavkozlesi Rt. (Regd)                                      520,290             1,704
Mol Magyar Olaj-Es Gazipari Rt. - GDR                               5,240                98
OTP Bank Rt.                                                       28,106             2,061
                                                                                -----------
                                                                                      6,144
                                                                                -----------

INDIA - 1.5%
Bharat Petroleum Corp., Ltd.                                       31,600               184
Cipla, Ltd.                                                         8,200               169
Dr. Reddy's Laboratories, Ltd.                                     10,400               225
Hero Honda Motors, Ltd.                                            19,400               138
Hindalco Industries, Ltd.                                           7,000               111
Hindustan Lever, Ltd.                                             220,800             1,132
Hindustan Petroleum Corp.                                          60,300               354
Housing Development Finance Corp.                                  18,600               260
Infosys Technologies, Ltd.                                         11,800               855
ITC, Ltd.                                                          23,500               360
Mahanagar Telephone Nigam, Ltd.                                    62,200               189
Reliance Industries, Ltd.                                         176,400             1,113
Reliance Petroleum, Ltd.                                          575,300               341
Satyam Computer Services                                           78,300               430
State Bank of India - GDR                                          17,440               194
                                                                                -----------
                                                                                      6,055
                                                                                -----------

INDONESIA - 0.8%
PT Astra International Tbk (a)                                  1,661,378               446
PT Gudang Garam Tbk (a)                                           574,500               620
PT Hanjaya Mandala Sampoerna Tbk (a)                            2,387,590             1,059
PT Telekomunikasi Indonesia                                     3,467,000             1,238
                                                                                -----------
                                                                                      3,363
                                                                                -----------

ISRAEL - 1.4%
Bank Hapoalim, Ltd.                                               164,678               305
Bank Leumi Le-Israel                                              215,865               378
Bezeq Israeli Telecommunication Corp., Ltd. (a)                   202,772               233
Check Point Software Technologies, Ltd. (a)                        69,622             1,944
ECI Telecom, Ltd. (a)                                               9,998                39
Elbit Systems, Ltd.                                                 6,808               122
IDB Development Corp., Ltd. (a)                                     6,395               156
IDB Holding Corp., Ltd. (a)                                         5,467               126
Israel Chemicals, Ltd.                                            154,040               166
Koor Industries, Ltd. (a)                                           2,042                49
Lumenis, Ltd. (a)                                                   6,532                48
Orbotech, Ltd. (a)                                                  8,281               214
Supersol, Ltd.                                                     44,698               173
Teva Pharmaceutical Industries, Ltd.                               14,319               814
Teva Pharmaceutical Industries, Ltd. - ADR                         19,765             1,127
                                                                                -----------
                                                                                      5,894
                                                                                -----------

MALAYSIA - 2.9%
AMMB Holdings Berhad                                              323,000               394
Berjaya Sports                                                    207,000               332
Commerce Asset-Holding Berhad                                     236,000               531
Gamuda Berhad                                                     278,000               380
Genting Berhad                                                    355,000             1,158
IJM Corp. Berhad                                                  239,000               272
IOI Corporated Berhad                                             689,000               874
Malakoff Berhad                                                   221,000               198
Malayan Banking Berhad                                            611,500             1,392

                                        4

                                                                                   MARKET
                                                                 NUMBER            VALUE
                                                                   OF              (000)
                                                                 SHARES              $
                                                              -----------       -----------
Malaysian International Shipping
  Corp. Berhad (Alien Market)                                     240,000               423
Malaysian Pacific                                                  81,000               345
Nestle Berhad                                                      22,000               112
Oriental Holdings Berhad                                          208,000               196
Perusahaan Otomobil Nasional Berhad                               196,000               495
Public Bank Berhad (Alien Market)                                 817,717               719
Resorts World Berhad                                              383,000               806
Rothmans of Pall Mall (Malaysia) Berhad                            16,000               147
Sime Darby Berhad                                                 824,000             1,080
Tanjong PLC                                                       166,000               400
Telekom Malaysia Berhad                                           389,000               952
Tenaga Nasional Berhad                                            248,000               686
YTL Corp. Berhad                                                  336,132               413
                                                                                -----------
                                                                                     12,305
                                                                                -----------

MEXICO - 8.0%
Alfa SA de CV Class A                                             184,062               296
America Movil SA de CV                                          1,779,800             1,619
America Movil SA de CV - ADR                                      164,302             2,974
Cemex SA de CV                                                    545,631             2,645
Cemex SA de CV - ADR                                               45,710             1,115
Coca-Cola Femsa SA - ADR                                           26,600               658
Compania Cervecerias Unidas SA - ADR                                2,611                42
Empresa Nacional de Electricidad SA - ADR                           8,650                84
Fomento Economico Mexicano SA de CV                               199,700               788
Fomento Economico Mexicano SA de CV Series B - ADR                 28,300             1,126
Grupo Aeroportuario del Sureste SA de CV - ADR (a)                 23,670               314
Grupo Bimbo SA de CV Series A                                     195,700               427
Grupo Carso Series A1 (a)                                          60,000               214
Grupo Continental SA Series CP                                    177,500               280
Grupo Financiero Banorte SA de CV (a)                              90,000               211
Grupo Financiero BBVA Bancomer SA de CV Series O (a)            1,737,800             1,811
Grupo Modelo SA de CV Series C                                    388,000               931
Grupo Televisa SA (a)                                             396,000               848
Grupo Television SA de CV - GDR (a)                                47,076             2,029
Kimberly-Clark, Mexico Class A                                    224,800               700
Organizacion Soriana SA de CV Series B (a)                        117,000               319
Telefonos de Mexico SA Series L                                 2,101,000             4,002
Telefonos de Mexico SA Series L - ADR                             157,528             6,032
Tubos de Acero de Mexico SA                                       153,600               266
TV Azteca SA de CV                                                450,300               214
Wal-Mart de Mexico SA de CV Series V                            1,046,161             3,073
Wal-Mart de Mexico SA de CV Series V - ADR                         15,087               448
                                                                                -----------
                                                                                     33,466
                                                                                -----------

POLAND - 0.7%
Bank Polska Kasa Opieki Grupa Pekao SA (a)                         24,045               592
Bank Przemyslowo-Handlowy PBK SA (a)                                3,912               211
Bank Zachodni WBK SA (a)                                           25,592               385
BRE Bank SA                                                         8,055               262
Elektrim Spolka Akcyjna SA (a)                                     39,420                76
Polski Koncern Naftowy Orlen SA                                    97,095               453
Prokom Software SA (a)                                              6,695               207
Telekomunikacja Polska SA (a)                                     218,630               772
                                                                                -----------
                                                                                      2,958
                                                                                -----------

                                        5

                                                                                   MARKET
                                                                 NUMBER            VALUE
                                                                   OF              (000)
                                                                 SHARES              $
                                                              -----------       -----------
RUSSIA - 3.6%
AO Tatneft - ADR                                                   27,419               276
JSC Mining and Smelting Co. Norilsk Nickel - ADR (a)               58,013             1,139
Lukoil Oil Co. - ADR                                              111,452             5,422
Mobile Telesystems - ADR                                            4,324               143
Mosenergo - ADR                                                    61,538               243
OAO Gazprom - ADR (a)                                             104,374             1,331
Sibneft - ADR                                                      46,830               541
Surgutneftegaz SP - ADR                                           228,776             3,429
Unified Energy Systems - GDR                                      147,349             2,210
YUKOS - ADR                                                         5,115               524
                                                                                -----------
                                                                                     15,258
                                                                                -----------

SOUTH AFRICA - 12.6%
African Bank Investments, Ltd.                                    240,200               124
Anglo American Platinum Corp., Ltd.                                69,710             2,882
Anglo American PLC                                              1,060,482            18,585
AngloGold, Ltd.                                                    29,642             1,393
Barlow, Ltd.                                                      123,100               690
Bidvest Group, Ltd.                                               105,260               397
BOE, Ltd.                                                       3,341,500               890
Driefontein Consolidated                                          332,700             2,898
FirstRand, Ltd.                                                 2,288,886             1,392
Forbes Group, Ltd.                                                301,300               376
Foschini, Ltd.                                                    202,125               118
Impala Platinum Holdings, Ltd.                                     34,500             1,807
Imperial Holdings, Ltd.                                           167,762               710
Investec Group, Ltd.                                               26,000               322
Iscor, Ltd. (a)                                                   170,300               230
Kumba Resources, Ltd. (a)                                         248,355             1,075
Liberty Life Association of Africa                                 96,700               493
M-Cell, Ltd.                                                      771,602               898
Metro Cash & Carry, Ltd.                                        1,357,800               241
Nedcor, Ltd.                                                       68,980               748
Pick'n Pay Stores, Ltd.                                           663,350               576
Remgro, Ltd.                                                       88,894               502
Sanlam, Ltd.                                                    2,082,070             1,477
Sappi, Ltd.                                                       176,732             2,352
Sasol, Ltd.                                                       406,946             4,003
South African Breweries PLC                                       543,700             3,681
Standard Bank Investment Corp., Ltd.                              878,285             2,114
Tiger Oats, Ltd.                                                  137,900               709
Tongaat-Hulett Group, Ltd.                                        140,719               762
                                                                                -----------
                                                                                     52,445
                                                                                -----------

SOUTH KOREA - 22.4%
Cheil Communications, Inc.                                          4,530               601
Cheil Jedang Corp.                                                 19,010               856
Daeduck Electronics Co., Ltd. (a)                                   2,327                22
Daelim Industrial Co. (a)                                          45,410               551
Good Morning Securities Co. (a)                                   373,970             1,673
Hana Bank (a)                                                     103,241             1,546
Hite Brewery Co., Ltd. (a)                                         11,880               712
Humax Co., Ltd. (a)                                                29,890             1,156
Hyosung T&C Co.                                                    41,756               594
Hyundai Department Store Co., Ltd. (a)                             31,460             1,014
Hyundai Heavy Industries Co., Ltd. (a)                              8,830               235
Hyundai Motor Co., Ltd.                                           163,290             4,507
Keumkang, Ltd.                                                      5,490               495
Kookmin Bank (a)                                                  179,549             7,883
Kookmin Credit Card Co., Ltd. (a)                                  26,160             1,071
Korea Electric Power Corp. (a)                                    162,490             2,704
Korea Telecom Corp. - ADR                                         147,119             3,239
Korea Telecom Freetel (a)                                          63,639             2,022
Korean Air (a)                                                     52,385               661
LG Cable & Machinery, Ltd. (a)                                     21,940               255
LG Chemical, Ltd. (a)                                              79,750             2,250
LG Electronics, Inc. (a)                                           83,860             2,512
LG Household & Health Care, Ltd. (a)                               17,950               531
LG Securities (a)                                                  28,100               440
NCSoft Corp. (a)                                                    2,250               321
Nong Shim Co., Ltd.                                                 6,643               403

                                       6

                                                                                   MARKET
                                                                 NUMBER            VALUE
                                                                   OF              (000)
                                                                 SHARES              $
                                                              -----------       -----------
Pacific Corp. (a)                                                   8,520               866
Pohang Iron & Steel Co., Ltd.                                      68,780             7,640
Samsung Corp. (a)                                                  68,940               588
Samsung Display Devices Co.                                        33,340             1,737
Samsung Electro-Mechanics Co.                                      34,240             1,527
Samsung Electronics Co., Ltd.                                     107,251            27,894
Samsung Fire & Marine Insurance                                    29,177             1,438
Samsung Heavy Industries (a)                                      100,212               390
Samsung Securities Co., Ltd. (a)                                   60,710             2,366
Shinhan Financial Group Co., Ltd. (a)                             222,040             3,014
Shinsegae Department Store Co. (a)                                  6,047               839
Sindo Ricoh Co. (a)                                                12,121               504
SK Telecom Co., Ltd. (a)                                           31,750             6,259
                                                                                -----------
                                                                                     93,316
                                                                                -----------

TAIWAN - 8.0%
Accton Technology Corp.                                           132,000               361
Acer, Inc.                                                        648,702               377
Acer Communications & Multimedia, Inc.                            287,000               564
Advanced Semiconductor Engineering, Inc. - GDR (a)                637,570               510
Ambit Microsystems Corp.                                           80,000               326
Asustek Computer, Inc.                                            360,122             1,744
Bank Sinopac                                                    1,284,000               506
Cathay Financial Holding Co., Ltd. (a)                            764,733             1,111
Chang Hwa Bank                                                    213,004                78
China Airlines                                                    666,000               303
China Development Financial Holding Corp. (a)                   1,400,560               846
China Steel Corp.                                               2,020,426             1,059
Chinatrust Commercial Bank                                      1,470,638             1,018
CMC Magnetics Corp.                                               355,750               255
Compal Electronics, Inc.                                          542,025               710
Compeq Manufacturing Co., Ltd. (a)                                172,000               217
D-Link Corp.                                                      209,000               372
Delta Electronics, Inc.                                           168,500               257
Evergreen Marine Corp.                                            546,008               275
Far Eastern Department Stores, Ltd.                               290,000                53
Far Eastern Textile Co., Ltd.                                     541,827               201
First Commercial Bank                                             358,050               194
Formosa Chemicals & Fibre Corp.                                 1,195,494             1,209
Formosa Plastics Corp.                                          1,079,230             1,356
Formosa Taffeta Co.                                                44,254                17
Fubon Financial Holding Co., Ltd. (a)                             869,574               842
Hon Hai Precision Industry Co.                                    395,752             1,803
Hua Nan Financial Holdings Co, Ltd. (a)                           419,355               215
International Bank of Taipei                                       24,697                 9
International Commercial Bank of China                            592,295               331
Inventec Co., Ltd.                                                358,568               311
Lite-On Technology Corp. (a)                                      200,000               328
Macronix International Co., Ltd.                                  530,721               395
MediaTek, Inc.                                                      8,000               155
Mosel Vitelic, Inc.                                               794,640               419
Nan Ya Plastic Corp.                                            1,653,213             1,502
President Chain Store Corp.                                       192,150               353
Quanta Computer, Inc.                                             328,250             1,131
Realtek Semiconductor Corp.                                        32,000               164
Ritek, Inc.                                                       300,440               303
Synnex Technology International Corp.                             137,000               176
Taiwan Cement Corp.                                               178,651                41
Taiwan Semiconductor Manufacturing Co., Ltd. (a)                2,521,366             5,889
United Microelectronics Corp. (a)                               2,534,692             3,227
Via Technologies, Inc.                                            128,200               533
Winbond Electronics Corp.                                         809,510               599
Yageo Corp. (a)                                                   676,564               525
Yulon Motor Co., Ltd.                                             324,150               143
                                                                                -----------
                                                                                     33,313
                                                                                -----------

                                        7

                                                                                   MARKET
                                                                 NUMBER            VALUE
                                                                   OF              (000)
                                                                 SHARES              $
                                                              -----------       -----------
THAILAND - 2.7%
Advanced Info Service PLC (a)                                   1,808,200             1,883
Bangkok Bank Public Co., Ltd. (Alien Market)(a)                 1,025,800             1,584
BEC World Public Co., Ltd. (Alien Market)                         158,700               893
Charoen Pokphand Foods PLC                                      2,250,600               373
Delta Electronics PLC                                             827,100               644
Electricity Generating Public Co., Ltd. (Alien Market)            120,392               113
Hana Microelectronics Public Co., Ltd.                            256,900               412
Land & House (Alien Market)(a)                                    193,000               250
National Finance & Securities (Alien Market)(a)                 1,923,000               730
PTT Exploration and Production Public Co., Ltd.                   324,440               846
PTT PLC (a)                                                     1,028,600               806
Shin Corp. PLC (a)                                                395,200               164
Siam Cement Public Co., Ltd. (Alien Market)(a)                     62,000             1,254
Siam City Cement Public Co., Ltd (Alien Market)                   135,719               500
Siam Makro Public Co., Ltd. (Alien Market)                         83,451                73
TelecomAsia Public Co., Ltd. (Alien Market)(a)                    188,900                48
Thai Farmers Bank (Alien Market)(a)                               808,300               532
Thai Union Frozen Products PLC (a)                                109,200                53
                                                                                -----------
                                                                                     11,158
                                                                                -----------

TURKEY - 1.6%
Ak Enerji Elektrik Uretimi Otoproduktor Grubu AS (a)            4,726,000               156
Akbank TAS                                                     77,295,000               199
Anadolu Efes Biracilik ve Malt Sanayii AS                      21,058,000               414
Arcelik AS                                                     17,764,000               143
ENKA Holding                                                    1,914,000               138
Eregli Demir ve Celik Fabrikalari TAS (a)                      33,425,000               401
Ford Otomotiv Sanayi AS                                        25,853,000               319
Haci Omer Sabanci Holding AS (a)                              128,625,000               525
Hurriyet Gazetecilik ve Matbaacilik AS                         49,950,000               161
Is Gayrimenkul Yatirim Ortakligi AS                           197,163,008               148
Koc Holding AS                                                 18,506,000               384
Migros Turk TAS                                                 4,730,000               305
Tofas Turk Otomobil Fabrikasi AS                               46,528,000               153
Trakya Cam Sanayii AS                                          49,753,000               151
Tupras - Turkiye Petrol Rafinerileri AS                        99,895,000               629
Turkcell Iletisim Hizmetleri AS (a)                             8,988,000                58
Turkcell Iletisim Hizmetleri AS - ADR (a)                           9,873               159
Turkiye Garanti Bankasi AS (a)                                284,700,992               519
Turkiye Is Bankasi                                            196,888,000               986
Vestel Elektronik Sanayi ve Ticaret AS (a)                    139,380,992               319
Yapi ve Kredi Bankasi AS (a)                                  268,943,008               646
                                                                                -----------
                                                                                      6,913
                                                                                -----------

UNITED KINGDOM - 0.7%
Dimension Data Holdings PLC (a)                                   333,600               289
Old Mutual PLC                                                  1,966,900             2,600
                                                                                -----------
                                                                                      2,889
                                                                                -----------

TOTAL COMMON STOCKS
(cost $308,457)                                                                     328,394
                                                                                -----------

                                        8

                                                                                   MARKET
                                                                 NUMBER            VALUE
                                                                   OF              (000)
                                                                 SHARES              $
                                                              -----------       -----------
PREFERRED STOCKS - 8.7%
BRAZIL - 7.5%
Aracruz Celulose SA - ADR                                          50,678             1,054
Banco Bradesco SA                                             537,977,280             3,146
Banco do Brasil SA                                             93,434,712               466
Banco Itau SA                                                  41,987,600             3,558
Brasil Telecom SA                                             131,480,464               769
Centrais Electricas Brasilieras SA                             71,790,200             1,098
CIA Energetica De Minas Gerais                                 60,697,844               941
Companhia Brasileira de Distribuicao Grupo Pao de
  Acucar - ADR (a)                                                 23,016               545
Companhia de Bebidas das Americas                               6,370,500             1,293
Companhia Vale Do Rio Doce Series A                                68,265             1,736
Eletropaulo Metropolitana-
  Electricidade de Sao Paulo SA                                14,190,800               402
Embraer Aircraft Corp. - ADR                                       40,158               881
Gerdau SA                                                      83,620,096               928
Petroleo Brasileiro Petrobras SA - ADR                             97,965             2,350
Petroleo Brasileiro SA                                            324,250             7,708
Tele Centro Oeste Celular Participacoes SA                    202,648,304               417
Tele Centro Oeste Celular Participacoes SA - ADR                   49,550               307
Tele Norte Leste Participacoes SA - ADR                            51,187               775
Telecomunicacoes do Rio de Janeiro SA                          22,020,200               512
Telemig Celular Participacoes SA                              111,776,496               173
Uniao de Bancos Brasileiros SA                                 31,675,272               719
Uniao de Bancos Brasileiros SA (Units)                         14,785,800               722
Usinas Siderurgicas de Minas Gerais SA                            214,000               727
                                                                                -----------
                                                                                     31,227
                                                                                -----------

RUSSIA - 0.2%
Surgutneftegaz - ADR                                               53,307               794
                                                                                -----------

SOUTH AFRICA - 0.0%
Mobile Industries, Ltd. (conv.)(a)                                  4,083                 1
                                                                                -----------

SOUTH KOREA - 0.8%
Hyundai Motor Co., Ltd. (a)                                        43,930               533
Samsung Electronic, Ltd.                                           24,860             2,875
                                                                                -----------
                                                                                      3,408
                                                                                -----------

THAILAND - 0.2%
Siam Commercial Bank Public Co., Ltd. (a)                       1,611,300               987
                                                                                -----------

TOTAL PREFERRED STOCKS
(cost $30,639)                                                                       36,417
                                                                                -----------

                                        9

                                                                PRINCIPAL          MARKET
                                                                 AMOUNT            VALUE
                                                                  (000)             (000)
                                                                    $                 $
                                                                ---------       -----------
SHORT-TERM INVESTMENTS - 11.3%
UNITED KINGDOM - 1.3%
National Westminster Bank PLC (b)(c) 2.370% due 09/16/02            5,410             5,417
                                                                                -----------

UNITED STATES - 10.0%
AIM Short-Term Investment Prime Portfolio Class A                  10,015            10,015
Chase Manhattan Corp. (b)(c) 1.970% due 07/08/02                    2,000             2,001
Citicorp (b)(c) 1.982% due 06/24/02                                 1,000             1,000
Citicorp (b)(c) 1.982% due 08/31/02                                 3,000             3,002
Federated Investors Prime Cash Obligation Fund                     10,030            10,030
Fleet National Bank (b)(c) 1.995% due 07/31/02                        665               665
Fleet National Bank (b)(c) 1.972% due 09/03/02                      2,000             2,001
JP Morgan Chase & Co. (b)(c) 1.995% due 01/30/03                    3,000             3,003
JP Morgan Chase & Co. (b)(c) 2.013% due 02/20/03                    2,000             2,002
Wells Fargo & Co. (b)(c) 1.978% due 10/30/02                        4,500             4,503
Wells Fargo & Co. (b)(c) 1.910% due 04/26/02                        3,500             3,502
                                                                                -----------
                                                                                     41,724
                                                                                -----------

TOTAL SHORT-TERM INVESTMENTS
(cost $47,156)                                                                       47,141
                                                                                -----------

TOTAL INVESTMENTS - 98.7%
(identified cost $386,251)                                                          411,952

OTHER ASSETS AND LIABILITIES,
NET - 1.3%                                                                            5,228
                                                                                -----------

NET ASSETS - 100.0%                                                                 417,180
                                                                                ===========

(a)  Nonincome-producing security.
(b)  Adjustable or floating rate security.
(c) Held as collateral in connection with equity swap agreements held by the Fund.
(d) Cash balances of $2,471,322 were pledged to cover initial margin requirements for open futures contracts.

ABBREVIATIONS:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt

FOREIGN CURRENCY ABBREVIATIONS:
BRL - Brazilian real
HKD - Hong Kong dollar
KRW - South Korean won
USD - United States dollar

See accompanying notes which are an integral part of the financial statements.

                                                                                  UNREALIZED
                                                                    NOTIONAL     APPRECIATION
                                                                     AMOUNT     (DEPRECIATION)
                                                                      (000)          (000)
FUTURES CONTRACTS                                                       $              $
                                                                    --------    --------------
MSCI Taiwan Index Futures Contracts expiration date 03/02             18,446               127
                                                                                --------------

Total Unrealized Appreciation (Depreciation) on Open Futures
  Contracts Purchased (d)                                                                  127
                                                                                ==============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                           UNREALIZED
                                                          APPRECIATION
   CONTRACTS TO       IN EXCHANGE                        (DEPRECIATION)
     DELIVER             FOR            SETTLEMENT           (000)
      (000)             (000)              DATE                $
---------------      -------------      ----------       --------------
BRL       8,737      USD     3,375        05/23/02                 (198)
HKD     125,035      USD    15,998        01/22/03                   (3)
KRW       7,412      USD     5,543        05/23/02                  (46)
                                                         --------------
                                                                   (247)
                                                         ==============

                                                                    MARKET
                                                 % OF                VALUE
INDUSTRY DIVERSIFICATION                          NET                (000)
(UNAUDITED)                                     ASSETS                 $
                                               -------             -------
Consumer Discretionary                             5.8              23,969
Consumer Staples                                   4.4              18,459
Energy                                             9.0              37,702
Financials                                        19.9              83,140
Health Care                                        0.8               3,324
Industrials                                        4.6              19,108
Information Technology                            14.6              60,822
Materials                                          9.9              41,086
Miscellaneous                                      2.0               8,293
Producer Durables                                  0.1                 504
Telecommunication Services                        11.4              47,762
Utilities                                          3.7              15,618
Long Term Investments                              1.2               5,024
Short-Term Investments                            11.3              47,141
                                               -------             -------

Total Investments                                 98.7             411,952
Other Assets and Liabilities, Net                  1.3               5,228
                                               -------             -------

NET ASSETS                                       100.0%            417,180
                                               =======             =======

                                                                    MARKET
                                                 % OF               VALUE
GEOGRAPHIC DIVERSIFICATION                        NET               (000)
(UNAUDITED)                                     ASSETS                $
                                               -------             -------
Africa                                            12.6              52,446
Asia                                              43.8             182,603
Europe                                             9.4              39,638
Latin America                                     19.5              81,340
Middle East                                        1.4               5,895
Other                                              0.7               2,889
Short-Term Investments                            11.3              47,141
                                               -------             -------

Total Investments                                 98.7             411,952
Other Assets and Liabilities, Net                  1.3               5,228
                                               -------             -------

NET ASSETS                                       100.0%            417,180
                                               =======             =======

  See accompanying notes which are an integral part of the financial statements.

EQUITY SWAPS

                                                                                                                    UNREALIZED
                                                           NOTIONAL                                                APPRECIATION
                                                            AMOUNT                                                (DEPRECIATION)
                                           COUNTER           (000)                                TERMINATION         (000)
     UNDERLYING SECURITY                    PARTY              $            FLOATING RATE            DATE               $
---------------------------------      --------------      --------      ------------------      ------------     --------------
IFC Emerging Markets Investable                                          3 Month USD LIBOR-
   Total Return Chile Index            Bear Stearns           3,500      BBA minus 1.50%           04/01/02                 (184)

MSCI Emerging Markets                                                    3 Month USD LIBOR-
   Chile Gross Dividend Reinvested     Morgan Stanley         2,000      BBA minus 1.65%           11/18/02                   (4)

IFC Emerging Markets Investable                                          3 Month USD LIBOR-
   Total Return Chile Index            Morgan Stanley         3,000      BBA minus 0.60%           07/05/02                 (151)

IFC Emerging Markets Investable                                          3 Month USD LIBOR-
   Total Return India Index            Morgan Stanley         2,809      BBA minus 2.00%           08/27/02                   65

IFC Emerging Markets Investable                                          3 Month USD LIBOR-
   Total Return India Index            Merrill Lynch          3,000      BBA minus 2.75%           10/31/02                  378

MSCI Emerging Markets                                                    3 Month USD LIBOR-
   Total Return India Index            Merrill Lynch          3,000      BBA minus 1.75%           01/17/03                  252

S&P Emerging Markets Investable                                          3 Month USD LIBOR-
   Total Return India Index            Merrill Lynch          1,159      BBA minus 0.50%           06/28/02                  146

IFC Emerging Markets Investable                                          3 Month USD LIBOR-
   Total Return Mexico Index           Merrill Lynch          2,207      BBA minus 1.25%           09/04/02                  359

MSCI Emerging Markets
   Mexico Gross                                                          3 Month USD LIBOR-
   Dividend Reinvested                 Morgan Stanley         2,000      BBA minus 2.50%           01/14/03                   80

IFC Emerging Markets Investable                                          3 Month USD LIBOR-
   Total Return Russia Index           Lehman Brothers        2,000      BBA minus 3.00%           06/26/02                  287

                                                                         3 Month USD LIBOR-
MSCI Taiwan Index                      Merrill Lynch          2,970      BBA minus 3.00%           08/06/02                 (171)
                                                                                                                  --------------
                                                                                                                           1,057
                                                                                                                  ==============

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNT)     FEBRUARY 28, 2002 (UNAUDITED)

ASSETS
Investments at market (including securities on loan of $13,131),
  (identified cost $386,251)                                                                                      $    411,952
Cash                                                                                                                     2,471
Foreign currency holdings (identified cost $1,614)                                                                       1,608
Receivables:
  Dividends and interest                                                                                                 1,169
  Fund shares sold                                                                                                         439
Prepaid expenses                                                                                                            54
Short-term investments held as collateral for securities loaned, at market                                              14,003
Unrealized appreciation on equity swap contracts                                                                         1,567
                                                                                                                  ------------

      Total assets                                                                                                     433,263

LIABILITIES
Payables:
  Investments purchased                                                                             $     28
  Fund shares redeemed                                                                                   991
  Accrued fees to affiliates                                                                             284
  Other accrued expenses                                                                                  20
Unrealized depreciation on forward foreign currency exchange contracts                                   247
Payable upon return of securities loaned, at market                                                   14,003
Unrealized depreciation on equity swap contracts                                                         510
                                                                                                    --------

      Total liabilities                                                                                                 16,083
                                                                                                                  ------------

NET ASSETS                                                                                                        $    417,180
                                                                                                                  ============

NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income                                                      $       (201)
Accumulated net realized gain (loss)                                                                                   (48,964)
Unrealized appreciation (depreciation) on:
  Investments                                                                                                           25,701
  Futures contracts                                                                                                        127
  Equity swap                                                                                                            1,057
  Foreign currency-related transactions                                                                                    (30)
Shares of beneficial interest                                                                                               44
Additional paid-in capital                                                                                             439,446
                                                                                                                  ------------

NET ASSETS                                                                                                        $    417,180
                                                                                                                  ============

NET ASSET VALUE, offering and redemption price per share:
  ($417,180,029 divided by 44,302,147 shares of $.001 par value
     shares of beneficial interest outstanding)                                                                   $       9.42
                                                                                                                  ============

  See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS
Amounts in thousands      FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (UNAUDITED)

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $307)                            $   3,025
  Interest                                                                           216
  Securities Lending Income                                                           72
                                                                               ---------

    Total investment income                                                        3,313

EXPENSES
  Advisory fees                                               $   1,369
  Administrative fees                                               149
  Custodian fees                                                    577
  Distribution fees                                                 271
  Transfer agent fees                                                37
  Professional fees                                                  18
  Registration fees                                                  21
  Shareholder servicing fees                                        166
  Trustees' fees                                                      8
  Miscellaneous                                                      12
                                                              ---------

  Expenses before reductions                                      2,628
  Expense reductions                                               (347)
                                                              ---------

    Expenses, net                                                                  2,281
                                                                               ---------

Net investment income (loss)                                                       1,032
                                                                               ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments                                                   (22,739)
  Futures contracts                                               4,230
  Equity swap contracts                                           1,665
  Foreign currency-related transactions                            (747)         (17,591)
                                                              ---------
Net change in unrealized appreciation (depreciation) on:
  Investments                                                    73,470
  Futures contracts                                                 (42)
  Equity swap contracts                                           1,027
  Foreign currency-related transactions                              44           74,499
                                                              ---------        ---------

Net realized and unrealized gain (loss)                                           56,908
                                                                               ---------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                          $  57,940
                                                                               =========

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                           FOR THE SIX
                                                                           MONTHS ENDED         FOR THE FISCAL
                                                                        FEBRUARY 28, 2002         YEAR ENDED
                                                                           (UNAUDITED)          AUGUST 31, 2001
                                                                        -----------------       ---------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income (loss)                                          $           1,032       $         5,123
  Net realized gain (loss)                                                        (17,591)              (30,089)
  Net change in unrealized appreciation (depreciation)                             74,499               (82,868)
                                                                        -----------------       ---------------

    Net increase (decrease) in net assets from operations                          57,940              (107,834)
                                                                        -----------------       ---------------

DISTRIBUTIONS
  From net investment income                                                           --                (2,275)
                                                                        -----------------       ---------------

SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions                    25,023                48,400
                                                                        -----------------       ---------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                        82,963               (61,709)


NET ASSETS
  Beginning of period                                                             334,217               395,926
                                                                        -----------------       ---------------
  End of period (including accumulated distributions in excess of
    net investment income of $201 and $1,233, respectively)             $         417,180       $       334,217
                                                                        =================       ===============

  See accompanying notes which are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                 FISCAL YEARS ENDED AUGUST 31,
                                                                  -------------------------------------------------------------
                                                        2002*       2001          2000         1999         1998       1997
                                                    ---------     ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD                $    8.31     $   11.37    $   10.47    $    6.52    $   12.33    $   10.87
                                                    ---------     ---------    ---------    ---------    ---------    ---------

INCOME FROM OPERATIONS
  Net investment income (loss)(a)                         .02           .14          .09          .15          .18          .12
  Net realized and unrealized gain (loss)                1.09         (3.13)        1.04         4.07        (5.58)        1.51
                                                    ---------     ---------    ---------    ---------    ---------    ---------

    Total income from operations                         1.11         (2.99)        1.13         4.22        (5.40)        1.63
                                                    ---------     ---------    ---------    ---------    ---------    ---------

DISTRIBUTIONS
  From net investment income                               --          (.07)        (.23)        (.27)        (.15)        (.11)
  From net realized gain                                   --            --           --           --         (.26)        (.06)
                                                    ---------     ---------    ---------    ---------    ---------    ---------

    Total distributions                                    --          (.07)        (.23)        (.27)        (.41)        (.17)
                                                    ---------     ---------    ---------    ---------    ---------    ---------

NET ASSET VALUE, END OF PERIOD                      $    9.42     $    8.31    $   11.37    $   10.47    $    6.52    $   12.33
                                                    =========     =========    =========    =========    =========    =========

TOTAL RETURN (%)(b)                                     13.24        (26.39)       11.05        66.41       (45.36)       15.12

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)            417,180       334,217      395,926      335,655      206,370      252,708

  Ratios to average net assets (%)(c):
    Operating expenses, net (d)                          1.25          1.25         1.25         1.25         1.25         1.25
    Operating expenses, gross (d)                        1.44          1.47         1.38         1.34         1.38         1.51
    Net investment income                                 .57          1.48          .89         1.78         1.85         1.07

  Portfolio turnover rate (%)                           51.07         49.97        55.62        39.64        38.94        15.00

*   For the six months ended February 28, 2002 (Unaudited).
(a) For the periods subsequent to August 31, 1998, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) See Note 4 for current period amounts.

                                                   NOTES TO FINANCIAL STATEMENTS

                                                   FEBRUARY 28, 2002 (UNAUDITED)

1. ORGANIZATION
   The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 25 investment portfolios which are in operation as of February 28, 2002. These financial statements report on one portfolio, the SSgA Emerging Markets Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

 2.SIGNIFICANT ACCOUNTING POLICIES
   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION: International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the last reported sales price. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities. Futures contracts are valued on the basis of the last sale price. Equity contract swaps are valued on the basis of the daily closing value of the underlying securities. Investments in other mutual funds are valued at the net asset value per share.

   Short-term instruments maturing within 60 days of the valuation date are valued at amortized cost.

   The Fund may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   SECURITIES TRANSACTIONS: Securities transactions are recorded on the trade date basis. Realized gains and losses from the securities transactions are recorded on the basis of identified cost.

   INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

   AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

   FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

   It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At August 31, 2001, the Fund had a net tax basis capital loss carryover of $3,182,831 which may be applied against any realized net taxable gains in each year or until its expiration date of August 31, 2007.

   The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 2002 are as follows:

                                                                NET
                                                             UNREALIZED
         FEDERAL TAX      UNREALIZED       UNREALIZED       APPRECIATION
            COST         APPRECIATION    (DEPRECIATION)    (DEPRECIATION)
        -------------    ------------    --------------    ----------------
        $ 388,672,737    $ 55,619,356    $ (32,339,960)     $  23,279,396

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Fund declares and pays dividends annually. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting year may differ significantly from distributions during such year. The differences between tax regulations and GAAP relate primarily to investments in swaps, futures, forward contracts, passive foreign investment companies, foreign denominated investments, and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

   EXPENSES: Most expenses can be directly attributed to the Fund. Expenses of the Investment Company which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

   FOREIGN CURRENCY TRANSLATIONS: The books and records of the Fund are maintained in US dollars. Foreign currency amounts and transactions of the Fund are translated into US dollars on the following basis:

   (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

   (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

   Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at fiscal year-end, resulting from changes in the exchange rates.

   It is not practical to isolate that portion of the results of operations of the Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Fund does isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

   DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment strategies.

   The Fund typically uses derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Fund through the use of options and futures to earn "market-like" returns with the Fund's excess and liquidity reserve cash balances. Hedging is used by the fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   FOREIGN CURRENCY EXCHANGE CONTRACTS: In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Fund may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The Fund may enter into foreign currency forward overlays on liquidity reserve balances. Additionally, from time to time the Fund may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the accompanying Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open forward currency exchange contracts at February 28, 2002 are presented in the accompanying Statement of Net Assets.

   FUTURES: The Fund is currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

   EQUITY SWAPS: The Fund has entered into several equity swap agreements in order to efficiently participate in certain foreign markets. Pursuant to these agreements, the Fund pays the swap counterparties based on the notional amount and an agreed upon rate (e.g. the 12-month USD LIBOR BBA rate). During the terms of the agreements, changes in the underlying values of the swaps are recorded as unrealized gain (loss) and are based on changes in the value of the underlying index or security. The underlying index or security is valued at the published daily closing price. Accrued interest expense to be paid to the swap counterparties or accrued interest income to be paid to the Fund, at the agreed upon dates, are recognized as unrealized gain (loss). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate nonperformance by the counterparties. The Fund has segregated certain short-term investments (identified in the accompanying Statement of Net Assets) as collateral for the notional amount under the equity swap agreements.

   INVESTMENT IN EMERGING MARKETS: Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

3. SECURITIES TRANSACTIONS
   INVESTMENT TRANSACTIONS: For the period ended February 28, 2002, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $181,696,940 and $167,007,569, respectively.

   SECURITIES LENDING: The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 28, 2002, the value of outstanding securities on loan and the value of collateral amounted to $13,130,618 and $14,002,668, respectively.

4. RELATED PARTIES
   ADVISER: Effective May 1, 2001, the Investment Company entered into an investment advisory agreement with SSgA Funds Management, Inc. (the "Adviser"). The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. Prior to May 1, 2001, the investment advisory agreement was with State Street, through State Street Global Advisors, the investment management group of State Street. The Adviser, State Street and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .75% of its average daily net assets. The Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of 1.25% of its average daily net assets on an annual basis. The total amount of the reimbursement for the period ended February 28, 2002, was $344,501.

   As of February 28, 3002, the receivable due from the Adviser for reimbursed expenses in excess of the expense cap has been netted against the Advisory fee payable. The Investment Company also has contracts with affiliates to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

   In addition, the Fund has entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $2,087 under these arrangements.

   ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space equipment and all necessary office and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all International portfolios: $0 up to $1 billion - .07%; over $1 billion - .05%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. For administrative services provided in connection with the monthly portfolio fact sheets, the Investment Company pays $1,000 per year per fund for monthly fact sheets. In addition, the Fund reimburses the Administrator for out of pocket expenses and start-up costs for new Funds.

   DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor"), which is a wholly-owned subsidiary of the Administrator, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

   The Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Capital Markets LLC ("Capital Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, the Fund pays .025% to State Street, and a maximum of .175% to each of the other named affiliated Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the period ended February 28, 2002, the Fund was charged shareholder servicing expenses of $45,560, $1,249 and $13,341 by State Street, Capital Markets and CitiStreet. The Funds did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during this period.

   The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2002.

   BOARD OF TRUSTEES: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds based upon their relative net assets.

   ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 2002 WERE AS FOLLOWS:

     Advisory fees                        $     155,823
     Administration fees                         25,398
     Custodian fees                               6,005
     Distribution fees                           15,432
     Shareholder servicing fees                  57,772
     Transfer agent fees                         21,494
     Trustees' fees                               2,310
                                          -------------
                                          $     284,234
                                          =============

   BENEFICIAL INTEREST: As of February 28, 2002, two shareholders were record owners of approximately 25% and 16% of the total outstanding shares of the Fund.

5. FUND SHARE TRANSACTIONS (amounts in thousands)

                                                                       FOR THE PERIODS ENDED
                                                  ---------------------------------------------------------
                                                       FEBRUARY 28, 2002               AUGUST 31, 2001
                                                  --------------------------     --------------------------
                                                    SHARE         DOLLARS          SHARES         DOLLARS
                                                  --------      ------------     ---------      -----------
Proceeds from shares sold                           17,411      $    134,930        33,084      $   308,757
Proceeds from reinvestment of
   distributions                                        --                --           207            1,942
Payments for shares redeemed                       (13,327)         (109,907)      (27,894)        (262,299)
                                                  --------      ------------     ---------      -----------

Total net increase (decrease)                        4,084      $     25,023         5,397      $    48,400
                                                  ========      ============     =========      ===========

6. INTERFUND LENDING PROGRAM
   The Fund and all other funds of the Investment Company received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Fund did not utilize the interfund lending program during this period.

7. SUBSEQUENT EVENT
   Effective March 1, 2002, State Street Global Markets, LLC will serve as distributor for all Investment Company portfolio shares. Terms will remain substantially similar to the existing relationship with Russell Fund Distributors.

SSgA EMERGING MARKETS FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

TRUSTEES
  Lynn L. Anderson, Chairman
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

OFFICERS
  Lynn L. Anderson, President and CEO
  Mark E. Swanson, Treasurer and Principal Accounting Officer
  J. David Griswold, Vice President and Secretary
  Deedra S. Walkey, Assistant Secretary
  Ross E. Erickson, Assistant Treasurer
  Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
  SSgA Funds Management, Inc.
  One International Place, 27th Floor
  Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts 02171
  (800) 647-7327

DISTRIBUTOR
  State Street Global Markets, LLC
  One International Place, 27th Floor
  Boston, Massachusetts 02110
  (800) 997-7327

ADMINISTRATOR
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington 98402

LEGAL COUNSEL
  Goodwin Procter LLP
  Exchange Place
  Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP
  160 Federal Street
  Boston, Massachusetts 02110

[GRAPHIC]

[SSgA(R) FUNDS LOGO]

SEMIANNUAL REPORT

TUCKERMAN ACTIVE REIT FUND

FEBRUARY 28, 2002

                                  SSgA(R) FUNDS
                           TUCKERMAN ACTIVE REIT FUND

                          Semiannual Report (Unaudited)
                                February 28, 2002

                                Table of Contents

                                                                        PAGE
    Financial Statements                                                   3

    Financial Highlights                                                   7

    Notes to Financial Statements                                          8

    Fund Management and Service Providers                                 13

"SSgA(R)" IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
TUCKERMAN ACTIVE REIT FUND

STATEMENT OF NET ASSETS
                                                   FEBRUARY 28, 2002 (UNAUDITED)

                                                                               MARKET
                                                          NUMBER               VALUE
                                                            OF                 (000)
                                                          SHARES                 $
                                                          -------             -------
COMMON STOCKS (a) - 97.5%
APARTMENT - 20.7%
Apartment Investment &
  Management Co. Class A                                   79,800               3,605
Avalonbay Communities, Inc.                                52,700               2,432
Camden Property Trust                                      44,600               1,606
Essex Property Trust, Inc.                                 14,000                 664
Sun Communities, Inc.                                      44,700               1,722
Town & Country Trust                                       78,400               1,631
United Dominion Realty Trust, Inc.                        119,300               1,681
                                                                              -------
                                                                               13,341
                                                                              -------

HOTELS/LEISURE - 6.5%
La Quinta Corp. (b)                                        98,500                 650
MeriStar Hospitality Corp.                                108,306               1,753
RFS Hotel Investors, Inc.                                 129,700               1,802
                                                                              -------
                                                                                4,205
                                                                              -------

LEASING - 2.4%
Glenborough Realty Trust, Inc.                             75,000               1,553
                                                                              -------

OFFICE/INDUSTRIAL - 39.6%
Alexandria Real Estate Equities, Inc.                      82,900               3,428
Boston Properties, Inc.                                    44,278               1,668
Catellus Development Corp. (b)                             72,400               1,368
CenterPoint Properties Corp.                               62,800               3,200
Corporate Office Properties Trust                         245,400               2,994
Equity Office Properties Trust                            120,854               3,469
Liberty Property Trust                                     74,700               2,248
Prentiss Properties Trust                                  63,100               1,773
ProLogis Trust                                             88,000               1,980
SL Green Realty Corp.                                     106,800               3,409
                                                                              -------
                                                                               25,537
                                                                              -------

OUTLET CENTERS - 4.4%
Chelsea Property Group, Inc.                               54,800               2,795
                                                                              -------

REGIONAL MALLS - 11.7%
CBL & Associates Properties, Inc.                          87,200               2,987
Mills Corp.                                                49,300               1,282
Simon Property Group, Inc.                                106,900               3,290
                                                                              -------
                                                                                7,559
                                                                              -------

SELF STORAGE - 1.2%
Public Storage, Inc.                                       21,300                 783
                                                                              -------

SHOPPING CENTER - 11.0%
Developers Diversified Realty Corp.                        91,000               1,839
Pan Pacific Retail Properties, Inc.                        57,700               1,739
Vornado Realty Trust                                       83,600               3,494
                                                                              -------
                                                                                7,072
                                                                              -------

TOTAL COMMON STOCKS
(cost $55,196)                                                                 62,845
                                                                              -------

SHORT-TERM INVESTMENTS - 4.7%
AIM Short Term Investment
  Prime Portfolio                                           1,506               1,506
Federated Investors Prime Cash
  Obligation Fund                                           1,499               1,499
                                                                              -------

TOTAL SHORT-TERM INVESTMENTS
(cost $3,005)                                                                   3,005
                                                                              -------

TOTAL INVESTMENTS - 102.2%
(identified cost $58,201)                                                      65,850

OTHER ASSETS AND LIABILITIES,
NET - (2.2%)                                                                   (1,407)
                                                                              -------

NET ASSETS - 100.0%                                                            64,443
                                                                              =======

(a)  All common stocks held are Real Estate Investment
     Trusts (REITs).
(b)  Nonincome-producing security.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNT)     FEBRUARY 28, 2002 (UNAUDITED)

ASSETS
Investments at market (including securities on loan of $4,578),
  (identified cost $58,201)                                                              $    65,850
Receivables:
    Dividends                                                                                     98
    Fund shares sold                                                                             103
Prepaid expenses                                                                                  18
Short-term investments held as collateral for securities
  loaned, at market                                                                            4,736
                                                                                         -----------

      Total assets                                                                            70,805

LIABILITIES
Payables:
    Investments purchased                                              $     1,246
    Fund shares redeemed                                                       306
    Accrued fees to affiliates                                                  53
    Other accrued expenses                                                      21
Payable upon return of securities loaned, at market                          4,736
                                                                       -----------
      Total liabilities                                                                        6,362
                                                                                         -----------

NET ASSETS                                                                               $    64,443
                                                                                         ===========
NET ASSETS CONSIST OF:
Undistributed net investment income                                                      $       144
Accumulated distributions in excess of net realized gain                                      (1,092)
Unrealized appreciation (depreciation) on investments                                          7,649
Shares of beneficial interest                                                                      6
Additional paid-in capital                                                                    57,736
                                                                                         -----------

NET ASSETS                                                                               $    64,443
                                                                                         ===========

NET ASSET VALUE, offering and redemption price per share:
    ($64,442,543 divided by 6,395,297 shares of $.001 par value
      shares of beneficial interest outstanding)                                         $     10.08
                                                                                         ===========

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS
Amounts in thousands      FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (UNAUDITED)

INVESTMENT INCOME
    Dividends                                                                            $     1,796
    Securities Lending Income                                                                      3
                                                                                         -----------

      Total investment income                                                                  1,799

EXPENSES
    Advisory fees                                                      $       179
    Administrative fees                                                         24
    Custodian fees                                                              11
    Distribution fees                                                           48
    Transfer agent fees                                                         17
    Professional fees                                                           10
    Registration fees                                                           15
    Shareholder servicing fees                                                   8
    Trustees' fees                                                               6
    Miscellaneous                                                                6
                                                                       -----------

    Expenses before reductions                                                 324
    Expense reductions                                                         (49)
                                                                       -----------
      Expenses, net                                                                              275
                                                                                         -----------

Net investment income (loss)                                                                   1,524
                                                                                         -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments                                                          444
Net change in unrealized appreciation (depreciation) on investments                           (1,166)
                                                                                         -----------

Net realized and unrealized gain (loss)                                                         (722)
                                                                                         -----------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                    $       802
                                                                                         ===========

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                      FOR THE SIX
                                                                      MONTHS ENDED     FOR THE FISCAL
                                                                    FEBRUARY 28, 2002    YEAR ENDED
                                                                       (UNAUDITED)     AUGUST 31, 2001
                                                                    -----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
    Net investment income (loss)                                       $     1,524       $     2,503
    Net realized gain (loss)                                                   444             2,794
    Net change in unrealized appreciation (depreciation)                    (1,166)            2,803
                                                                       -----------       -----------

      Net increase (decrease) in net assets from operations                    802             8,100
                                                                       -----------       -----------
DISTRIBUTIONS
    From net investment income                                              (1,520)           (2,516)
                                                                       -----------       -----------

SHARE TRANSACTIONS
    Net increase (decrease) in net assets from share transactions            8,845             6,984
                                                                       -----------       -----------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                  8,127            12,568

NET ASSETS
    Beginning of period                                                     56,316            43,748
                                                                       -----------       -----------
    End of period (including undistributed net investment income of
      $144 and $140, respectively)                                     $    64,443       $    56,316
                                                                       ===========       ===========

See accompanying notes which are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                      FISCAL YEARS ENDED AUGUST 31,
                                                                -----------------------------------------
                                                       2002*      2001       2000       1999      1998**
                                                      -------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD                  $ 10.24   $   9.15   $   8.08   $   8.17   $  10.00
                                                      -------   --------   --------   --------   --------

INCOME FROM OPERATIONS
   Net investment income (loss)(a)                        .27        .48        .52        .50        .15
   Net realized and unrealized gain (loss)               (.16)      1.10       1.10       (.01)     (1.94)
                                                      -------   --------   --------   --------   --------

      Total income from operations                        .11       1.58       1.62        .49      (1.79)
                                                      -------   --------   --------   --------   --------

DISTRIBUTIONS
   From net investment income                            (.27)      (.49)      (.55)      (.58)      (.04)
                                                      -------   --------   --------   --------   --------

NET ASSET VALUE, END OF PERIOD                        $ 10.08   $  10.24   $   9.15   $   8.08   $   8.17
                                                      =======   ========   ========   ========   ========

TOTAL RETURN (%)(b)                                      1.13      17.84      21.51       6.09     (17.99)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)            64,443     56,316     43,748     45,528     18,458

   Ratios to average net assets (%)(c):
      Operating expenses, net (d)                        1.00       1.00       1.00       1.00       1.00
      Operating expenses, gross (d)                      1.18       1.17       1.07       1.09       1.38
      Net investment income                              5.53       5.09       6.51       6.25       5.21

   Portfolio turnover rate (%)(e)                       46.78      70.59      86.93      60.13      17.36

*   For the six months ended February 28, 2002 (Unaudited).
**  For the period May 1, 1998 (commencement of operations) to August 31, 1998.
(a) For the periods subsequent to August 31, 1998, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) See Note 4 for current period amounts.
(e) The ratio for the period ended August 31, 1998 is annualized.

                                                   NOTES TO FINANCIAL STATEMENTS

                                                   FEBRUARY 28, 2002 (UNAUDITED)

1. ORGANIZATION
   The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 25 investment portfolios which are in operation as of February 28, 2002. These financial statements report on one portfolio, the SSgA Tuckerman Active REIT Fund (the "Fund"). The Investment Company is a registered and open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. SIGNIFICANT ACCOUNTING POLICIES
   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION: United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the basis of the last reported sales price. Investments in other mutual funds are valued at the net asset value per share.

   Short-term instruments maturing within 60 days of the valuation date are valued at amortized cost.

   The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

   INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

   AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

   FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

   It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At August 31, 2001, the Fund had a net tax basis capital loss carryover of $973,523, which may be applied against any realized net taxable gains in each succeeding year or until its expiration dates of August 31, 2008.

   The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 2002 are as follows:

                                                                                       NET
                                                                                    UNREALIZED
                FEDERAL TAX           UNREALIZED            UNREALIZED             APPRECIATION
                    COST             APPRECIATION         (DEPRECIATION)          (DEPRECIATION)
               -------------         ------------         --------------          --------------
               $  58,762,665         $  7,206,221          $  (119,229)           $  7,086,992

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid monthly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment transactions for a reporting year may differ significantly from distributions during such year. The differences between tax regulations and GAAP relate primarily to certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

     EXPENSES: Most expenses can be directly attributed to the Fund. Expenses of the Investment Company which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

3. SECURITIES TRANSACTIONS

   INVESTMENT TRANSACTIONS: For the period ended February 28, 2002, purchases and sales of investment securities, excluding short-term investments, aggregated to $33,053,924 and $25,530,447, respectively.

   SECURITIES LENDING: The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 28, 2002, the value of outstanding securities on loan and the value of collateral amounted to $4,578,347 and $4,735,945 respectively.

4. RELATED PARTIES
   ADVISER: Effective May 1, 2001, the Investment Company entered into an investment advisory agreement with SSgA Funds Management, Inc. (the "Adviser"). The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. Prior to May 1, 2001, the investment advisory agreement was with State Street, through State Street Global Advisors, the investment management group of State Street. The Tuckerman Group, LLC serves as the investment sub-adviser (the "Sub-Adviser") for the Fund and directs the investment of the Fund in accordance with the Fund's investment objective, policies and restrictions. The Adviser provides reporting, operational compliance and general oversight services with respect to the investment advisory services of the Sub-Adviser. For these services, the Adviser pays the Sub-Adviser half the total management fee paid to the Adviser, net of reimbursements. The Adviser, Sub-Adviser, State Street and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser calculated daily and paid monthly, at an annual rate of .65% of its average daily net assets. The Adviser voluntarily agreed to reimburse up to the full amount of its Advisory fee to the extent that total expenses exceed 1.00% of average daily net assets on an annual basis. The total amount of reimbursement for the period ended February28,2002, was $48,763. As of February 28, 2002, the receivable due from the Adviser for reimbursed expenses in excess of the expense cap has been netted against the Advisory fee payable. The Investment Company also has contracts with affiliates to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

   In addition, the Fund has entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $332 under these arrangements.

   ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all U.S. Equity portfolios: $0 to $2 billion - .0315%; over $2 billion - .029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. For administrative services provided in connection with the monthly portfolio fact sheets, the Investment Company pays $1,000 per year per fund for monthly fact sheets. In addition, the Fund reimburses the Administrator for out of pocket expenses and start-up costs for new Funds.

   DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor"), which is a wholly-owned subsidiary of the Administrator, to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

   The Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Capital Markets LLC ("Capital Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet")(collectively the "Agents"), as well as several unaffiliated services providers. For these services, the Fund pays .025% to State Street, and a maximum of .175% to each of the other named affiliated Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the period ended February 28, 2002, the Fund was charged shareholder servicing expenses of $6,880 and $387 by State Street and Capital Markets. The Funds did not incur any expenses from CitiStreet, Fiduciary Investors Services and High Net Worth Services during this period.

   The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28,2002.

   BOARD OF TRUSTEES: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds based upon their relative net assets.

   ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 2002 WERE AS FOLLOWS:

             Advisory fees                                $   19,682
             Administration fees                               6,489
             Custodian fees                                    9,746
             Distribution fees                                10,218
             Shareholder servicing fees                        2,355
             Transfer agent fees                               4,365
             Trustees' fees                                      211
                                                          ----------
                                                          $   53,066
                                                          ==========

   BENEFICIAL INTEREST: As of February 28, 2002, one shareholder was a record owner of approximately 11% of the total outstanding shares of the Fund.

5. FUND SHARE TRANSACTIONS (amounts in thousands)

                                                                 FOR THE PERIODS ENDED
                                                     ----------------------------------------------
                                                        FEBRUARY 28, 2002        AUGUST 31, 2001
                                                     ----------------------   ---------------------
                                                      SHARES       DOLLARS     SHARES     DOLLARS
                                                     --------     ---------   --------   ----------
Proceeds from shares sold                             1,613       $ 15,777      2,120     $ 20,249
Proceeds from reinvestment of
  distributions                                          52            507         92          868
Payments for shares redeemed                           (770)        (7,439)    (1,491)     (14,133)
                                                     --------     ---------   --------   ----------
Total net increase (decrease)                           895       $  8,845        721     $  6,984
                                                     ========     =========   ========   ==========

6. INTERFUND LENDING PROGRAM
   The Fund and all other funds of the Investment Company received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Fund did not utilize the interfund lending program during this period.

7. DIVIDENDS
   On March 1, 2002, the Board of Trustees declared a dividend of $.0223 from net investment income, payable on March 7, 2002 to shareholders of record on March 4, 2002.

8. SUBSEQUENT EVENT
   Effective March 1, 2002, State Street Global Markets, LLC will serve as distributor for all Investment Company portfolio shares. Terms will remain substantially similar to the existing relationship with Russell Fund Distributors.

SSgA TUCKERMAN ACTIVE REIT FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

TRUSTEES
  Lynn L. Anderson, Chairman
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

OFFICERS
  Lynn L. Anderson, President and CEO
  Mark E. Swanson, Treasurer and Principal Accounting Officer
  J. David Griswold, Vice President and Secretary
  Deedra S. Walkey, Assistant Secretary
  Ross E. Erickson, Assistant Treasurer
  Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
  SSgA Funds Management, Inc.
  One International Place, 27th Floor
  Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts 02171
  (800) 647-7327

DISTRIBUTOR
  State Street Global Markets, LLC
  One International Place, 27th Floor
  Boston, Massachusetts 02110
  (800) 997-7327

ADMINISTRATOR
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington 98402

LEGAL COUNSEL
  Goodwin Procter LLP
  Exchange Place
  Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP
  160 Federal Street
  Boston, Massachusetts 02110

[GRAPHIC]

[SSgA(R) FUNDS LOGO]

SEMIANNUAL REPORT

INTERNATIONAL GROWTH OPPORTUNITIES FUND

FEBRUARY 28, 2002

                                  SSgA(R) FUNDS

                     INTERNATIONAL GROWTH OPPORTUNITIES FUND

                          Semiannual Report (Unaudited)
                                February 28, 2002

                                Table of Contents

                                                                 PAGE
    Financial Statements                                            3

    Financial Highlights                                            9

    Notes to Financial Statements                                  10

    Fund Management and Service Providers                          16

"SSgA(R)" IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INTERNATIONAL MARKETS ENTAIL DIFFERENT RISKS THAN THOSE TYPICALLY ASSOCIATED WITH DOMESTIC MARKETS, INCLUDING CURRENCY FLUCTUATIONS, POLITICAL AND ECONOMIC INSTABILITY, ACCOUNTING CHANGES AND FOREIGN TAXATION. SECURITIES MAY BE LESS LIQUID AND MORE VOLATILE. PLEASE SEE THE PROSPECTUS FOR FURTHER DETAILS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
INTERNATIONAL GROWTH OPPORTUNITIES FUND

STATEMENT OF NET ASSETS

                                                   FEBRUARY 28, 2002 (UNAUDITED)

                                                                     MARKET
                                                        NUMBER       VALUE
                                                          OF         (000)
                                                        SHARES         $
                                                      ---------     --------
COMMON STOCKS - 99.1%
AUSTRALIA - 1.0%
Broken Hill Proprietary Co.                             157,000          957
                                                                    --------
CANADA - 2.3%
Alberta Energy Co., Ltd.                                 51,100        2,160
                                                                    --------
FINLAND - 0.8%
Nokia Oyj                                                33,800          719
                                                                    --------
FRANCE - 12.1%
AXA (a)                                                  87,000        1,623
AXA - ADR                                                22,446          414
BNP Paribas SA (a)                                       57,600        2,796
Rhone-Poulenc SA Class A - ADR                           12,689          942
Sanofi-Synthelabo SA                                     25,600        1,682
Suez SA (a)                                              71,501        1,994
TotalFinaElf SA - ADR                                     8,850          651
TotalFinaElf SA Class B                                   7,912        1,164
                                                                    --------
                                                                      11,266
                                                                    --------
GERMANY - 4.0%
Allianz AG (Regd)                                        10,830        2,438
E.On AG                                                  26,800        1,317
                                                                    --------
                                                                       3,755
                                                                    --------
HONG KONG - 0.9%
Hutchison Whampoa, Ltd.                                  96,900          789
                                                                    --------
IRELAND - 1.3%
CRH PLC                                                  73,200        1,220
                                                                    --------
ITALY - 1.2%
Gucci Group                                              12,788        1,097
                                                                    --------
JAPAN - 21.0%
Canon, Inc.                                              77,000        2,695
Canon, Inc. - ADR                                        38,980        1,350
Honda Motor Co., Ltd.                                    48,000        1,916
Honda Motor Co., Ltd. - ADR                              34,560          688
Hoya Corp.                                               15,100          992
Matsushita Electric Industrial Co., Ltd.                130,000        1,573
Mitsubishi Tokyo Financial Group, Inc. (a)                  239        1,441
Mitsubishi Tokyo Financial Group, Inc. - ADR (a)         58,940          360
NTT Mobile Communication Network, Inc.                      216        2,241
Sony Corp.                                               54,600        2,477
Sony Corp. - ADR                                         17,220          796
Takeda Chemical Industries, Ltd.                         41,100        1,666
Toyota Motor Corp.                                       49,100        1,253
                                                                    --------
                                                                      19,448
                                                                    --------
NETHERLANDS - 8.4%
ASM Lithography Holding (a)                             117,000        2,401
ING Groep                                                77,330        1,841
Koninklijke (Royal) Philips Electronics                  80,525        2,106
Royal Dutch Petroleum Co.                                20,400        1,054
Royal Dutch Petroleum Co. - ADR                           8,147          418
                                                                    --------
                                                                       7,820
                                                                    --------
SINGAPORE - 2.5%
Flextronics International, Ltd. (a)                     163,900        2,350
                                                                    --------
SPAIN - 6.3%
Banco Santander Central Hispano SA                      187,500        1,497
Endesa SA                                                92,467        1,388
Endesa SA - ADR                                          29,450          445
Telefonica de Espana SA - ADR (a)                        17,243          605
Telefonica SA (a)                                       162,916        1,902
                                                                    --------
                                                                       5,837
                                                                    --------
SWEDEN - 2.1%
Telefonaktiebolaget LM Ericsson AB Series B             466,600        1,988
                                                                    --------

SWITZERLAND - 2.7%
Nestle SA (a)                                             3,071          679
UBS AG (a)                                               39,925        1,849
                                                                    --------
                                                                       2,528
                                                                    --------

                                        3

                                                                     MARKET
                                                        NUMBER       VALUE
                                                          OF         (000)
                                                        SHARES         $
                                                      ---------     --------
UNITED KINGDOM - 30.4%
AstraZeneca Group PLC - ADR                               7,470          381
BAE Systems PLC                                         102,560          461
Barclays PLC                                             94,171        2,762
Barclays PLC - ADR                                        1,865          225
BP Amoco PLC                                            348,531        2,870
BP Amoco PLC - ADR                                        7,561          375
Celltech Group PLC (a)                                   45,902          451
Diageo PLC                                               57,984          688
GlaxoSmithKline PLC                                     123,535        3,010
Hays PLC                                                639,075        1,784
HSBC Holdings PLC                                       254,806        2,782
Lloyds TSB Group PLC                                    233,681        2,246
Rio Tinto Corp. PLC (Regd)                               67,065        1,348
Tesco Store Holdings PLC                                310,589        1,106
Unilever PLC                                            201,400        1,668
Unilever PLC - ADR                                        6,488          218
Vodafone Group PLC                                    1,575,753        2,979
WPP Group PLC                                           185,613        1,952
Zeneca Group PLC                                         18,100          916
                                                                    --------
                                                                      28,222
                                                                    --------

UNITED STATES - 2.1%
Schlumberger, Ltd.                                       32,900        1,915
                                                                    --------

TOTAL COMMON STOCKS
(cost $105,871)                                                       92,071
                                                                    --------

SHORT-TERM INVESTMENTS - 2.2%
UNITED STATES - 2.2%
AIM Short Term Investment Prime Portfolio                     1            1
Federated Investors Prime Cash Obligation Fund            2,029        2,029
                                                                    --------

TOTAL SHORT-TERM INVESTMENTS
(cost $2,030)                                                          2,030
                                                                    --------

TOTAL INVESTMENTS - 101.3%
(identified cost $107,901)                                            94,101

OTHER ASSETS AND LIABILITIES,
NET - (1.3%)                                                          (1,249)
                                                                    --------

NET ASSETS - 100.0%                                                   92,852
                                                                    ========

(a)  Nonincome-producing security.

ABBREVIATIONS:
ADR - American Depositary Receipt

FOREIGN CURRENCY ABBREVIATIONS:
CAD - Canadian dollar
CHF - Swiss Franc
EUR - Euro
GBP - British pound
USD - United States dollar

See accompanying notes which are an integral part of the financial statements.

FOREIGN CURRENCY EXCHANGE SPOT CONTRACTS
                                               UNREALIZED
                                              APPRECIATION
CONTRACTS TO      IN EXCHANGE                (DEPRECIATION)
   DELIVER            FOR       SETTLEMENT        (000)
    (000)            (000)        DATE              $
-------------     -----------   ----------  ----------------
USD       715     CAD   1,150     03/01/02                 1
USD       679     CHF   1,160     03/01/02                 2
USD       432     EUR     500     03/01/02                 1
USD       552     GBP     390     03/01/02                (1)
USD       141     GBP     100     03/04/02                --
                                            ----------------
                                                           3
                                            ================

                                                                     MARKET
                                                          % OF        VALUE
INDUSTRY DIVERSIFICATION                                   NET        (000)
(UNAUDITED)                                              ASSETS         $
                                                        --------    --------
Consumer Discretionary                                     17.5%      16,232
Consumer Staples                                            4.7        4,360
Energy                                                     12.9       12,008
Financials                                                 24.0       22,274
Health Care                                                 9.8        9,097
Industrials                                                 2.3        2,106
Information Technology                                     12.4       11,529
Materials                                                   1.3        1,220
Miscellaneous                                               3.3        3,079
Telecommunication Services                                  5.9        5,466
Utilities                                                   5.0        4,700
Short-Term Investments                                      2.2        2,030
                                                        --------    --------
Total Investments                                         101.3       94,101
Other Assets and Liabilities, Net                          (1.3)      (1,249)
                                                        --------    --------

NET ASSETS                                                100.0%      92,852
                                                        ========    ========

                                                                      MARKET
                                                           % OF       VALUE
GEOGRAPHIC DIVERSIFICATION                                 NET        (000)
(UNAUDITED)                                               ASSETS        $
                                                        --------    --------
Asia                                                        4.4%       4,096
Europe                                                     38.9       36,230
Other                                                       4.4        4,075
Japan                                                      21.0       19,448
United Kingdom                                             30.4       28,222
Short-Term Investments                                      2.2        2,030
                                                        --------    --------
Total Investments                                         101.3       94,101
Other Assets and Liabilities, Net                          (1.3)      (1,249)
                                                        --------    --------

NET ASSETS                                                100.0%      92,852
                                                        ========    ========

  See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNT)     FEBRUARY 28, 2002 (UNAUDITED)

ASSETS
Investments at market (including securities on loan of $6,526), (identified
  cost $107,901)                                                                             $ 94,101
Unrealized appreciation on foreign currency exchange spot contracts                                 4
Receivables:
  Dividends                                                                                       227
  Investments sold                                                                              3,224
  Fund shares sold                                                                                 35
Prepaid expenses                                                                                    9
Short-term investments held as collateral for securities loaned, at market                      6,812
                                                                                             --------

    Total assets                                                                              104,412

LIABILITIES
Payables:
  Investments purchased                                                           $  4,533
  Fund shares redeemed                                                                 112
  Accrued fees to affiliates                                                            71
  Other accrued expenses                                                                31
Unrealized depreciation on foreign currency exchange spot contracts                      1
Payable upon return of securities loaned, at market                                  6,812
                                                                                  --------
     Total liabilities                                                                         11,560
                                                                                             --------

NET ASSETS                                                                                   $ 92,852
                                                                                             ========
NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income                                 $    (62)
Accumulated net realized gain (loss)                                                          (30,751)
Unrealized appreciation (depreciation) on:
  Investments                                                                                 (13,800)
  Foreign currency-related transactions                                                            10
Shares of beneficial interest                                                                      11
Additional paid-in capital                                                                    137,444
                                                                                             --------

NET ASSETS                                                                                   $ 92,852
                                                                                             ========
NET ASSET VALUE, offering and redemption price per share:
  ($92,851,647 divided by 11,123,334 shares of $001 par value
    shares of beneficial interest outstanding)                                               $   8.35
                                                                                             ========

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS
Amounts in thousands      FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (UNAUDITED)

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $51)                       $   449
  Securities Lending Income                                                   30
                                                                         -------

    Total investment income                                                  479

EXPENSES
  Advisory fees                                               $    369
  Administrative fes                                                51
  Custodian fees                                                    79
  Distribution fees                                                 36
  Transfer agent fees                                               23
  Professional fees                                                 13
  Registration fees                                                 15
  Shareholder servicing fees                                        28
  Trustees' fees                                                     6
  Miscellaneous                                                      5
                                                              --------

  Expenses before reductions                                       625
  Expense reductions                                               (84)
                                                              --------
    Expenses, net                                                            541
                                                                         -------

Net investment income (loss)                                                 (62)
                                                                         -------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments                                                  (16,996)
  Foreign currency-related transactions                             (2)  (16,998)
                                                              --------
Net change in unrealized appreciation (depreciation) on:
  Investments                                                    8,133
  Foreign currency-related transactions                             (1)    8,132
                                                              --------   -------

Net realized and unrealized gain (loss)                                   (8,866)
                                                                         -------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                    $(8,928)
                                                                         =======

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                             FOR THE SIX
                                                                            MONTHS ENDED
                                                                            FEBRUARY 28,   FOR THE FISCAL
                                                                                2002          YEAR ENDED
                                                                             (UNAUDITED)   AUGUST 31, 2001
                                                                             ----------    ---------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income (loss)                                               $      (62)   $           489
  Net realized gain (loss)                                                      (16,998)           (13,675)
  Net change in unrealized appreciation (depreciation)                            8,132            (34,040)
                                                                             ----------    ---------------

    Net increase (decrease) in net assets from operations                        (8,928)           (47,226)
                                                                             ----------    ---------------
DISTRIBUTIONS
  From net investment income                                                       (464)              (609)
  From net realized gain                                                             --             (6,960)
                                                                             ----------    ---------------

    Net decrease in net assets from distributions                                  (464)            (7,569)
                                                                             ----------    ---------------
SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions                  (8,972)            28,372
                                                                             ----------    ---------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                     (18,364)           (26,423)

NET ASSETS
  Beginning of period                                                           111,216            137,639
                                                                             ----------    ---------------
  End of period (including accumulated distributions in excess of net investment income of $62 and undistributed net investment income of
    $464, respectively)                                                      $   92,852    $       111,216
                                                                             ==========    ===============

See accompanying notes which are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                              FISCAL YEARS ENDED AUGUST 31,
                                              -------------------------------------------------------
                                                2002*       2001       2000       1999       1998**
                                              -------   ---------   ---------   ---------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD          $  9.15   $   14.37   $   11.31   $    8.42   $   10.00
                                              -------   ---------   ---------   ---------   ---------

INCOME FROM OPERATIONS
  Net investment income (loss)(a)                (.01)        .05         .07         .11         .03
  Net realized and unrealized gain (loss)        (.75)      (4.50)       3.17        2.83       (1.61)
                                              -------   ---------   ---------   ---------   ---------

    Total income from operations                 (.76)      (4.45)       3.24        2.94       (1.58)
                                              -------   ---------   ---------   ---------   ---------

DISTRIBUTIONS
  From net investment income                     (.04)       (.06)       (.08)       (.05)         --
  From net realized gain                           --        (.71)       (.10)         --          --
                                              -------   ---------   ---------   ---------   ---------

    Total distributions                          (.04)       (.77)       (.18)       (.05)         --
                                              -------   ---------   ---------   ---------   ---------

NET ASSET VALUE, END OF PERIOD                $  8.35   $    9.15   $   14.37   $   11.31   $    8.42
                                              =======   =========   =========   =========   =========
TOTAL RETURN (%)(b)                             (8.31)     (32.28)      28.82       35.08      (15.80)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)     92,852     111,216     137,639      53,416      22,966

  Ratios to average net assets (%)(c):
    Operating expenses, net (d)                  1.10        1.10        1.10        1.10        1.10
    Operating expenses, gross (d)                1.27        1.22        1.16        1.30        1.66
    Net investment income                        (.13)        .41         .48        1.16        1.27

  Portfolio turnover rate (%)                   26.61       39.14       45.76       39.19       17.24

*    For the six months ended February 28, 2002 (Unaudited).
**   For the period May 1, 1998 (commencement of operations) to August 31, 1998.
(a) For the periods subsequent to August 31, 1998, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.
(d)  See Note 4 for current period amounts.

                                                   NOTES TO FINANCIAL STATEMENTS

                                                   FEBRUARY 28, 2002 (UNAUDITED)

1. ORGANIZATION
   The SSgA Funds (the Investment Company) is a series mutual fund, currently comprised of 25 investment portfolios which are in operation as of February 28, 2002. These financial statements report on one portfolio, the SSgA International Growth Opportunities Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value

2. SIGNIFICANT ACCOUNTING POLICIES
   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION: International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the last reported sales price. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities. Investments in other mutual funds are valued at the net asset value per share.

   Short-term instruments maturing within 60 days of the valuation date are valued at amortized cost.

   The Fund may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   SECURITIES TRANSACTIONS: Securities transactions are recorded on the trade date basis. Realized gains and losses from the securities transactions are recorded on the basis of identified cost.

   INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

   FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

   It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At August 31, 2001, the Fund had a net tax basis capital loss carryover of $1,686,318, which may be applied against any realized net taxable gains in each succeeding year or until its expiration date of August 31, 2009.

   The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 2002 are as follows:

                                                                         NET
                                                                     UNREALIZED
                FEDERAL TAX        UNREALIZED       UNREALIZED      APPRECIATION
                    COST          APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
                -----------       ------------     -------------    -------------
              $ 107,948,049         $ 3,515,594    $ (17,362,898)   $ (13,847,304)

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Fund declares and pays dividends annually Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting year may differ significantly from distributions during such year. The differences between tax regulations and GAAP relate primarily to investments in foreign denominated investments, passive foreign investment companies, foreign currency contracts and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

   EXPENSES: Most expenses can be directly attributed to the individual Fund. Expenses of the Investment Company which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

   FOREIGN CURRENCY TRANSLATIONS: The books and records of the Fund are maintained in US dollars. Foreign currency amounts and transactions of the Fund are translated into US dollars on the following basis:

   (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

   (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

   Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at fiscal year-end, resulting from changes in the exchange rates.

   It is not practical to isolate that portion of the results of operations of the Fund that arises as a result of changes in exchange rates, from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Fund does isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

   DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional. Information, the Fund may participate in various derivative-based transactions Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment strategies.

   The Fund typically uses derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Fund through the use of options and futures to earn "market-like" returns with the Fund's excess and liquidity reserve cash balances. Hedging is used by the Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   FOREIGN CURRENCY EXCHANGE CONTRACTS: In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Fund may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The Fund may enter into foreign currency forward overlays on liquidity reserve balances. Additionally, from time to time the Fund may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the accompanying Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open foreign currency exchange spot contracts at February 28, 2002 are presented in the accompanying Statement of Net Assets.

   INVESTMENT IN INTERNATIONAL MARKETS: Investing in international markets may involve special risks and considerations. not typically associated with investing in the United States markets These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

3. SECURITIES TRANSACTIONS
   INVESTMENT TRANSACTIONS: For the period ended February 28, 2002, purchases and sales of investment securities, excluding short-term investments, aggregated to $25,926,717 and $33,895,125, respectively.

   SECURITIES LENDING: The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 28, 2002, the value of outstanding securities on loan and the value of collateral amounted to $6,526,264 and $6,811,848, respectively

4. RELATED PARTIES
   ADVISER: Effective May 1, 2001, the Investment Company entered into an investment advisory agreement with SSgA Funds Management, Inc (the "Adviser"). The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. Prior to May 1, 2001, the investment advisory agreement was with State Street, through State Street Global Advisors, the investment management group of State Street The Adviser, State Street and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of 75% of its average daily net assets. The Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of 110% of its average daily net assets on an annual basis. The total amount of the reimbursement for the period ended February 28, 2002, was $83,874. As of February 28, 2002, the receivable due from the Adviser for reimbursed expenses in excess of the expense cap has been netted against the Advisory fees payable. The Investment Company also has contracts with affiliates to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

   In addition, the Fund has entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses During the period, the Fund's custodian fees were reduced by $372 under these arrangements

   ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all International portfolios: $0 up to $1 billion - .07%; over $1 billion - .05%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. For administrative services provided in connection with the monthly portfolio fact sheets, the Investment Company pays $1,000 per year per fund for monthly fact sheets. In addition, the Fund reimburses the Administrator for out of pocket expenses and start-up costs for new Funds.

   DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor"), which is a wholly-owned subsidiary of the Administrator, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

   The Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Capital Markets LLC ("Capital Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, the Fund pays .025% to State Street, and a maximum of .175% to each of the other named affiliated Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the period ended February 28, 2002, the Fund was charged shareholder servicing expenses of $12,302, $1,872 and $9,292 by State Street, Capital Markets and CitiStreet. The Funds did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during this period.

   The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the Fund on an annual basis Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2002.

   BOARD OF TRUSTEES: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended These expenses are allocated among all of the funds based upon their relative net assets.

   ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 2002 WERE AS FOLLOWS:

        Advisory fees                        $        36,290
        Administration fees                            3,494
        Custodian fees                                11,840
        Distribution fees                              6,272
        Shareholder servicing fees                     3,909
        Transfer agent fees                            7,609
        Trustees' fees                                 1,601
                                             ---------------
                                             $        71,015
                                             ===============

   BENEFICIAL INTEREST: As of February 28, 2002, one shareholder (who was also an affiliate of the Investment Company) was a record owner of approximately 12% of the total outstanding shares of the Fund

5. FUND SHARE TRANSACTIONS (amounts in thousands)

                                                                 FOR THE PERIODS ENDED
                                             -------------------------------------------------------
                                                    FEBRUARY 28, 2002          AUGUST 31, 2001
                                             -------------  ------------  ----------- --------------
                                                 SHARES       DOLLARS       SHARES        DOLLARS
                                             -------------  ------------  ----------- --------------
Proceeds from shares sold                            2,683    $   23,247        9,759      $ 112,906
Proceeds from reinvestment of
distributions                                           25           209          377          4,586
Payments for shares redeemed                        (3,739)      (32,428)      (7,558)       (89,120)
                                             -------------  ------------  ----------- --------------
Total net increase (decrease)                       (1,031)   $   (8,972)       2,578      $  28,372
                                             =============  ============  =========== ==============

6. INTERFUND LENDING PROGRAM
   The Fund and all other funds of the Investment Company received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Fund did not utilize the interfund lending program during this period.

7. SUBSEQUENT EVENT
   Effective March 1, 2002, State Street Global Markets, LLC will serve as distributor for all Investment Company portfolio shares Terms will remain substantially similar to the existing relationship with Russell Fund Distributors.

SSgA INTERNATIONAL GROWTH OPPORTUNITIES FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

TRUSTEES
  Lynn L. Anderson, Chairman
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

OFFICERS
  Lynn L. Anderson, President and CEO
  Mark E. Swanson, Treasurer and Principal Accounting Officer
  J. David Griswold, Vice President and Secretary
  Deedra S. Walkey, Assistant Secretary
  Ross E. Erickson, Assistant Treasurer
  Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
  SSgA Funds Management, Inc
  One International Place, 27th Floor
  Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts 02171
  (800) 647-7327

DISTRIBUTOR
  State Street Global Markets, LLC
  One International Place, 27th Floor
  Boston, Massachusetts 02110
  (800) 997-7327

ADMINISTRATOR
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington 98402

LEGAL COUNSEL
  Goodwin Procter LLP
  Exchange Place
  Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP
  160 Federal Street
  Boston, Massachusetts 02110

[GRAPHIC]

[SSgA(R) FUNDS LOGO]

SEMIANNUAL REPORT

HIGH YIELD BOND FUND

FEBRUARY 28, 2002

                                  SSgA(R) FUNDS

                              HIGH YIELD BOND FUND

                          Semiannual Report (Unaudited)
                                February 28, 2002

                                Table of Contents

                                                                           PAGE
      Financial Statements                                                    3

      Financial Highlights                                                   10

      Notes to Financial Statements                                          11

      Fund Management and Service Providers                                  16

"SSgA(R)" IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
HIGH YIELD BOND FUND

STATEMENT OF NET ASSETS

                                                   FEBRUARY 28, 2002 (UNAUDITED)

                                                      PRINCIPAL      MARKET
                                                        AMOUNT       VALUE
                                                        (000)        (000)
                                                          $            $
                                                      ---------    ---------
LONG-TERM INVESTMENTS - 91.5%
CORPORATE BONDS AND NOTES - 87.0%
Acme Television
  Step Up Bond
  Series B
  11.000% due 09/30/04                                      500          499
Adelphia Business Solutions, Inc.
  12.000% due 11/01/07 (b)                                1,000           10
Adelphia Communications Corp.
  10.250% due 11/01/06                                      600          606
  Series B
   8.125% due 07/15/03                                      500          499
AES Corp.
   8.875% due 02/15/11                                      800          512
AK Steel Corp.
   7.875% due 02/15/09                                      600          596
Alamosa Delaware, Inc.
   12.500% due 02/01/11                                     200          156
   13.625% due 08/15/11                                     500          380
Alliance Imaging, Inc.
   10.375% due 04/15/11                                     250          266
Allied Waste North America
   8.500% due 12/01/08                                      500          505
  Series AI
   8.500% due 12/01/08                                      200          204
  Series B
   7.625% due 01/01/06                                      400          393
American Achievement Corp.
  11.625% due 01/01/07                                      525          536
American Media Operation, Inc.
  10.250% due 05/01/09                                      525          535
Anchor Gaming
   9.875% due 10/15/08                                      500          555
Argosy Gaming Co.
  10.750% due 06/01/09                                      500          554
BRL Universal Equipment
   8.875% due 02/15/08                                      750          761
Calpine Corp.
   8.250% due 08/15/05                                      550          402
   8.500% due 02/15/11                                      500          350
Canandaigua Brands, Inc.
   8.500% due 03/01/09                                      500          518
Charter Communications Holdings
  10.750% due 10/01/09                                    1,500        1,478
Chesapeake Energy Corp.
   8.375% due 11/01/08                                      400          393
CMS Energy Corp.
   7.625% due 11/15/04                                      350          345
   8.900% due 07/15/08                                      600          604
Coaxial Communications of
  Central Ohio, Inc.
  10.000% due 08/15/06                                      750          750
Coinmach Corp.
   9.000% due 02/01/10                                      600          621
Collins & Aikman Floor Cover
   9.750% due 02/15/10                                      250          258
Compass Minerals Group
  10.000% due 08/15/11                                      500          525
Concentra Operating Corp.
  13.000% due 08/15/09                                    1,000        1,130
Crown Castle International Corp.
   9.375% due 08/01/11                                      500          365
CSC Holdings, Inc.
   9.875% due 04/01/23                                    1,000        1,040
D.R. Horton, Inc.
   7.875% due 08/15/11                                      500          498
Echostar Broadband Corp.
  10.375% due 10/01/07                                      400          418
Entercom Radio LLC/Entercom
  Capital, Inc.
   7.625% due 03/01/14                                      250          250
Equistar Chemicals, LP/Equistar
  Funding Corp.
  10.125% due 09/01/08                                      400          392
Extended Stay America, Inc.
   9.875% due 06/15/11                                      500          523
Felcor Lodging, LP
   8.500% due 06/01/11                                      600          595

                                        3

                                                      PRINCIPAL      MARKET
                                                        AMOUNT       VALUE
                                                        (000)        (000)
                                                          $            $
                                                      ---------    ---------
Frontier Oil Corp.
   Series A
    9.125% due 02/15/06                                     500          513
Gray Communications Systems, Inc.
    9.250% due 12/15/11                                     600          620
Grey Wolf, Inc.
    8.875% due 07/01/07                                     500          500
Hanger Orthopedic Group
   11.250% due 06/15/09                                     600          591
HCA - The Healthcare Co.
    7.875% due 02/01/11                                     900          954
Host Marriott, LP
    9.500% due 01/15/07                                     500          520
Insight Health Services Corp.
    9.875% due 11/01/11                                     250          258
Interface, Inc.
   Series B
    9.500% due 11/15/05                                     600          579
Intermedia Communications, Inc.
   Step Up Bond
   Series B
   Zero Coupon due 07/15/07 (a)                             700          669
International Specialty Holdings, Inc.
   10.625% due 12/15/09                                     500          511
Iron Mountain, Inc.
    8.750% due 09/30/09                                     750          780
    8.250% due 07/01/11                                     250          258
Isle of Capri Casinos, Inc.
    8.750% due 04/15/09                                     600          599
Kaufman and Broad Home Corp.
    7.750% due 10/15/04                                     500          503
L-3 Communications Corp.
    8.500% due 05/15/08                                     525          546
Lin Holdings Corp.
   Step Up Bond
   10.000% due 03/01/08 (a)                                 750          638
Longview Fibre Co.
   10.000% due 01/15/09                                     150          155
Lyondell Chemical Co.
    9.500% due 12/15/08                                     150          147
Mandalay Resort Group
    6.750% due 07/15/03                                     700          700
McLeodUSA, Inc.
   12.000% due 07/15/08 (b)                                 500          121
Meritage Corp.
    9.750% due 06/01/11                                     400          422
Michaels Stores, Inc.
    9.250% due 07/01/09                                     500          530
Mohegan Tribal Gaming Authority
    8.000% due 04/01/12                                     700          698
Newfield Exploration Co.
   Series B
    7.450% due 10/15/07                                     500          511
Nortek, Inc.
   Series B
    9.875% due 06/15/11                                     750          765
Ocean Energy, Inc.
   Series B
    8.375% due 07/01/08                                     800          852
Omnicare, Inc.
   Series B
    8.125% due 03/15/11                                     350          368
Owens & Minor, Inc.
    8.500% due 07/15/11                                     500          523
Owens-Brockway Glass Container
    8.875% due 02/15/09                                     600          611
Panamsat Corp.
    8.500% due 02/01/12                                     500          498
Park Place Entertainment Corp.
    7.500% due 09/01/09                                     600          589
Penn National Gaming, Inc.
    8.875% due 03/15/10                                     900          880
Petco Animal Supplies, Inc.
   10.750% due 11/01/11                                     600          632
Pharmerica, Inc.
    8.375% due 04/01/08                                     250          259
Psinet, Inc.
   11.000% due 08/01/09 (b)                                 250           23
Radio One, Inc.
   Series B
    8.875% due 07/01/11                                     600          626

                                        4

                                                      PRINCIPAL      MARKET
                                                        AMOUNT       VALUE
                                                        (000)        (000)
                                                          $            $
                                                      ---------    ---------
Regal Cinemas, Inc.
    9.375% due 02/01/12                                     525          542
RFS Partnership, LLC
    9.750% due 03/01/12                                     300          306
Riverwood International Corp.
   10.625% due 08/01/07                                     750          799
Ryland Group, Inc.
    8.000% due 08/15/06                                     500          511
Salem Communications
   Holding Corp.
   Series B
    9.000% due 07/01/11                                     600          624
SBA Communications Corp.
   10.250% due 02/01/09                                     500          283
Simmons Co.
   10.250% due 03/15/09                                     600          620
Sinclair Broadcast Group, Inc.
    8.750% due 12/15/11                                     500          514
Six Flags, Inc.
    9.500% due 02/01/09                                     500          509
    8.875% due 02/01/10                                     250          248
Sovereign Bancorp, Inc.
    8.625% due 03/15/04                                     750          767
Station Casinos, Inc.
    8.875% due 12/01/08                                     700          714
Transwestern Publishing Co. LLC/
   TWP Capital Corp.
   Series F
    9.625% due 11/15/07                                     665          694
Triad Hospitals, Inc.
   Series B
    8.750% due 05/01/09                                     200          212
Tricon Global Restaurants, Inc.
    8.875% due 04/15/11                                     750          813
Triton PCS, Inc.
    8.750% due 11/15/11                                     800          727
Vanguard Health Systems, Inc.
    9.750% due 08/01/11                                     500          522
Vintage Petroleum
    7.875% due 05/15/11                                     500          458
Waterford Gaming, LLC
   Finance Corp.
    9.500% due 03/15/10                                     500          517
Westport Resources Corp.
    8.250% due 11/01/11                                     500          507
Willis Corroon Corp.
    9.000% due 02/01/09                                     750          785
XM Satellite Radio, Inc.
   14.000% due 03/15/10                                     500          364
                                                                   ---------
                                                                      50,007
                                                                   ---------

EURODOLLAR BONDS - 0.5%
Ono Finance PLC
   14.000% due 02/15/11                                     500          275
                                                                   ---------

YANKEE BONDS - 4.0%
Acetex Corp.
   10.875% due 08/01/09                                     500          510
GT Group Telecom, Inc.
   Step Up Bond
   Zero Coupon due 02/01/10 (a)(b)                        1,500           98
Hollinger Participation
   12.125% due 11/15/10                                     400          360
Pacifica Papers, Inc.
   10.000% due 03/15/09                                     750          808
Tembec Finance Corp.
    9.875% due 09/30/05                                     500          520
Worldwide Fiber, Inc.
   12.500% due 12/15/05 (b)                                 500            1
                                                                   ---------
                                                                       2,297
                                                                   ---------

TOTAL LONG-TERM INVESTMENTS
(cost $55,670)                                                        52,579
                                                                   ---------

                                                                    MARKET
                                                        NUMBER       VALUE
                                                          OF         (000)
                                                        SHARES         $
                                                      ---------    ---------
PREFERRED STOCKS - 0.9%
CSC Holdings, Inc.
   Series M
   11.125% due 04/01/06                                   5,000          513
                                                                   ---------

TOTAL PREFERRED STOCKS
(cost $523)                                                              513
                                                                   ---------

                                                      PRINCIPAL
                                                       AMOUNT
                                                       (000)
                                                         $
                                                      ---------
SHORT-TERM INVESTMENTS - 8.9%
American AAdvantage Money
   Market Fund                                              126          126
Federated Investors Prime Cash
   Obligation Fund                                        1,391        1,391
United States Treasury Bill
    1.650% due 03/28/02 (c)(d)                            3,600        3,596
                                                                   ---------

TOTAL SHORT-TERM INVESTMENTS
(cost $5,113)                                                          5,113
                                                                   ---------

                                                                    MARKET
                                                        NUMBER       VALUE
                                                          OF         (000)
                                                        SHARES         $
                                                      ---------    ---------
WARRANTS - 0.0%
GT Group Telecom, Inc.
   expiration date 02/01/10 (b)                           1,500            7
Ono Finance PLC
   expiration date 02/15/11                                 500            2
XM Satellite Radio, Inc.
   expiration date 03/15/10 (b)                             500           10
                                                                   ---------

TOTAL WARRANTS
(cost $121)                                                               19
                                                                   ---------

TOTAL INVESTMENTS - 101.3%
(identified cost $61,406)                                             58,224

OTHER ASSETS AND LIABILITIES,
NET - (1.3%)                                                            (757)
                                                                   ---------

NET ASSETS - 100.0%                                                   57,467
                                                                   =========

(a) Adjustable or floating rate security.
(b) Nonincome-producing security.
(c) At amortized cost, which approximates market.
(d) Rate noted is yield-to-maturity from date of acquisition.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNT)     FEBRUARY 28, 2002 (UNAUDITED)

ASSETS
Investments at market (identified cost $61,406)                                                    $    58,224
Receivables:
   Dividends and interest                                                                                1,161
   Fund shares sold                                                                                        579
   Investments sold                                                                                        140
Prepaid expenses                                                                                            14
                                                                                                   -----------

      Total assets                                                                                      60,118

LIABILITIES
Payables:
   Investments purchased                                                             $     2,415
   Fund shares redeemed                                                                      193
   Accrued fees to affiliates                                                                 17
   Other accrued expenses                                                                     26
                                                                                     -----------
      Total liabilities                                                                                  2,651
                                                                                                   -----------

NET ASSETS                                                                                         $    57,467
                                                                                                   ===========
NET ASSETS CONSIST OF:
Undistributed net investment income                                                                $       224
Accumulated net realized gain (loss)                                                                    (6,341)
Unrealized appreciation (depreciation) on investments                                                   (3,182)
Shares of beneficial interest                                                                                7
Additional paid-in capital                                                                              66,759
                                                                                                   -----------

NET ASSETS                                                                                         $    57,467
                                                                                                   ===========
NET ASSET VALUE, offering and redemption price per share:
   ($57,466,739 divided by 6,960,522 shares of $.001 par value
      shares of beneficial interest outstanding)                                                   $      8.26
                                                                                                   ===========

  See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS
Amounts in thousands      FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (UNAUDITED)

INVESTMENT INCOME
  Interest                                                                                         $     2,218
  Dividends                                                                                                 47
                                                                                                   -----------

     Total investment income                                                                             2,265

EXPENSES
  Advisory fees                                                                      $        70
  Administrative fees                                                                         24
  Custodian fees                                                                              16
  Distribution fees                                                                            9
  Transfer agent fees                                                                         14
  Professional fees                                                                           10
  Registration fees                                                                           16
  Shareholder servicing fees                                                                   8
  Trustees' fees                                                                               6
  Miscellaneous                                                                                3
                                                                                     -----------

  Expenses before reductions                                                                 176
  Expense reductions                                                                          (1)
                                                                                     -----------

    Expenses, net                                                                                          175
                                                                                                   -----------

Net investment income (loss)                                                                             2,090
                                                                                                   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments                                                                 (1,251)
Net change in unrealized appreciation (depreciation) on investments                                       (962)
                                                                                                   -----------

Net realized and unrealized gain (loss)                                                                 (2,213)
                                                                                                   -----------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                              $      (123)
                                                                                                   ===========

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                                  FOR THE SIX
                                                                                 MONTHS ENDED              FOR THE FISCAL
                                                                               FEBRUARY 28, 2002            YEAR ENDED
                                                                                  (UNAUDITED)             AUGUST 31, 2001
                                                                               -----------------          ---------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income (loss)                                                $           2,090          $         4,498
   Net realized gain (loss)                                                               (1,251)                  (4,227)
   Net change in unrealized appreciation (depreciation)                                     (962)                  (1,798)
                                                                               -----------------          ---------------

     Net increase (decrease) in net assets from operations                                  (123)                  (1,527)
                                                                               -----------------          ---------------

DISTRIBUTIONS
   From net investment income                                                             (2,379)                  (5,052)
                                                                               -----------------          ---------------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions                          15,322                   (2,463)
                                                                               -----------------          ---------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                               12,820                   (9,042)

NET ASSETS
   Beginning of period                                                                    44,647                   53,689
                                                                               -----------------          ---------------
   End of period (including undistributed net investment income of
     $224 and $513, respectively)                                              $          57,467          $        44,647
                                                                               =================          ===============

  See accompanying notes which are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                      FISCAL YEARS ENDED AUGUST 31,
                                                                              ---------------------------------------------
                                                                    2002*        2001        2000        1999       1998**
                                                                  ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD                              $    8.75   $   10.14   $   10.32   $    9.90   $   10.00
                                                                  ---------   ---------   ---------   ---------   ---------

INCOME FROM OPERATIONS
   Net investment income (loss)(a)                                      .37         .92         .96         .78         .18
   Net realized and unrealized gain (loss)                             (.43)      (1.30)       (.21)        .30        (.24)
                                                                  ---------   ---------   ---------   ---------   ---------

      Total income (loss) from operations                              (.06)       (.38)        .75        1.08        (.06)
                                                                  ---------   ---------   ---------   ---------   ---------

DISTRIBUTIONS
   From net investment income                                          (.43)      (1.01)       (.93)       (.66)       (.04)
                                                                  ---------   ---------   ---------   ---------   ---------

NET ASSET VALUE, END OF PERIOD                                    $    8.26   $    8.75   $   10.14   $   10.32   $    9.90
                                                                  =========   =========   =========   =========   =========

TOTAL RETURN (%)(b)                                                    (.64)      (3.80)       7.67       11.21        (.59)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)                          57,467      44,647      53,689      34,847      11,908

   Ratios to average net assets (%)(c):
      Operating expenses, net (d)                                       .75         .71         .68         .65         .65
      Operating expenses, gross (d)                                     .75         .73         .69         .87        1.66
      Net investment income                                            8.90        9.90        9.56        7.97        6.38

   Portfolio turnover rate (%)                                       128.15      217.68      164.01      234.31      173.64

*   For the six months ended February 28, 2002 (Unaudited).
**  For the period May 5, 1998 (commencement of operations) to August 31, 1998.
(a) For the periods subsequent to August 31, 1998, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) See Note 4 for current period amounts.

                                                   NOTES TO FINANCIAL STATEMENTS

                                                   FEBRUARY 28, 2002 (UNAUDITED)

1. ORGANIZATION
   The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 25 investment portfolios which are in operation as of February 28, 2002. These financial statements report on one portfolio, the SSgA High Yield Bond Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. SIGNIFICANT ACCOUNTING POLICIES
   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION: United States fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter, fixed-income securities and options are valued on the basis of the closing bid price. Investments in other mutual funds are valued at the net asset value per share.

   Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Fixed-income securities may be valued using prices provided by a pricing service when such prices are believed to reflect the market value of such securities.

   Money market instruments maturing within 60 days of the valuation date are valued at amortized cost.

   The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

   INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

   AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

   FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

   It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At August 31, 2001, the Fund had net tax basis capital loss carryovers of $108,278 and $1,007,534, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates of August 31, 2008, and August 31, 2009, respectively, whichever occurs first. As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $3,941,443 incurred from November 1, 2000 to August 31, 2001, and treat it as arising in fiscal year 2002.

   The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 2002 are as follows:

                                                              NET
                                                           UNREALIZED
         FEDERAL TAX     UNREALIZED      UNREALIZED       APPRECIATION
            COST        APPRECIATION   (DEPRECIATION)    (DEPRECIATION)
       --------------   ------------   --------------    --------------
       $   61,439,612   $  1,100,979   $   (4,316,859)   $   (3,215,880)

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment transactions for a reporting year may differ significantly from distributions during such year. The differences between tax regulations and GAAP relate primarily to investment in certain fixed income securities purchased at a discount, mortgage-backed securities and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

   EXPENSES: Most expenses can be directly attributed to the Fund. Expenses of the Investment Company which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

3. SECURITIES TRANSACTIONS
   INVESTMENT TRANSACTIONS: For the period ended February 28, 2002, purchases and sales of investment securities, excluding US Government and Agency obligations and short-term investments, aggregated to $71,154,359 and $54,786,096, respectively.

   SECURITIES LENDING: The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 28, 2002, there were no outstanding securities on loan and no income earned during the period.

4. RELATED PARTIES
   ADVISER: Effective May 1, 2001, the Investment Company entered into an investment advisory agreement with SSgA Funds Management, Inc. (the "Adviser"). The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. Prior to May 1, 2001, the investment advisory agreement was with State Street, through State Street Global Advisors, the investment management group of State Street. The Adviser, State Street and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .30% of its average daily net assets. The Adviser has agreed to reimburse the Fund for all expenses in excess of .75% of its average daily net assets on an annual basis. The Investment Company also has contracts with affiliates to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

   In addition, the Fund has entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $1,062 under these arrangements.

   ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all U.S. Fixed Income portfolios: $0 up to $1 billion - .0315%; over $1 billion - .029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. For administrative services provided in connection with the monthly portfolio fact sheets, the Investment Company pays $1,000 per year per fund for monthly fact sheets. In addition, the Fund reimburses the Administrator for out of pocket expenses and start-up costs for new Funds.

   DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor"), which is a wholly-owned subsidiary of the Administrator, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

   The Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Capital Markets LLC ("Capital Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, the Fund pays .025% to State Street, and a maximum of .175% to each of the other named affiliated Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the period ended February 28, 2002, the Fund was charged shareholder servicing expenses of $5,254, $1,533 and $2 by State Street, Capital Markets and CitiStreet. The Funds did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during this period.

   The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2002.

   BOARD OF TRUSTEES: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds based upon their relative net assets.

   ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 2002 WERE AS FOLLOWS:

      Advisory fees                              $     7,962
      Administration fees                              2,703
      Custodian fees                                   2,305
      Distribution fees                                  510
      Shareholder servicing fees                       1,917
      Transfer agent fees                              1,332
      Trustees' fees                                     593
                                                 -----------
                                                 $    17,322
                                                 ===========

5. FUND SHARE TRANSACTIONS (amounts in thousands)

                                                                    FOR THE PERIODS ENDED
                                                        ---------------------------------------------
                                                           FEBRUARY 28, 2002       AUGUST 31, 2001
                                                        ---------------------   ---------------------
                                                          SHARES     DOLLARS     SHARES      DOLLARS
                                                        ---------   ---------   ---------   ---------
   Proceeds from shares sold                                4,479   $  37,134       3,036   $  27,581
   Proceeds from reinvestment of distributions                 91         767         167       1,536
   Payments for shares redeemed                            (2,712)    (22,579)     (3,396)    (31,580)
                                                        ---------   ---------   ---------   ---------

   Total net increase (decrease)                            1,858   $  15,322        (193)  $  (2,463)
                                                        =========   =========   =========   =========

6. INTERFUND LENDING PROGRAM
   The Fund and all other funds of the Investment Company received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Fund did not utilize the interfund lending program during this period.

7. DIVIDENDS
   On March 1, 2002, the Board of Trustees declared a dividend of $.0953 from net investment income, payable on March 7, 2002 to shareholders of record on March 4, 2002.

8. SUBSEQUENT EVENT
   Effective March 1, 2002, State Street Global Markets, LLC will serve as distributor for all Investment Company portfolio shares. Terms will remain substantially similar to the existing relationship with Russell Fund Distributors.

SSgA HIGH YIELD BOND FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

TRUSTEES
  Lynn L. Anderson, Chairman
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

OFFICERS
  Lynn L. Anderson, President and CEO
  Mark E. Swanson, Treasurer and Principal Accounting Officer
  J. David Griswold, Vice President and Secretary
  Deedra S. Walkey, Assistant Secretary
  Ross E. Erickson, Assistant Treasurer
  Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
  SSgA Funds Management, Inc.
  One International Place, 27th Floor
  Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts 02171
  (800) 647-7327

DISTRIBUTOR
  State Street Global Markets, LLC
  One International Place, 27th Floor
  Boston, Massachusetts 02110
  (800) 997-7327

ADMINISTRATOR
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington 98402

LEGAL COUNSEL
  Goodwin Procter LLP
  Exchange Place
  Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP
  160 Federal Street
  Boston, Massachusetts 02110

[GRAPHIC]

[SSgA(R) FUNDS LOGO]

SEMIANNUAL REPORT

SPECIAL EQUITY FUND

FEBRUARY 28, 2002

                                  SSgA(R) FUNDS

                               SPECIAL EQUITY FUND

                          Semiannual Report (Unaudited)
                                February 28, 2002

                                Table of Contents

                                                                     PAGE
    Financial Statements                                                3

    Financial Highlights                                                8

    Notes to Financial Statements                                       9

    Fund Management and Service Providers                              14

"SSgA(R)" IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INTERNATIONAL MARKETS ENTAIL DIFFERENT RISKS THAN THOSE TYPICALLY ASSOCIATED WITH DOMESTIC MARKETS, INCLUDING CURRENCY FLUCTUATIONS, POLITICAL AND ECONOMIC INSTABILITY, ACCOUNTING CHANGES AND FOREIGN TAXATION. SECURITIES MAY BE LESS LIQUID AND MORE VOLATILE. PLEASE SEE THE PROSPECTUS FOR FURTHER DETAILS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
SPECIAL EQUITY FUND

STATEMENT OF NET ASSETS
                                                   FEBRUARY 28, 2002 (UNAUDITED)

                                                         MARKET
                                             NUMBER       VALUE
                                               OF         (000)
                                             SHARES         $
                                             -------    --------
COMMON STOCKS - 92.0%
CONSUMER DISCRETIONARY - 21.1%
BJ's Wholesale Club, Inc. (a)                 22,700         934
Brinker International, Inc. (a)               30,749       1,056
Chicos FAS, Inc. (a)                          24,000         812
Constellation Brands, Inc. Class A (a)        24,000       1,305
Edison Schools, Inc. (a)                      62,100         757
Linens 'N Things, Inc. (a)                    48,000       1,373
On Assignment, Inc. (a)                       39,900         751
Oshkosh Truck Corp. Class B                   13,100         689
P.F. Chang's China Bistro, Inc. (a)           18,500       1,090
Radio One, Inc. (a)                           52,400         970
Ruby Tuesday, Inc.                            42,400         857
                                                        --------
                                                          10,594
                                                        --------

CONSUMER STAPLES - 2.5%
Dreyers Grand Ice Cream, Inc.                 29,100       1,272
                                                        --------

ENERGY - 10.1%
EOG Resources, Inc.                           17,300         609
Newfield Exploration Co. (a)                  20,400         740
Noble Drilling Corp. (a)                      33,700       1,187
Patterson-UTI Energy, Inc. (a)                25,500         624
Questar Corp.                                 32,200         719
Smith International, Inc. (a)                 18,500       1,196
                                                        --------
                                                           5,075
                                                        --------

FINANCIALS - 18.9%
Affiliated Managers Group, Inc. (a)           20,800       1,386
Alexandria Real Estate Equities, Inc. (b)     26,600       1,100
Boston Properties, Inc. (b)                   38,100       1,435
Gallagher (Arthur J.) & Co.                   28,600         997
Legg Mason, Inc.                              32,600       1,709
TCF Financial Corp.                           29,400       1,511
Willis Group Holdings, Ltd. New (a)           50,700       1,368
                                                        --------
                                                           9,506
                                                        --------

HEALTH CARE - 13.5%
Community Health Care (a)                     44,800         999
CV Therapeutics, Inc. (a)                     13,200         510
Enzon, Inc. (a)                               19,300         847
Gilead Sciences, Inc. (a)                     14,800       1,043
IDEC Pharmaceuticals Corp. (a)                16,300       1,024
MedImmune, Inc. (a)                           23,422         966
Quintiles Transnational Corp. (a)             84,900       1,410
                                                        --------
                                                           6,799
                                                        --------

INDUSTRIALS - 7.9%
AptarGroup, Inc.                              24,300         841
Brooks Automation, Inc. (a)                   19,500         854
Parker-Hannifin Corp.                         25,600       1,275
Teekay Shipping Corp.                         27,500       1,018
                                                        --------
                                                           3,988
                                                        --------

INFORMATION TECHNOLOGY - 14.2%
Brocade Communications
  Systems, Inc. (a)                           36,300         798
Emulex Corp. (a)                              26,100         847
Extreme Networks, Inc. (a)                    86,700         545
Gentex Corp. (a)                              55,500       1,685
Integrated Defense Technologies,
  Inc. New (a)                                 9,300         237
Jabil Circuit, Inc. (a)                       47,400         884
Rational Software Corp. (a)                   54,600       1,013
VeriSign, Inc. (a)                            14,900         354
Veritas Software Corp. (a)                    21,500         763
                                                        --------
                                                           7,126
                                                        --------

MATERIALS - 2.2%
OM Group                                      16,800       1,122
                                                        --------

TELECOMMUNICATION SERVICES - 1.6%
Alamosa Holdings, Inc. (a)                   147,500         540
Allegiance Telecom, Inc. (a)                 101,500         266
                                                        --------
                                                             806
                                                        --------

TOTAL COMMON STOCKS
(cost $46,796)                                            46,288
                                                        --------

                                        3

                                                         MARKET
                                             NUMBER       VALUE
                                               OF         (000)
                                             SHARES         $
                                            --------    --------
SHORT-TERM INVESTMENTS - 11.8%
AIM Short-Term Investment Prime
  Portfolio Class A                            2,459       2,459
Federated Investors Prime Cash
  Obligation Fund                              3,453       3,453
                                                        --------

TOTAL SHORT-TERM INVESTMENTS
(cost $5,912)                                              5,912
                                                        --------

TOTAL INVESTMENTS - 103.8%
(identified cost $52,708)                                 52,200
                                                        --------

OTHER ASSETS AND LIABILITIES,
NET - (3.8%)                                              (1,907)
                                                        --------

NET ASSETS - 100.0%                                       50,293
                                                        ========

(a) Nonincome-producing security.
(b) Real Estate Investment Trust (REIT).

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNT)     FEBRUARY 28, 2002 (UNAUDITED)

ASSETS
Investments at market (including securities on loan of $7,624), (identified cost
  $52,708)                                                                                           $       52,200
Receivables:
   Dividends                                                                                                     15
   Investments sold                                                                                             518
   Fund shares sold                                                                                              12
Prepaid expenses                                                                                                 15
Short-term investments held as collateral for securities loaned, at market                                    7,998
                                                                                                     --------------

     Total assets                                                                                            60,758

LIABILITIES
Payables:
   Investments purchased                                                              $     204
   Fund shares redeemed                                                                   2,179
   Accrued fees to affiliates                                                                51
   Other accrued expenses                                                                    33
Payable upon return of securities loaned, at market                                       7,998
                                                                                      ---------

     Total liabilities                                                                                       10,465
                                                                                                     --------------

NET ASSETS                                                                                           $       50,293
                                                                                                     ==============
NET ASSETS CONSIST OF:
Net operating loss                                                                                   $          (74)
Accumulated net realized gain (loss)                                                                        (20,605)
Unrealized appreciation (depreciation) on investments                                                          (508)
Shares of beneficial interest                                                                                     5
Additional paid-in capital                                                                                   71,475
                                                                                                     --------------

NET ASSETS                                                                                           $       50,293
                                                                                                     ==============

NET ASSET VALUE, offering and redemption price per share:
   ($50,292,854 divided by 5,317,710 shares of $.001 par value
     shares of beneficial interest outstanding)                                                      $         9.46
                                                                                                     ==============

  See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS
Amounts in thousands      FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (UNAUDITED)

INVESTMENT INCOME
   Dividends                                                                   $     187
   Securities Lending Income                                                          52
                                                                               ---------

     Total investment income                                                         239

EXPENSES
   Advisory fees                                            $     196
   Administrative fees                                             24
   Custodian fees                                                  12
   Distribution fees                                               22
   Transfer agent fees                                             19
   Professional fees                                               10
   Registration fees                                               15
   Shareholder servicing fees                                      14
   Trustees' fees                                                   6
   Miscellaneous                                                    5
                                                            ---------

   Expenses before reductions                                     323
   Expense reductions                                             (36)
                                                            ---------

     Expenses, net                                                                   287
                                                                               ---------

Net investment income (loss)                                                         (48)
                                                                               ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments                                          (11,034)
Net change in unrealized appreciation (depreciation) on
   investments                                                                     9,053
                                                                               ---------

Net realized and unrealized gain (loss)                                           (1,981)
                                                                               ---------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                          $  (2,029)
                                                                               =========

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                   FOR THE SIX
                                                                   MONTHS ENDED       FOR THE FISCAL
                                                                FEBRUARY 28, 2002       YEAR ENDED
                                                                   (UNAUDITED)        AUGUST 31, 2001
                                                                -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income (loss)                                 $             (48)   $             (31)
   Net realized gain (loss)                                               (11,034)              (4,904)
   Net change in unrealized appreciation (depreciation)                     9,053              (29,921)
                                                                -----------------    -----------------

     Net increase (decrease) in net assets from operations                 (2,029)             (34,856)
                                                                -----------------    -----------------

DISTRIBUTIONS
   From net investment income                                                 (26)                  --
                                                                -----------------    -----------------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share
     transactions.                                                         (5,082)               6,797
                                                                -----------------    -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                (7,137)             (28,059)

NET ASSETS
   Beginning of period                                                     57,430               85,489
                                                                -----------------    -----------------
   End of period (including net operating loss of $74
     at February 28, 2002)                                      $          50,293    $          57,430
                                                                =================    =================

  See accompanying notes which are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                 FISCAL YEARS ENDED AUGUST 31,
                                                        ------------------------------------------------
                                              2002*       2001         2000        1999         1998**
                                             --------   ---------   ---------   ----------   -----------
NET ASSET VALUE, BEGINNING OF PERIOD         $   9.81   $   16.47   $    9.17   $     7.17   $     10.00
                                             --------   ---------   ---------   ----------   -----------
INCOME FROM OPERATIONS
   Net investment income (loss)(a)               (.01)       (.01)       (.05)          --           .01
   Net realized and unrealized gain (loss)       (.34)      (6.65)       7.35         2.01         (2.84)
                                             --------   ---------   ---------   ----------   -----------

     Total income (loss) from operations         (.35)      (6.66)       7.30         2.01         (2.83)
                                             --------   ---------   ---------   ----------   -----------

DISTRIBUTIONS
   From net investment income                      --          --          --         (.01)           --
                                             --------   ---------   ---------   ----------   -----------
NET ASSET VALUE, END OF PERIOD               $   9.46   $    9.81   $   16.47   $     9.17   $      7.17
                                             ========   =========   =========   ==========   ===========

TOTAL RETURN (%)(b)                             (3.52)     (40.44)      79.65        28.06        (28.30)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in
     thousands)                                50,293      57,430      85,489       10,621        13,146

   Ratios to average net assets (%)(c):
     Operating expenses, net (d)                 1.10        1.10        1.10         1.10          1.10
     Operating expenses, gross (d)               1.24        1.13        1.14         1.57          1.55
     Net investment income (loss)                (.19)       (.05)       (.37)         .01           .24

   Portfolio turnover rate (%)(e)               38.78      104.62       46.45       211.30         88.36

*    For the six months ended February 28, 2002 (Unaudited).
**   For the period May 1, 1998 (commencement of operations) to August 31, 1998.
(a) For the periods subsequent to August 31, 1998, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.
(d)  See Note 4 for current period amounts.
(e)  The ratio for the period ended August 31, 1998 is annualized.

                                                   NOTES TO FINANCIAL STATEMENTS

                                                   FEBRUARY 28, 2002 (UNAUDITED)

1. ORGANIZATION
   The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 25 investment portfolios which are in operation as of February 28, 2002. These financial statements report on one portfolio, the SSgA Special Equity Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. SIGNIFICANT ACCOUNTING POLICIES
   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION: United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the basis of the last reported sales price. Investments in other mutual funds are valued at the net asset value per share.

   International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the last reported sales price. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

   Short-term instruments maturing within 60 days of the valuation date are valued at amortized cost.

   The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

   INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

   AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

   FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

   It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At August 31, 2001, the Fund had a net tax basis capital loss carryover of $175,703, which may be applied against any realized net taxable gains in each succeeding year or until its expiration date of August 31, 2008.

   The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 2002 are as follows:

                                                                           NET
                                                                        UNREALIZED
           FEDERAL TAX         UNREALIZED          UNREALIZED          APPRECIATION
              COST            APPRECIATION       (DEPRECIATION)       (DEPRECIATION)
           ------------       ------------       --------------       ---------------
           $ 54,217,709       $  6,297,643       $   (8,314,918)      $    (2,017,275)

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid annually. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment transactions for a reporting year may differ significantly from distributions during such year. The differences between tax regulations and GAAP relate primarily to certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

   EXPENSES: Most expenses can be directly attributed to the Fund. Expenses of the Investment Company which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

3. SECURITIES TRANSACTIONS
   INVESTMENT TRANSACTIONS: For the period ended February 28, 2002, purchases and sales of investment securities, excluding short-term investments, aggregated to $18,992,164 and $20,903,210, respectively.

   SECURITIES LENDING: The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 28, 2002, the value of outstanding securities on loan and the value of collateral amounted to $7,624,468 and $7,998,388 respectively.

4. RELATED PARTIES
   ADVISER: Effective May 1, 2001, the Investment Company entered into an investment advisory agreement with SSgA Funds Management, Inc. (the "Adviser"). The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. Prior to May 1, 2001, the investment advisory agreement was with State Street, through State Street Global Advisors, the investment management group of State Street. The Adviser, State Street and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser calculated daily and paid monthly, at an annual rate of .75% of its average daily net assets. The Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of 1.10% of average daily net assets on an annual basis. The total amount of the reimbursement for the period ended February 28, 2002, was $36,324. As of February 28, 2002, the receivable due from the Adviser for reimbursed expenses in excess of the expense cap has been netted against the Advisory fee payable. The Investment Company also has contracts with affiliates to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

   In addition, the Fund has entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $35 under these arrangements.

   ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all U.S. Equity portfolios: $0 to $2 billion - .0315%; over $2 billion - .029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. For administrative services provided in connection with the monthly portfolio fact sheets, the Investment Company pays $1,000 per year per fund for monthly fact sheets. In addition, the Fund reimburses the Administrator for out of pocket expenses and start-up costs for new Funds.

   DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor"), which is a wholly-owned subsidiary of the Administrator, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

   The Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Capital Markets LLC ("Capital Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, the Fund pays .025% to State Street, and a maximum of .175% to each of the other named affiliated Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the period ended February 28, 2002, the Fund was charged shareholder servicing expenses of $6,531, $973 and $403 by State Street, Capital Markets and CitiStreet. The Funds did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during this period.

   The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2002.

   AFFILIATED BROKERAGE: The Fund placed a portion of its portfolio transactions with Capital Markets, an affiliated broker dealer of State Street. The commissions paid to Capital Markets were $3,680 for the period ended
   February 28, 2002.

   BOARD OF TRUSTEES: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds based upon their relative net assets.

   ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 2002 WERE AS FOLLOWS:

     Advisory fees                              $      23,360
     Administration fees                                4,178
     Custodian fees                                     2,422
     Distribution fees                                  7,607
     Shareholder servicing fees                         7,609
     Transfer agent fees                                5,295
     Trustees' fees                                       391
                                                -------------
                                                $      50,862
                                                =============

5. FUND SHARE TRANSACTIONS (amounts in thousands)

                                                               FOR THE PERIODS ENDED
                                                ---------------------------------------------------
                                                     FEBRUARY 28, 2002           AUGUST 31, 2001
                                                -------------------------     ---------------------
                                                  SHARES         DOLLARS      SHARES       DOLLARS
                                                ----------     ----------     ------      ---------
   Proceeds from shares sold                         4,820     $   44,675      5,815      $  69,457
   Proceeds from reinvestment of
     distributions                                       1              7         --             --
   Payments for shares redeemed                     (5,358)       (49,764)    (5,152)       (62,660)
                                                ----------     ----------     ------      ---------

   Total net increase (decrease)                $     (537)    $   (5,082)       663      $   6,797
                                                ==========     ==========     ======      =========

6. INTERFUND LENDING PROGRAM
   The Fund and all other funds of the Investment Company received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Fund did not utilize the interfund lending program during this period.

7. SUBSEQUENT EVENT
   Effective March 1, 2002, State Street Global Markets, LLC will serve as distributor for all Investment Company portfolio shares. Terms will remain substantially similar to the existing relationship with Russell Fund Distributors.

SSgA SPECIAL EQUITY FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

TRUSTEES
  Lynn L. Anderson, Chairman
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

OFFICERS
  Lynn L. Anderson, President and CEO
  Mark E. Swanson, Treasurer and Principal
    Accounting Officer
  J. David Griswold, Vice President and Secretary
  Deedra S. Walkey, Assistant Secretary
  Ross E. Erickson, Assistant Treasurer
  Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
  SSgA Funds Management, Inc.
  One International Place, 27th Floor
  Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND
OFFICE OF SHAREHOLDER INQUIRIES
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts 02171
  (800) 647-7327

DISTRIBUTOR
  State Street Global Markets, LLC
  One International Place, 27th Floor
  Boston, Massachusetts 02110
  (800) 997-7327

ADMINISTRATOR
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington 98402

LEGAL COUNSEL
  Goodwin Procter LLP
  Exchange Place
  Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP
  160 Federal Street
  Boston, Massachusetts 02110

[GRAPHIC]

[SSgA(R) FUNDS LOGO]

SEMIANNUAL REPORT

AGGRESSIVE EQUITY FUND

FEBRUARY 28, 2002

                                  SSgA(R) FUNDS

                             AGGRESSIVE EQUITY FUND

                          Semiannual Report (Unaudited)
                                February 28, 2002

                                Table of Contents

                                                                         PAGE
    Financial  Statements                                                   3
    Financial  Highlights                                                   8
    Notes to Financial Statements                                           9
    Fund Management and Service Providers                                  15

"SSgA(R)" IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INTERNATIONAL MARKETS ENTAIL DIFFERENT RISKS THAN THOSE TYPICALLY ASSOCIATED WITH DOMESTIC MARKETS, INCLUDING CURRENCY FLUCTUATIONS, POLITICAL AND ECONOMIC INSTABILITY, ACCOUNTING CHANGES AND FOREIGN TAXATION. SECURITIES MAY BE LESS LIQUID AND MORE VOLATILE. PLEASE SEE THE PROSPECTUS FOR FURTHER DETAILS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
AGGRESSIVE EQUITY FUND

STATEMENT OF NET ASSETS

                                                   FEBRUARY 28, 2002 (UNAUDITED)

                                                                          MARKET
                                                      NUMBER               VALUE
                                                        OF                 (000)
                                                      SHARES                 $
                                                      ------              ------
COMMON STOCKS - 99.3%
CONSUMER DISCRETIONARY - 20.9%
Argosy Gaming Co. (a)                                  32,500              1,120
Cendant Corp. (a)                                      41,700                726
Direct Focus, Inc. (a)                                 48,700              1,461
Group 1 Automotive, Inc. (a)                           34,000              1,276
Lennar Corp.                                           23,800              1,314
Office Depot, Inc. (a)                                 66,500              1,264
Pier 1 Imports, Inc.                                   70,500              1,408
Sabre Holdings Corp. (a)                               27,400              1,206
Systems & Computer Technology Corp. (a)               110,600              1,417
                                                                          ------
                                                                          11,192
                                                                          ------

CONSUMER STAPLES - 9.6%
Dial Corp.                                             64,800              1,089
Nash Finch Co.                                         42,000              1,202
Pepsi Bottling Group, Inc. (The)                       36,400                905
Procter & Gamble Co.                                   17,000              1,441
Smithfield Foods, Inc. (a)                             20,400                504
                                                                          ------
                                                                           5,141
                                                                          ------

ENERGY - 6.1%
Frontier Oil Corp.                                     63,000              1,153
Valero Energy Corp.                                    28,300              1,212
Veritas DGC, Inc. (a)                                  65,500                905
                                                                          ------
                                                                           3,270
                                                                          ------

FINANCIALS - 17.5%
Citigroup, Inc.                                        32,000              1,448
Commercial Federal Corp.                               29,000                725
Countrywide Credit Industries, Inc.                    22,500                924
Doral Financial Corp.                                  35,100              1,205
Fannie Mae                                             18,800              1,471
Fiserv, Inc. (a)                                       35,700              1,526
Greenpoint Financial Corp.                             37,000              1,628
Washington Mutual, Inc.                                14,400                468
                                                                          ------
                                                                           9,395
                                                                          ------

HEALTH CARE - 18.7%
Coventry Health Care, Inc. (a)                          5,900                136
DaVita, Inc.  (a)                                      46,500              1,039
Johnson & Johnson                                      32,600              1,985
Medicis Pharmaceutical Corp. Class A. (a)               5,300                297
Mid Atlantic Medical Services, Inc. (a)                33,000                878
PacifiCare Health Systems, Inc. (a)                     6,200                 91
Pfizer, Inc.                                           54,000              2,212
Pharmaceutical Product Development, Inc. (a)           37,300              1,162
PSS World Medical, Inc.  (a)                           117,000             1,047
Wellpoint Health Networks, Inc. (a)                     9,700              1,180
                                                                          ------
                                                                          10,027
                                                                          ------

INDUSTRIALS - 15.3%
Allied Waste Industries, Inc. (a)                      79,000              1,031
Apogee Enterprises, Inc.                               70,000                788
B.F. Goodrich Co.                                      43,300              1,293
Fisher Scientific International, Inc.(a)               37,000              1,073
FLIR Systems, Inc. (a)                                 26,600              1,450
General Electric Co.                                   33,000              1,271
Lockheed Martin Corp.                                  23,000              1,297
                                                                          ------
                                                                           8,203
                                                                          ------
INFORMATION TECHNOLOGY - 8.5%
Cisco Systems, Inc. (a)                                84,000              1,199
ESS Technology, Inc. (a)                                3,900                 81
Microsoft Corp. (a)                                    39,300              2,293
Semtech Corp. (a)                                      23,600                712
Websense, Inc. (a)                                     11,700                262
                                                                          ------
                                                                           4,547
                                                                          ------

MATERIALS - 2.1%
Pactiv Corp. (a)                                       60,500              1,151
                                                                          ------

                                        3

                                                                          MARKET
                                                      NUMBER               VALUE
                                                        OF                 (000)
                                                      SHARES                 $
                                                      ------              ------
TELECOMMUNICATION SERVICES - 0.6%
AT&T Wireless Services, Inc. (a)                      21,800                 220
Metro One Telecommunications, Inc. (a)                 5,200                 116
                                                                          ------
                                                                             336
                                                                          ------

TOTAL COMMON STOCKS
(cost $51,171)                                                            53,262
                                                                          ------

SHORT-TERM INVESTMENTS - 1.4%
AIM Short-Term Investment Prime Portfolio Class A         25                  25
Federated Investors Prime Cash Obligation Fund           737                 737
                                                                          ------

TOTAL SHORT-TERM INVESTMENTS
(cost $762)                                                                  762
                                                                          ------

TOTAL INVESTMENTS - 100.7%
(identified cost $51,933)                                                 54,024

OTHER ASSETS AND LIABILITIES, NET - (0.7%)                                  (372)
                                                                          ------
NET ASSETS - 100.0%                                                       53,652
                                                                          ======

(a) Nonincome-producing security.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNT)     FEBRUARY 28, 2002 (UNAUDITED)

ASSETS
Investments at market (including securities on loan of $5,084), (identified cost $51,933)                       $  54,024
Receivables:
   Dividends                                                                                                           71
   Fund shares sold                                                                                                    33
   Daily variation margin on futures contracts                                                                         12
Prepaid expenses                                                                                                       10
Short-term investments held as collateral for securities loaned, at market                                          5,294
                                                                                                                ---------

      Total assets                                                                                                 59,444

LIABILITIES
Payables:
   Fund shares redeemed                                                                         $       439
   Accrued fees to affiliates                                                                            45
   Other accrued expenses                                                                                14
Payable upon return of securities loaned, at market                                                   5,294
                                                                                                -----------

      Total liabilities                                                                                             5,792
                                                                                                                ---------

NET ASSETS                                                                                                      $  53,652
                                                                                                                =========

NET ASSETS CONSIST OF:
Net operating loss                                                                                              $     (64)
Accumulated net realized gain (loss)                                                                               (7,206)
Unrealized appreciation (depreciation) on investments                                                               2,091
Shares of beneficial interest                                                                                          12
Additional paid-in capital                                                                                         58,819
                                                                                                                ---------

NET ASSETS                                                                                                      $  53,652
                                                                                                                =========
NET ASSET VALUE, offering and redemption price per share:
  ($53,652,209 divided by 12,267,821 shares of $.001 par value
     shares of beneficial interest outstanding)                                                                 $    4 37
                                                                                                                =========

  See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS
Amounts in thousands      FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (UNAUDITED)

INVESTMENT INCOME
  Dividends                                                                                                     $     200
  Securities Lending Income                                                                                            23
  Interest                                                                                                              1
                                                                                                                ---------

     Total investment income                                                                                          224

EXPENSES
  Advisory fees                                                                                 $       196
  Administrative fees                                                                                    24
  Custodian fees                                                                                         16
  Distribution fees                                                                                      11
  Transfer agent fees                                                                                    14
  Professional fees                                                                                      10
  Registration fees                                                                                      15
  Shareholder servicing fees                                                                              8
  Trustees' fees                                                                                          6
  Miscellaneous                                                                                           5
                                                                                                -----------

  Expenses before reductions                                                                            305
  Expense reductions                                                                                    (17)
                                                                                                -----------

    Expenses, net                                                                                                     288
                                                                                                                ---------

Net investment income (loss)                                                                                          (64)
                                                                                                                ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments                                                                                        (3,282)
  Futures contracts                                                                                    (338)       (3,620)
                                                                                                -----------
Net change in unrealized appreciation (depreciation) on:
  Investments                                                                                         3,905
  Futures contracts                                                                                      86         3,991
                                                                                                -----------     ---------

Net realized and unrealized gain (loss)                                                                               371
                                                                                                                ---------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                           $     307
                                                                                                                =========

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                                        FOR THE SIX
                                                                                       MONTHS ENDED
                                                                                       FEBRUARY 28,             FOR THE FISCAL
                                                                                           2002                   YEAR ENDED
                                                                                        (UNAUDITED)             AUGUST 31, 2001
                                                                                        -----------             ---------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income (loss)                                                          $       (64)            $           (64)
  Net realized gain (loss)                                                                   (3,620)                     (3,519)
  Net change in unrealized appreciation (depreciation)                                        3,991                      (3,073)
                                                                                        -----------             ---------------

    Net increase (decrease) in net assets from operations                                       307                      (6,656)
                                                                                        -----------             ---------------

DISTRIBUTIONS
  From net realized gain                                                                         --                      (6,204)
                                                                                        -----------             ---------------

SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions                                 263                      57,590
                                                                                        -----------             ---------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                                     570                      44,730

NET ASSETS
  Beginning of period                                                                        53,082                       8,352
                                                                                        -----------             ---------------

  End of period (including a net operating loss of $64 at February 28, 2002)            $    53,652             $        53,082
                                                                                        ===========             ===============

  See accompanying notes which are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements

                                                                                      FISCAL YEARS ENDED AUGUST 31,
                                                                           ----------------------------------------------------
                                                        2002*                 2001                 2000                 1999**
                                                      -------              ---------             ---------             --------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  4.38              $   19.97             $   12.73             $  10.00
                                                      -------              ---------             ---------             --------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)                        (.01)                    --                  (.13)                (.04)
  Net realized and unrealized gain (loss)                  --                  (3.77)                11.40                 2.77
                                                      -------              ---------             ---------             --------

    Total income (loss) from operations                  (.01)                 (3.77)                11.27                 2.73
                                                      -------              ---------             ---------             --------

DISTRIBUTIONS
  From net investment income                               --                     --                  (.02)                  --
  From net realized gain                                   --                 (11.82)                (4.01)                  --
                                                      -------              ---------             ---------             --------
    Total distributions                                    --                 (11.82)                (4.03)                  --
                                                      -------              ---------             ---------             --------

NET ASSET VALUE, END OF PERIOD                        $  4.37              $    4.38             $   19.97)            $  12.73
                                                      =======              =========             =========             ========

TOTAL RETURN (%)(b)                                      (.23)                (33.17)               112.42                27.30

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)             53,652                 53,082                 8,352                7,185

  Ratios to average net assets (%)(c):
    Operating expenses, net (d)                          1.10                   1.10                  1.10                 1.10
    Operating expenses, gross (d)                        1.16                   2.48                  1.87                 2.07
    Net investment income                                (.24)                  (.57)                 (.75)                (.50)

Portfolio turnover rate (%)                             93.93                 262.01                336.60               179.56

*   For the six months ended February 28, 2002 (Unaudited).
** For the period December 30, 1998 (commencement of operations) to August 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) See Note 4 for current period amounts.

                                                   NOTES TO FINANCIAL STATEMENTS

                                                   FEBRUARY 28, 2002 (UNAUDITED)

1. ORGANIZATION
   The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 25 investment portfolios which are in operation as of February 28, 2002. These financial statements report on one portfolio, the SSgA Aggressive Equity Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. SIGNIFICANT ACCOUNTING POLICIES
   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION: United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the basis of the last reported sales price. Futures contracts are valued on the basis of the last sale price. Investments in other mutual funds are valued at the net asset value per share.

   International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the last reported sales price. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

   Short-term instruments maturing within 60 days of the valuation date are valued at amortized cost.

   The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

   INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

   AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

   FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

   It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At August 31, 2001, the Fund had a net tax basis capital loss carryover of $227,273, which may be applied against any realized net taxable gains in each succeeding year or until its expiration date of August 31, 2009.

   The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 2002 are as follows:

                                                              NET
                                                          UNREALIZED
       FEDERAL TAX       UNREALIZED      UNREALIZED      APPRECIATION
          COST          APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
      -------------    --------------  --------------   --------------
      $  52,045,198    $  236,557,345  $ (234,578,640)  $    1,978,705

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date Dividends are generally declared and paid annually. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment transactions for a reporting year may differ significantly from distributions during such year. The differences between tax regulations and GAAP relate primarily to investments in certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

   EXPENSES: Most expenses can be directly attributed to the Fund. Expenses of the Investment Company which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

   DERIVATIVES: To the extent permitted by the investment objective, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transaction. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Fund's use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment objective.

   The Fund typically uses derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Fund through the use of options and futures to earn "market-like" returns with the Fund's excess and liquidity reserve cash balances. Hedging is used by the Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   FUTURES: The Fund utilizes exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

3. SECURITIES TRANSACTIONS
   INVESTMENT TRANSACTIONS: For the period ended February 28, 2002, purchases and sales of investment securities, excluding short-term investments, aggregated to $51,547,559 and $48,062,124, respectively.

   SECURITIES LENDING: The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 28, 2002, the value of outstanding securities on loan and the value of collateral amounted to $5,084,073 and $5,294,463, respectively.

4. RELATED PARTIES
   ADVISER: Effective May 1, 2001, the Investment Company entered into an investment advisory agreement with SSgA Funds Management, Inc. (the "Adviser"). The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. Prior to May 1, 2001, the investment advisory agreement was with State Street, through State Street Global Advisors, the investment management group of State Street. The Adviser, State Street and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at an annual rate of 75% of its average daily net assets. The Adviser has voluntarily agreed to reimburse the Fund for all expenses in excess of 1.10% of average daily net assets on an annual basis. The total amount of reimbursement for the period ended February 28, 2002, was $7,769. As of February 28, 2002, the receivable due from the Adviser for reimbursed expenses in excess of the expense cap has been netted against the Advisory fee payable. The Investment Company also has contracts with affiliates to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

   In addition, the Fund has entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $9,167 under these arrangements.

   ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all U.S. Equity portfolios: $0 to $2 billion - .0315%; over $2 billion - .029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. For administrative services provided in connection with the monthly portfolio fact sheets, the Investment Company pays $1,000 per year per fund for monthly fact sheets. In addition, the Fund reimburses the Administrator for out of pocket expenses and start-up costs for new Funds.

   DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor"), which is a wholly-owned subsidiary of the Administrator, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the

   Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

   The Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Capital Markets LLC ("Capital Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, the Fund pays .025% to State Street, and a maximum of .175% to each of the other named affiliated Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the period ended February 28, 2002, the Fund was charged shareholder servicing expenses of $276 and $189 by State Street and Capital Markets. The Funds did not incur any expenses from CitiStreet, Fiduciary Investors Services and High Net Worth Services during this period.

   The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2002.

   AFFILIATED BROKERAGE: The Fund placed a portion of its portfolio transactions with Capital Markets, an affiliated broker dealer of State Street. The commissions paid to Capital Markets were $2,495 for the period ended
   February 28, 2002.

   BOARD OF TRUSTEES: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds based upon their relative net assets.

   ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 2002 WERE AS FOLLOWS:

      Advisory fees                           $     19,681
      Administration fees                            7,324
      Custodian fees                                 4,142
      Distribution fees                              2,769
      Shareholder servicing fees                     8,715
      Transfer agent fees                            2,414
      Trustees' fees                                   125
                                              ------------
                                              $     45,170
                                              ============

   BENEFICIAL INTEREST: As of February 28, 2002, three shareholders (who are also other series of the Investment Company) were record owners of approximately 48%, 36% and 11%, respectively, of the total outstanding shares of the Fund.

5. FUND SHARE TRANSACTIONS (amounts in thousands)

                                                                          FOR THE PERIODS ENDED
                                                   -----------------------------------------------------------------
                                                        FEBRUARY 28, 2002                       AUGUST 31, 2001
                                                   ----------------------------           --------------------------
                                                   SHARES              DOLLARS            SHARES             DOLLARS
                                                   --------          ----------           -------          ---------
Proceeds from shares sold                            4,406           $   18,570            11,745          $  56,348
Proceeds from reinvestment of distributions             --                   --               859              6,138
Payments for shares redeemed                        (4,267)             (18,307)             (894)            (4,896)
                                                   --------          ----------           -------          ---------
Total net increase (decrease)                          139           $      263            11,710          $  57,590
                                                   ========          ==========           =======          =========

6. INTERFUND LENDING PROGRAM
   The Fund and all other funds of the Investment Company received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Fund did not utilize the interfund lending program during this period.

7. SUBSEQUENT EVENT
   Effective March 1, 2002, State Street Global Markets, LLC will serve as distributor for all Investment Company portfolio shares. Terms will remain substantially similar to the existing relationship with Russell Fund Distributors.

SSgA AGGRESSIVE EQUITY FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

TRUSTEES
  Lynn L. Anderson, Chairman
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

OFFICERS
  Lynn L. Anderson, President and CEO
  Mark E. Swanson, Treasurer and Principal Accounting Officer
  J. David Griswold, Vice President and Secretary
  Deedra S. Walkey, Assistant Secretary
  Ross E. Erickson, Assistant Treasurer
  Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
  SSgA Funds Management, Inc.
  One International Place, 27th Floor
  Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts 02171
  (800) 647-7327

DISTRIBUTOR
  State Street Global Markets, LLC
  One International Place, 27th Floor
  Boston, Massachusetts 02110
  (800) 997-7327

ADMINISTRATOR
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington 98402

LEGAL COUNSEL
  Goodwin Procter LLP
  Exchange Place
  Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP
  160 Federal Street
  Boston, Massachusetts 02110

[GRAPHIC]

[SSgA(R) FUNDS LOGO]

SEMIANNUAL REPORT

IAM SHARES FUND

FEBRUARY 28, 2002

                                  SSgA(R) FUNDS

                                 IAM SHARES FUND

                          Semiannual Report (Unaudited)
                                February 28, 2002

                                Table of Contents

                                                                        PAGE
    Financial Statements                                                   3

    Financial Highlights                                                  11

    Notes to Financial Statements                                         12

    Fund Management and Service Providers                                 18

"SSgA(R)" IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INTERNATIONAL MARKETS ENTAIL DIFFERENT RISKS THAN THOSE TYPICALLY ASSOCIATED WITH DOMESTIC MARKETS, INCLUDING CURRENCY FLUCTUATIONS, POLITICAL AND ECONOMIC INSTABILITY, ACCOUNTING CHANGES AND FOREIGN TAXATION. SECURITIES MAY BE LESS LIQUID AND MORE VOLATILE. PLEASE SEE THE PROSPECTUS FOR FURTHER DETAILS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
IAM SHARES FUND

STATEMENT OF NET ASSETS
                                                   FEBRUARY 28, 2002 (UNAUDITED)

                                                                                MARKET
                                                            NUMBER               VALUE
                                                              OF                 (000)
                                                            SHARES                 $
                                                           -------              ------
COMMON STOCKS - 99.2%
CONSUMER DISCRETIONARY - 14.9%
99 Cents Only Stores (a)                                    16,850                 575
AOL Time Warner, Inc. (a)                                   68,250               1,693
Best Buy Co. (a)                                             2,300                 155
Black & Decker Corp.                                        10,900                 529
Brunswick Corp.                                              4,700                 127
Cendant Corp. (a)                                           43,600                 759
Coach, Inc. New (a)                                          6,397                 319
Continental Airlines, Inc. Class B (a)                       1,800                  57
Costco Wholesale Corp. (a)                                   5,600                 231
DaimlerChrysler AG                                           3,000                 120
Disney (Walt) Co.                                           75,300               1,732
Ethan Allen Interiors, Inc.                                 13,800                 559
Federal Signal Corp.                                        13,600                 352
Ford Motor Co.                                              46,921                 698
Gap, Inc. (The)                                              8,500                 102
General Motors Corp.                                        18,580                 984
Goodyear Tire & Rubber Co.                                   6,100                 168
Harley-Davidson, Inc.                                       17,200                 882
Home Depot, Inc. (The)                                      32,600               1,630
JAKKS Pacific, Inc. (a)                                      2,100                  39
Johnson Controls, Inc.                                       4,700                 417
Katy Industries, Inc. (a)                                   27,800                 186
Knight-Ridder, Inc.                                          6,000                 404
Kohl's Corp. (a)                                             5,000                 338
Lear Corp. (a)                                               1,700                  76
Leggett & Platt, Inc.                                        7,700                 198
Liberty Media Corp. (a)                                     51,600                 660
Lowe's Companies., Inc.                                      8,100                 367
Manpower, Inc.                                               7,100                 238
Marriott International, Inc. Class A                         7,300                 288
Maytag Corp.                                                10,800                 431
Meredith Corp.                                               6,300                 249
New York Times Co. Class A                                  16,500                 724
Newell Rubbermaid, Inc.                                     14,600                 454
PACCAR, Inc.                                                 4,400                 316
Pennzoil-Quaker State Co.                                    6,900                  97
Rite Aid Corp. (a)                                          59,200                 198
Sears Roebuck & Co.                                         28,000               1,472
Southwest Airlines Co.                                      42,625                 900
Stanley Works, (The)                                         2,300                 116
Starwood Hotels & Resorts Worldwide, Inc. Class B           11,600                 418
Steris Corp. (a)                                            13,500                 277
SuperValu, Inc.                                              8,500                 221
Target Corp.                                                13,000                 545
Tiffany & Co.                                               22,400                 735
Tribune Co.                                                 21,107                 904
Viacom, Inc. Class B (a)                                    28,535               1,328
Vivendi Universal SA - ADR                                   5,200                 201
Walgreen Co.                                                 8,700                 350
Washington Post Co. (The) Class B                              521                 298
Whirlpool Corp.                                              4,900                 368
                                                                                ------
                                                                                25,485
                                                                                ------

CONSUMER STAPLES - 13.5%
Anheuser-Busch Cos., Inc.                                   51,100               2,598
Arden Group, Inc. Class A (a)                                1,500                  94
Campbell Soup Co.                                           20,700                 554
Coca-Cola Co. (The)                                         65,100               3,085
ConAgra, Inc.                                               32,500                 761
Dean Foods Co. (a)                                           3,100                 222
Dial Corp.                                                  14,000                 235
Fleming Cos., Inc.                                           7,300                 119
Gillette Co. (The)                                          20,000                 684
Great Atlantic & Pacific Tea Co., Inc. (a)                   5,500                 149
Interstate Bakeries Corp.                                    2,700                  68
Kellogg Co.                                                  8,700                 301
Kraft Foods, Inc.                                            5,970                 233
Kroger Co. (a)                                              36,600                 811
PepsiAmericas, Inc.                                          3,700                  51
PepsiCo, Inc.                                               60,240               3,042
Philip Morris Cos., Inc.                                    60,000               3,160
Procter & Gamble Co.                                        36,100               3,061
Safeway, Inc. (a)                                           18,600                 799
Sara Lee Corp.                                              36,430                 762
SYSCO Corp.                                                 41,600               1,230
Unilever NV                                                 19,500               1,136
                                                                                ------
                                                                                23,155
                                                                                ------

                                        3

                                                                        MARKET
                                                   NUMBER                VALUE
                                                     OF                  (000)
                                                   SHARES                  $
                                                   -------              ------
ENERGY - 7.8%
Baker Hughes, Inc.                                   6,200                 219
BP Amoco PLC - ADR                                  10,668                 529
ChevronTexaco Corp.                                 28,498               2,406
Exxon Mobil Corp.                                  136,968               5,657
Halliburton Co.                                      9,200                 151
Phillips Petroleum Co.                               1,200                  71
Royal Dutch Petroleum Co.                           41,900               2,152
Schlumberger, Ltd.                                  28,300               1,647
Transocean Sedco Forex, Inc.                        14,564                 408
Unocal Corp.                                         1,300                  47
                                                                        ------
                                                                        13,287
                                                                        ------

FINANCIALS - 12.4%
Aegon                                               47,992               1,037
AFLAC, Inc.                                          1,600                  41
Allstate Corp.                                       3,500                 123
American Express Co.                                13,300                 485
American Financial Group, Inc.                      18,800                 495
American International Group, Inc.                  34,874               2,580
Bank of America Corp.                               20,300               1,298
Bank of New York Co., Inc.                           5,600                 211
Bank One Corp.                                       9,000                 323
CIGNA Corp.                                            500                  45
Citigroup, Inc.                                    138,866               6,284
Fannie Mae                                          11,200                 876
Fifth Third Bancorp                                  3,300                 210
FleetBoston Financial Corp.                          8,955                 299
Freddie Mac                                          5,700                 363
Golden West Financial Corp.                          1,800                 115
Household International, Inc.                       31,700               1,633
J.P. Morgan Chase & Co.                             32,550                 952
Lehman Brothers Holdings, Inc.                         800                  45
MBNA Corp.                                           3,500                 121
Mellon Financial Corp.                                 800                  29
Merrill Lynch & Co., Inc.                            9,500                 456
Morgan Stanley Dean Witter & Co.                    14,700                 722
National City Corp.                                  1,600                  46
Northern Trust Corp.                                 1,000                  54
Progressive Corp.                                      600                  93
Schwab (Charles) Corp.                              16,400                 214
Stilwell Financial, Inc.                            41,600                 949
SunTrust Banks, Inc.                                 1,100                  69
U.S. Bancorp                                        25,512                 532
Wachovia Corp.                                       6,200                 205
Washington Mutual, Inc.                             11,550                 375
                                                                        ------
                                                                        21,280
                                                                        ------

HEALTH CARE - 11.6%
Abbott Laboratories                                 12,600                 713
American Home Products Corp.                        10,900                 693
Amgen, Inc. (a)                                     14,000                 812
Applera Corp. -
  Applied Biosystems Group                          20,100                 454
Applera Corp. -
  Celera Genomics Group (a)                          1,700                  34
Baxter International, Inc.                          34,700               1,925
Bristol-Myers Squibb Co.                            17,700                 832
Cardinal Health, Inc.                                  700                  46
Edwards Lifesciences Corp. (a)                      18,200                 519
Immunex Corp. (a)                                    6,300                 181
Invitrogen Corp. (a)                                 7,212                 329
Johnson & Johnson                                   34,800               2,119
Lilly (Eli) & Co.                                   10,700                 810
MedImmune, Inc. (a)                                  1,400                  58
Medtronic, Inc.                                      8,300                 370
Merck & Co., Inc.                                   59,600               3,655
New Brunswick Scientific Co., Inc. (a)              16,093                 117
Pfizer, Inc.                                        95,625               3,917
Pharmacia Corp.                                      5,400                 222
Schering-Plough Corp.                               57,200               1,973
Zimmer Holdings, Inc. (a)                            1,770                  64
                                                                        ------
                                                                        19,843
                                                                        ------
INDUSTRIALS - 15.5%
Actuant Corp. Class A (a)                            3,600                 142
Airborne, Inc.                                      11,600                 210
American Standard Cos., Inc. (a)                       800                  52
Arkansas Best Corp. (a)                              1,800                  48
Boeing Co. (The)                                    20,500                 942

                                        4

                                                                                MARKET
                                                            NUMBER               VALUE
                                                              OF                 (000)
                                                            SHARES                 $
                                                           -------              ------
Caterpillar, Inc.                                           15,600                 866
CSX Corp.                                                    5,000                 189
Danaher Corp.                                               10,600                 713
Deere & Co.                                                  5,500                 264
Dover Corp.                                                 17,200                 681
Eaton Corp.                                                  8,100                 654
Emerson Electric Co.                                        17,300                 996
Fisher Scientific International, Inc. (a)                    5,600                 162
Foster Wheeler, Ltd. (a)                                    14,700                  37
General Dynamics Corp.                                      10,600                 963
General Electric Co.                                       213,300               8,212
Honeywell International, Inc.                               24,662                 940
Illinois Tool Works, Inc.                                    9,804                 721
Ingersoll-Rand Co. Class A                                   1,600                  80
Kansas City Southern Industries, Inc. (a)                   26,050                 374
Koninklijke (Royal) Philips Electronics                     18,389                 477
Lockheed Martin Corp.                                        9,500                 536
Martin Marietta Materials, Inc.                              3,700                 154
Minnesota Mining & Manufacturing Co.                        15,900               1,875
Navistar International Corp.                                 7,500                 319
Norfolk Southern Corp.                                      12,800                 305
Northrop Grumman Corp.                                       9,250                 990
Rockwell Collins                                             4,200                  98
Ryder System, Inc.                                           7,500                 211
Siemens AG - ADR                                             2,700                 158
SPX Corp. (a)                                                3,000                 380
Tyco International, Ltd.                                    47,900               1,394
Union Pacific Corp.                                          7,200                 437
United Parcel Service, Inc. Class B                          5,114                 301
United Technologies Corp.                                   13,400                 977
Waste Management, Inc.                                      25,800                 678
                                                                                ------
                                                                                26,536
                                                                                ------

INFORMATION TECHNOLOGY - 14.3%
Adobe Systems, Inc.                                          1,800                  65
Agilent Technologies, Inc. (a)                               2,212                  69
Allen Telecom, Inc. (a)                                     10,300                  71
Amphenol Corp. Class A (a)                                   7,800                 329
Analog Devices, Inc. (a)                                     2,500                  93
Applied Materials, Inc. (a)                                  9,100                 396
Axcelis Technologies, Inc. (a)                              30,700                 375
Broadcom Corp. Class A (a)                                   3,000                  92
Cisco Systems, Inc. (a)                                    110,000               1,570
COMPAQ Computer Corp.                                       12,700                 129
Computer Associates International, Inc.                      4,800                  78
Computer Sciences Corp. (a)                                 13,800                 656
Corning, Inc.                                                7,000                  47
Dell Computer Corp. (a)                                     35,800                 884
eFunds Corp. (a)                                            16,400                 287
EMC Corp. (a)                                               30,500                 332
Energy Conversion Devices, Inc. (a)                          9,400                 178
General Motors Corp. Class H (a)                            35,580                 525
Hewlett-Packard Co.                                         18,000                 362
Intel Corp.                                                103,200               2,946
International Business Machines Corp.                       24,600               2,414
Intuit, Inc. (a)                                             1,500                  57
JDS Uniphase Corp. (a)                                      13,500                  65
L-3 Communications Holdings, Inc. (a)                        2,400                 264
Lucent Technologies, Inc.                                   29,095                 163
Maxim Integrated Products, Inc. (a)                          2,400                 110
Maxtor Corp. (a)                                            30,804                 220
Micron Technology, Inc. (a)                                  4,000                 129
Microsoft Corp. (a)                                         87,000               5,076
Motorola, Inc.                                              15,700                 204
Nortech Systems, Inc. (a)                                    9,200                  72
Nortel Networks Corp.                                       80,000                 406
NVIDIA Corp. (a)                                             2,500                 128
Oracle Corp. (a)                                            88,600               1,473
PeopleSoft, Inc. (a)                                         4,100                 119
PerkinElmer, Inc.                                           14,900                 343
QLogic Corp. (a)                                               800                  30
Quantum Corp. - DLT & Storage Systems (a)                   34,000                 303
Raytheon Co.                                                13,000                 503
Rockwell International Corp.                                 4,200                  83
Siebel Systems, Inc. (a)                                     7,000                 194
Sun Microsystems, Inc. (a)                                  45,000                 383
Teledyne Technologies, Inc. (a)                             11,400                 186

                                        5

                                                                      MARKET
                                                  NUMBER               VALUE
                                                    OF                 (000)
                                                  SHARES                 $
                                                 -------             -------
Texas Instruments, Inc.                           20,500                 602
Thomas & Betts Corp.                               3,300                  63
Titan Corp. (a)                                   17,700                 319
Touch America Holdings, Inc. (a)                  26,900                  87
Veritas Software Corp. (a)                         5,600                 198
Xerox Corp. (a)                                   49,200                 477
Xilinx, Inc. (a)                                   1,500                  53
Yahoo!, Inc. (a)                                  11,300                 162
                                                                     -------
                                                                      24,370
                                                                     -------

MATERIALS - 4.1%
Air Products & Chemicals, Inc.                     6,000                 291
Alcoa, Inc.                                       16,000                 601
Archer-Daniels-Midland Co.                        36,230                 502
Brush Engineered Materials, Inc.                   4,200                  46
Dow Chemical Co.                                  29,288                 916
Georgia-Pacific Group                             12,200                 313
International Paper Co.                           21,273                 931
Kimberly-Clark Corp.                              19,600               1,227
Masco Corp.                                       37,500               1,053
Rohm & Haas Co.                                    7,236                 278
Sherwin-Williams Co.                               5,700                 151
Temple-Inland, Inc.                                4,300                 238
Weyerhaeuser Co.                                   8,100                 501
                                                                     -------
                                                                       7,048
                                                                     -------

TELECOMMUNICATION SERVICES - 5.0%
AT&T Corp.                                        81,126               1,261
AT&T Wireless Services, Inc. (a)                  93,890                 947
BellSouth Corp.                                    6,700                 260
QUALCOMM, Inc. (a)                                 9,400                 313
Qwest Communications International, Inc.          15,400                 134
SBC Communications, Inc.                          38,053               1,440
Sprint Corp. (PCS Group) (a)                      13,500                 125
Verizon Communications, Inc.                      80,272               3,756
WorldCom, Inc. - WorldCom Group (a)               29,400                 221
                                                                     -------
                                                                       8,457
                                                                     -------

UTILITIES - 0.1%
AES Corp. (a)                                      5,900                  30
Calpine Corp. (a)                                  4,800                  35
Dynegy, Inc. Class A                               5,500                 141
                                                                     -------
                                                                         206
                                                                     -------

TOTAL COMMON STOCKS
(cost $184,921)                                                      169,667
                                                                     -------

                                                PRINCIPAL
                                                  AMOUNT
                                                  (000)
                                                    $
                                                ---------
SHORT-TERM INVESTMENTS - 0.9%
American AAdvantage
  Money Market Fund                                   87                  87
Federated Investors Prime Cash
  Obligation Fund                                  1,172               1,172
United States Treasury Bills (b)(c)(d)
  1.650% due 03/14/02                                210                 210
                                                                     -------

TOTAL SHORT-TERM INVESTMENTS
(cost $1,469)                                                          1,469
                                                                     -------

TOTAL INVESTMENTS - 100.1%
(identified cost $186,390)                                           171,136

OTHER ASSETS AND LIABILITIES,
NET - (0.1%)                                                            (202)
                                                                     -------

NET ASSETS - 100.0%                                                  170,934
                                                                     =======

(a) Nonincome-producing security.
(b) At amortized cost, which approximates market.
(c) Rate noted is yield-to-maturity from date of acquisition.
(d) Pledged to cover initial margin requirements for open futures contracts purchased by the Fund.

ABBREVIATIONS:
ADR - American Depositary Receipt

See accompanying notes which are an integral part of the financial statements.

                                                             UNREALIZED
                                           NOTIONAL         APPRECIATION
                                            AMOUNT         (DEPRECIATION)
                                             (000)             (000)
FUTURES CONTRACTS                              $                 $
                                           --------        -------------
S&P 500 Index expiration date 03/02           1,660                  (28)
                                                           -------------

Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased                                                (28)
                                                           =============

  See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNT)     FEBRUARY 28, 2002 (UNAUDITED)

ASSETS
Investments at market (including securities on loan of $4,590), (identified cost $186,390)                    $   171,136
Dividends receivable                                                                                                  350
Prepaid expenses                                                                                                        9
Short-term investments held as collateral for securities loaned, at market                                          4,829
                                                                                                              -----------
      Total assets                                                                                                176,324

LIABILITIES
Payables:
  Fund shares redeemed                                                                      $        363
  Accrued fees to affiliates                                                                         162
  Other accrued expenses                                                                              29
  Daily variation margin on futures contracts                                                          7
Payable upon return of securities loaned, at market                                                4,829
                                                                                            ------------
      Total liabilities                                                                                             5,390
                                                                                                              -----------
NET ASSETS                                                                                                    $   170,934
                                                                                                              ===========

NET ASSETS CONSIST OF:
Undistributed net investment income                                                                           $       156
Accumulated net realized gain (loss)                                                                               (4,813)
Unrealized appreciation (depreciation) on:
  Investments                                                                                                     (15,254)
  Futures contracts                                                                                                   (28)
Shares of beneficial interest                                                                                          20
Additional paid-in capital                                                                                        190,853
                                                                                                              -----------
NET ASSETS                                                                                                    $   170,934
                                                                                                              ===========
NET ASSET VALUE, offering and redemption price per share:
  ($170,934,153 divided by 19,809,513 shares of $.001 par value
    shares of beneficial interest outstanding)                                                                $      8.63
                                                                                                              ===========

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS
Amounts in thousands      FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (UNAUDITED)

INVESTMENT INCOME
  Dividends                                                                                       $     1,211
  Interest                                                                                                 15
  Securities Lending Income                                                                                13
                                                                                                  -----------
    Total investment income                                                                             1,239

EXPENSES
  Advisory fees                                                                 $        212
  Administrative fees                                                                     43
  Custodian fees                                                                          25
  Distribution fees                                                                       77
  Transfer agent fees                                                                     15
  Professional fees                                                                       11
  Registration fees                                                                       15
  Shareholder servicing fees                                                              46
  Trustees' fees                                                                           7
  Miscellaneous                                                                           10
                                                                                ------------
  Expenses before reductions                                                             461
  Expense reductions                                                                      (1)
                                                                                ------------
    Expenses, net                                                                                         460
                                                                                                  -----------
Net investment income (loss)                                                                              779
                                                                                                  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
    Investments                                                                       (1,931)
    Futures contracts                                                                   (335)          (2,266)
                                                                                ------------
Net change in unrealized appreciation (depreciation) on:
    Investments                                                                       (2,359)
    Futures contracts                                                                    284           (2,075)
                                                                                ------------      -----------
Net realized and unrealized gain (loss)                                                                (4,341)
                                                                                                  -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                             $    (3,562)
                                                                                                  ===========

  See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                                  FOR THE SIX
                                                                                  MONTHS ENDED        FOR THE FISCAL
                                                                               FEBRUARY 28, 2002        YEAR ENDED
                                                                                   (UNAUDITED)       AUGUST 31, 2001
                                                                               -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income (loss)                                                 $             779   $           1,188
  Net realized gain (loss)                                                                (2,266)             (2,503)
  Net change in unrealized appreciation (depreciation)                                    (2,075)            (28,181)
                                                                               -----------------   -----------------
    Net increase (decrease) in net assets from operations                                 (3,562)            (29,496)
                                                                               -----------------   -----------------
DISTRIBUTIONS
  From net investment income                                                                (851)             (1,234)
  From net realized gain                                                                      --                (205)
                                                                               -----------------   -----------------
    Net decrease in net assets from distributions                                           (851)             (1,439)
                                                                               -----------------   -----------------
SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions                           (1,251)             73,843
                                                                               -----------------   -----------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                               (5,664)             42,908

NET ASSETS
  Beginning of period                                                                    176,598              60,316
                                                                               -----------------   -----------------
  End of period (including undistributed net investment income of
    $156 and $228, respectively)                                               $         170,934   $         176,598
                                                                               =================   =================

See accompanying notes which are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                  FISCAL YEARS ENDED AUGUST 31,
                                                                            ----------------------------------------
                                                                2002*           2001          2000          1999**
                                                           --------------   ------------   -----------   -----------
NET ASSET VALUE, BEGINNING OF PERIOD                       $         8.85   $      11.55   $     10.14   $     10.00
                                                           --------------   ------------   -----------   -----------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)                                     .04            .08           .09           .02
  Net realized and unrealized gain (loss)                            (.22)         (2.67)         1.42           .12
                                                           --------------   ------------   -----------   -----------
    Total income from operations                                     (.18)         (2.59)         1.51           .14
                                                           --------------   ------------   -----------   -----------
DISTRIBUTIONS
  From net investment income                                         (.04)          (.09)         (.08)           --
  From net realized gain                                               --           (.02)         (.02)           --
                                                           --------------   ------------   -----------   -----------
    Total distributions                                              (.04)          (.11)         (.10)           --
                                                           --------------   ------------   -----------   -----------
NET ASSET VALUE, END OF PERIOD                             $         8.63   $       8.85   $     11.55   $     10.14
                                                           ==============   ============   ===========   ==========-
TOTAL RETURN (%)(b)                                                 (2.01)        (22.56)        14.94          1.40

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)                        170,934        176,598       133,690        60,316

  Ratios to average net assets (%)(c):
    Operating expenses, net (d)                                       .54            .58           .55           .65
    Operating expenses, gross (d)                                     .54            .59           .55           .67
    Net investment income                                             .92            .79           .79           .72

  Portfolio turnover rate (%)(e)                                     7.27           4.23          5.34            --

*   For the six months ended February 28, 2002 (Unaudited).
**  For the period June 2, 1999 (commencement of operations) to August 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) See Note 4 for current period amounts.
(e) The rate for the period ended August 31, 1999 is not meaningful due to the Fund's short period of operation.

                                                   NOTES TO FINANCIAL STATEMENTS

                                                   FEBRUARY 28, 2002 (UNAUDITED)

1. ORGANIZATION
   The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 25 investment portfolios which are in operation as of February 28, 2002. These financial statements report on one portfolio, the SSgA IAM SHARES Fund (the "Fund"). The Fund invests primarily in equity securities of companies that have entered into collective bargaining agreements with the International Association of Machinists and Aerospace Workers or affiliated labor unions ("IAM companies"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. SIGNIFICANT ACCOUNTING POLICIES
   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION: United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the basis of the last reported sales price. Futures contracts are valued on the basis of the last sale price. Investments in other mutual funds are valued at the net asset value per share.

   International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the last reported sales price. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

   Short-term instruments maturing within 60 days of the valuation date are valued at amortized cost.

   The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

   INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

   AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

   FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

   It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At August 31, 2001, the Fund had a net tax basis capital loss carryover of $1,128,509, which may be applied against any realized net taxable gains in each succeeding year or until its expiration date of August 31, 2009.

   The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 2002 are as follows:

                                                                             NET
                                                                         UNREALIZED
           FEDERAL TAX          UNREALIZED          UNREALIZED          APPRECIATION
               COST            APPRECIATION       (DEPRECIATION)       (DEPRECIATION)
          --------------       ------------       --------------       --------------
          $  187,016,427       $ 15,490,219       $  (31,370,158)      $  (15,879,939)

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment transactions for a reporting year may differ significantly from distributions during such year. The differences between tax regulations and GAAP relate primarily to certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

   EXPENSES: Most expenses can be directly attributed to the Fund. Expenses of the Investment Company which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

   DERIVATIVES: To the extent permitted by the investment objective, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Fund's use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment objective.

   The Fund typically uses derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Fund through the use of options and futures to earn "market-like" returns with the Fund's excess and liquidity reserve cash balances. Hedging is used by the Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   FUTURES: The Fund is currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

3. SECURITIES TRANSACTIONS
   INVESTMENT TRANSACTIONS: For the period ended February 28, 2002, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $12,421,995 and $12,965,736, respectively.

   SECURITIES LENDING: The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 28, 2002, the value of outstanding securities on loan and the value of collateral amounted to $4,590,106 and $4,828,696, respectively.

4. RELATED PARTIES
   ADVISER: Effective May 1, 2001, the Investment Company entered into an investment advisory agreement with SSgA Funds Management, Inc. (the "Adviser"). The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. Prior to May 1, 2001, the investment advisory agreement was with State Street, through State Street Global Advisors, the investment management group of State Street. The Adviser, State Street and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser calculated daily and paid monthly, at an annual rate of .25% of its average daily net assets. The Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of .65% of average daily net assets on an annual basis. The Investment Company also has contracts with affiliates to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

   In addition, the Fund has entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $768 under these arrangements.

   ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all U.S. Equity portfolios: $0 to $2 billion - .0315%; over $2 billion - .029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. For administrative services provided in connection with the monthly portfolio fact sheets, the Investment Company pays $1,000 per year per fund for monthly fact sheets. In addition, the Fund reimburses the Administrator for out of pocket expenses and start-up costs for new Funds.

   DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor"), which is a wholly-owned subsidiary of the Administrator, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

   The Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Capital Markets LLC ("Capital Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet")(collectively the "Agents"), as well as several unaffiliated services providers. For these services, the Fund pays .025% to State Street, and a maximum of .175% to each of the other named affiliated Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the period ended February 28, 2002, the Fund was charged shareholder servicing expenses of $21,215, $32, and $10 by State Street, Capital Markets and CitiStreet. The Funds did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during this period.

   The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2002.

   BOARD OF TRUSTEES: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds based upon their relative net assets.

   ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 2002 WERE AS FOLLOWS:

     Advisory fees                        $        34,963
     Administration fees                           19,041
     Custodian fees                                18,662
     Distribution fees                             37,471
     Shareholder servicing fees                    38,074
     Transfer agent fees                           13,307
     Trustees' fees                                   761
                                          ---------------
                                          $       162,279
                                          ===============

   BENEFICIAL INTEREST: As of February 28, 2002, one shareholder (who was also an affiliate of the Investment Company) was a record owner of approximately 88% of the total outstanding shares of the Fund.

5. FUND SHARE TRANSACTIONS (amounts in thousands)

                                                             FOR THE PERIODS ENDED
                                          ----------------------------------------------------------
                                                FEBRUARY 28, 2002              AUGUST 31, 2001
                                          ----------------------------    --------------------------
                                             SHARES         DOLLARS         SHARES        DOLLARS
                                          -----------   --------------    ---------    -------------
  Proceeds from shares sold                       118   $        1,014        8,566    $      75,592
  Proceeds from reinvestment of
    distributions                                  97              851          140            1,439
  Payments for shares redeemed                   (362)          (3,116)        (325)          (3,188)
                                          -----------   --------------    ---------    -------------
  Total net increase (decrease)                  (147)  $       (1,251)       8,381    $      73,843
                                          ===========   ==============    =========    =============

6. INTERFUND LENDING PROGRAM
   The Fund and all other funds of the Investment Company received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Fund did not utilize the interfund lending program during this period.

7. DIVIDEND
   On March 1, 2002, the Board of Trustees declared a dividend of $.0152 from net investment income, payable on March 7, 2002 to shareholders of record on March 4, 2002.

8. SUBSEQUENT EVENT
   Effective March 1, 2002, State Street Global Markets, LLC will serve as distributor for all Investment Company portfolio shares. Terms will remain substantially similar to the existing relationship with Russell Fund Distributors.

SSgA IAM SHARES FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President and CEO
   Mark E. Swanson, Treasurer and Principal Accounting Officer
   J. David Griswold, Vice President and Secretary
   Deedra S. Walkey, Assistant Secretary
   Ross E. Erickson, Assistant Treasurer
   Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
   SSgA Funds Management, Inc.
   One International Place, 27th Floor
   Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts 02171
   (800) 647-7327

DISTRIBUTOR
   State Street Global Markets, LLC
   One International Place, 27th Floor
   Boston, Massachusetts 02110
   (800) 997-7327

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington 98402

LEGAL COUNSEL
   Goodwin Procter LLP
   Exchange Place
   Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
   PricewaterhouseCoopers LLP
   160 Federal Street
   Boston, Massachusetts 02110

[GRAPHIC]

[SSgA(R) FUNDS LOGO]

SEMIANNUAL REPORT

MSCI(R) EAFE(R) INDEX FUND

FEBRUARY 28, 2002

                                  SSgA(R) FUNDS

                           MSCI(R) EAFE(R) INDEX FUND

                          Semiannual Report (Unaudited)
                                February 28, 2002

                                Table of Contents

                                                                    PAGE
       Financial Statements                                            3

       Financial Highlights                                            6

       Notes to Financial Statements                                   7

       Fund Management and Service Providers                          11

       Financial Statements of the Portfolio                          12

"SSgA(R)" IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THE MSCI(R) EAFE(R) INDEX IS EXCLUSIVE PROPERTY OF MSCI(R). MORGAN STANLEY CAPITAL INTERNATIONAL IS A SERVICE MARK OF MSCI(R) AND HAS BEEN LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
MSCI(R) EAFE(R) INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNT)     FEBRUARY 28, 2002 (UNAUDITED)

ASSETS
Investments in State Street Equity MSCI(R) EAFE(R) Index Portfolio, at value            $  12,422
Receivable from Advisor                                                                        62
Prepaid expenses                                                                               41
                                                                                        ---------

      Total assets                                                                         12,525

LIABILITIES
Payables:
   Accrued fees to affiliates                                                   $   5
   Other accrued expenses                                                           6
                                                                                -----

      Total liabilities                                                                        11
                                                                                        ---------

NET ASSETS                                                                              $  12,514
                                                                                        =========
NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income                            $     (77)
Accumulated net realized gain (loss) allocated from Portfolio                                (499)
Unrealized appreciation (depreciation) allocated from Portfolio:
   Investments                                                                                229
   Futures contracts                                                                          (13)
   Foreign currency-related transactions                                                        4
Shares of beneficial interest                                                                   1
Additional paid-in capital                                                                 12,869
                                                                                        ---------

NET ASSETS                                                                              $  12,514
                                                                                        =========

NET ASSET VALUE, offering and redemption price per share:
   ($12,514,656 divided by 1,279,786 shares of $.001 par value
     shares of beneficial interest outstanding)                                         $    9.78
                                                                                        =========

  See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS
Amounts in thousands            FOR THE PERIOD OCTOBER 16, 2001 (COMMENCEMENT OF
                                    OPERATIONS) TO FEBRUARY 28, 2002 (UNAUDITED)

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
   Dividends                                                                    $      40
   Expenses                                                                            (6)
                                                                                ---------

      Total investment income allocated from Portfolio                                 34

FUND LEVEL EXPENSES
   Administrative fees                                              $      11
   Fund accounting fees                                                     6
   Distribution fees                                                        3
   Transfer agent fees                                                      7
   Professional fees                                                        9
   Licensing fees                                                          12
   Registration fees                                                       18
   Shareholder servicing fees                                               1
   Trustees' fees                                                           4
   Miscellaneous                                                            2
                                                                    ---------

   Expenses before reductions                                              73
   Expense reductions                                                     (62)
                                                                    ---------

      Net Fund level expenses                                                          11
                                                                                ---------

Net investment income (loss)                                                           23
                                                                                ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM PORTFOLIO
Net realized gain (loss) on:
   Investment transactions                                               (308)
   Futures transactions                                                    15
   Foreign currency-related transactions                                 (201)       (494)
                                                                    ---------
Net change in unrealized appreciation (depreciation) on:
   Investment transactions                                                229
   Futures transactions                                                   (13)
   Foreign currency-related transactions                                    4         220
                                                                    ---------   ---------

Net realized and unrealized gain (loss)                                              (274)
                                                                                ---------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                           $    (251)
                                                                                =========

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands            FOR THE PERIOD OCTOBER 16, 2001 (COMMENCEMENT OF
                                     OPERATIONS) TO FEBRUARY 28, 2002(UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
   Net investment income (loss)                                      $      23
   Net realized gain (loss)                                               (494)
   Net change in unrealized appreciation (depreciation)                    220
                                                                     ---------

      Net increase (decrease) in net assets from operations               (251)
                                                                     ---------

DISTRIBUTIONS
   From net investment income                                             (100)
   From net realized gain                                                   (5)
                                                                     ---------

      Net decrease in net assets from distributions                       (105)
                                                                     ---------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions        12,870
                                                                     ---------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                             12,514

NET ASSETS
   Beginning of period                                                      --
                                                                     ---------
   End of period (including accumulated distributions in excess of
      net investment income of $77)                                  $  12,514
                                                                     =========

  See accompanying notes which are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                 2002*
                                               --------
NET ASSET VALUE, BEGINNING OF PERIOD           $  10.00
                                               --------

INCOME FROM OPERATIONS
   Net investment income (loss)(a)                  .02
   Net realized and unrealized gain (loss)         (.15)
                                               --------

      Total income from operations                 (.13)
                                               --------

DISTRIBUTIONS
   From net investment income                      (.09)
   From net realized gain**                        (.00)
                                               --------

      Total distributions                          (.09)
                                               --------

NET ASSET VALUE, END OF PERIOD                 $   9.78
                                               ========

TOTAL RETURN (%)(b)                               (2.18)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)      12,514

   Ratios to average net assets (%)(c):
      Operating expenses, net (d)                   .40
      Operating expenses, gross (d)                1.92
      Net investment income                         .57

   Portfolio turnover of the Portfolio (%)        11.26

* For the period October 16, 2001(commencement of operations) to February 28, 2002.
**  Less than $.01 per share for period ended February 28, 2002.
(a) Average month-end share were used for this calculation.
(b) Period less than one year are not annualized.
(c) The ratios for the period ended February 28, 2002 are annualized.
(d) See Note 4 for current period amounts.

                                                   NOTES TO FINANCIAL STATEMENTS

                                                   FEBRUARY 28, 2002 (UNAUDITED)

1.   ORGANIZATION
     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 25 investment portfolios which are in operation as of February 28, 2002. These financial statements report on one portfolio, the SSgA MSCI(R) EAFE(R) Index Fund (THE "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

     The Fund invests all of its investable assets in interests in State Street MSCI(R) EAFE(R) Index Portfolio (the "Portfolio"). The investment objective and policies of the Portfolio are the same as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 21% at February 28,2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2.   SIGNIFICANT ACCOUNTING POLICIES
     The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. Investments in other mutual funds are valued at the net asset value per share.

     SECURITY VALUATION: The Fund records its investment in the Portfolio at value. Valuation of securities held by the Portfolio is discussed in Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

     SECURITIES TRANSACTIONS: Investment transactions are accounted for on a trade date basis. Realized gains and losses from the securities transactions are recorded on the basis of identified cost.

     INVESTMENT INCOME: The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with accounting principles generally accepted in the United States.

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal taxes and no federal income tax provision was required.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Fund declares and pays dividends quarterly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in foreign denominated investments, forward contracts, passive foreign investment companies and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

     EXPENSES: Most expenses can be directly attributed to the individual Fund. Additionally, expenses allocated from the Portfolio are recorded and identified separately in the Statement of Operations. Expenses of the Investment Company which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

3.   SECURITIES TRANSACTIONS
     INVESTMENT TRANSACTIONS: Net daily increases and decreases in the Fund's investment in the Portfolio aggregated $12,962,976 and $300,986 respectively, for the period ended February 28, 2002.

4.   RELATED PARTIES
     ADVISER: The Fund is allocated a charge for a management fee from the Portfolio, calculated daily at an annual rate of .15% of its average daily net assets. This fee relates to the advisory, custody and administrative fees provided by the Portfolio on behalf of its investors. At inception, the Investment Company entered into investment advisory agreement with SSgA Funds Management, Inc. (the "Adviser"). The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Adviser, State Street and other advisory affiliates of State Street make up State Street Global Advisors, which directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. The Adviser has contractually agreed to reimburse the Fund for all expenses in excess of .40% of average daily net assets. The total amount of reimbursement for the period ended February 28, 2002 was $63,318. The Investment Company also has contracts with State Street to provide fund accounting, shareholder servicing and transfer agent services to the Fund. These amounts are presented on the accompanying Statement of Operations.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of the Fund: $0 to $1 billion - .0315%; over $1 billion - .01%. The Administrator will also charge a flat fee of $30,000 per year per

     Fund with less than $500 million in net assets and $1,000 per year per fund for monthly fact sheets. In addition, the Fund reimburses the Administrator for out of pocket expenses and start-up costs for new Funds.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor"), which is a wholly-owned subsidiary of the Administrator, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Capital Markets LLC ("Capital Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet")(collectively the "Agents"), as well as several unaffiliated services providers. For these services, the Fund pays .025% to State Street, and a maximum of .175% to each of the other named affiliated Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the period ended February 28, 2002, the Fund was charged shareholder servicing expenses of $917 by State Street. The Funds did not incur any expenses from Capital Markets, CitiStreet, Fiduciary Investors Services, and High Net Worth Services during this period.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28,2002.

     BOARD OF TRUSTEES: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds based upon their relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 2002 WERE AS FOLLOWS:

        Administration fees             $    415
        Fund accounting fees               1,798
        Distribution fees                    171
        Shareholder servicing fees           394
        Transfer agent fees                2,433
        Trustees' fees                        76
                                        --------
                                        $  5,287
                                        ========

     BENEFICIAL INTEREST: As of February 28, 2002, one shareholder was a record owner of approximately 29% of the total outstanding shares of the Fund.

5.   FUND SHARE TRANSACTIONS (amounts in thousands)

                                       FOR THE PERIOD OCTOBER 16, 2001
                                       (COMMENCEMENT OF OPERATIONS) TO
                                             FEBRUARY 28, 2002
                                       -------------------------------
                                          SHARES           DOLLARS
                                       ------------    ---------------
     Proceeds from shares sold                1,293    $        13,081
     Proceeds from reinvestment of
        distributions                            --                 --
     Payments for shares redeemed               (13)              (211)
                                       ------------    ---------------
     Total net increase (decrease)            1,280    $        12,870
                                       ============    ===============

6.   INTERFUND LENDING PROGRAM
     The Fund and all other funds of the Investment Company received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Fund did not utilize the interfund lending program during this period.

7.   SUBSEQUENT EVENT
     Effective March 1, 2002, State Street Global Markets, LLC will serve as distributor for all Investment Company portfolio shares. Terms will remain substantially similar to the existing relationship with Russell Fund Distributors.

SSgA MSCI(R) EAFE(R) INDEX FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

TRUSTEES
  Lynn L. Anderson, Chairman
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

OFFICERS
  Lynn L. Anderson, President and CEO
  Mark E. Swanson, Treasurer and Principal Accounting Officer
  J. David Griswold, Vice President and Secretary
  Deedra S. Walkey, Assistant Secretary
  Ross E. Erickson, Assistant Treasurer
  Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
  SSgA Funds Management, Inc.
  One International Place, 27th Floor
  Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts 02171
  (800) 647-7327

DISTRIBUTOR
  State Street Global Markets, LLC
  One International Place, 27th Floor
  Boston, Massachusetts 02110
  (800) 997-7327

ADMINISTRATOR
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington 98402

LEGAL COUNSEL
  Goodwin Procter LLP
  Exchange Place
  Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP
  160 Federal Street
  Boston, Massachusetts 02110

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

                                                               February 28, 2002

ASSETS
Investments at market (identified cost $72,887,288)                $  61,017,843
Cash                                                                     411,716
Foreign currency at market (cost $369,935)                               368,477
Receivables:
  Investments sold                                    $      141
  Dividends and interest                                  78,981
                                                      ----------
                                                                   -------------
    Total assets                                                      61,877,158

LIABILITIES
Unrealized depreciation on forward currency
  exchange contracts                                       1,138
Payables:
  Investments purchased                                    3,414
  Daily variation margin on futures contracts             12,209
  Management fees                                         12,342
  Due upon return of securities loaned                 3,216,786
                                                      ----------
    Total liabilities                                                  3,245,889
                                                                   -------------

NET ASSETS                                                         $  58,631,269
                                                                   =============

COMPOSITION OF NET ASSETS
Paid-in capital                                                    $  70,490,917
Net unrealized depreciation on investments, foreign
  currency, forward currency exchange rate
  and futures contracts                                              (11,859,648)
                                                                   -------------

NET ASSETS                                                         $  58,631,269
                                                                   =============

See notes to financial statements.

                                            PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                               February 28, 2002

                                                                 MARKET
                                                                 VALUE
                                                 SHARES            $
                                                 ------        ---------
COMMON STOCKS - 95.6%
AUSTRALIA - 2.7%
Amcor, Ltd.                                       3,863           15,098
AMP Diversified Property Trust                    3,000            3,887
AMP, Ltd.                                         7,426           71,944
Aristocrat Leisure, Ltd.                          2,400            7,123
Australia & New Zealand
  Banking Group, Ltd.                             4,949           47,129
Australia Gas Light Co., Ltd.                     2,211           10,987
Australian Stock Exchange, Ltd.                     337            2,253
BHP, Ltd.                                        24,621          149,828
Boral, Ltd.                                       3,800            7,904
Brambles Industries, Ltd.                         6,364           29,891
BRL Hardy, Ltd.                                     511            2,940
BT Office Trust                                   3,101            2,449
Coca-Cola Amatil, Ltd.                            4,067           12,263
Cochlear, Ltd.                                      300            5,844
Coles Myer, Ltd.                                  7,051           31,808
Commonwealth Bank of Australia                    8,274          138,188
Computershare, Ltd.                               3,200            4,294
CSL, Ltd.                                         1,051           23,218
CSR, Ltd.                                         6,354           21,121
David Jones, Ltd.                                 3,995            2,330
Deutsche Office Trust                             3,818            2,582
ERG, Ltd.                                         6,332            1,029
Foster's Brewing Group, Ltd.                     13,259           31,754
Futuris Corp., Ltd.                               4,129            3,772
Gandel Retail Trust                               8,400            4,899
General Property Trust                           12,404           17,542
Goodman Fielder, Ltd.                             8,635            6,953
Harvey Norman Holdings, Ltd.                      2,458            4,263
Iluka Resources, Ltd.                             1,534            3,802
James Hardie Industries NV (a)                    2,258            6,760
John Fairfax Holdings, Ltd.                       1,706            3,186
Leighton Holdings, Ltd.                           1,682            9,159
Lend Lease Corp.                                  2,857           17,445
M.I.M Holdings, Ltd.                             11,490            7,793
Macquarie Bank, Ltd.                                632           10,585
Macquarie Infrastructure Group                    5,105            9,117
Mayne Nickless, Ltd.                              5,151           15,208
Mirvac Group                                      3,695            7,438
National Australia Bank, Ltd.                    10,304          190,345
Newcrest Mining, Ltd.                             1,742            4,091
Newmont Mining Corp.                              3,979            9,462
News Corp., Ltd. (The)                           11,826           74,468
Normandy Mining, Ltd.                            10,336           12,164
NRMA Insurance Group, Ltd.                        4,653            7,781
OneSteel, Ltd.                                    4,400            3,329
Orica, Ltd.                                       1,615            6,494
Origin Energy, Ltd.                               2,053            3,221
Pacific Dunlop, Ltd.                              6,176            3,602
PaperlinX, Ltd.                                   1,700            4,712
Publishing & Broadcasting, Ltd.                     435            2,153
QBE Insurance Group, Ltd.                         4,106           16,535
Rio Tinto, Ltd.                                   2,068           42,699
Santos, Ltd.                                      3,478           10,879
Sonic Healthcare, Ltd.                              530            1,879
Sons of Gwalia, Ltd.                                827            2,860
Southcorp, Ltd.                                   4,393           14,920
Stockland Trust Group                             5,121           11,445
Suncorp-Metway, Ltd.                              2,523           17,320
TAB, Ltd.                                         1,663            2,369
TABCORP Holdings, Ltd.                            2,072           11,976
Telstra Corp., Ltd.                              34,230           91,166
Transurban Group (a)                              2,800            5,839
Wesfarmers, Ltd.                                  2,400           39,804
Westfield Holdings, Ltd.                          1,490           12,600
Westfield Trust                                  12,312           20,653
Westpac Banking Corp., Ltd.                      11,619           99,120
WMC, Ltd.                                         7,347           36,405
Woodside Petroleum, Ltd.                          1,552           11,188
Woolworths, Ltd.                                  6,887           43,083
                                                               ---------
                                                               1,568,348
                                                               ---------
AUSTRIA - 0.2%
Bohler-Uddeholm AG                                  101            4,036
BWT AG                                              151            3,372
Erste Bank der oesterreichischen
  Sparkassen AG                                     236           12,865
Flughafen Wien AG                                   149            4,182
Mayr-Melnhof Karton AG                              110            6,365

See notes to financial statements.

                                       13

                                                                 MARKET
                                                                 VALUE
                                                 SHARES            $
                                                 ------        ---------
Oesterreichische
  Elektrizitaetswirtschafts AG                      192           14,648
OMV AG                                              194           16,344
RHI AG                                              182            1,182
Telekom Austria AG (a)                            1,676           13,453
VA Technologie AG                                   137            3,573
Voest-Alpine AG                                      93            2,558
Wienerberger Baustoffindustrie AG                   497            7,790
                                                               ---------
                                                                  90,368
                                                               ---------

BELGIUM - 1.1%
Agfa Gevaert NV                                     927           11,282
Barco NV                                            116            4,705
Bekaert SA                                          164            5,854
Colruyt NV                                          246            9,150
Compagnie Maritime Belge SA                          49            2,428
Delhaize Le Lion SA                                 624           27,689
Dexia                                             3,256           48,779
Electrabel SA                                       411           81,517
Fortis                                            9,146          202,918
Groupe Bruxelles Lambert SA                         895           49,352
Interbrew                                         1,614           43,627
KBC Banassurance Holding NV                       1,832           56,381
Omega Pharma SA                                     112            4,853
S.A. D'Ieteren NV                                    41            6,387
Solvay SA                                           570           37,890
UCB SA                                            1,098           44,020
Union Miniere SA                                    179            7,387
                                                               ---------
                                                                 644,219
                                                               ---------

DENMARK - 0.9%
A/S Dampskibsselskabet Svendborg, Series B            5           50,634
A/S Det Ostasiatiske Kompagni (a)                   200            3,911
Bang & Olufsen Holding A/S, Series B                125            3,128
Carlsberg A/S, Series B                             250           10,272
Coloplast A/S, Series B                              58            4,010
D/S 1912, Series B                                    7           52,962
Danisco A/S                                         550           19,462
Danske Bank                                       6,439           97,436
DSV, Series B                                        75            1,764
FLS Industries A/S, Series B                        400            3,469
GN Store Nord A/S                                   981            4,533
Group 4 Falck A/S                                   160           17,041
H. Lundbeck A/S                                     317            9,520
ISS A/S (a)                                         386           18,871
Kobenhavns Lufthavne A/S                             25            1,717
NavisionDamgaard A/S (a)                            252            7,891
NEG Micon A/S (a)                                    83            2,126
NKT Holding A/S                                     250            2,765
Novo Nordisk A/S                                  2,855          110,830
Novozymes A/S, Series B                             604           12,233
Tele Danmark A/S                                  1,600           49,727
Topdanmark A/S (a)                                  233            5,560
Vestas Wind Systems AS                              970           22,751
William Demant AS (a)                               478           11,184
                                                               ---------
                                                                 523,797
                                                               ---------

FINLAND - 2.1%
Amer Group, Ltd.                                    200            5,709
Fortum Oyj                                        1,862            9,502
Instrumentarium Corp.                               200            9,679
KCI Konecranes International                         66            1,924
Kesko Oyj                                           600            5,397
Kone Corp., SeriesB                                 140           12,110
Metso Oyj                                         1,100           12,369
Nokia Oyj                                        44,096          937,142
Orion-Yhtyma Oyj, SeriesB                           267            4,968
Outokumpu Oyj                                     1,000           11,677
Oyj Hartwall Abp                                    450           11,272
Pohjola Group PLC, SeriesB                          200            4,152
Rautaruukki Oyj                                   1,000            3,892
Sampo-Leona Insurance, Series A                   2,700           20,995
Sonera Oyj                                        9,250           43,205
Stora Enso Oyj, Series R                          3,062           39,728
TietoEnator Oyj                                     760           19,327
UPM-Kymmene Oyj                                   2,300           81,766

See notes to financial statements.

                                       14

                                                                 MARKET
                                                                 VALUE
                                                 SHARES            $
                                                 ------        ---------
Uponor Oyj                                          300            5,372
Wartsila Oyj, Series B                              400            7,830
                                                               ---------
                                                               1,248,016
                                                               ---------
FRANCE - 10.2%
Accor SA                                          1,779           65,321
Air France                                          389            6,326
Alcatel SA, Series A                             10,404          144,436
Alstom                                              946           11,317
Altran Technologies SA                              277           13,154
Atos Origin SA (a)                                   97            7,073
Aventis SA                                        6,883          510,520
Axa                                              14,387          268,175
BNP Paribas SA                                    7,770          376,702
Bouygues SA                                       2,279           65,052
Business Objects SA (a)                             269           10,470
Cap Gemini SA                                     1,126           74,654
Carrefour SA                                      5,572          251,584
Castorama Dubois Investissement SA                  345           17,010
Club Mediterranee SA                                132            5,617
Compagnie de Saint-Gobain                           749          116,291
Compagnie Francaise
  d'Etudes et de
  Construction SA                                   142           17,859
Compagnie Generale des
  Establissements Michelin                        1,229           46,668
Dassault Systemes SA                                703           32,319
Essilor International SA                            892           30,037
Etablissements Economiques
  du Casino Guichard-Perrachon SA                   582           38,234
European Aeronautic
  Defence & Space                                 1,419           17,883
France Telecom SA                                 6,239          164,325
Groupe Danone                                     1,207          138,855
Imerys                                              111           11,675
L'Air Liquide SA                                    816          115,260
L'Oreal SA                                        4,672          326,524
Lafarge SA                                        1,170          100,696
Lagardere S.C.A.                                  1,249           50,820
LMVH (Louis Vuitton Moet Hennessy)                3,311          154,651
Pechiney SA                                         645           33,195
Pernod-Ricard SA                                    456           35,498
Pinault-Printemps-Redoute SA                        918           96,000
PSA Peugoet Citroen                               1,868           81,273
Publicis SA                                       1,014           26,768
Renault SA                                          527           22,906
Sagem SA                                            281           16,953
Sanofi-Synthelabo SA                              5,062          332,327
Schneider Electric SA                             1,499           75,202
Societe BIC SA                                      384           12,954
Societe Generale                                  3,299          195,182
Societe Television Francaise 1                      557           12,970
Sodexho Alliance SA                               1,108           43,894
STMicroelectronics N.V.                           6,476          191,965
Suez SA                                           8,474          236,018
Thales SA                                         1,036           33,739
Thomson Multimedia (a)                              466           12,088
Total Fina Elf SA                                 6,174          907,322
Unibail SA                                          467           24,236
Valeo SA                                            661           27,610
Vinci SA                                            700           42,686
Vivendi Universal SA                              9,003          349,495
Zodiac SA (a)                                       370            7,361
                                                               ---------
                                                               6,007,150
                                                               ---------

GERMANY - 7.7%
Adidas-Salomon AG                                   400           25,928
Aixtron AG                                          227            3,927
Allianz AG                                        1,900          427,246
Altana AG                                           290           14,627
BASF AG                                           5,400          207,479
Bayer AG                                          6,800          216,744
Bayer Hypo-und Vereinsbank AG                     4,254          130,073
Beiersdorf AG, SeriesA                              600           65,703
Buderus AG                                          500           11,543
Continental AG                                      900           13,172
DaimlerChrysler AG                                9,000          361,290
Deutsche Bank AG                                  5,300          311,277

See notes to financial statements.

                                       15

                                                                 MARKET
                                                                 VALUE
                                                 SHARES            $
                                                 ------        ---------
Deutsche Boerse AG                                  100            4,039
Deutsche Lufthansa AG                             2,500           38,599
Deutsche Post AG                                  1,407           18,316
Deutsche Telekom AG                              23,822          338,339
Douglas Holding AG                                  329            8,193
E.On AG                                           6,500          319,178
Epcos AG                                            595           23,026
Fresenius Medical Care AG                           577           29,826
Gehe AG                                             539           21,446
Heidelberg Zement AG                                400           18,164
Infineon Technologies AG                          1,561           35,767
Kamps AG                                            794            7,383
KarstadtQuelle AG                                   700           24,298
Linde AG                                          1,000           45,420
MAN AG                                              800           18,919
MAN AG NPV                                          400            7,889
Merck KGAA                                        1,000           29,409
Metro AG                                          2,100           69,915
MLP AG                                              233           12,008
Muenchener Rueckversicherungs-
  Gesellschaft AG                                 1,300          317,098
Preussag AG                                       1,500           42,816
ProSieben Sat.1 Media AG                          1,199            9,147
RWE AG                                            4,170          149,796
RWE AG NV                                           288            8,126
SAP AG                                            2,500          339,760
Schering AG                                       1,800          107,538
SGL Carbon AG (a)                                   200            3,771
Siemens AG                                        8,400          491,891
ThyssenKrupp AG                                   4,000           60,029
Volkswagen AG                                     2,700          129,242
WCM Beteiligungs-und
Grundbesitz AG (a)                                1,775           16,044
                                                               ---------
                                                               4,534,401
                                                               ---------

GREECE - 0.3%
Alpha Bank AE                                     1,364           20,977
Aluminum of Greece SA                                60            1,805
Attica Enterprises Holding SA (a)                   380            1,256
Bank of Piraeus                                   1,084            6,976
Coca-Cola Hellenic Bottling Co. SA                  875           11,746
Commercial Bank of Greece                           630           16,827
EFG Eurobank Ergasias                             1,218           14,265
EYDAP Athens Water Supply and Sewage Co. SA         220            1,180
Folli-Follie                                        100            1,647
Fourlis SA                                          140              453
Hellenic Duty Free Shops SA                         160            1,154
Hellenic Petroleum SA                               852            4,053
Hellenic Technodomiki SA                            566            2,928
Hellenic Telecommunications Organization SA       2,318           34,165
Intracom SA                                         513            3,674
Lambrakis Press SA                                  180              557
M. J. Maillis SA                                    220            1,009
National Bank of Greece SA                        1,678           34,892
Panafon Hellenic Telecom SA                       1,733            8,394
Papastratos Cigarettes Co.                          120            1,551
Technical Olympic SA                                500            1,276
Titan Cement Co.                                    265            9,132
Viohalco, Hellenic Copper
  and Aluminum Industry SA                          796            5,687
                                                               ---------
                                                                 185,604
                                                               ---------

HONG KONG - 1.7%
Amoy Properties, Ltd.                             4,000            3,949
ASM Pacific Technology, Ltd.                      2,500            4,840
Bank of East Asia, Ltd.                          11,400           21,706
Cathay Pacific Airways                           17,000           25,502
Cheung Kong (Holdings), Ltd.                      7,000           58,339
Cheung Kong Infrastructure (Holdings), Ltd.       1,000            1,571
CLP Holdings, Ltd.                               18,100           72,639
Esprit Holdings, Ltd.                             7,122           12,145
Giordano International, Ltd.                      8,000            4,077
Hang Seng Bank, Ltd.                             11,400          124,973
Henderson Land Development Co., Ltd.             10,000           39,106
Hong Kong & China Gas Co., Ltd.                  36,300           50,732

See notes to financial statements.

                                       16

                                                                 MARKET
                                                                 VALUE
                                                 SHARES            $
                                                -------        ---------
Hong Kong Exchanges & Clearing, Ltd.              4,000            5,641
Hongkong Electric Holdings, Ltd.                  5,500           20,556
Hutchison Whampoa, Ltd.                          28,000          227,970
Hysan Development Co., Ltd.                       7,104            7,196
Johnson Electronic Holdings, Ltd.                22,000           25,387
Li & Fung, Ltd.                                  17,000           23,105
MTR Corp.                                         4,000            5,436
New World Development Co., Ltd.                  14,000           11,309
Pacific Century CyberWorks, Ltd. (a)            100,000           24,105
Shangri-La Asia, Ltd.                            12,000           10,309
Sino Land Co., Ltd.                              20,000            6,795
South China Morning Post (Holdings), Ltd.        10,000            5,642
Sun Hung Kai Properties, Ltd.                    17,000          121,518
Swire Pacific, Ltd.                              10,500           57,082
Television Broadcast, Ltd.                        3,000           13,424
Wharf (Holdings), Ltd. (The)                     15,000           33,080
                                                               ---------
                                                               1,018,134
                                                               ---------

IRELAND - 0.7%
Allied Irish Banks PLC                            8,383           93,539
Bank of Ireland                                   4,762           46,133
CRH PLC                                           4,920           81,921
DCC PLC                                             789            7,848
Elan Corp. PLC                                    3,185           44,079
Green Property PLC                                  435            2,822
Greencore Group PLC                               1,839            5,058
Independent News & Media PLC                      4,093            6,196
IONA Technologies PLC (a)                           190            2,958
Irish Life & Permanent PLC                        2,638           29,207
Jefferson Smurfit Group PLC                       9,781           22,420
Kerry Group PLC                                   1,269           16,849
Ryanair Holdings PLC (a)                          3,664           22,026
Waterford Wedgwood PLC                            5,569            3,709
                                                               ---------
                                                                 384,765
                                                               ---------

ITALY - 3.8%
ACEA SpA                                            395            2,323
Alitalia SpA (a)                                 11,000            8,135
Alleanza Assicurazioni                            2,752           26,637
Assicurazioni Generali SpA                        9,725          240,831
Autogrill SpA                                     1,494           15,094
Autostrade SpA                                    8,575           62,452
Banca Di Roma SpA                                 9,603           22,510
Banca Fideuram SpA                                1,056            7,097
Banca Intesa SpA                                 40,000           93,071
Banca Intesa SpA, RISP                            7,000           11,625
Banca Monte dei Paschi di Siena SpA               3,009            7,561
Banca Nazionale del Lavoro                        6,673           13,680
Banca Popolare di Milano Scrl                     3,500           13,109
Benetton Group SpA                                1,250           15,126
Bipop-Carire SpA                                 13,157           17,367
Bulgari SpA                                       2,000           15,362
e.Biscom (a)                                         52            1,720
Enel SpA                                         24,981          139,803
Eni                                              28,850          395,278
Fiat SpA                                          3,150           39,916
Fiat SpA, Preferred                                 697            6,348
Fiat SpA, RISP Non-Convertible                      539            4,592
Gruppo Editoriale L'Espresso SpA                  2,326            7,203
Italcementi SpA                                   1,250            9,504
Italgas SpA                                       2,055           19,375
La Rinascente SpA                                 2,000            6,764
Luxottica Group SpA                                 528            9,303
Mediaset SpA                                      7,300           58,912
Mediobanca SpA                                    4,750           51,111
Mediolanum SpA                                      841            6,394
Mondadori (Arnoldo) Editore SpA                   1,500            9,497
Parmalat Finanziaria SpA                          5,000           15,483
Pirelli SpA                                      11,000           16,460
Riunione Adriatica di Sicurta SpA                 4,450           51,963
San Paolo - IMI SpA                               9,250           93,931
Seat Pagine Gialle SpA (a)                       22,025           16,689
Snia SpA                                          2,500            4,325
Telecom Italia Mobile SpA                        54,500          256,446
Telecom Italia SpA                               27,550          226,623

See notes to financial statements.

                                       17

                                                                 MARKET
                                                                 VALUE
                                                 SHARES            $
                                                 ------        ---------
Telecom Italia SpA, RISP Non-Convertible         11,950           62,018
Tiscali SpA (a)                                   1,331           10,730
UniCredito Italiano SpA                          33,250          129,421
                                                               ---------
                                                               2,221,789
                                                               ---------

JAPAN - 19.6%
77 Bank, Ltd.                                     3,000           11,231
ACOM Co., Ltd.                                    1,000           54,848
ADERANS Co., Ltd.                                   200            6,053
Advantest Corp.                                     700           46,135
Aeon Credit Service Co., Ltd.                       100            4,969
Aiful Corp.                                         200            9,983
Ajinomoto Co., Inc.                               6,000           50,215
All Nippon Airways Co., Ltd.                      3,000            7,712
ALPS Electric Co., Ltd.                           2,000           18,098
Amada Co., Ltd.                                   2,000            9,385
Amano Corp.                                       1,000            6,202
Aoyama Trading Co., Ltd.                            500            3,923
Asahi Bank, Ltd. (The)                           20,000           17,037
Asahi Breweries, Ltd.                             4,000           30,936
Asahi Chemical Industry, Ltd.                    14,000           41,636
Asahi Glass Co., Ltd.                             9,000           50,036
Asatsu-Dk, Inc.                                     400            7,891
Ashikaga Bank, Ltd. (a)                           4,000            4,633
Autobacs Seven Co., Ltd.                            300            6,490
Bank of Fukuoka, Ltd. (The)                       4,000           12,494
Bank of Yokohama, Ltd. (The)                     11,000           36,167
Banyu Pharmaceutical Co., Ltd.                    1,000           13,152
Benesse Corp.                                     1,100           22,851
Bridgestone Corp.                                 7,000           88,138
Canon, Inc.                                       8,000          280,366
Casio Computer Co., Ltd.                          2,000            7,398
Central Japan Railway Co.                            14           76,055
Chiba Bank, Ltd. (The)                            3,000           10,043
Chubu Electric Power Co.                          2,600           42,742
Chugai Pharmaceutical Co., Ltd.                   2,000           20,714
Citizen Watch Co., Ltd.                           2,000            9,968
Credit Saison Co., Ltd.                           1,200           23,180
CSK Corp.                                           500           10,798
DAI Nippon Printing Co., Ltd.                     6,000           57,702
Daicel Chemical Industries, Ltd.                  3,000            8,317
Daiei, Inc. (The) (a)                             5,000            3,811
Daifuku Co., Ltd.                                 1,000            3,490
Daiichi Pharmaceutical Co., Ltd.                  2,000           37,661
Daikin Industries, Ltd.                           2,000           33,626
Daimaru, Inc. (The)                               2,000            5,978
Dainippon Ink & Chemicals, Inc.                   5,000            7,547
Dainippon Screen MFG Co., Ltd.                    1,000            3,557
Daito Trust Construction Co., Ltd.                  900           12,717
Daiwa Bank Holdings, Inc. (a)                    14,000           11,926
Daiwa House Industry Co., Ltd.                    4,000           19,757
Daiwa Securities Group, Inc.                     12,000           72,722
Denki Kagaku Kogyo Kabushiki Kaisha               3,000            6,367
Denso Corp.                                       6,600          100,609
East Japan Railway Co.                               31          118,139
Ebara Corp.                                       2,000           10,730
Eisai Co., Ltd.                                   2,000           48,123
FANUC, Ltd.                                       1,600           81,778
Fast Retailing Co., Ltd.                            200            3,527
Fast Retailing Co., Ltd. (a)                        200            3,654
Fuji Machine MFG. Co., Ltd.                         300            4,573
Fuji Photo Film Co., Ltd.                         4,000          126,135
Fuji Soft ABC, Inc.                                 200            5,963
Fuji Television Network, Inc.                         3           14,795
Fujikura, Ltd.                                    3,000            9,976
Fujisawa Pharmaceutical Co., Ltd.                 1,000           20,998
Fujitsu, Ltd.                                    17,000          111,407
Furukawa Electric Co., Ltd. (The)                 6,000           27,349
Gunma Bank, Ltd. (The)                            4,000           17,874
Gunze, Ltd.                                       2,000            6,456
Hankyu Department Stores, Inc.                    1,000            5,612
Hirose Electric Co., Ltd.                           300           21,476
Hitachi Zosen Corp. (a)                           7,000            3,086
Hitachi, Ltd.                                    27,000          171,896
Hokuriku Bank, Ltd. (The) (a)                     5,000            7,099
Honda Motor Co., Ltd.                             6,900          275,845
House Food Corp.                                  1,000            8,392
Hoya Corp.                                        1,100           72,333
Isetan Co., Ltd.                                  2,000           16,320

See notes to financial statements.

                                       18


                                                                 MARKET
                                                                 VALUE
                                                 SHARES            $
                                                 ------        ---------
Ishihara Sangyo Kaisha, Ltd. (a)                  3,000            4,259
Ishikawajima-Harima Heavy
  Industries Co., Ltd.                            9,000           12,374
Ito-Yokado Co., Ltd.                              3,000          120,381
Itochu Corp.                                     14,000           38,184
Japan Airlines Co., Ltd.                         11,000           29,591
Japan Energy Corp.                                8,000            9,744
Japan Tobacco, Inc.                                  13           73,828
JGC Corp.                                         2,000           13,495
Joyo Bank, Ltd. (The)                             6,000           16,185
JSR Corp.                                         1,000            7,032
Jusco Co., Ltd.                                   3,000           60,527
Kajima Corp.                                      7,000           17,418
Kaken Pharmaceutical Co., Ltd.                    1,000            5,119
Kamigumi Co., Ltd.                                2,000            7,487
Kanebo, Ltd. (a)                                  4,000            6,426
Kaneka Corp.                                      4,000           24,002
Kansai Electric Power Co. (The)                   7,400          105,671
Kao Corp.                                         5,000           93,966
Katokichi Co., Ltd.                                 400            5,365
Kawasaki Heavy Industries, Ltd. (a)              10,000            8,593
Kawasaki Kisen Kaisha, Ltd.                       4,000            4,603
Kawasaki Steel Corp.                             22,000           24,330
Keihin Electric Express
  Railway Co., Ltd.                               4,000           15,901
Keio Electric Railway Co., Ltd.                   3,000           12,755
Keyence Corp.                                       100           18,345
Kikkoman Corp.                                    1,000            4,902
Kinden Corp.                                      2,000            7,099
Kinki Nippon Railway Co., Ltd.                   16,000           48,661
Kirin Brewery Co., Ltd.                           7,000           45,036
Kokuyo Co., Ltd.                                  1,000            7,958
Komatsu, Ltd.                                     7,000           22,911
Komori Corp.                                      1,000           11,620
Konami Co., Ltd.                                  1,300           24,043
Konica Corp.                                      2,000           11,911
Koyo Seiko Co., Ltd.                              1,000            4,319
Kubota Corp.                                     14,000           38,917
Kuraray Co., Ltd.                                 3,000           18,068
Kurita Water Industries, Ltd.                     1,000           12,031
Kyocera Corp.                                     1,500           89,894
Kyowa EXEO Corp.                                  1,000            4,782
Kyowa Hakko Kogyo Co., Ltd                        3,000           14,661
Kyushu Electric Power Co.                         1,700           24,149
Mabuchi Motor Co., Ltd.                             100            9,199
Makita Corp.                                      1,000            5,843
Marubeni Corp. (a)                               10,000            7,472
Marui Co., Ltd.                                   3,000           31,384
Matsushita Communication
  Industrial Co., Ltd.                              400           13,630
Matsushita Electric Industrial Co., Ltd.         18,000          218,031
Matsushita Electric Works, Ltd.                   2,000           14,870
Meiji Milk Products Co., Ltd.                     2,000            4,618
Meiji Seika Kaisha, Ltd.                          3,000           10,065
Meitec Corp.                                        300            7,106
Minebea Co., Ltd.                                 3,000           17,194
Mitsubishi Chemical Corp.                        16,000           34,314
Mitsubishi Corp.                                 12,000           83,303
Mitsubishi Electric Corp.                        17,000           61,102
Mitsubishi Estate Co., Ltd.                      10,000           69,942
Mitsubishi Gas Chemical Co., Inc.                 3,000            5,223
Mitsubishi Heavy Industries, Ltd.                30,000           82,047
Mitsubishi Logistics Corp.                        1,000            6,538
Mitsubishi Materials Corp.                        8,000           12,434
Mitsubishi Paper Mills, Ltd.                      2,000            2,959
Mitsubishi Rayon Co., Ltd.                        4,000           10,551
Mitsubishi Tokyo
  Financial Group, Inc. (a)                          41          247,553
Mitsui & Co., Ltd.                               14,000           78,042
Mitsui Chemicals, Inc.                            3,000           11,186
Mitsui Engineering &
  Shipbuilding Co., Ltd. (a)                      6,000            5,380
Mitsui Fudosan Co., Ltd.                          7,000           51,993
Mitsui Marine & Fire
  Insurance Co., Ltd.                            13,000           56,245
Mitsui Mining & Smelting Co., Ltd                 4,000           13,510
Mitsui O.S.K. Lines, Ltd.                         3,000            5,784
Mitsui Trust Holdings, Inc.                       6,000            8,160
Mitsukoshi, Ltd.                                  3,000            7,532
Mizuho Holdings, Inc.                                67          126,665
Mori Seiki Co., Ltd.                              1,000            7,607
Murata Manufacturing Co., Ltd.                    2,200          136,776

See notes to financial statements.

                                       19

                                                                 MARKET
                                                                 VALUE
                                                 SHARES            $
                                                ------         ---------
Namco, Ltd.                                         400            6,710
NEC Corp.                                        15,000          109,060
NGK Insulators, Ltd.                              4,000           25,914
NGK Spark Plug Co., Ltd.                          2,000           17,575
Nichirei Corp.                                    2,000            4,857
Nidec Corp.                                         400           25,885
Nikko Cordial Corp.                               5,000           19,242
Nikon Corp.                                       3,000           27,125
Nintendo Co., Ltd.                                1,100          162,257
Nippon COMSYS Corp.                               1,000            4,648
Nippon Express Co., Ltd.                          8,000           28,395
Nippon Meat Packers, Inc.                         2,000           17,336
Nippon Mitsubishi Oil Corp.                      13,000           55,371
Nippon Sheet Glass Co., Ltd.                      3,000            8,653
Nippon Shokubai Co., Ltd.                         1,000            3,901
Nippon Steel Corp.                               54,000           81,509
Nippon Telegraph and
  Telephone Corp.                                    71          226,542
Nippon Unipac Holding                                10           50,140
Nippon Yusen Kabushiki Kaisha                     9,000           28,313
Nishimatsu Construction Co., Ltd.                 2,000            5,305
Nissan Motor Co., Ltd.                           29,000          189,180
Nisshin Flour Milling Co., Ltd.                   2,000           10,955
Nisshinbo Industries, Inc.                        2,000            7,248
Nissin Food Products Co., Ltd.                      900           15,535
Nitto Denko Corp.                                 1,200           32,281
NKK Corp. (a)                                    15,000           12,217
Nomura Securities Co., Ltd. (The)                17,000          194,358
Noritake Co., Ltd.                                1,000            4,013
NSK, Ltd.                                         4,000           15,752
NTN Corp.                                         3,000            6,501
NTT Data Corp.                                        6           19,907
NTT DoCoMo, Inc.                                     18          186,961
Obayashi Corp.                                    5,000           12,853
Oji Paper Co., Ltd                                8,000           38,438
Okumura Corp.                                     2,000            5,709
Olympus Optical Co., Ltd.                         2,000           26,527
Omron Corp.                                       2,000           24,958
Onward Kashiyama Co., Ltd.                        1,000            8,362
Oracle Corp., Japan                                 200           12,255
Oriental Land Co., Ltd.                             700           40,015
Orix Corp.                                          800           61,035
Osaka Gas Co., Ltd                               22,000           50,140
Pioneer Corp.                                     1,800           34,433
Promise Co., Ltd.                                 1,100           46,441
Ricoh Co., Ltd.                                   3,000           53,241
Rohm Co., Ltd.                                    1,000          144,592
Sanden Corp.                                      1,000            2,907
Sankyo Co., Ltd.                                  4,000           58,435
Sanrio Co., Ltd.                                    500            3,568
Sanyo Electric Co., Ltd                          17,000           72,535
Sapporo Breweries, Ltd.                           2,000            4,947
Secom Co., Ltd.                                   2,000           88,922
Sega Corp. (a)                                    1,100           17,179
Seino Transportation Co., Ltd.                    1,000            3,475
Seiyu, Ltd. (The) (a)                             2,000            4,334
Sekisui Chemical Co., Ltd.                        4,000            9,684
Sekisui House, Ltd.                               6,000           38,692
Seven-Eleven Japan Co., Ltd.                      2,000           61,424
Sharp Corp.                                       9,000          107,603
Shimachu Co., Ltd.                                  400            5,231
Shimamura Co., Ltd.                                 200           11,298
Shimano, Inc.                                       900           10,612
Shimizu Corp.                                     8,000           26,183
Shin-Etsu Chem Co., Ltd.                          3,700          140,452
Shionogi & Co., Ltd.                              3,000           43,691
Shiseido Co., Ltd.                                3,000           28,156
Shizuoka Bank, Ltd. (The)                         7,000           41,113
Showa Denko K.K. (a)                              7,000            9,049
Showa Shell Sekiyu K.K                            3,000           19,279
Skylark Co., Ltd.                                 1,000           16,925
SMC Corp.                                           500           55,595
Snow Brand Milk Products Co., Ltd.                2,000            1,883
Softbank Corp.                                    2,200           29,640
Sony Corp.                                        7,900          358,916
Stanley Electric Co., Ltd.                        1,000            7,547
Sumitomo Bank, Ltd. (The)                        40,000          148,253
Sumitomo Chemical Co., Ltd.                      12,000           44,745
Sumitomo Corp.                                    8,000           41,308
Sumitomo Electric Industries, Ltd.                7,000           44,461
Sumitomo Forestry Co., Ltd.                       1,000            5,604
Sumitomo Heavy Industries, Ltd. (a)               4,000            2,331

See notes to financial statements.

                                       20

                                                                MARKET
                                                                VALUE
                                                 SHARES           $
                                                 ------       ----------
Sumitomo Metal Industries, Ltd. (a)              25,000            9,527
Sumitomo Metal Mining Co., Ltd.                   4,000           15,333
Sumitomo Osaka Cement Co., Ltd.                   3,000            3,833
Sumitomo Realty &
  Development Co., Ltd.                           2,000            9,475
Sumitomo Trust & Banking Co, Ltd.                 3,000           10,088
Taiheiyo Cement Corp.                             7,000           10,043
Taisei Corp.                                      7,000           15,535
Taisho Pharmaceutical Co., Ltd.                   2,000           29,860
Taiyo Yuden Co., Ltd.                             1,000           14,646
Takara Shuzo Co., Ltd.                            2,000           13,615
Takashimaya Co., Ltd.                             2,000           10,192
Takeda Chemical Industries, Ltd.                  8,000          324,603
Takefuji Corp.                                      990           60,291
Takuma Co., Ltd.                                  1,000            6,628
TDK Corp.                                           500           22,716
Teijin, Ltd.                                      9,000           30,263
Teikoku Oil Co., Ltd.                             2,000            8,100
Terumo Corp.                                      1,500           18,237
THK Co., Ltd.                                       400            7,532
TIS, Inc.                                           400            7,218
Tobu Railway Co., Ltd.                            6,000           14,840
Toda Corp.                                        2,000            4,753
Toho Co., Ltd.                                      200            2,234
Toho Co., Ltd. (a)                                1,800           20,257
Tohoku Elecric Power Co., Inc.                    4,600           59,878
Tokio Marine & Fire
  Insurance Co., Ltd.                            12,000           86,172
Tokyo Broadcasting System, Inc.                   1,000           16,402
Tokyo Electric Power Co., Inc. (The)             11,700          221,192
Tokyo Electron, Ltd.                              1,600          103,419
Tokyo Gas Co., Ltd.                              25,000           64,450
Tokyo Style Co., Ltd.                             1,000            8,818
Tokyu Corp.                                      11,000           31,564
TonenGeneral Sekiyu K.K                           2,000           15,035
Toppan Printing Co., Ltd.                         7,000           60,101
Toray Industries, Inc.                           10,000           24,136
Toshiba Corp.                                    28,000          103,568
Tosoh Corp.                                       4,000            9,654
Tostem Corp.                                      3,000           40,239
Toto, Ltd.                                        3,000           12,643
Toyo Seikan Kaisha, Ltd.                          2,000           25,735
Toyobo Co., Ltd.                                  5,000            6,277
Toyota Industries Corp.                             800           11,687
Toyota Motor Corp.                               26,100          667,005
Trans Cosmos, Inc.                                  200            4,648
Trend Micro, Inc.                                   500           11,134
Ube Industries, Ltd.                              6,000            5,873
UFJ Holdings, Inc. (a)                               10           21,222
Uni-Charm Corp.                                     500           12,292
UNY Co., Ltd.                                     1,000            8,818
Ushio, Inc.                                       1,000           11,254
Wacoal Corp.                                      1,000            7,510
West Japan Railway Co.                                4           14,108
World Co., Ltd.                                     400            8,967
Yakult Honsha Co., Ltd.                           1,000            8,205
Yamada Denki Co., Ltd.                              100            6,053
Yamaha Corp.                                      2,000           12,853
Yamanouchi Pharmaceutical Co., Ltd.               3,000           78,237
Yamato Transport Co., Ltd.                        4,000           63,217
Yamazaki Baking Co., Ltd.                         2,000           10,432
Yasuda Fire & Marine
  Insurance Co., Ltd.                             3,000           13,966
Yokogawa Electric Corp.                           2,000           15,857
                                                              ----------
                                                              11,492,665
                                                              ----------

LUXEMBOURG - 0.1%
Arcelor (a)                                       3,158           43,705
                                                              ----------

NETHERLANDS - 5.9%
ABN AMRO Holding NV                              13,844          241,050
Aegon NV                                         10,604          230,771
Akzo Nobel NV                                     2,665          117,562
ASM Lithography Holding NV (a)                    4,184           85,771
Buhrmann NV                                         940           10,855
Elsevier NV                                       6,566           84,055
Getronics NV                                      2,511            6,538
Hagemeyer NV                                      1,006           17,586
Heineken NV                                       2,734          111,360
IHC Caland NV                                       278           14,211

See notes to financial statements.

                                       21

                                                                 MARKET
                                                                 VALUE
                                                 SHARES            $
                                                 ------        ---------
ING Groep NV                                     17,685          420,515
KLM Royal Dutch Airlines                            458            6,287
Koniklijke (Royal)
  Philips Electronics NV                         12,041          314,536
Koninklijke (Royal) KPN NV (a)                   14,688           70,130
Koninklijke Ahold NV                              7,405          170,696
Koninklijke Numico NV                               645           14,366
Oce NV                                              644            6,573
Qiagen NV                                         1,308           20,421
Royal Dutch Petroleum Co.                        19,871        1,025,254
Royal Vendex KBB NV                                 684            7,691
TNT Post Group NV                                 3,788           77,915
Unilever NV                                       5,400          313,881
Vedior NV                                         1,044           11,739
VNU NV                                              959           28,369
Wolters Kluwer NV                                 2,714           58,454
                                                               ---------
                                                               3,466,586
                                                               ---------

NEW ZEALAND - 0.1%
Auckland International Airport, Ltd.              3,386            5,791
Carter Holt Harvey, Ltd.                         13,145           10,938
Contact Energy, Ltd.                              4,649            7,815
Fisher & Paykel Appliances Holdings,
  Ltd., Series H (a)                                636            2,512
Fisher & Paykel Industries, Ltd.                    806            3,590
Fletcher Building, Ltd.                           3,472            4,465
Fletcher Challenge Forests, Ltd. (a)              8,380              845
Independent Newspapers, Ltd.                        651            1,116
Sky City Entertainment Group, Ltd.                1,033            2,518
Telecom Corp. of Neew Zealand, Ltd.              17,005           36,231
Tower, Ltd.                                         649            1,413
Warehouse Group, Ltd. (The)                       2,607            7,242
                                                               ---------
                                                                  84,476
                                                               ---------

NORWAY - 0.5%
Bergesen d.y. ASA, Series A                         300            5,589
Bergesen d.y. ASA, Series B                         200            3,434
Den Norsske Bank                                  5,205           26,110
Elkem ASA                                           400            8,035
Frontline, Ltd.                                     591            6,467
Gjensidige NOR Sparebank                            196            6,357
Kvaerner ASA, SeriesA (a)                         3,982            3,544
Merkantildata ASA (a)                             1,600            1,203
Nera ASA                                          1,093            2,147
Norsk Hydro ASA                                   1,800           76,560
Norske Skogindustrier ASA                           844           15,249
Opticom ASA (a)                                      88            2,948
Orkla ASA                                         1,800           30,907
Pan Fish ASA                                        800            1,436
Petroleum Geo-Services ASA (a)                      800            4,444
Schibsted ASA                                       500            4,854
Smedvig ASA, Series A                               400            2,940
Smedvig ASA, Series B                               200            1,280
Statoil ASA (a)                                   3,693           26,732
Storebrand ASA                                    2,200           12,838
Tandberg ASA (a)                                    984           11,374
Telenor ASA                                       4,556           17,640
Tomra Systems ASA                                 1,501           12,128
                                                               ---------
                                                                 284,216
                                                               ---------

PORTUGAL - 0.4%
Banco Comercial Portugues SA                     18,238           63,575
Banco Espirito Santo SA (a)                         689            6,849
Banco Espirito Santo SA, Registered               1,378           13,707
BPI - SGPS SA                                     4,870           10,320
Brisa-Auto Estrada de Portugal SA                 4,134           18,093
CIMPOR-Cimentos de
  Portugal, SGPS SA                                 864           15,126
Electridade de Portugal SA                       22,120           42,667
Jeronimo Martins SGPS SA (a)                        723            5,191
Portugal Telecom SGPS SA                         10,411           73,392
PT Multimedia-Servicos de
  Telecomunicacoes e
  Multimedia SA (a)                                 281            1,830
Sonae, S.G.P.S. SA                               15,088           10,702
                                                               ---------
                                                                 261,452
                                                               ---------

SINGAPORE - 1.0%
Allgreen Properties, Ltd.                         2,000            1,234
Capitaland, Ltd.                                 14,000           14,979

See notes to financial statements

                                       22

                                                                 MARKET
                                                                 VALUE
                                                 SHARES            $
                                                 ------        ---------
Chartered Semiconductor
  Manufacturing, Ltd. (a)                         8,000           18,255
City Developments, Ltd.                           6,000           22,272
Creative Technology, Ltd.                           600            7,075
Cycle & Carriage, Ltd.                            2,013            4,945
Datacraft Asia, Ltd.                              1,000            2,280
DBS Group Holdings, Ltd.                         11,000           81,065
First Capital Corp., Ltd.                         4,000            2,686
Fraser & Neave, Ltd.                              2,000            8,407
Haw Par Corp., Ltd.                               1,000            2,260
Hotel Properties, Ltd.                            4,000            2,839
Keppel Corp., Ltd.                                6,000           13,494
Keppel Land, Ltd.                                 1,000              955
Neptune Orient Lines, Ltd. (a)                    9,000            5,896
Oversea-Chinese Banking Corp., Ltd.              11,000           76,261
Overseas Union Enterprise, Ltd.                   1,000            3,712
Parkway Holdings, Ltd.                            6,000            2,931
SembCorp Industries, Ltd.                        11,000            9,848
SembCorp Logistics, Ltd.                          1,000            1,124
Sembcorp Marine, Ltd.                             2,000              988
Singapore Airlines, Ltd.                          8,000           59,393
Singapore Exchange, Ltd.                          3,000            2,113
Singapore Land, Ltd.                              1,000            1,834
Singapore Press Holdings, Ltd.                    3,000           35,865
Singapore Technologies
  Engineering, Ltd.                              20,000           26,421
Singapore Telecommunications, Ltd.               57,000           50,407
SMRT Corp, Ltd.                                   2,000              759
ST Assembly Test Services, Ltd. (a)               1,000            1,283
United Overseas Bank, Ltd.                       11,000           83,466
United Overseas Land, Ltd.                        4,000            3,843
Venture Manufacturing
  (Singapore), Ltd.                               2,000           16,049
Wing Tai Holdings, Ltd.                           5,000            2,620
                                                               ---------
                                                                 567,559
                                                               ---------

SPAIN - 3.0%
Acerinox SA                                         453           15,419
ACS SA                                              438           11,650
Altadis SA, SeriesA                               2,576           42,669
Amadeus Global Travel
  Distribution SA, SeriesA                          919            6,097
Autopistas, Concesionaria
  Espanola SA                                     1,712           15,845
Banco Bilbao Vizcaya
  Argentaria SA                                  28,410          327,815
Banco Santander Central
  Hispano SA                                     39,352          313,833
Corporacion Mapfre,
  Compania Internacional de
  Reaseguros SA                                   1,066            7,376
Empresa Nacional de
  Electricidad SA                                 8,970          134,537
Fomento de Construcciones
  y Contratas SA                                    657           14,207
Gas Natural SDG SA                                2,625           45,774
Grupo Dragados SA                                 1,260           15,640
Iberdrola SA                                      7,655           96,341
Industria de Diseno Textil, SA  (a)               1,973           38,671
Metrovacesa SA                                      446            6,500
NH Hoteles SA (a)                                   411            4,035
Promotora de Informaciones SA                       328            3,058
Puleva Biotech SA (a)                                98              359
Repsol YPF SA                                     9,805          121,194
Sociedad General de Aguas
  de Barcelona                                      793            8,917
Sociedad General de Aguas
  de Barcelona SA (a)                                12              131
Sol Melia SA                                      1,026            6,931
Telefonica Publicidad e
  Informacion SA                                    677            2,600
Telefonica SA (a)                                40,214          468,887
TelePizza SA (a)                                  2,099            2,578
Terra Networks SA (a)                             1,507           11,210
Union Electrica Fenosa SA                         2,613           40,118
Vallehermoso SA                                     950            6,640
Zeltia SA                                         1,368           11,395
                                                               ---------
                                                               1,780,427
                                                               ---------

See notes to financial statements.

                                       23

                                                                 MARKET
                                                                 VALUE
                                                 SHARES            $
                                                 ------        ---------
SWEDEN - 2.0%
Assa Abloy AB, Series B                           2,400           30,276
Atlas Copco AB, Series A                          1,000           23,653
Atlas Copco AB, Series B                            500           11,301
Drott AB, Series B                                  800            8,525
Electrolux AB                                     2,900           52,103
Gambro AB, SeriesA                                1,600            9,404
Gambro AB, SeriesB                                  800            4,702
Hennes & Mauritz AB (H&M), Series B               5,175           89,763
Hoganas AB, Series B                                107            1,810
Holmen AB, SeriesB                                  200            4,893
Modern Times Group MTG AB (a)                       475           10,645
NetCom AB, SeriesB (a)                              900           24,083
Nobel Biocare AB                                     89            3,993
Nordea AB                                        21,000          109,376
OM Gruppen AB                                       500            5,662
Sandvik AB                                        2,000           48,261
Sapa AB                                             300            4,444
SAS AB (a)                                          530            3,824
Securitas AB, Series B                            2,600           52,055
Skandia Forsakrings AB                            7,400           38,542
Skandinaviska Enskilda
  Banken (SEB), SeriesA                           5,000           46,828
Skanska AB                                        3,300           24,441
SKF AB, Series A                                    400            9,098
SKF AB, Series B                                    600           14,048
SSAB Svenskt Stal AB, Series A                      400            4,281
SSAB Svenskt Stal AB, Series B                      200            2,017
Svenska Cellulosa AB (SCA), Series B              1,600           51,453
Svenska Handelsbanken AB, Series A                4,700           63,782
Svenska Handelsbanken AB, Series B                  500            6,546
Swedish Match AB                                  3,000           19,209
Telefonaktiebolaget LM
  Ericsson AB, SeriesB                           63,100          268,950
Telia AB                                          9,400           32,609
Trelleborg AB, Series B                             800            7,416
Volvo AB, Series A                                1,000           16,963
Volvo AB, Series B                                2,100           36,927
WM-Data AB, Series B                              2,500            6,045
                                                               ---------
                                                               1,147,928
                                                               ---------

SWITZERLAND - 7.7%
ABB, Ltd.                                        11,362           80,995
Adecco SA                                         1,318           79,069
Ascom Holding AG                                    186            2,390
Charles Voegele Holding AG                           90            2,825
Ciba Specialty Chemicals AG                         300           21,650
Clariant AG Compagnie Financiere                    625           12,468
Richemont AG (a)                                  1,891           39,387
Credit Suisse Group (a)                          10,726          370,665
Forbo Holding AG                                     10            2,687
Georg Fischer AG                                     30            5,157
Givaudan AG                                          79           25,956
Holcim, Ltd.                                        260           54,459
Kudelski SA (a)                                     342           17,457
Kuoni Reisen Holding AG, SeriesB                     30            7,850
Logitech International SA (a)                       404           17,031
Lonza AG                                             40           25,229
Nestle SA                                         3,744          827,046
Novartis AG                                      27,279        1,036,328
Phonak Holding AG (a)                               172            2,927
PubliGoupe SA                                        25            4,943
Roche Holding AG                                    985           86,832
Roche Holding AG, Bearer                          6,641          466,593
Schindler Holding AG                                  5            7,337
Serono SA                                            32           24,182
SGS Societe Generale de
  Surveillance Holding SA                            60           11,494
Sulzer AG                                            30            5,606
Sulzer Medica AG                                     60            4,700
Swatch Group AG, Registered (a)                     310           25,964
Swatch Group AG, SeriesB (a)                      1,202           21,933
Swiss Re                                          2,777          249,692
Swisscom AG                                         487          141,866
Syngenta AG (a)                                   1,024           56,535
Synthes-Stratec, Inc.                                20           13,142

See notes to financial statements.

                                       24

                                                                 MARKET
                                                                 VALUE
                                                 SHARES            $
                                                -------        ---------
Tecan Group AG                                       59            3,496
Unaxis Holding AG                                    83            8,717
USB AG (a)                                       12,573          581,661
Valora Holding AG                                    40            6,736
Zurich Financial Services AG                        793          153,305
                                                               ---------
                                                               4,506,310
                                                               ---------

UNITED KINGDOM - 23.9%
3i Group PLC                                      5,402        $  52,338
Aegis Group PLC                                   6,893           10,091
Airtours PLC                                      3,353           10,576
AMEC PLC                                          1,507            9,229
Amey PLC                                          1,576            8,025
Amvescap PLC                                      6,637           80,074
ARM Holdings PLC (a)                              8,995           36,005
Associates British Ports Holdings PLC             1,878           11,820
AstraZeneca Group PLC                            15,470          782,456
AWG PLC (a)                                       1,859           13,673
AWG PLC, Red Shares (a)                         249,477              317
BAA PLC                                           8,958           80,899
BAE Systems PLC                                  19,954           89,749
Balfour Beatty PLC                                3,155           10,174
Barclays PLC                                     14,720          432,014
Barratt Developments PLC                          1,755           11,468
Bass PLC                                          7,346           73,355
BBA Group PLC                                     3,075           10,656
Berkeley Group PLC (The)                            868            9,839
BG Group PLC                                     30,876          127,738
BHP Billiton PLC                                 10,394           58,805
BOC Group PLC                                     4,394           64,821
Boots Co. PLC                                     7,600           68,635
BP Amoco PLC                                    198,167        1,632,673
BPB PLC                                           2,642           12,612
Brambles Industries PLC (a)                       6,759           29,349
British Airways PLC                               7,090           20,407
British America Tobacco PLC                      16,938          155,482
British Land Co. PLC (The)                        4,698           34,454
British Sky Broadcasting PLC (a)                 12,212          124,018
BT Group PLC (a)                                 76,843          277,966
BTG PLC (a)                                         686            5,094
Bunzl PLC                                         4,234           30,122
Cable & Wireless PLC                             12,381           38,526
Cadbury Schweppes PLC                            17,396          118,349
Canary Wharf Group PLC (a)                        6,014           38,809
Capita Group PLC                                  5,969           39,173
Caradon PLC                                       3,505            6,572
Carlton Communications PLC                        6,213           18,542
Celltech Group PLC (a)                            2,568           25,244
Centrica PLC                                     34,191          102,523
CGNU PLC                                         19,942          202,378
Chubb PLC                                         5,654           13,595
Close Brothers Group PLC                            797            7,496
CMG PLC                                           4,112           14,046
Compass Group PLC                                19,303          131,596
Corus Group PLC                                  28,291           32,812
Daily Mail & General Trust                        1,563           14,966
De La Rue PLC                                     1,263            7,521
Diageo PLC                                       29,735          353,280
Dixons Group PLC                                 17,630           59,721
Electrocomponents PLC                             3,937           27,675
EMI Group PLC                                     7,263           31,820
Exel PLC                                          2,699           29,585
FirstGroup PLC                                    2,487            9,005
FKI PLC                                           3,925            8,771
George Wimpey PLC                                 2,782           10,309
GKN PLC                                           6,756           28,094
GlaxoSmithKline PLC                              53,873        1,313,652
Granada Compass PLC                              25,288           41,132
Great Portland Estates PLC                        1,607            6,111
Great Universal Stores PLC  (The)                 8,523           83,179
Hammerson PLC                                     1,919           14,928
Hanson PLC                                        6,762           44,665
Hays PLC                                         15,723           43,921
HBOS PLC                                         31,503          330,173
Hilton Group PLC                                 14,332           45,205
HSBC Holdings PLC                                82,601          902,518
IMI PLC                                           2,302            8,628
Imperial Chemical Industries PLC                  6,712           27,056
Imperial Tobacco Group PLC                        2,433           32,244
International Power PLC (a)                      10,302           26,228

See notes to financial statements.

                                       25

                                                                MARKET
                                                                VALUE
                                                 SHARES            $
                                                -------       ----------
Invensys PLC                                     31,348           42,565
J Sainsbury PLC                                  14,398           85,175
Johnson Matthey PLC                               2,050           26,966
Kelda Group PLC                                   2,219           11,205
Kidde PLC                                         5,519            5,269
Kingfisher PLC                                   11,512           61,711
Land Securities PLC                               4,510           56,135
Lattice Group PLC                                29,955           71,708
Legal & General Group PLC                        43,755           92,831
Lloyds TSB Group PLC                             49,174          472,951
Logica PLC                                        4,198           22,860
Man Group PLC                                     1,180           17,307
Marconi PLC                                      18,973            4,696
Marks & Spencer PLC                              24,935          132,608
Misys PLC                                         5,419           20,043
National Grid Group PLC (a)                      15,528          101,523
Next PLC                                          1,625           21,869
Nycomed Amersham PLC                              5,810           58,838
P & O Princess Cruises PLC                        6,419           37,224
Pace Micro Technology PLC                         1,479            6,103
Pearson PLC                                       6,734           74,292
Peninsular & Oriental
  Sream Navigation Co.                            4,636           13,803
Pilkington PLC                                    8,583           12,899
Provident Financial PLC                           1,694           15,574
Prudential PLC                                   17,015          157,873
Railtrack Group PLC                               2,517            9,968
Rank Group PLC                                    3,626           12,822
Reckitt Benckiser PLC                             2,614           41,372
Reed International PLC                           10,714           96,000
Rentokil Initial PLC                             16,786           63,332
Reuters Group PLC                                12,509           92,710
Rexam PLC                                         3,971           24,516
Rio Tinto PLC                                     9,231          185,661
RMC Group PLC                                     1,803           14,536
Rolls-Royce PLC                                   3,896            8,872
Royal & Sun Alliance
  Insurance Group PLC                             6,573           24,265
Royal Bank of Scotland Group PLC                 24,010          588,182
Safeway PLC                                       5,037           22,727
Sage Group PLC (The)                             10,013           29,352
Schroders PLC                                     2,042           22,947
Scottish & Newcastle PLC                          3,121           24,500
Scottish & Southern Energy PLC                    3,935           35,342
ScottishPower PLC                                15,667           94,621
Serco Group PLC                                   2,136            9,552
Severn Trent PLC                                  1,725           17,896
Shell Transport & Trading Co. PLC                43,101          299,933
Signet Group PLC                                  9,576           14,526
Slough Estates PLC                                2,824           14,582
Smith & Nephew PLC                                8,204           49,461
Smiths Group PLC                                  4,997           50,110
Spirent PLC                                       4,603            8,366
SSL International PLC                             1,259            9,687
Stagecoach Holdings PLC                           8,796            8,429
Tate & Lyle PLC                                   3,287           15,668
Taylor Woodrow PLC                                5,424           14,998
Telewest Communications PLC (a)                  10,030            2,518
Tesco PLC                                        61,594          219,539
Unilever PLC                                     25,750          213,426
United Business Media PLC                         1,768           14,629
United Utilities PLC                              4,937           42,142
Vodafone Group PLC                              601,450        1,137,798
Whitbread PLC                                     1,598           14,420
Wolseley PLC                                      5,323           44,947
WPP Group PLC                                     9,444           99,380
                                                              ----------
                                                              13,982,742
                                                              ----------

TOTAL COMMON STOCKS

(Cost $ 67,885,005)                                           56,044,657
                                                              ----------

PREFERRED STOCKS - 0.3%
AUSTRALIA - 0.2%
News Corp., Ltd. (The)                           13,671           71,903
                                                              ----------

GERMANY - 0.1%
Boss Hugo AG                                        484           10,445
Fresenius Medical Care AG                           127            4,965
Porsche AG                                           32           13,702
Volkswagen AG                                     1,000           31,139
Wella AG                                            100            5,141
                                                              ----------
                                                                  65,392
                                                              ----------
See notes to financial statements.

                                       26

                                                               MARKET
                                                                VALUE
                                                SHARES            $
                                               --------     ------------
NEW ZEALAND - 0.0%
Fletcher Challenge Forests, Ltd. (a)             16,862            1,630
                                                            ------------

TOTAL PREFERRED STOCKS
(Cost $165,084)                                                  138,925
                                                            ------------

RIGHTS - 0.0%
UNITED KINGDOM - 0.0%
Imperial Chemical Industries PLC (a)
(Cost $8,039)                                     4,271            5,739
                                                            ------------
WARRANTS - 0.0%
SWITZERLAND - 0.0%
Swisscom (a)                                        470            2,267
(Cost $2,905)

SHORT TERM INVESTMENTS - 8.2%
AIM Short Term Investment
  Prime Portfolio                               162,133          162,134

AIM Treasury Fund                               743,002          743,002
Money Market Obligations Trust                  704,333          704,333
State Street Navigator Securities
  Lending Prime Portfolio (b)                  3,217,00        3,216,786
                                                            ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $4,826,255)                                              4,826,255
                                                            ------------
TOTAL INVESTMENTS - 104.1%
(Cost $72,887,288)                                            61,017,843

OTHER ASSETS AND LIABILITIES (NET) - (4.1%)                   (2,386,574)
                                                            ------------

NET ASSETS - 100.0%                                          $58,631,269
                                                            ============


(a) Non-income producing security.
(b) Security represents investment made with cash collateral from securities loaned.

ABBREVIATIONS
NPV - No Par Value.
NV - Non-voting.

TOP TEN INDUSTRY CONCENTRATION AS A PERCENTAGE  OF NET ASSETS:


 Drugs & Healthcare          10.6%
 Finance                      9.0%
 Banks                        8.5%
 Oil & Gas                    8.4%
 Telecommunications           7.2%
 Food & Beverage              5.7%
 Electronics                  5.1%
 Utilities                    4.5%
 Insurance                    4.1%
 Automobiles                  3.2%


                                                       NUMBER        UNREALIZED
                                                         OF         APPRECIATION
                                                     CONTRACTS     (DEPRECIATION)
                                                     ---------     --------------
SCHEDULE OF FUTURES CONTRACTS

SPI 200 Index Futures
  Expiration date 03/2002                                   14      $      2,723
CAC 40 Euro Futures
  Expiration date 03/2002                                    1               830
Hang Seng Index Futures
  Expiration date 03/2002                                    1            (1,519)
TOPIX Stock Exchange Futures
  Expiration date 03/2002                                    5             5,024
Financial Times Stock Exchange
  100 Index Futures
  Expiration date 03/2002                                   11            (7,265)
IBEX 35 Index Futures
  Expiration date 03/2002                                    1             2,123
MIB 30 Index Futures
  Expiration date 03/2002                                    2             4,248
OMX Index
  Expiration date 02/2002                                   26             6,530
                                                                    ------------
Total unrealized appreciation on
  open futures contracts purchased                                  $     12,694
                                                                    ============

See notes to financial statements.

                                       27

FORWARD FOREIGN CURRENCY CONTRACTS
BOUGHT AUSTRAILIAN DOLLAR
  Local Contract amount - 1,108,000
  Settlement Date - 05/21/2002
  Unrealized Gain                                                    $     7,922
BOUGHT EURO
  Local Contract amount - 430,000
  Settlement Date - 05/21/2002
  Unrealized Loss                                                         (2,328)
SOLD EURO
  Local Contract amount - 449,000
  Settlement Date - 05/21/2002
  Unrealized Gain                                                          3,935
BOUGHT POUND STERLING
  Local Contract amount - 602,000
  Settlement Date - 05/21/2002
  Unrealized Loss                                                        (10,296)
SOLD POUND STERLING
  Local Contract amount - 180,000
  Settlement Date - 05/21/2002
  Unrealized Gain                                                          3,339
BOUGHT POUND STERLING
  Local Contract amount - 896,000
  Settlement Date - 05/21/2002
  Unrealized Loss                                                            (10)
BOUGHT JAPANESE YEN
  Local Contract amount - 58,685,000
  Settlement Date - 05/21/2002
  Unrealized Loss                                                         (4,773)
SOLD JAPANESE YEN
  Local Contract amount - 24,864,000
  Settlement Date - 05/21/2002
  Unrealized Loss                                                            (38)
BOUGHT AUSTRAILIAN DOLLAR
  Local Contract amount - 2,084,000
  Settlement Date - 05/21/2002
  Unrealized Gain                                                          1,112
                                                                    ------------
Total unrealized depreciation on
  open forward foreign currency contracts                            $    (1,137)
                                                                    ============

See notes to financial statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

                                                        PORTFOLIO OF INVESTMENTS
                                                               December 31, 2001

                                                                 MARKET
                                                                 VALUE
                                                SHARES             $
                                                -------       ----------
COMMON STOCKS - 94.5%
AUSTRALIA - 2.5%

Amcor, Ltd.                                       3,863           14,139
AMP Diversified Property Trust                    3,000            3,962
AMP, Ltd.                                         7,426           70,096
Aristocrat Leisure, Ltd.                          2,400            8,108
Australia & New Zealand
  Banking Group, Ltd.                             4,949           45,116
Australia Gas Light Co., Ltd.                     2,211           10,280
Australian Stock Exchange, Ltd.                     337            1,949
BHP, Ltd.                                        24,621          132,334
Boral, Ltd.                                       3,800            6,400
Brambles Industries, Ltd.                         6,364           33,880
BRL Hardy, Ltd.                                     511            2,890
BT Office Trust                                   3,101            2,460
Coca-Cola Amatil, Ltd.                            4,067           12,452
Cochlear, Ltd.                                      300            6,987
Coles Myer, Ltd.                                  7,051           30,318
Commonwealth Bank of Australia                    8,274          126,807
Computershare, Ltd.                               3,200            8,649
CSL, Ltd.                                         1,051           27,701
CSR, Ltd.                                         6,354           22,085
David Jones, Ltd.                                 3,995            2,413
Deutsche Office Trust                             3,818            2,599
ERG, Ltd.                                         4,892            1,377
ERG, Ltd. (a)                                     1,440              406
Foster's Brewing Group, Ltd.                     13,259           32,985
Futuris Corp., Ltd.                               4,129            3,910
Gandel Retail Trust                               8,400            5,009
General Property Trust                           12,404           17,969
Goodman Fielder, Ltd.                             8,635            6,100
Harvey Norman Holdings, Ltd.                      2,458            5,096
Iluka Resources, Ltd.                             1,534            3,494
James Hardie Industries NV (a)                    2,258            6,927
John Fairfax Holdings, Ltd.                       1,706            3,356
Leighton Holdings, Ltd.                           1,682            8,911
Lend Lease Corp.                                  2,857           19,085
M.I.M Holdings, Ltd.                             11,490            6,705
Macquarie Bank, Ltd.                                632           12,116
Macquarie Infrastructure Group                    5,105            9,146
Mayne Nickless, Ltd.                              5,151           18,141
Mirvac Group                                      3,633            7,197
National Australia Bank, Ltd.                    10,304          168,045
Newcrest Mining, Ltd.                             1,742            3,692
News Corp., Ltd. (The)                           11,826           94,569
Normandy Mining, Ltd.                            10,336            9,576
NRMA Insurance Group, Ltd.                        4,653            7,431
OneSteel, Ltd.                                    4,400            2,487
Orica, Ltd.                                       1,615            5,961
Origin Energy, Ltd.                               2,053            2,965
Pacific Dunlop, Ltd.                              6,176            3,256
PaperlinX, Ltd.                                   1,700            4,239
Publishing & Broadcasting, Ltd.                     435            2,182
QBE Insurance Group, Ltd.                         4,106           16,142
Rio Tinto, Ltd.                                   2,068           39,386
Santos, Ltd.                                      3,478           11,038
Sonic Healthcare, Ltd.                              530            2,170
Sons of Gwalia, Ltd.                                827            3,171
Southcorp, Ltd.                                   4,393           16,978
Stockland Trust Group                             5,121           11,324
Suncorp-Metway, Ltd.                              2,523           18,120
TAB, Ltd.                                         1,663            2,315
TABCORP Holdings, Ltd.                            2,072           10,437
Telstra Corp., Ltd.                              34,230           95,319
Transurban Group (a)                              2,800            6,268
Wesfarmers, Ltd.                                  2,400           38,072
Westfield Holdings, Ltd.                          1,490           12,855
Westfield Trust                                  12,312           21,831
Westpac Banking Corp., Ltd.                      11,619           93,705
WMC, Ltd.                                         7,347           36,003
Woodside Petroleum, Ltd.                          1,552           10,639
Woolworths, Ltd.                                  6,887           39,625
                                                              ----------
                                                               1,529,356
                                                              ----------

AUSTRIA - 0.1%
Bohler-Uddeholm AG                                  101            4,045
BWT AG                                              151            3,294
Erste Bank deroesterreichischen
  Sparkassen AG                                     236           12,545
Flughafen Wien AG                                   149            3,980
Mayr-Melnhof Karton AG                              110            5,206

See notes to financial statements.

                                       29

                                                                 MARKET
                                                                 VALUE
                                                SHARES             $
                                                -------       ----------
Oesterreichische
  Elektrizitaetswirtschafts-AG                      192           14,360
OMV AG                                              194           16,257
RHI AG                                              182            1,183
Telekom Austria AG (a)                            1,676           13,893
VA Technologie AG                                   137            3,012
Voest-Alpine AG                                      93            2,658
Wienerberger AG                                     497            6,970
                                                              ----------
                                                                  87,403
                                                              ----------

BELGIUM - 1.1%
Agfa Gevaert NV                                     927           12,537
Barco NV                                            116            4,069
Bekaert SA                                          164            6,318
Colruyt NV                                          246           10,733
Compagnie Maritime Belge SA                          49            2,245
Delhaize Le Lion SA                                 624           32,474
Dexia                                             3,256           46,820
Electrabel SA                                       411           85,630
Fortis                                            9,146          237,378
Groupe Bruxelles Lambert SA                         895           47,056
Interbrew NPV                                     1,614           44,190
KBC Banassurance Holding NV                       1,832           61,495
Omega Pharma SA                                     112            5,071
S.A. D'Ieteren NV                                    41            6,753
Solvay SA                                           570           34,333
UCB SA                                            1,098           44,453
Union Miniere SA                                    179            7,052
                                                              ----------
                                                                 688,607
                                                              ----------

DENMARK - 0.9%
A/S Dampskibsselskabet
  Svendborg, Series B                                 4           36,405
A/S Det Ostasiatiske
  Kompagni (a)                                      200            4,479
Bang & Olufsen Holding
  A/S, Series B                                     125            2,919
Carlsberg A/S, Series B                             250           10,449
Coloplast A/S, Series B                              58            3,820
D/S 1912, Series B                                    7           47,782
Danisco A/S                                         550           19,694
Danske Bank                                       6,439          103,327
DSV, Series B                                        75            1,841
FLS Industries A/S, Series B                        400            3,377
GN Store Nord A/S                                   981            5,874
Group 4 Falck A/S                                   160           17,915
H. Lundbeck A/S                                     317            8,162
ISS A/S (a)                                         386           18,998
Kobenhavns Lufthavne A/S                             25            1,620
NavisionDamgaard A/S (a)                            252            6,760
NEG Micon A/S (a)                                    83            2,187
NKT Holding A/S                                     250            3,218
Novo Nordisk A/S                                  3,005          122,893
Novozymes A/S, Series B                             604           12,188
Tele Danmark A/S                                  1,600           57,003
Topdanmark A/S (a)                                  233            5,441
Vestas Wind Systems AS                              970           26,485
William Demant AS (a)                               478           12,422
                                                              ----------
                                                                 535,259
                                                              ----------

FINLAND - 2.4%
Amer Group, Ltd.                                    200            5,253
Fortum Oyj                                        1,862            7,875
Instrumentarium Corp.                               200            8,369
KCI Konecranes International                         66            1,675
Kesko Oyj                                           600            5,503
Kone Corp., Series B                                140           10,346
Metso Oyj                                         1,100           11,557
Nokia Oyj                                        44,096        1,137,021
Orion-Yhtyma Oyj, Series B                          267            4,778
Outokumpu Oyj                                     1,000           10,551
Oyj Hartwall Abp                                    450            9,175
Pohjola Group Insurance Corp.,
  Series B                                          200            3,535
Rautaruukki Oyj                                   1,000            3,651
Sampo-Leona Insurance, Series A                   2,700           21,155
Sonera Oyj                                       10,750           54,462
Stora Enso Oyj, Series R                          2,862           36,644
TietoEnator Oyj                                     760           20,131
UPM-Kymmene Oyj                                   2,200           72,966

See notes to financial statements.

                                       30

                                                                 MARKET
                                                                 VALUE
                                                 SHARES            $
                                                -------       ----------
Uponor Oyj                                          300            5,008
Wartsila Oyj, Series B                              300            5,556
                                                              ----------
                                                               1,435,211
                                                              ----------

FRANCE - 10.2%
Accor SA                                          1,779           64,673
Alcatel SA, Series A                             10,145          173,430
Alstom                                              946           10,520
Altran Technologies SA                              277           12,517
Aventis SA                                        6,561          465,877
Axa                                              13,577          283,719
BNP Paribas SA                                    3,698          330,905
Bouygues SA                                       2,279           74,673
Business Objects SA (a)                             269            8,994
Cap Gemini SA                                     1,044           75,386
Carrefour SA                                      5,312          276,211
Castorama Dubois Investissement SA                  345           17,770
Club Mediterranee SA                                132            4,819
Compagnie de Saint-Gobain                           749          113,037
Compagnie Francaise
  d'Etudes et deConstruction SA                     111           14,825
Compagnie Generale des
  Establissements Michelin                        1,229           40,543
Dassault Systemes SA                                703           33,800
Essilor International SA                            700           21,160
Etablissements Economiques
  du Casino Guichard-Perrachon SA                   582           44,902
European Aeronautic Defence &
  Space Co.                                       1,419           17,233
France Telecom SA                                 6,084          243,224
Groupe Danone                                     1,285          156,745
Imerys                                              111           10,654
L'Air Liquide SA                                    786          110,153
L'Oreal SA                                        4,456          320,970
Lafarge SA                                        1,134          105,915
Lagardere S.C.A                                   1,249           52,267
LMVH (Louis Vuitton Moet Hennessy)                3,229          131,388
Pechiney SA                                         645           33,251
Pernod-Ricard SA                                    516           39,971
Pinault-Printemps-Redoute SA                        835          107,504
PSA Peugoet Citroen                               2,111           89,750
Publicis SA                                       1,014           26,859
Renault SA                                          527           18,586
Sagem SA                                            281           17,201
Sanofi-Synthelabo SA                              4,824          359,933
Schneider Electric SA                             1,499           72,072
Societe BIC SA                                      384           13,115
Societe Generale                                  3,217          180,023
Societe Television Francaise 1                      557           14,080
Sodexho Alliance SA                               1,108           47,363
STMicroelectronics N.V.                           6,241          200,323
Suez SA                                           8,061          244,027
Thales SA                                         1,036           35,744
Thomson Multimedia (a)                              466           14,315
Total FinaElf SA                                  6,182          882,885
Unibail SA                                          339           17,220
Usinor SA                                         1,801           22,530
Valeo SA                                            562           22,417
Vinci SA                                            604           35,413
Vivendi Universal SA                              8,595          470,643
Zodiac SA                                            36            6,536
                                                              ----------
                                                               6,188,071
                                                              ----------

GERMANY - 7.4%
Adidas-Salomon AG                                   400           30,023
Allianz AG                                        1,800          426,309
Altana AG                                           290           14,460
BASF AG                                           5,000          185,865
Bayer AG                                          6,400          204,002
Bayer Hypo-und Vereinsbank AG                     3,954          120,824
Beiersdorf AG, Series A                             500           56,761
Buderus AG                                          400           11,005
Continental AG                                      900           11,900
DaimlerChrysler AG                                8,400          361,615
Deutsche Bank AG                                  4,900          346,407
Deutsche Lufthansa AG                             2,500           33,010
Deutsche Post AG                                  1,407           18,779
Deutsche Telekom AG                              22,122          380,148
Douglas Holding AG                                  329            9,081

See notes to financial statements.

                                       31

                                                                MARKET
                                                                VALUE
                                                SHARES            $
                                                -------       ----------
E.On AG                                           6,000          310,810
Epcos AG                                            595           29,402
Fresenius Medical Care AG                           577           35,705
Gehe AG                                             539           20,876
Heidelberg Zement AG                                400           19,232
Infineon Technologies AG                          1,461           29,854
Kamps AG                                            794            6,363
KarstadtQuelle AG                                   700           27,673
Linde AG                                          1,000           40,512
MAN AG                                              800           16,917
MAN AG, Preferred                                   400            6,411
Merck KGAA                                        1,000           36,941
Metro AG                                          2,100           74,511
MLP AG                                              233           16,972
Muenchener Rueckversicherungs-
  Gesellschaft AG                                 1,200          325,822
Preussag AG                                       1,400           34,404
ProSieben Sat.1 Media AG                          1,199            6,138
RWE AG                                            3,970          149,168
RWE AG, Preferred                                   288            8,013
SAP AG                                            2,300          299,601
Schering AG                                       1,700           90,212
SGL Carbon AG (a)                                   200            4,016
Siemens AG                                        7,800          516,353
ThyssenKrupp AG                                   3,800           55,454
Volkswagen AG                                     2,500          116,861
WCM Beteiligungs-und Grundbesitz AG               1,775           19,281
                                                              ----------
                                                               4,507,691
                                                              ----------

GREECE - 0.4%
Alpha Bank AE                                     1,364           24,314
Aluminum of Greece SA                                60            1,784
Attica Enterprises
  Holding SA (a)                                    380            1,719
Bank of Piraeus                                   1,084            9,632
Coca-Cola Hellenic
  Bottling Co. SA                                   875           12,621
Commercial Bank of Greece                           630           20,811
EFG Eurobank Ergasias                             1,218           16,939
EYDAP Athens Water Supply
  and Sewage Co. SA                                 220            1,246
Folli-Follie                                        100            1,758
Fourlis SA                                          140              551
Hellenic Duty Free Shops SA                         160            1,647
Hellenic Petroleum SA                               852            5,280
Hellenic Technodomiki SA                            566            3,124
Hellenic Telecommunications
  Organization SA                                 2,318           37,769
Intracom SA                                         513            6,577
Lambrakis Press SA                                  180              696
M. J. Maillis SA                                    220            1,030
National Bank of Greece SA                        1,678           39,921
Panafon Hellenic Telecom SA                       1,733            8,949
Papastratos Cigarettes Co.                          120            1,560
Technical Olympic SA                                500            1,015
Titan Cement Co.                                    265            9,428
Viohalco, Hellenic Copper
  and Aluminum Industry SA                          796            6,492
                                                              ----------
                                                                 214,863
                                                              ----------

HONG KONG - 1.5%
Amoy Properties, Ltd.                             4,000            4,155
ASM Pacific Technology, Ltd.                      2,500            4,921
Bank of East Asia, Ltd.                          10,400           22,406
Cathay Pacific Airways                           16,000           20,518
Cheung Kong (Holdings), Ltd.                      6,000           62,325
Cheung Kong Infrastructure
  (Holdings), Ltd.                                1,000            1,558
CLP Holdings, Ltd.                               16,600           63,332
Esprit Holdings, Ltd.                             7,122            8,037
Giordano International, Ltd.                      8,000            3,539
Hang Seng Bank, Ltd.                              9,700          106,667
Henderson Land
  Development Co., Ltd.                           7,000           31,868
Hong Kong & China Gas Co., Ltd.                  32,300           39,765
Hong Kong Exchanges &
  Clearing, Ltd.                                  4,000            6,079
Hongkong Electric Holdings, Ltd.                  5,500           20,454
Hutchison Whampoa, Ltd.                          23,000          222,689

See notes to financial statements.

                                       32

                                                                MARKET
                                                                VALUE
                                                SHARES            $
                                                -------       ----------
Hysan Development Co., Ltd.                       7,104            7,152
Johnson Electronic Holdings, Ltd.                20,000           21,031
Li & Fung, Ltd.                                  17,000           19,076
MTR Corp.                                         4,000            5,232
New World Development Co., Ltd.                  14,000           12,209
Pacific Century CyberWorks, Ltd. (a)             92,000           25,366
Shangri-La Asia, Ltd.                            12,000            9,387
Sino Land Co., Ltd.                              20,000            7,951
South China Morning Post
  (Holdings), Ltd.                               10,000            6,284
Sun Hung Kai Properties, Ltd.                    14,000          113,108
Swire Pacific, Ltd.                               9,500           51,777
Television Broadcast, Ltd.                        2,000            8,669
Wharf (Holdings), Ltd. (The)                     13,000           31,759
                                                              ----------
                                                                 937,314
                                                              ----------

IRELAND - 0.8%
Allied Irish Banks PLC                            8,383           97,032
Bank of Ireland                                   4,762           44,180
CRH PLC                                           4,920           86,868
DCC PLC                                             789            8,465
Elan Corp. PLC (a)                                3,185          147,463
Green Property PLC                                  435            2,440
Greencore Group PLC                               1,839            4,585
Independent News & Media PLC                      4,093            7,653
IONA Technologies PLC (a)                           190            3,933
Irish Life & Permanent PLC                        2,638           26,776
Jefferson Smurfit Group PLC                       9,781           21,336
Kerry Group PLC                                   1,269           15,423
Ryanair Holdings PLC (a)                          5,832           36,868
Waterford Wedgwood PLC                            5,569            4,364
                                                              ----------
                                                                 507,386
                                                              ----------

ITALY - 3.7%
ACEA SpA                                            395            2,680
Alitalia SpA (a)                                 11,000            9,814
Alleanza Assicurazioni                            1,402           15,416
Assicurazioni Generali SpA                        9,475          263,211
Autogrill SpA                                     1,494           13,848
Autostrade SpA                                    7,975           55,385
Banca Di Roma SpA (a)                             9,603           19,024
Banca Fideuram SpA                                1,056            8,453
Banca Intesa SpA                                 38,000           95,074
Banca Intesa SpA RISP                             7,000           12,527
Banca Monte dei Paschi di
  Siena SpA                                       3,009            7,502
Banca Nazionale del Lavoro                        6,673           13,517
Banca Popolare di Milano Scrl                     2,500            8,726
Benetton Group SpA                                1,250           14,157
Bipop-Carire SpA                                 13,157           21,789
Bulgari SpA                                       2,000           15,528
e.Biscom (a)                                         52            2,366
Enel SpA                                         24,981          140,794
Eni                                              28,050          351,646
Fiat SpA                                          2,400           38,507
Fiat SpA RISP Non-Convertible                       539            5,548
Fiat SpA, Preferred                                 697            7,695
Gruppo Editoriale L'Espresso SpA                  2,326            6,959
Italcementi SpA                                   1,250            9,794
Italgas SpA                                       2,055           19,285
La Rinascente SpA                                 2,000            6,963
Luxottica Group SpA                                 528            8,664
Mediaset SpA                                      7,300           53,363
Mediobanca SpA                                    4,750           53,204
Mediolanum SpA                                      841            7,578
Mondadori (Arnoldo) Editore SpA                   1,500            9,482
Parmalat Finanziaria SpA                          5,000           13,489
Pirelli SpA                                      11,000           19,294
Riunione Adriatica di
  Sicurta SpA                                     4,450           52,419
San Paolo - IMI SpA                               9,250           99,243
Seat Pagine Gialle SpA (a)                       22,025           17,787
Snia SpA                                          2,500            3,361
Telecom Italia Mobile SpA                        53,000          295,879
Telecom Italia SpA RISP
  Non-Convertible                                 9,500           50,751
Telecom Italia SpA                               28,000          239,332

See notes to financial statements.

                                        33

                                                                MARKET
                                                                VALUE
                                                SHARES            $
                                                -------       ----------
Tiscali SpA (a)                                   1,331           12,064
UniCredito Italiano SpA                          33,250          133,518
                                                              ----------
                                                               2,235,636
                                                              ----------

JAPAN - 19.4%
77 Bank, Ltd.                                     3,000           13,253
ACOM Co., Ltd.                                      900           65,581
Advantest Corp.                                     700           39,631
Aiful Corp.                                         200           12,941
Ajinomoto Co., Inc.                               6,000           58,599
ALPS Electric Co., Ltd.                           1,000            6,791
Amada Co., Ltd.                                   2,000            7,935
Amano Corp.                                       1,000            5,990
Aoyama Trading Co., Ltd.                            500            4,769
Asahi Bank, Ltd. (The)                           20,000           12,513
Asahi Breweries, Ltd.                             4,000           35,983
Asahi Chemical Industry, Ltd.                    14,000           49,138
Asahi Glass Co., Ltd.                            11,000           65,047
Asatsu-Dk, Inc.                                     400            7,813
Ashikaga Bank, Ltd. (a)                           4,000            3,662
Autobacs Seven Co., Ltd.                            300            6,982
Bank of Fukuoka, Ltd. (The)                       4,000           13,551
Bank of Yokohama, Ltd. (The)                     11,000           38,356
Benesse Corp.                                     1,100           28,537
Bridgestone Corp.                                 8,000           84,663
Canon, Inc.                                       8,000          275,294
Casio Computer Co., Ltd.                          2,000            8,668
Central Japan Railway Co.                            14           90,584
Chubu Electric Power Co.                          2,600           46,818
Chugai Pharmaceutical Co., Ltd.                   2,000           23,180
Chuo Mitsui Trust and
  Banking Co., Ltd. (The)                         6,000            5,951
Citizen Watch Co., Ltd.                           2,000            9,965
Credit Saison Co., Ltd.                           1,200           23,348
CSK Corp.                                           500           11,712
DAI Nippon Printing Co., Ltd.                     6,000           59,973
Daicel Chemical Industries, Ltd.                  3,000            8,813
Daiei, Inc. (The) (a)                             5,000            2,823
Daifuku Co., Ltd.                                 1,000            4,044
Daiichi Pharmaceutical Co., Ltd.                  2,000           38,913
Daikin Industries, Ltd.                           2,000           31,360
Daimaru, Inc. (The)                               2,000            8,042
Dainippon Ink & Chemicals, Inc.                   5,000            7,134
Dainippon Screen MFG. Co., Ltd.                   1,000            3,144
Daito Trust Construction Co., Ltd.                  900           13,768
Daiwa Bank Holdings, Inc. (a)                    14,000            8,759
Daiwa House Industry Co., Ltd.                    4,000           22,829
Daiwa Securities Group, Inc.                     12,000           63,086
Denki Kagaku Kogyo
  Kabushiki Kaisha                                3,000            6,959
Denso Corp.                                       6,100           80,800
East Japan Railway Co.                               29          140,066
Ebara Corp.                                       2,000           12,056
Eisai Co., Ltd.                                   2,000           49,748
FANUC, Ltd.                                       1,600           68,121
Fuji Machine MFG. Co., Ltd.                         300            3,914
Fuji Photo Film Co., Ltd.                         4,000          142,835
Fuji Soft ABC, Inc.                                 200            7,966
Fuji Television Network, Inc.                         3           12,109
Fujikura, Ltd.                                    3,000           11,262
Fujisawa Pharmaceutical Co., Ltd.                 1,000           23,043
Fujitsu, Ltd.                                    17,000          123,745
Furukawa Electric Co., Ltd. (The)                 6,000           31,863
Gunma Bank, Ltd. (The)                            4,000           18,312
Gunze, Ltd.                                       2,000            7,233
Hankyu Department Stores, Inc.                    1,000            6,012
Hirose Electric Co., Ltd.                           300           20,441
Hitachi Zosen Corp. (a)                           7,000            3,258
Hitachi, Ltd.                                    27,000          197,772
Hokuriku Bank, Ltd. (The) (a)                     5,000            5,455
Honda Motor Co., Ltd.                             6,900          275,347
House Food Corp.                                  1,000            8,202
Hoya Corp.                                        1,100           65,718
Isetan Co., Ltd.                                  2,000           20,494
Ishihara Sangyo Kaisha, Ltd. (a)                  3,000            4,212
Ishikkawajima-Harima Heavy
  Industries Co., Ltd.                            9,000           14,009
Ito-Yokado Co., Ltd.                              3,000          135,510
Itochu Corp.                                     14,000           31,619
Japan Airlines Co., Ltd.                         18,000           43,125
Japan Energy Corp.                                8,000            8,973

See notes to financial statements.

                                       34

                                                                MARKET
                                                                VALUE
                                                SHARES            $
                                                -------       ----------
Japan Tobacco, Inc.                                  11           69,243
JGC Corp.                                         2,000           14,757
Joyo Bank, Ltd. (The)                             6,000           16,618
Jusco Co., Ltd.                                   3,000           67,755
Kajima Corp.                                      7,000           19,014
Kaken Pharmaceutical Co., Ltd.                    1,000            5,448
Kamigumi Co., Ltd.                                2,000            8,210
Kanebo, Ltd. (a)                                  4,000            6,104
Kaneka Corp.                                      4,000           24,386
Kansai Electric Power Co. (The)                   7,400          105,980
Kao Corp.                                         5,000          103,960
Katokichi Co., Ltd.                                 400            6,379
Kawasaki Heavy Industries, Ltd. (a)              10,000            9,156
Kawasaki Kisen Kaisha, Ltd.                       4,000            5,341
Kawasaki Steel Corp.                             22,000           22,326
Keihin Electric Express
  Railway Co., Ltd.                               4,000           15,138
Keyence Corp.                                       100           16,626
Kikkoman Corp.                                    1,000            5,410
Kinden Corp.                                      2,000            9,354
Kinki Nippon Railway Co., Ltd.                   16,000           51,274
Kirin Brewery Co., Ltd.                           9,000           64,345
Kokuyo Co., Ltd.                                  1,000            8,393
Komatsu, Ltd.                                     7,000           25,050
Komori Corp.                                      1,000           11,285
Konami Co., Ltd.                                  1,300           38,585
Konica Corp.                                      2,000           11,766
Koyo Seiko Co., Ltd.                              1,000            3,525
Kubota Corp.                                     14,000           36,747
Kuraray Co., Ltd.                                 3,000           19,159
Kurita Water Industries, Ltd.                     1,000           12,414
Kyocera Corp.                                     1,700          110,903
Kyowa EXEO Corp.                                  1,000            5,944
Kyowa Hakko Kogyo Co., Ltd                        3,000           14,238
Kyushu Electric Power Co.                         1,700           24,490
Makita Corp.                                      1,000            4,937
Marubeni Corp. (a)                               10,000            6,028
Marui Co., Ltd.                                   3,000           35,480
Matsushita Communication
  Industrial Co., Ltd.                              400           10,835
Matsushita Electric
  Industrial Co., Ltd.                           18,000          231,146
Matsushita ElectricWorks, Ltd.                    1,000            8,233
Meiji Milk Products Co., Ltd.                     2,000            4,898
Meiji Seika Kaisha, Ltd.                          3,000           12,017
Meitec Corp.                                        300            7,325
Minebea Co., Ltd.                                 3,000           16,161
Mitsubishi Chemical Corp.                        21,000           44,705
Mitsubishi Corp.                                 12,000           77,918
Mitsubishi Electric Corp.                        20,000           77,369
Mitsubishi Estate Co., Ltd.                      10,000           73,173
Mitsubishi Gas Chemical Co., Inc.                 3,000            4,189
Mitsubishi Heavy Industries, Ltd.                30,000           80,116
Mitsubishi Logistics Corp.                        1,000            7,081
Mitsubishi Materials Corp.                        8,000           10,926
Mitsubishi Paper Mills, Ltd.                      2,000            2,854
Mitsubishi Rayon Co., Ltd.                        4,000           10,468
Mitsubishi Tokyo
  Financial Group, Inc. (a)                          41          274,988
Mitsui & Co., Ltd.                               14,000           69,327
Mitsui Engineering &
  Shipbuilding Co., Ltd. (a)                      6,000            5,951
Mitsui Fudosan Co., Ltd.                          7,000           53,411
Mitsui Marine & Fire
  Insurance Co., Ltd.                            13,000           61,003
Mitsui Mining & Smelting Co., Ltd.                4,000           13,124
Mitsukoshi, Ltd.                                  3,000            8,424
Mizuho Holdings, Inc.                                63          128,346
Mori Seiki Co., Ltd.                              1,000            5,990
Murata Manufacturing Co., Ltd.                    2,100          125,942
Namco, Ltd.                                         400            7,630
NEC Corp.                                        15,000          153,022
NGK Insulators, Ltd.                              4,000           29,635
NGK Spark Plug Co., Ltd.                          2,000           14,406
Nichirei Corp.                                    2,000            4,441
Nidec Corp.                                         400           21,059
Nikko Cordial Corp.                               5,000           22,318
Nikon Corp.                                       3,000           23,096
Nintendo Co., Ltd.                                1,000          175,111
Nippon COMSYS Corp.                               1,000            5,349
Nippon Express Co., Ltd.                         11,000           37,349

See notes to financial statements.

                                       35

                                                                 MARKET
                                                                 VALUE
                                                 SHARES            $
                                                 ------        ---------
Nippon Meat Packers, Inc.                         2,000           21,212
Nippon Mitsubishi Oil Corp.                      13,000           49,596
Nippon Sheet Glass Co., Ltd.                      3,000            9,477
Nippon Shokubai Co., Ltd.                         1,000            3,586
Nippon Steel Corp.                               62,000           89,409
Nippon Telegraph and
  Telephone Corp.                                    71          231,322
Nippon Unipac Holding                                10           44,636
Nippon Yusen Kabushiki Kaisha                     9,000           27,125
Nishimatsu Construction Co., Ltd.                 2,000            5,921
Nissan Motor Co., Ltd.                           27,000          143,179
Nisshin Flour Milling Co., Ltd.                   2,000           12,056
Nisshinbo Industries, Inc.                        2,000            7,416
Nissin Food Products Co., Ltd.                      900           17,580
Nitto Denko Corp.                                 1,200           27,743
Nomura Securities Co., Ltd.                      17,000          217,915
Noritake Co., Ltd.                                1,000            3,800
NSK, Ltd.                                         4,000           13,795
NTN Corp.                                         3,000            4,853
NTT Data Corp.                                        6           21,334
NTT DoCoMo, Inc.                                     18          211,506
Obayashi Corp.                                    5,000           14,192
Oji Paper Co., Ltd                               10,000           39,753
Okumura Corp.                                     2,000            4,914
Olympus Optical Co., Ltd.                         2,000           28,765
Omron Corp.                                       2,000           26,705
Onward Kashiyama Co., Ltd.                        1,000            9,599
Oriental Land Co., Ltd.                             700           48,123
Orix Corp.                                          800           71,662
Osaka Gas Co., Ltd.                              22,000           52,541
Pioneer Corp.                                     1,800           39,280
Promise Co., Ltd.                                 1,100           59,507
Ricoh Co., Ltd.                                   3,000           55,852
Rohm Co., Ltd.                                    1,000          129,788
Sanden Corp.                                      1,000            2,938
Sankyo Co., Ltd.                                  4,000           68,518
Sanrio Co., Ltd.                                    500            3,949
Sanyo Electric Co., Ltd.                         17,000           80,291
Sapporo Breweries, Ltd.                           2,000            5,539
Secom Co., Ltd.                                   2,000          100,412
Sega Corp. (a)                                    1,100           21,948
Seino Transportation Co., Ltd.                    1,000            4,059
Seiyu, Ltd. (The) (a)                             2,000            4,166
Sekisui Chemical Co., Ltd                         4,000           10,530
Sekisui House, Ltd.                               7,000           50,740
Seven-Eleven Japan Co., Ltd                       1,000           36,472
Sharp Corp.                                      10,000          116,969
Shimachu Co., Ltd.                                  400            5,494
Shimamura Co., Ltd.                                 400           23,501
Shimano, Inc.                                       900           10,232
Shimizu Corp.                                     8,000           27,102
Shin-Etsu Chem Co., Ltd.                          3,700          132,970
Shionogi & Co., Ltd.                              3,000           51,274
Shiseido Co., Ltd.                                3,000           27,720
Shizuoka Bank, Ltd. (The)                         7,000           52,983
Showa Denko K.K. (a)                              7,000            7,477
Showa Shell Sekiyu K.K.                           3,000           15,932
Skylark Co., Ltd.                                 1,000           16,786
SMC Corp.                                           500           50,893
Snow Brand Milk Products
  Co., Ltd. (a)                                   2,200            3,311
Softbank Corp.                                    2,000           35,587
Sony Corp.                                        7,900          361,064
Sumitomo Bank, Ltd. (The)                        40,000          169,388
Sumitomo Chemical Co., Ltd.                      15,000           50,931
Sumitomo Corp.                                   10,000           45,857
Sumitomo Electric Industries, Ltd.                7,000           48,871
Sumitomo Forestry Co., Ltd.                       1,000            5,249
Sumitomo Heavy Industries, Ltd. (a)               4,000            2,136
Sumitomo Metal Industries, Ltd. (a)              25,000            8,012
Sumitomo Metal Mining Co., Ltd.                   4,000           13,337
Sumitomo Osaka Cement Co., Ltd.                   3,000            4,372
Sumitomo Trust & Banking Co., Ltd.                3,000           12,178
Taiheiyo Cement Corp.                             7,000           10,629
Taisei Corp.                                      7,000           15,169
Taisho Pharmaceutical Co., Ltd.                   3,000           47,154
Taiyo Yuden Co., Ltd.                             1,000           15,146
Takara Shuzo Co., Ltd.                            2,000           16,817
Takashimaya Co., Ltd.                             2,000           11,796
Takeda Chemical Industries, Ltd.                  7,000          316,725
Takefuji Corp.                                      900           65,100

See notes to financial statements.

                                       36


                                                                 MARKET
                                                                 VALUE
                                                 SHARES            $
                                                 ------       ----------
Takuma Co., Ltd.                                  1,000            6,844
TDK Corp.                                           500           23,577
Teijin, Ltd.                                      9,000           34,541
Teikoku Oil Co., Ltd.                             2,000            7,310
Terumo Corp.                                      1,500           19,434
TIS, Inc.                                           400            9,553
Tobu Railway Co., Ltd.                            6,000           15,794
Toda Corp.                                        2,000            5,494
Toho Co., Ltd.                                      200           21,639
Tohoku Elecric Power Co., Inc.                    4,600           63,107
Tokio Marine & Fire
  Insurance Co., Ltd.                            12,000           87,716
Tokyo Broadcasting System, Inc.                   1,000           15,184
Tokyo Electric Power Co., Inc. (The)             11,700          249,069
Tokyo Electron, Ltd.                              1,600           78,498
Tokyo Gas Co., Ltd.                              25,000           66,954
Tokyo Style Co., Ltd.                             1,000            8,576
Tokyu Corp.                                      11,000           33,153
Toppan Printing Co., Ltd.                         7,000           64,573
Toray Industries, Inc.                           10,000           24,187
Toshiba Corp.                                    28,000           96,139
Tosoh Corp.                                       4,000            7,783
Tostem Corp.                                      2,000           27,056
Toto, Ltd.                                        3,000           14,306
Toyo Seikan Kaisha, Ltd.                          2,000           25,546
Toyobo Co., Ltd.                                  5,000            6,257
Toyota Motor Corp.                               26,100          661,163
Trans Cosmos, Inc.                                  200            5,204
Ube Industries, Ltd.                              6,000            5,906
UFJ Holdings, Inc. (a)                               10           22,051
Uni-Charm Corp.                                     500           10,453
UNY Co., Ltd.                                     1,000           10,163
Wacoal Corp.                                      1,000            7,966
West Japan Railway Co.                                4           17,885
World Co., Ltd.                                     400           12,056
Yakult Honsha Co., Ltd.                           1,000            7,477
Yamaha Corp.                                      2,000           14,802
Yamanouchi Pharmaceutical Co., Ltd.               3,000           79,200
Yamato Transport Co., Ltd.                        4,000           75,385
Yamazaki Baking Co., Ltd.                         2,000           10,972
Yasuda Fire & Marine
  Insurance Co., Ltd.                             3,000           17,168
Yokogawa Electric Corp.                           2,000           15,947
                                                              ----------
                                                              11,763,180
                                                              ----------

NETHERLANDS - 5.9%
ABN AMRO Holding NV                              13,653          219,906
Aegon NV                                         10,604          287,021
Akzo Nobel NV                                     2,665          118,998
ASM Lithography Holding NV (a)                    4,184           72,718
Buhrmann NV                                         940           10,320
Elsevier NV                                       6,566           77,637
Getronics NV                                      2,511            8,138
Hagemeyer NV                                        796           14,883
Heineken NV                                       2,635           99,921
IHC Caland NV                                       209            9,770
ING Groep NV                                     17,446          444,877
KLM Royal Dutch Airlines                            458            5,277
Koniklijke (Royal Philips)
  Electronics NV                                 12,265          364,523
Koninklijke (Royal) KPN NV (a)                   14,012           71,237
Koninklijke Ahold NV                              7,230          210,374
Koninklijke Numico NV                               645           15,035
Oce NV                                              644            6,462
Qiagen NV                                         1,308           24,457
Royal Dutch Petroleum Co.                        19,794        1,002,805
Royal Vendex KBB NV                                 684            7,783
TNT Post Group NV                                 3,651           78,993
Unilever NV                                       5,327          312,327
Vedior NV                                           794            9,523
VNU NV                                              959           29,467
Wolters Kluwer NV                                 2,535           57,781
                                                              ----------
                                                               3,560,233
                                                              ----------
See notes to financial statements.

                                       37

                                                               MARKET
                                                               VALUE
                                                 SHARES          $
                                                 ------       --------
NEW ZEALAND - 0.1%
Auckland International
  Airport, Ltd.                                   3,386          5,104
Carter Holt Harvey, Ltd.                         13,145          9,305
Contact Energy, Ltd.                              4,649          7,705
Fisher & Paykel Appliances
  Holdings, Ltd., Series H (a)                      636          2,675
Fisher & Paykel Industries, Ltd.                    806          5,739
Fletcher Building, Ltd.                           3,472          4,250
Fletcher Challenge Forests (a)                    8,380            768
Independent Newspapers, Ltd.                        651            989
Sky City Entertainment Group, Ltd.                1,033          2,710
Telecom Corp. of New Zealand, Ltd.               17,005         35,404
Tower, Ltd.                                         631          1,295
Warehouse Group, Ltd. (The)                       2,607          7,165
                                                              --------
                                                                83,109
                                                              --------

NORWAY - 0.5%
Bergesen d.y. ASA, Series A                         300          5,318
Bergesen d.y. ASA, Series B                         200          3,166
Den Norsske Bank                                  5,205         23,445
Elkem ASA                                           400          6,689
Frontline, Ltd.                                     591          6,128
Gjensidige NOR Sparebank                            196          5,944
Kvaerner ASA (a)                                    900            868
Merkantildata ASA (a)                             1,600          1,891
Nera ASA                                          1,093          2,364
Norsk Hydro ASA                                   1,800         75,457
Norske Skogindustrier ASA                           844         15,856
Opticom ASA (a)                                      88          3,610
Orkla ASA                                         1,800         30,504
Petroleum Geo-Services ASA (a)                      800          6,199
Schibsted ASA                                       500          4,822
Smedvig ASA, Series A                               400          3,256
Smedvig ASA, Series B                               200          1,371
Statoil ASA (a)                                   3,693         25,322
Storebrand ASA                                    2,200         12,755
Tandberg ASA (a)                                    492         10,971
Telenor ASA                                       4,556         19,607
Tomra Systems ASA                                 1,501         14,392
                                                              --------
                                                               279,935
                                                              --------

PORTUGAL - 0.5%
Banco Comercial Portugues SA                     18,238         73,885
Banco Espirto Santo SA                            1,378         17,754
BPI - SGPS SA                                     4,870          9,800
Brisa-Auto Estrada de
  Portugal SA                                     4,134         17,521
CIMPOR-Cimentos de
  Portugal, SGPS SA                                 864         15,155
Electridade de Portugal SA                       22,120         48,056
Jeronimo Martins SGPS SA (a)                        723          5,955
Portugal Telecom SGPS SA                         10,411         81,109
PT Multimedia-Servicos de
  Telecomunicacoes
  e Multimedia SA (a)                               281          1,951
Sonae, S.G.P.S. SA                               15,088         10,881
                                                              --------
                                                               282,067
                                                              --------

SINGAPORE - 0.9%
Allgreen Properties, Ltd.                         2,000          1,116
Capitaland, Ltd.                                 14,000         14,178
Chartered Semiconductor
  Manufacturing, Ltd. (a)                         8,000         21,229
City Developments, Ltd.                           6,000         19,659
Creative Technology, Ltd.                         1,000          8,015
Cycle & Carriage, Ltd.                            2,013          3,358
Datacraft Asia, Ltd.                              1,000          2,180
DBS Group Holdings, Ltd.                         11,000         82,209
First Capital Corp., Ltd.                         4,000          2,361
Fraser & Neave, Ltd.                              2,000          8,232
Haw Par Corp., Ltd.                               1,000          2,199
Hotel Properties, Ltd.                            4,000          2,773
Keppel Corp., Ltd.                                8,000         12,304
Keppel Land, Ltd.                                 1,000            931
Neptune Orient Lines, Ltd. (a)                    9,000          4,728
Oversea-Chinese Banking Corp., Ltd.              10,000         59,572
Overseas Union Enterprise, Ltd.                   1,000          3,466
Parkway Holdings, Ltd.                            6,000          3,119
SembCorp Industries, Ltd.                        11,000          9,532
SembCorp Logistics, Ltd.                          1,000            975
Sembcorp Marine, Ltd.                             2,000            894

See notes to financial statements.

                                       38


                                                                 MARKET
                                                                 VALUE
                                                 SHARES            $
                                                 ------       ----------
Singapore Airlines, Ltd.                          8,000          47,658
Singapore Exchange, Ltd.                          3,000           2,015
Singapore Press Holdings, Ltd.                    3,000          35,418
Singapore Technologies
  Engineering, Ltd.                              20,000          25,454
Singapore Telecommunications, Ltd.               57,000          54,330
SMRT Corp, Ltd.                                   2,000             774
ST Assembly Test Services, Ltd. (a)               1,000           1,186
United Overseas Bank, Ltd.                       11,000          75,656
United Overseas Land, Ltd.                        4,000           3,661
Venture Manufacturing
  (Singapore), Ltd.                               2,000          14,406
Wing Tai Holdings, Ltd.                           5,000           2,220
                                                              ---------
                                                                525,808
                                                              ---------

SPAIN - 3.0%
Acerinox SA                                         453          15,145
ACS SA                                              438          10,685
Altadis SA, Series A                              2,576          43,808
Amadeus Global Travel
  Distribution SA, Series A                         919           5,302
Autopistas, Concesionaria
  Espanola SA                                     1,597          15,911
Azucarera Ebro Agricolas SA                         942           9,142
Banco Bilbao Vizcaya
  Argentaria SA                                  26,646         329,775
Banco Santander Central
  Hispano SA                                     36,004         301,655
Corporacion Mapfre,
  Compania Internacional de
  Reaseguros SA                                   1,066           6,179
Empresa Nacional de
  Electricidad SA                                 8,269         129,359
Fomento de Construcciones
  y Contratas SA                                    657          13,601
Gas Natural SDG SA                                2,398          39,927
Grupo Dragados SA                                 1,260          16,862
Iberdrola SA                                      7,025          91,446
Industria de Diseno Textil, SA (a)                1,795          34,218
Metrovacesa SA                                      446           6,155
NH Hoteles SA                                       411           4,088
Promotora de Informaciones SA                       328           3,066
Puleva Biotech SA (a)                                98             260
Repsol YPF SA                                     9,034         131,754
Sociedad General de Aguas
  de Barcelona                                      793           9,885
Sociedad General de Aguas
  de Barcelona SA Ord (a)                            12             147
Sol Melia SA                                      1,026           7,801
Telefonica Publicidad e
  Informacion SA                                    677           2,682
Telefonica SA (a)                                36,892         493,699
TelePizza SA (a)                                  2,099           3,252
Terra Networks SA (a)                             1,507          12,344
Union Electrica Fenosa SA                         2,384          38,590
Vallehermoso SA                                     950           5,913
Zeltia SA                                         1,368          10,646
                                                              ---------
                                                              1,793,297
                                                              ---------

SWEDEN - 2.1%
Assa Abloy AB, Series B                           2,400          34,548
Atlas Copco AB, Series A                          1,000          22,355
Atlas Copco AB, Series B                            500          10,511
Drott AB, Series B                                  800           8,237
Electrolux AB                                     2,900          43,266
Gambro AB, Series A                               1,600           9,991
Gambro AB, Series B                                 800           5,033
Hennes & Mauritz AB
  (H&M), Series B                                 5,175         107,055
Hoganas AB, Series B                                107           1,668
Holmen AB, Series B                                 200           4,547
Modern Times Group MTG AB (a)                       475          10,460
NetCom AB, Series B (a)                             900          32,432
Nobel Biocare AB                                     89           3,712
Nordea AB                                        21,000         111,109
OM Gruppen AB                                       500           6,578
Sandvik AB                                        2,000          42,804
Sapa AB                                             300           4,118
SAS AB (a)                                          530           3,436
Securitas AB, Series B                            2,600          49,325
Skandia Forsakrings AB                            7,400          53,615

See notes to financial statements.

                                       39

                                                                 MARKET
                                                                 VALUE
                                                 SHARES            $
                                                 ------        ---------
Skandinaviska Enskilda
  Banken (SEB), Series A                          5,000           45,521
Skanska Ab                                        3,300           21,550
SKF AB, Series A                                    400            7,131
SKF AB, Series B                                    600           11,783
SSAB Svenskt Stal AB, Series A                      400            3,908
SSAB Svenskt Stal AB, Series B                      200            1,802
Svenska Cellulosa AB
  (SCA), Series B                                 1,600           43,776
Svenska Handelsbanken AB, Series A                4,700           69,001
Svenska Handelsbanken AB, Series B                  500            6,959
Swedish Match AB                                  3,000           15,873
Telefonaktiebolaget LM
  Ericsson AB, Series B                          63,100          342,879
Telia AB                                          9,400           41,849
Trelleborg AB, Series B                             800            6,139
Volvo AB, Series A                                1,000           16,159
Volvo AB, Series B                                2,100           35,234
WM-Data AB, Series B                              2,500            6,268
                                                              ----------
                                                               1,240,632
                                                              ----------

SWITZERLAND - 7.5%
ABB, Ltd.                                        10,800          104,077
Adecco SA                                         1,215           66,044
Ascom Holding AG                                    186            3,277
Charles Voegele Holding AG                           90            3,456
Ciba Specialty Chemicals AG                         300           18,747
Clariant AG                                         625           11,764
Compagnie Financiere
  Richemont AG (a)                                1,891           35,137
Credit Suisse Group (a)                          10,645          453,934
Forbo Holding AG                                     10            3,042
Georg Fischer AG                                     30            5,683
Givaudan AG                                          64           19,505
Holcim, Ltd.                                        260           56,062
Kudelski SA (a)                                     342           19,981
Kuoni Reisen Holding AG, Series B                    30            7,968
Logitech International SA (a)                       306           11,196
Lonza AG                                             40           26,140
Nestle SA                                         3,619          771,623
Novartis AG                                      26,875          971,210
Phonak Holding AG (a)                               172            3,937
PubliGoupe SA                                        25            5,044
Roche Holding AG                                  1,130           92,562
Roche Holding AG, Bearer                          6,356          453,644
Schindler Holding AG, Registered                      5            7,167
Schindler Holding AG, Participatin
  Certificates                                       10           14,395
Serono SA                                            32           27,927
SGS Societe Generale de
  Surveillance Holding SA                            60            9,631
Sulzer AG                                            30            4,608
Sulzer Medica AG                                     60            2,530
Swatch Group AG (a), Registered                     310           27,867
Swatch Group AG (a), Series B                     1,000           19,816
Swiss Re                                          2,736          275,198
Swisscom AG                                         470          130,217
Syngenta AG (a)                                   1,024           53,041
Synthes-Stratec, Inc.                                20           13,925
Tecan Group AG                                       59            3,909
Unaxis Holding AG                                    83            8,948
USB AG (a)                                       12,389          625,308
Valora Holding AG                                    40            5,818
Zurich Financial Services AG                        760          178,293
                                                              ----------
                                                               4,552,631
                                                              ----------

UNITED KINGDOM - 23.6%
3i Group PLC                                      5,402           67,575
Aegis Group PLC                                   6,893            9,330
Airtours PLC                                      3,353           12,200
AMEC PLC                                          1,507            8,663
Amey PLC                                          1,576            8,529
Amvescap PLC                                      6,531           94,197
ARM Holdings PLC (a)                              8,995           46,998
Associates British Ports
  Holdings PLC                                    1,878           11,480
AstraZeneca Group PLC                            14,869          670,418
AWG PLC (a)                                       1,859           14,610
BAA PLC                                           8,958           71,771
BAE Systems PLC                                  19,954           89,882

See notes to financial statements.

                                       40

                                                                MARKET
                                                                 VALUE
                                                 SHARES            $
                                                 ------       ----------
Balfour Beatty PLC                                3,155            7,944
Barclays PLC                                     14,173          469,273
Barratt Developments PLC                          1,755           10,938
Bass PLC                                          7,346           72,701
BBA Group PLC                                     3,075           12,665
Berkeley Group PLC (The)                            868            8,969
BG Group PLC                                     28,797          117,351
BHP Billiton PLC                                 10,394           52,795
BOC Group PLC                                     4,394           67,787
Boots Co. PLC                                     7,600           64,652
BP Amoco PLC                                    191,833        1,490,895
BPB PLC                                           2,642           11,536
Brambles Industries PLC (a)                       6,759           33,446
British Airways PLC                               7,090           20,122
British America Tobacco PLC                      16,938          143,595
British Land Co. PLC (The)                        3,536           24,033
British Sky Broadcasting PLC (a)                 12,212          134,367
BT Group PLC (a)                                 73,372          270,168
BTG PLC (a)                                         686            7,508
Bunzl PLC                                         3,021           19,346
Cable & Wireless PLC                             12,381           59,554
Cadbury Schweppes PLC                            16,846          107,387
Canary Wharf Group PLC (a)                        6,014           39,016
Capita Group PLC                                  5,969           42,589
Caradon PLC                                       3,505            6,476
Carlton Communications PLC                        4,215           14,907
Celltech Group PLC (a)                            2,568           32,665
Centrica PLC                                     33,051          106,787
CGNU PLC                                         19,285          237,170
Chubb PLC                                         5,654           14,154
Close Brothers Group PLC                            797            9,338
CMG PLC                                           4,112           14,543
Compass Group PLC                                19,303          144,682
Corus Group PLC                                  21,297       $   22,317
Daily Mail & General Trust                        1,563           14,741
De La Rue PLC                                     1,263            8,330
Diageo PLC                                       28,931          330,534
Dixons Group PLC                                 17,630           60,298
Electrocomponents PLC                             2,962           23,106
EMI Group PLC                                     7,263           37,737
Exel PLC                                          2,028           23,170
FirstGroup PLC                                    2,487           10,642
FKI PLC                                           3,925           10,568
George Wimpey PLC                                 2,782            8,867
GKN PLC                                           4,927           19,003
GlaxoSmithKline PLC                              53,335        1,337,458
Granada Compass PLC                              25,288           52,814
Great Portland Estates PLC                        1,607            5,730
Great Universal Stores PLC (The)                  8,523           80,008
Hammerson PLC                                     1,919           12,387
Hanson PLC                                        6,762           46,648
Hays PLC                                         15,723           47,597
HBOS PLC                                         30,333          351,407
Hilton Group PLC                                 14,332           44,012
HSBC Holdings PLC                                80,015          938,618
IMI PLC                                           2,302            9,012
Imperial Chemical Industries PLC                  6,712           37,023
Imperial Tobacco Group PLC                        2,433           32,081
International Power PLC (a)                      10,302           30,362
Invensys PLC                                     31,348           54,406
J Sainsbury PLC                                  14,398           76,695
Johnson Matthey PLC                               1,513           21,007
Kelda Group PLC                                   2,219           11,465
Kidde PLC                                         5,519            5,382
Kingfisher PLC                                   11,512           67,186
Land Securities PLC                               4,510           51,428
Lattice Group PLC                                29,955           68,011
Legal & General Group PLC                        42,720           98,858
Lloyds TSB Group PLC                             47,234          512,833
Logica PLC                                        4,198           39,103
Man Group PLC                                     1,180           20,471
Marconi PLC                                      18,973           11,529
Marks & Spencer PLC                              23,485          123,390
Misys PLC                                         3,938           18,627
National Grid Group PLC                          12,365           77,023
Next PLC                                          1,625           21,167
Nycomed Amersham PLC                              5,810           56,189
P & O Princess Cruises PLC                        6,419           37,369
Pace Micro Technology PLC                         1,479            7,534
Pearson PLC                                       6,734           77,523
Peninsular & Oriental
  Sream Navigation Co.                            4,636           16,042

See notes to financial statements.

                                       41

                                                                 MARKET
                                                                 VALUE
                                                 SHARES            $
                                                 ------        ---------
Pilkington PLC                                    8,583           13,991
Provident Financial PLC                           1,694           15,902
Prudential PLC                                   17,089          197,976
Railtrack Group PLC                               2,517           10,257
Rank Group PLC                                    3,626           12,138
Reckitt Benckiser PLC                             2,614           38,044
Reed International PLC                           10,498           87,089
Rentokil Initial PLC                             16,786           67,428
Reuters Group PLC                                11,786          116,643
Rexam PLC                                         2,644           14,421
Rio Tinto PLC                                     9,231          176,802
RMC Group PLC                                     1,803           16,243
Rolls-Royce PLC                                   3,896            9,441
Royal & Sun Alliance
  Insurance Group PLC                             6,573           37,763
Royal Bank of Scotland
  Group PLC                                      23,012          559,981
Safeway PLC                                       5,037           23,459
Sage Group PLC (The)                             11,651           38,746
Schroders PLC                                     2,042           25,113
Scottish & Newcastle PLC                          3,121           23,847
Scottish & Southern Energy PLC                    3,935           34,935
ScottishPower PLC                                15,329           84,777
Serco Group PLC                                   2,136           11,191
Severn Trent PLC                                  1,725           18,051
Shell Transport & Trading Co. PLC                41,618          285,894
Signet Group PLC                                  9,576           13,310
Slough Estates PLC                                2,824           13,625
Smith & Nephew PLC                                8,204           49,551
Smiths Group PLC                                  4,997           49,236
Spirent PLC                                       4,603           10,585
SSL International PLC                             1,259            9,940
Stagecoach Holdings PLC                           8,796            9,473
Tate & Lyle PLC                                   3,287           16,504
Taylor Woodrow PLC                                2,879            7,123
Telewest Communications PLC (a)                  10,030            9,051
Tesco PLC                                        59,673          216,252
Unilever PLC                                     24,968          204,949
United Business Media PLC                         1,768           12,351
United Utilities PLC                              4,937           44,226
Vodafone Group PLC                              582,023        1,522,620
Whitbread PLC                                     1,598           12,768
Wolseley PLC                                      5,323           44,546
WPP Group PLC                                     9,444          104,460
                                                              ----------
                                                              14,313,422
                                                              ----------

TOTAL COMMON STOCKS
(Cost $66,642,101)                                            57,261,111
                                                              ----------

PREFERRED STOCKS - 0.3%
AUSTRALIA - 0.2%
News Corp., Ltd. (The)                           13,671           91,324
                                                              ----------
GERMANY - 0.1%
Boss Hugo AG                                        484           10,317
Porsche AG                                           32           12,163
Volkswagen AG                                     1,000           31,029
                                                              ----------
                                                                  53,509
                                                              ----------
NEW ZEALAND - 0.0%
Fletcher Challenge Forests,
  Ltd. (a)                                       16,862            1,545
                                                              ----------
TOTAL PREFERRED STOCKS
(Cost $154,380)                                                  146,378
                                                              ----------
RIGHTS - 0.0%
NORWAY - 0.0%
Kvaerner ASA (a)
  Expiration date 01/22/2002                      1,582              115
                                                              ----------
(Cost of Rights $1,505)
SHORT TERM INVESTMENTS - 8.6%
AIM Short Term Investment
  Prime Portfolio                               972,465          972,465
AIM Treasury Fund                               293,774          293,774
State Street Navigator Securities
  Lending Prime Portfolio (b)                 2,979,085        2,979,085
Money Market Obligations
  Trust                                         988,178          988,178
                                                              ----------

See notes to financial statements.

                                       42

                                                                MARKET
                                                                VALUE
                                                 SHARES           $
                                                 ------      -----------
TOTAL SHORT TERM INVESTMENTS
(Cost $5,223,502)                                              5,233,502
                                                             -----------
TOTAL INVESTMENTS-103.4%
(Cost $72,031,488)                                            62,641,106

OTHER ASSETS AND LIABILITIES
  NET - (3.4%)                                                (2,070,468)
                                                             -----------
NET ASSET - 100%                                             $60,570,638
                                                             ===========

(a) Non-income producing security.

(b) Security represents investment made with cash collateral from securities loaned.

ABBREVIATIONS
NPV - No Par Value
NV - Non-voting


                                                            NUMBER       UNREALIZED
                                                              OF        APPRECIATION
                                                          CONTRACTS    (DEPRECIATION)
                                                          ---------    -------------
SCHEDULE OF FUTURES CONTRACTS

SPI 200 Index Futures
  Expiration date 03/2002                                        14        $  15,651
DAX Index Futures
  Expiration date 03/2002                                         2            4,696
CAC 40 Euro Futures
  Expiration date 03/2002                                         6            7,506
Hang Seng Index Futures
  Expiration date 01/2002                                         3        $  (2,731)
Nikkei 300 Stock Exchange
  Expiration date 03/2002                                         8            8,012
Financial Times Stock Exchange
  100 Index Futures
  Expiration date 03/2002                                        17           17,854
IBEX 35 Index Futures
  Expiration date 03/2002                                         3           (2,181)
MIB 30 Index Futures
  Expiration date 03/2002                                         2            9,892
OMX Index
  Expiration date 01/2002                                        27            7,078
                                                                           ---------
Total unrealized appreciation on
  open futures contracts purchased                                         $  65,777
                                                                           =========

TOP TEN INDUSTRY CONCENTRATION AS A PERCENTAGE OF NET ASSETS:

Drugs & Healthcare          10.1%
Finance                      9.3%
Telecommunications           8.3%
Banks                        8.2%
Oil & Gas                    7.6%
Food & Beverage              5.5%
Electronics                  5.1%
Utilities                    4.8%
Insurance                    4.4%
Retail Trade                 3.1%

STATEMENT OF ASSETS AND LIABILITIES
                                                               December 31, 2001

ASSETS
Investments at market (identified cost $72,031,488)                                            $      62,641,106
Cash                                                                                                     495,469
Foreign currency at market (cost $427,613)                                                               420,868
Receivables:
  Investments sold                                                          $          6,411
  Dividends and interest                                                              34,391
                                                                            ----------------
                                                                                               -----------------
    Total assets                                                                                      63,598,245

LIABILITIES
Unrealized depreciation on forward currency exchange contracts                        27,465
Payables:
  Daily variation margin on futures contracts                                         15,381
  Management fees (Note 4)                                                             5,676
  Due upon return of securities loaned                                             2,979,085
                                                                            ----------------
    Total liabilities                                                                                  3,027,607
                                                                                               -----------------
NET ASSETS                                                                                     $      60,570,638
                                                                                               =================
COMPOSITION OF NET ASSETS
Paid-in capital                                                                                $      69,929,091
Net unrealized depreciation on investments, foreign
  currency, forward currency exchange rate and futures contracts                                      (9,358,453)
                                                                                               -----------------
NET ASSETS                                                                                     $      60,570,638
                                                                                               =================

See notes to financial statements.

STATEMENT OF OPERATIONS
                                          For the Period Ended December 31, 2001

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $195,542)                                        $         860,797
  Interest                                                                                               152,507
                                                                                               -----------------
    Total Investment Income                                                                            1,013,304

EXPENSES
Management fees (Note 4)                                                    $         92,183
                                                                            ----------------
  Total Expenses                                                                                          92,183
                                                                                               -----------------
NET INVESTMENT INCOME                                                                                    921,121
                                                                                               -----------------
REALIZED AND UNREALIZED LOSS
Net realized loss on:
  Investments and foreign currency transactions                                   (3,822,645)
  Futures contracts                                                                 (770,561)
                                                                            ----------------
                                                                                                      (4,593,206)
Net change in unrealized appreciation (depreciation) on:
  Investments and foreign currency transactions                                  (11,857,648)
  Futures contracts                                                                  108,674
                                                                            ----------------
                                                                                                     (11,748,974)
                                                                                               -----------------
Net realized and unrealized loss                                                                     (16,342,180)
                                                                                               -----------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                           $     (15,421,059)
                                                                                               =================

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                              FOR THE YEAR      FOR THE PERIOD
                                                                                   ENDED             ENDED
                                                                           DECEMBER 31, 2001   DECEMBER 31, 2000*
                                                                           -----------------   ------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income                                                     $        921,121   $          91,845
  Net realized loss                                                               (4,593,206)           (336,836)
  Net change in unrealized appreciation (deprecation)                            (11,748,974)            936,550
                                                                            ----------------   -----------------
    Net increase (decrease) in net assets resulting from operations              (15,421,059)            691,559
                                                                            ----------------   -----------------
CAPITAL TRANSACTIONS
  Proceeds from contributions                                                     61,073,820          97,123,134
  Fair value of withdrawals                                                      (72,701,931)        (10,194,885)
                                                                            ----------------   -----------------
    Net increase (decrease) in net assets from capital transactions              (11,628,111)         86,928,249
                                                                            ----------------   -----------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                      (27,049,170)         87,619,808

NET ASSETS
  Beginning of period                                                             87,619,808                  --
                                                                            ----------------   -----------------
  End of period                                                             $     60,570,638   $      87,619,808
                                                                            ================   =================

----------
*   The Portfolio commenced operations on November 13, 2000.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

                                                                             FOR THE YEAR       FOR THE PERIOD
                                                                                 ENDED              ENDED
                                                                           DECEMBER 31, 2001   DECEMBER 31, 2000*
                                                                           -----------------   ------------------

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (in thousands)                                  $         60,571   $          87,620
  Ratios to average net assets:
    Operating expenses                                                                  0.15%               0.15%**
    Net investment income                                                               1.49%               0.81%**
  Portfolio turnover rate                                                                 31%                  8%
  Total return(a)                                                                     (21.88%)              0.80%***

----------
  *  The Portfolio commenced operations on November 13, 2000.
 **  Annualized
***  Not Annualized
(a) Results represent past performance and are not indicative of future results.

See notes to financial statements.

                                                   NOTES TO FINANCIAL STATEMENTS

                                                               December 31, 2001

1.  ORGANIZATION
    State Street Master Funds (the "Trust") is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises five investment portfolios: The State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street MSCI(R) EAFE(R) Index Portfolio, and the State Street Aggregate Bond Index Portfolio. Information presented in these financial statements pertains only to the State Street MSCI(R) EAFE(R) Index Portfolio (the "Portfolio"). At December 31, 2001, only the State Street MSCI(R) EAFE(R) Index Portfolio and the State Street Equity 500 Index Portfolio had commenced operations. The Declaration of the Trust permits the Board of Trustees to issue an unlimited number of shares of beneficial interest.

 2. SIGNIFICANT ACCOUNTING POLICIES
    The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

    SECURITY VALUATION: The Portfolio's investments are valued each business day by independent pricing services. Equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. Investments in other mutual funds are valued at the net asset value per share. Over-the-counter equities, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price.

    Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security.

    The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

    SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discounts on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

    All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio based on each investor's average net assets.

    FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's interest holders in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

    FUTURES: The Portfolio may enter into financial futures contracts. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio is required to segregate securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

    The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The Portfolio may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. Realized gain or loss is recognized when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    Risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of the counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At December 31, 2001, the following forward foreign currency exchange contracts were open:

                                                                                              UNREALIZED
                          TRADE    SETTLEMENT  LOCAL CURRENCY  AGGREGATE FACE    TOTAL       APPRECIATION
CURRENCY                   DATE       DATE        AMOUNT          AMOUNT         VALUE      (DEPRECIATION)
---------------------------------------------------------------------------------------------------------
Austrian Dollar (Buy)   11/14/01   02/20/02    1,108,000       $ 574,653     $  565,222    $  (9,431)
Euro (Buy)              11/14/01   02/20/02      661,000         581,825        587,188        5,363
Euro (Buy)              12/20/01   02/20/02      441,000         388,653        391,755        3,102
Euro (Buy)              12/17/01   02/20/02      492,000         443,120        437,060       (6,060)
Euro (Sell)             11/28/01   02/20/02      300,000         265,380        266,500       (1,120)
Euro (Sell)             12/07/01   02/20/02      250,000         221,600        222,083         (483)
Euro (Sell)             12/21/01   02/20/02      233,000         206,205        206,982         (777)
British Pounds (Buy)    11/14/01   02/20/02      623,000         894,254        902,979        8,725
British Pounds (Buy)    12/17/01   02/20/02      154,000         223,947        223,208         (739)
British Pounds (Sell)   12/07/01   02/20/02      100,000         142,570        144,940       (2,370)

                                       49

                                                                                            UNREALIZED
                          TRADE   SETTLEMENT LOCAL CURRENCY  AGGREGATE FACE    TOTAL       APPRECIATION
CURRENCY                   DATE     DATE        AMOUNT          AMOUNT         VALUE      (DEPRECIATION)
---------------------------------------------------------------------------------------------------------
Hong Kong Dollar (Buy)   11/14/01  02/20/02       896,000      $  114,908     $ 114,880    $     (28)
Japanese Yen (Buy)       11/14/01  02/26/02    23,606,000         195,381       180,649      (14,732)
Japanese Yen (Buy)       11/20/01  02/20/02    39,031,000         320,005       298,692      (21,313)
Japanese Yen (Buy)       12/19/01  02/20/02    25,520,000         200,636       195,296       (5,340)
Japanese Yen (Sell)      11/28/01  02/20/02    30,000,000         244,997       229,580       15,417
Swedish Krona (Buy)      11/14/01  02/20/02     2,084,000         196,483       198,804        2,321
                                                                                           ---------
                                                                                           $ (27,465)
                                                                                           =========

    SECURITIES LENDING: The Trust, on behalf of the Portfolio, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Portfolio may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are secured at all times by cash, U.S. Government Securities or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows:
    75% to the Portfolio and 25% to State Street.

    The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At December 31, 2001, the value of the securities loaned amounted to $2,831,097. The loans were collateralized with cash of $2,979,085, which the Portfolio invested in the State Street Navigator Securities Lending Prime Portfolio.

3.  SECURITIES TRANSACTIONS
    For the period ended December 31, 2001, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $18,274,935 and $29,395,850 respectively. The aggregate gross unrealized appreciation and depreciation were $2,740,171 and $12,130,553, respectively as of December 31, 2001.

4.  RELATED PARTY FEES AND TRANSACTIONS
    The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA"), a subsidiary of State Street Corp. and an affiliate of State Street, under which SSgA, directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legaland audit expenses), SSgA receives a management fee, calculated daily, at the annual rate of 0.15% of the Portfolio's average daily net assets.

                      STATE STREET MASTER FUNDS (UNAUDITED)

                                                                                         NUMBER OF
                                                                                         PORTFOLIOS IN      OTHER
                           POSITION(S)  TERM OF OFFICE                                   FUND COMPLEX       DIRECTORSHIPS
                           HELD WITH    AND LENGTH OF    PRINCIPAL OCCUPATION            OVERSEEN BY        HELD BY
NAME, ADDRESS, AND AGE     FUND         TIME SERVED      DURING PAST FIVE YEARS          TRUSTEE            TRUSTEE
-------------------------- ------------ ---------------- ------------------------------- ------------------ --------------
NON-INTERESTED TRUSTEES

Michael F. Holland         Trustee and  Term:            Holland & Company               10                 Director of the
Age: 57                    Chairman of  Indefinite       L.L.C. Chairman,                                   Holland Series
P.O. Box 5049              the Board    Elected: 9/99    1995 to present.                                   Fund, Inc. and the
Boston, MA 02206                                                                                            China Fund, Inc.

William L. Boyan           Trustee      Term:            Trustee of Old Mutual           10                 Trustee of Old
Age: 65                                 Indefinite       South Arica Equity Trust                           Mutual South
P.O. Box 5049                           Elected: 9/99    since 1983; Chairman of                            Africa Equity
Boston, MA 02206                                         the Board of Trustees of                           Trust
                                                         Children's Hospital and
                                                         Children's Medical Center
                                                         since 1984; Director of
                                                         John Hancock Mutual
                                                         Life Insurance Company,
                                                         1983 to 1988; and
                                                         President and Chief
                                                         Operations Officer of
                                                         John Hancock Mutual
                                                         Life Insurance Company,
                                                         1992 to 1998, Mr. Boyan
                                                         retired in 1999.

Rina K. Spence             Trustee      Term:            President of SpenceCare         10                 Director of
Age: 53                                 Indefinite       International LLC since                            Berkshire Life
P.O. Box 5049                           Elected: 7/99    1998; Chief Executive                              Insurance
Boston, MA 02206                                         Officer of Consensus                               Company of
                                                         Pharmaceutical, Inc.,                              America
                                                         1998 to 1999; and
                                                         Founder, President and
                                                         Chief Executive  Officer
                                                         of Spence Center for
                                                         Women's Health, 1994 to
                                                         1998.

                                         51


                                                                                         NUMBER OF
                                                                                         PORTFOLIOS IN      OTHER
                           POSITION(S)  TERM OF OFFICE                                   FUND COMPLEX       DIRECTORSHIPS
                           HELD WITH    AND LENGTH OF    PRINCIPAL OCCUPATION            OVERSEEN BY        HELD BY
NAME, ADDRESS, AND AGE     FUND         TIME SERVED      DURING PAST FIVE YEARS          TRUSTEE            TRUSTEE
-------------------------- ------------ ---------------- ------------------------------- ------------------ --------------
Douglas T. Williams        Trustee      Term:            Executive Vice President        10                 None
Age: 60                                 Indefinite       of Chase Manhattan Bank,
P.O. Box 5049                           Elected: 7/99    1987 to 1999. Mr. Williams
Boston, MA 02206                                         retired in 1999.

OFFICERS:

Kathleen C. Cuocolo        President    Term:            Executive Vice President        --                 --
Age: 49                                 Indefinite       of State Street Bank and
Two Avenue de Lafayette                 Elected: 5/00    Trust Company since
Boston, MA 02111                                         2000; and Senior Vice
                                                         President of State
                                                         Street Bank and Trust
                                                         Company, 1982 to 2000.

Janine L. Cohen            Treasurer    Term:            Senior Vice President of        --                 --
Age: 48                                 Indefinite       State Street Bank and
Two Avenue de Lafayette                 Elected: 5/00    Trust Company since
Boston, MA 02111                                         2001; and Vice President of
                                                         State Street Bank and Trust
                                                         Company, 1992 to 2000.

Julie A. Tedesco           Secretary    Term:            Vice President and              --                 --
Age: 44                                 Indefinite       Counsel of State Street
One Federal Street                      Elected: 5/00    Bank and Trust Company
Boston, MA 02110                                         since 2000; and Counsel
                                                         of First Data Investor
                                                         Services Group, Inc.,
                                                         1994 to 2000.

K. David James             Assistant    Term:            Associate Counsel of            --                 --
Age: 31                    Secretary    Indefinite       State Street Bank and
One Federal Street                      Elected: 9/01    Trust Company since
Boston, MA 02110                                         2000, and 1998 to 1999;
                                                         Paralegal Manager of
                                                         PFPC Inc., 1999 to
                                                         2000; and Legal Manager of
                                                         Fidelity Investments,
                                                         1996 to 1998.

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

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees of State Street Master Funds and
Owners of Beneficial Interest of State Street MSCI(R) EAFE(R) Index Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments and schedule of futures contracts, of the State Street MSCI(R) EAFE(R) Index Portfolio (one of the portfolios constituting State Street Master Funds) (the "Portfolio") as of December 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year then ended and for the period from November 13, 2000 (commencement of operations) to December 31, 2000. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street MSCI(R) EAFE(R) Index Portfolio of State Street Master Funds at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and for the period from November 13, 2000 (commencement of operations) to December 31, 2000, in conformity with accounting principles generally accepted in the United States.

                                                          /s/ Ernest & Young LLP

Boston, Massachusetts
February 8, 2002

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